                                         File Numbers: 333-148646 and 811-22093

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-6

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X

                       Post-Effective Amendment Number 20

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         Post-Effective Amendment Number 62

            MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
                           (Exact Name of Registrant)

                        Minnesota Life Insurance Company
             (formerly The Minnesota Mutual Life Insurance Company)
                               (Name of Depositor)

                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
              (Address of Depositor's Principal Executive Offices)

                                 1-651-665-3500
               (Depositor's Telephone Number, including Area Code)

                             Gary R. Christensen, Esq.
               Senior Vice President, Secretary and General Counsel
                        Minnesota Life Insurance Company
                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                     (Name and Address of Agent for Service)

                                    Copy to:
                             Thomas E. Bisset, Esq.
                         Sutherland Asbill & Brennan LLP
                          1275 Pennsylvania Avenue, NW
                           Washington, D.C. 20004-2415

It is proposed that this filing will become effective (check appropriate box):

    / / immediately upon filing pursuant to paragraph (b) of Rule 485

    /X/ on April 29, 2016 pursuant to paragraph (b) of Rule 485

    / / 60 days after filing pursuant to paragraph (a)(1) of Rule 485

    / / on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:


    / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Variable Universal Life Insurance
Policies.

PART A:  INFORMATION REQUIRED IN A PROSPECTUS

    Item Number       Caption in Prospectus

        1.            Front and Back Cover Pages

        2.            Benefit Summary:  Benefits and Risks

        3.            Risk/Benefit Summary:  Fee Table

        4.            General Description of Minnesota Life Individual Variable
                      Universal Life Account, Minnesota Life Insurance Company and Portfolio Companies

        5.            Charges

        6.            General Description of Contracts

        7.            Premiums

        8.            Death Benefits and Contract Values

        9.            Surrenders, Partial Surrenders, and Partial Withdrawals

       10.            Loans

       11.            Lapse and Reinstatement

       12.            Taxes

       13.            Legal Proceedings

       14.            Financial Statements

PROSPECTUS

WADDELL & REED ADVISORS ACCUMULATOR INDIVIDUAL VARIABLE UNIVERSAL LIFE POLICY A VARIABLE UNIVERSAL LIFE POLICY ISSUED BY
MINNESOTA LIFE INSURANCE COMPANY

VARIABLE UNIVERSAL LIFE INSURANCE POLICY

      This prospectus describes a Variable Universal Life Insurance Policy (the "Policy") issued by Minnesota Life Insurance Company ("Minnesota Life" "we" "us" or "our"). The Policy is a long-term investment designed to provide significant life insurance benefits for the insured. This prospectus provides basic information that you should know before purchasing the Policy. You should consider the Policy in conjunction with other insurance you own. Replacing your existing life insurance with this Policy may not be to your advantage. In addition, it may not be to your advantage to finance the purchase or maintenance of this Policy through a loan or through withdrawals from another policy. Please consult your insurance agent or financial adviser.

      You can allocate your Policy's accumulation value to one or more sub-accounts of the Minnesota Life Individual Variable Universal Life Account (the "Account"), each of which invests exclusively in one of the Portfolios listed below. The value of your investment in the Account will vary with the investment experience of the sub-accounts you select. You can also allocate your Policy's accumulation value to the guaranteed interest account, which credits a specific rate of interest and is part of Minnesota Life's general account.


THE FOLLOWING PORTFOLIOS ARE AVAILABLE UNDER THE POLICY:



                         [IVY_FUNDS_VIP_K]


IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
- IVY FUNDS VIP ASSET STRATEGY
- IVY FUNDS VIP BALANCED
- IVY FUNDS VIP BOND
- IVY FUNDS VIP CORE EQUITY
- IVY FUNDS VIP DIVIDEND OPPORTUNITIES
- IVY FUNDS VIP ENERGY
- IVY FUNDS VIP GLOBAL BOND
- IVY FUNDS VIP GLOBAL GROWTH
- IVY FUNDS VIP GLOBAL NATURAL RESOURCES
- IVY FUNDS VIP GROWTH
- IVY FUNDS VIP HIGH INCOME
- IVY FUNDS VIP INTERNATIONAL CORE EQUITY
- IVY FUNDS VIP LIMITED-TERM BOND
- IVY FUNDS VIP MICRO CAP GROWTH
- IVY FUNDS VIP MID CAP GROWTH
- IVY FUNDS VIP MONEY MARKET
- IVY FUNDS VIP REAL ESTATE SECURITIES
- IVY FUNDS VIP SCIENCE AND TECHNOLOGY
- IVY FUNDS VIP SMALL CAP GROWTH
- IVY FUNDS VIP SMALL CAP VALUE
- IVY FUNDS VIP VALUE

- IVY FUNDS VIP PATHFINDER AGGRESSIVE
- IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE
- IVY FUNDS VIP PATHFINDER MODERATE
- IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE
- IVY FUNDS VIP PATHFINDER CONSERVATIVE

PLEASE NOTE THAT THE POLICY AND THE PORTFOLIOS:

            -  are not guaranteed to achieve their goals;
            -  are not federally insured;
            -  are not endorsed by any bank or government agency; and
            -  are subject to risks, including loss of the amount invested.

A PROSPECTUS FOR EACH OF THE PORTFOLIOS AVAILABLE THROUGH THE ACCOUNT MUST ACCOMPANY THIS PROSPECTUS. PLEASE READ THESE DOCUMENTS CAREFULLY BEFORE INVESTING AND SAVE THEM FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THE POLICY, THE GUARANTEED INTEREST ACCOUNT OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE POLICY IS NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT OFFER THE POLICIES IN ANY JURISDICTION WHERE THEY CANNOT BE LAWFULLY SOLD. YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS, SALES MATERIALS WE HAVE APPROVED OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

[MINNESOTALIFE LOGO]

400 ROBERT STREET NORTH - ST. PAUL, MINNESOTA 55101-2098
PH 651/665-3500 - HTTP:/WWW.MINNESOTALIFE.COM


DATED: APRIL 29, 2016

TABLE OF CONTENTS


       SUMMARY OF BENEFITS AND RISKS                                                                       1

       FEE TABLES                                                                                          5

       GENERAL DESCRIPTIONS                                                                               14
              Minnesota Life Insurance Company                                                            14
              Individual Variable Universal Life Account                                                  14
              The Funds                                                                                   14
              Additions, Deletions or Substitutions                                                       16
              The Guaranteed Interest Account and the Loan Account                                        17
              Payments Made by Underlying Mutual Funds                                                    18

       INFORMATION ABOUT THE POLICY                                                                       18
              Variable Universal Life Insurance                                                           18
              Policy Changes                                                                              19
              Applications and Policy Issue                                                               21
              Policy Premiums                                                                             21
              Free Look                                                                                   24
              Accumulation Value                                                                          24
              Transfers                                                                                   27

       DEATH BENEFIT                                                                                      30
              Death Benefit Proceeds                                                                      30
              Death Benefit Options                                                                       30
              Effect of Partial Surrenders on the Death Benefit                                           34
              Choosing Death Benefit Options                                                              35
              Changing the Death Benefit Option                                                           35
              Increasing/Decreasing the Face Amount                                                       35
              Settlement Options                                                                          36
              Abandoned Property Requirements                                                             36
              Policy Loans                                                                                37
              Surrender                                                                                   39
              Partial Surrender                                                                           40
              Policy Charges                                                                              40
              Other Policy Provisions                                                                     46
              Supplemental Agreements                                                                     47

       OTHER MATTERS                                                                                      59
              Federal Tax Status                                                                          59
              Tax Treatment of Policy Benefits                                                            60
              Voting Rights                                                                               65
              Compensation Paid for the Sale of Policies                                                  66
              Cybersecurity                                                                               67
              Legal Proceedings                                                                           68
              Financial Statements                                                                        68
              Registration Statement                                                                      68

       STATEMENT OF ADDITIONAL INFORMATION                                                                68

       APPENDIX -- GLOSSARY                                                                              A-1


               (This page has been left blank intentionally.)

SUMMARY OF BENEFITS AND RISKS

      The following summary is designed to answer certain general questions concerning the Policy and to give you a brief overview of the more significant features of the Policy. The summary is not comprehensive and you should review the information contained elsewhere in this prospectus. This prospectus describes a flexible premium variable universal life insurance policy called Accumulator VUL. As the policy owner, you can exercise all the rights under the Policy, including the right to change the owner, the beneficiary and to make other policy changes. The Policy combines both life insurance protection and the potential for the accumulation of cash values; however, it may be unsuitable as a short-term investment due to the costs of insurance and the expenses charged. You can lose some or all of your money. If you are not satisfied with the Policy, you also have the right to return it to us or your agent within 30 days after you receive it.

      WHAT ARE SOME OF THE BENEFITS OF THE POLICY?

      The Policy allows for the growth of accumulation value, while life insurance coverage remains in force, and permits the flexible payment of premiums. The accumulation value of the Policy will fluctuate with the investment performance of the sub-accounts of the Account. You may transfer accumulation value among the sub-accounts and the guaranteed interest account, surrender all or part of your accumulation value under the Policy and take policy loans, subject to the limitations described in this prospectus. Each Policy has a face amount, however, the death benefit payable upon the death of the insured may be greater than the face amount, as described later in this prospectus.


      We offer fifteen Agreements that provide supplemental insurance benefits under the Policy: Accelerated Benefit Agreement, Business Continuation Agreement, Death Benefit Guarantee Agreement, Early Values Agreement, Family Term -- Children, Guaranteed Insurability Option, Guaranteed Insurability Option for Business, Inflation Agreement, Interest Accumulation Agreement, Long Term Care Agreement, Overloan Protection Agreement, Premium Deposit Account Agreement, Term Insurance Agreement, Waiver of Charges Agreement, and Waiver of Premium Agreement. There is no charge for the Accelerated Benefit Agreement or the Premium Deposit Account Agreement. The Agreements may not be available in all states. The Death Benefit Guarantee Agreement is no longer available on Policies issued after May 16, 2015. If your Policy is issued with the Death Benefit Guarantee Agreement, you must allocate your premium payments to either the Guaranteed Interest Account or one of the Ivy Funds VIP Pathfinder portfolios. See "Sub-Account Allocation."


      We also offer several ways of receiving death benefit proceeds under the Policy, other than in a lump sum. Information concerning the settlement options available under the Policy is set forth later in this prospectus, and in the Statement of Additional Information that we will provide you upon request. See "Statement of Additional Information" section to this prospectus.

      In general, under the Internal Revenue Code (the "Code"), the death benefit payable under a qualifying life insurance policy is excludable from the gross income of the beneficiary, and the owner would not be deemed to be in constructive receipt of the accumulation value of the Policy until there is a distribution. This means that under a qualifying life insurance policy, accumulation value builds up on a tax deferred basis and transfers of accumulation value among the available investment options under the Policy may be made tax free. This Policy is designed to afford the tax treatment normally accorded life insurance contracts under the Code.


      HOW CAN THE POLICY BE CHANGED?

      The Policy allows you the flexibility to tailor your Policy to your needs at issue and to change your Policy thereafter as your insurance needs change. Within very broad limits, including those designed to assure that the Policy qualifies as life insurance for tax purposes, you may choose the level of premium you wish to pay, the face amount and death benefit option under the Policy.


      WHAT MAKES THE POLICY VARIABLE?

      The Policy is called "variable" because unlike traditional whole life and universal life contracts which provide for accumulation of contract values at fixed rates determined by the insurance company, the accumulation value of the Policy may be invested in the sub-accounts of the Account. In turn, each sub-account invests exclusively in a corresponding Portfolio of a Fund. Thus, your accumulation value, to the extent invested in a sub-account, will vary with the positive or negative investment experience of the corresponding Portfolio.

      If you seek a fixed return on your accumulation value, you can allocate premiums and accumulation value to the guaranteed interest account, which credits a fixed rate of interest and is part of Minnesota Life's general account. See "Individual Variable Universal Life Account" and "The Funds."

      With the guaranteed interest account, you do not bear the risk that adverse investment performance will lower your accumulation value invested in that account. See "The Guaranteed Interest Account and the Loan Account."


      WHAT DEATH BENEFIT OPTIONS ARE OFFERED UNDER THE POLICY?

      The Policy provides three death benefit options: the Level Option, the Increasing Option and the Sum of Premiums Option.

      Under the Level Option, the death benefit is the face amount of the Policy. If the Level Option is in effect, the death benefit payable will not be affected by either the negative or positive investment performance of the investment options.

      Under the Increasing Option, the death benefit equals the face amount of the Policy plus the accumulation value at the time of death of the insured. If the Increasing Option is in effect, the death benefit payable will reflect the investment performance of the investment options in which accumulation value has been invested.

      The Sum of Premiums Option provides a death benefit equal to the face amount of the Policy plus the sum of all premiums paid less the sum of all partial surrenders. If the Sum of Premiums Option is in effect, the death benefit payable will not be affected by either the negative or positive investment performance of the investment options. See "Death Benefit Options."

      In order for your Policy to be considered life insurance under Code
      Section 7702, it must satisfy either the cash value accumulation test or the guideline premium test. Unless you specify otherwise, the death benefit qualification test for this Policy is the guideline premium test. The death benefit qualification test is shown on the policy data pages and cannot be changed. In order to ensure the Policy continues to satisfy the definition of life insurance under Code Section 7702, we may need to adjust the amount of death benefit payable under the death benefit option you have chosen.


      DO YOU HAVE ACCESS TO YOUR ACCUMULATION VALUE?

      Yes. You may transfer accumulation value among the available investment options or surrender the Policy at any time. You may also make a partial surrender of the accumulation value of the Policy after the first policy year. A surrender or partial surrender may have federal tax consequences. See "Federal Tax Status." A Surrender Charge may apply if you surrender the Policy, unless you have elected the

      Early Values Agreement. If you request a partial surrender, we will assess a Partial Surrender Transaction Charge of 2 percent of the amount withdrawn not to exceed $25.

      The maximum partial surrender that you may make at any time is equal to the accumulation value less any outstanding policy loan and accrued interest, any applicable Surrender Charge and three months of monthly charges. The minimum partial surrender that you may make is $500. We will not process a partial surrender that would cause your Policy to be disqualified as life insurance under the Code. We reserve the right to defer the payment of any amount from the guaranteed interest account upon surrender or partial surrender for up to six months.

      You may also borrow an amount up to your accumulation value less any applicable Surrender Charge and three months of monthly charges as a policy loan. A policy loan may have tax consequences. See "Federal Tax Status."


      WHAT ARE SOME OF THE RISKS OF THE POLICY?

      Your accumulation value under the Policy, to the extent invested in the sub-accounts of the Account, has no guaranteed minimum value. Therefore, you bear the risk that any adverse investment performance in the sub-accounts may reduce your accumulation value under the Policy. You are also subject to the risk that the investment performance of the sub-accounts you select may be less favorable than that of other sub-accounts, and in order to keep the Policy in force you may be required to pay more premiums than originally planned. The Policy also offers you the opportunity to have your accumulation value increase more rapidly than it would under comparable fixed life insurance by virtue of favorable investment performance. The death benefit may also increase and decrease with investment experience.

      There is the risk that the Policy may terminate. If your Policy terminates, all of the agreements added to the Policy will also terminate. As described in the "Termination" and "Reinstatement" sections of this prospectus, termination will only occur when the accumulation value under the Policy, less the sum of any outstanding policy loans and unpaid policy loan interest, is insufficient to cover the monthly charges, and the subsequent grace period expires without sufficient payment being made. You may reinstate a terminated Policy, subject to certain conditions. Policy loans may increase the risk that the Policy will terminate. If a Policy terminates with an outstanding policy loan, there may be significant adverse tax consequences to the owner. Policy loans may also have a negative effect on a Policy's accumulation value, and may reduce the death benefit. See "Policy Premiums."

      You may add the Long Term Care (LTC) Agreement to your Policy to provide for an acceleration of the death benefit in the event the insured meets the agreement's eligibility requirements. The tax treatment of long term care benefit payments from life insurance policies is uncertain. The IRS or the courts could take the position that all or a portion of such payments could be taxable to the policy owner. Anyone contemplating purchasing a Policy with the LTC Agreement should consult a tax advisor.

      You may elect the Overloan Protection Agreement to prevent policy termination in certain circumstances. The tax treatment of the Overloan Protection Agreement is uncertain and, it is not clear whether the Overloan Protection Agreement will be effective to prevent taxation of any outstanding loan balance as a distribution in those situations where Overloan Protection takes effect. Anyone contemplating exercise of the Policy's Overloan Protection Agreement should consult a tax adviser.

      If your Policy is issued with the Death Benefit Guarantee Agreement, you must allocate your premiums to any of the Ivy Funds VIP Pathfinder portfolios or the Guaranteed Interest Account. Your allocation of premium may be made in any combination among those accounts. Subsequent transfers may only be made among the Ivy Funds VIP Pathfinder portfolios or the Guaranteed Interest Account and will be subject to our policies regarding transfers among the sub-accounts. For Policies issued after August 19, 2013 and where you elected the Death Benefit Guarantee Agreement, we may also limit the amount of premium. Please see "Supplemental Agreements -- Death Benefit Guarantee Agreement" for more information. If your Policy has the Long Term Care (LTC) Agreement, your request for a monthly benefit under the LTC Agreement will include an instruction from you to transfer all of the accumulation value allocated to the sub-accounts to the Guaranteed Interest Account. You will not be allowed to transfer amounts into the Account when benefits payments are being made under the LTC Agreement.

      Surrendering your Policy or taking partial surrenders may have significant tax consequences. If you Surrender your Policy, you may be assessed a Surrender Charge, unless you have elected the Early Values Agreement. A partial surrender will be subject to a transaction charge equal to the lesser of $25 or 2 percent of the amount of the partial surrender. A partial surrender will reduce the accumulation value and will reduce the death benefit and increase the risk of termination. See "Federal Tax Status."

      There is risk that the Policy may not qualify as life insurance for federal tax purposes. We believe that a Policy issued on the basis of a standard underwriting class should so qualify. However, it is not clear whether a Policy issued on a sub-standard basis would qualify. Failure to qualify would mean that the death proceeds would be included in the beneficiary's gross income for federal income tax purposes, and that the accumulation value is constructively received before it is actually received. There is also a risk that the benefit payable under this Policy may be subject to estate taxation.

      The Policy may be unsuitable as a short-term savings vehicle due to the costs of insurance and expenses charged. Furthermore, sub-account values could decline depending upon changes in the underlying funds. Depending upon the timing of partial surrenders, the policy owner could lose all or part of their premium payments.

      There is also a risk that a Policy qualifying as life insurance will be treated as a modified endowment contract ("MEC"). A MEC is treated as life insurance with respect to the tax treatment of death proceeds and the tax-free inside build-up of yearly accumulation value increases. However, any amounts you receive, such as loans or amounts received from partial or total surrender of the Policy are includable in gross income on an income-first basis. With certain exceptions, the tax treatment includes a ten percent additional income tax imposed on the portion of any distribution that is included in income. See "Federal Tax Status."

      PORTFOLIO RISKS A comprehensive discussion of the risks of each Portfolio may be found in each Portfolio's prospectus. Please refer to the Portfolios' prospectuses for more information. There is no assurance that any Portfolio will achieve its stated investment objective.

      RISKS ASSOCIATED WITH THE GENERAL ACCOUNT. The Guaranteed Interest Account and the Fixed Loan Account are part of our general account. Our general account consists of all assets owned by us other than those in the Variable Account and any other separate accounts which we may establish. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.

      QUALIFICATION AS LIFE INSURANCE. We believe that a Policy issued on the basis of a standard underwriting class should qualify as life insurance under the Code. However, due to lack of guidance in this area, it is not clear whether a Policy issued on a sub-standard basis would qualify. A Policy may also fail to qualify as life insurance under the Code if too much premium is paid into the Policy or the diversification and investor control requirements are not met for investments in the Variable Account.

      Failure to qualify would mean that the death proceeds would be included in the beneficiary's gross income for federal income tax purposes, and that the accumulation value is constructively received before it is actually received. Depending upon the amount of assets in and the level of estate planning undertaken with regard to the Policy owner's estate, there is also a risk that the death benefit payable under this Policy may be subject to estate taxation. See the "Policy Premiums" and "Federal Tax Status."



FEE TABLES

      The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The charges may not be representative of the charges you will pay. Your Policy's schedule pages indicate the charges applicable to your Policy. More information about your charges is available upon request by contacting us at the telephone number or address listed on the cover page of this prospectus.

      TRANSACTION FEES

      This table describes the fees and expenses that are payable at the time that you buy the Policy, pay premiums, surrender the Policy, change the Policy or make transfers between the investment options.

                  CHARGE               WHEN CHARGE IS                         AMOUNT DEDUCTED
                                          DEDUCTED             GUARANTEED CHARGE*           CURRENT CHARGE
          Premium Charge(1)         Upon premium            7 percent of premium       4 percent of premium
                                    payment, expressed      payment                    payment
                                    as an amount of
                                    premium payment

          Policy Change             Upon change in face     $100                       $60
          Transaction Charge        amount, death benefit
                                    option, or risk class

          Partial Surrender         Upon partial            2 percent, not to exceed   2 percent, not to exceed
          Transaction Charge        surrender, expressed    $25                        $25
                                    as a percentage of
                                    amount surrendered

          Transfer Transaction      Upon transfer           $25 for each transfer      Currently, no transfer
          Charge                                                                       transaction charge is
                                                                                       assessed

      (1) The premium charge includes premium taxes that we are required to pay to the state in which this policy is issued, which may range from 0 percent to 2.5 percent.


      NOTE ABOUT SURRENDER CHARGES: The Policy Issue Charge is used to calculate a Surrender Charge and is described further in the table of Periodic Charges Other Than Investment Option Operating Expenses. For additional information regarding the Policy Issue Charge see "Policy Charges -- Accumulation Value Charges."


            PERIODIC CHARGES OTHER THAN INVESTMENT OPTION OPERATING EXPENSES

      The next tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including fees and expenses of the variable investment options.

                  CHARGE               WHEN CHARGE IS                         AMOUNT DEDUCTED
                                          DEDUCTED            GUARANTEED CHARGE*           CURRENT CHARGE
          Monthly Policy           Monthly, expressed      $12 plus $0.0125 per       $8
          Charge                   as an amount of face    $1,000
                                   amount


                  CHARGE               WHEN CHARGE IS                          AMOUNT DEDUCTED
                                          DEDUCTED             GUARANTEED CHARGE*           CURRENT CHARGE
          Policy Issue Charge(1)

               MAXIMUM             Monthly, within the      $0.53 per $1,000           $0.53 per $1,000
               CHARGE(2)           first ten policy years,
                                   and within the first
                                   ten years of an
                                   increase in face
                                   amount, expressed as
                                   an amount of initial
                                   face amount or face
                                   amount increase

               MINIMUM             Monthly, within the      $0.04 per $1,000           $0.04 per $1,000
               CHARGE(3)           first ten policy years,
                                   and within the first
                                   ten years of an
                                   increase in face
                                   amount, expressed as
                                   an amount of initial
                                   face amount or face
                                   amount increase

               CHARGE FOR INSURED  Monthly, within the      $0.19 per $1,000           $0.19 per $1,000
               AGE 35 IN MALE,     first ten policy years,
               PREFERRED SELECT    and within the first
               NON-TOBACCO RISK    ten years of an
               CLASS, WITH         increase in face
               INCREASING OPTION   amount, expressed as
               DEATH BENEFIT       an amount of initial
                                   face amount or face
                                   amount increase

          Cost of Insurance
          Charge(4)

               MAXIMUM             Monthly, expressed       $83.33 per $1,000          $70.00 per $1,000
               CHARGE(5)           as an amount of net
                                   amount at risk

               MINIMUM             Monthly, expressed       $0.015 per $1,000(7)       $.005 per $1,000
               CHARGE(6)           as an amount of net
                                   amount at risk

               CHARGE FOR INSURED  Monthly, expressed       $0.14 per $1,000           $0.03 per $1,000
               AGE 35 IN MALE,     as an amount of net
               PREFERRED SELECT    amount at risk
               NON-TOBACCO RISK
               CLASS

          Mortality and            Monthly, expressed       .075 percent               .030 percent in policy
          Expense Risk Charge      as a percentage of                                  years 1-10, and no
                                   Policy accumulation                                 charge thereafter
                                   value



                  CHARGE               WHEN CHARGE IS                         AMOUNT DEDUCTED
                                          DEDUCTED            GUARANTEED CHARGE*           CURRENT CHARGE
          Cash Extra Charge(8)

               MAXIMUM CHARGE      Monthly, expressed      $100 per $1,000            $100 per $1,000
                                   as an amount of face
                                   amount

               MINIMUM CHARGE      Monthly                 $0                         $0

               CHARGE FOR INSURED  Monthly, expressed      $0.01 per $1,000           $0.01 per $1,000
               AGE 35 IN MALE,     as an amount of
               PREFERRED SELECT    initial face amount
               NON-TOBACCO RISK
               CLASS

          Net Loan Interest        Annually, on each       The net loan interest we   The net loan interest we
          Charge(9)                policy anniversary,     charge is 1.0 percent.     charge depends upon
                                   and upon a policy                                  how long the policy has
                                   loan transaction, full                             been in force. For
                                   surrender, policy                                  policies in force less
                                   termination or death                               than or equal to ten
                                   of the Insured                                     years, the net loan
                                                                                      interest charge is 1.0
                                                                                      percent. For policies in
                                                                                      force for more than ten
                                                                                      years, the net loan
                                                                                      interest charge is 0.10
                                                                                      percent.(9)


      (1) The Policy Issue Charge varies based on the insured's gender, risk class, age, policy face amount, and the death benefit option chosen. For policies that are terminated or fully surrendered within the first ten years after Policy issue or within ten years of an increase in Face Amount, we will assess a surrender charge equal to the lesser of 60 times the Policy Issue Charge for the initial face amount increase as applicable or the sum of any remaining Policy Issue Charges for the Initial Face Amount or Face Amount increase multiplied by a factor of 1.4, as applicable.

      (2) The maximum Policy Issue Charge assumes that the insured has the following characteristics: Male, Preferred Select Risk Class, age 80, Level Option death benefit.

      (3) The minimum Policy Issue Charge assumes that the insured has the following characteristics: Male, Preferred Non-Tobacco Risk Class, age 0, Level Option death benefit.

      (4) The Cost of Insurance Charge will vary based on the insured's gender, risk class, and age. The Cost of Insurance Charges shown in the table may not be typical of the charges you will pay.

      (5) The maximum Cost of Insurance Charge assumes the insured has the following characteristics: Male, Standard Non-Tobacco, age 120.

      (6) The minimum Cost of Insurance Charge assumes the insured has the following characteristics: Female, Preferred Non-Tobacco, age 6.

      (7) The net amount at risk is equal to the death benefit payable divided by the net amount at risk divisor, as shown on the policy data pages of your Policy, minus Policy accumulation value.


      (8) The Cash Extra Charge is uniquely determined for each insured and may vary based on such factors as the insured's gender, risk class and age. See the Cash Extra Charge discussion in the section entitled "Policy Charges -- Cash Extra Charges."


      (9) We charge interest on policy loans, but we also credit interest on the loan account value we hold as collateral on policy loans. The Net Policy Loan Interest Charge represents the difference (cost)
      between the gross loan interest rate charge of four percent (4.0 percent) and the interest credited on the loan account values, which is an annual rate of three percent (3.0 percent) for Policies held less than ten years and an annual rate of three and nine-tenths percent (3.9 percent) for Policies held more than ten years.

                CHARGE FOR             WHEN CHARGE IS                          AMOUNT DEDUCTED
               AGREEMENT(10)              DEDUCTED             GUARANTEED CHARGE*           CURRENT CHARGE
           Waiver of Premiums

               MAXIMUM              Monthly, expressed      $0.51 per $1,000            $0.51 per $1,000
               CHARGE(11)           as an amount of face
                                    amount

               MINIMUM              Monthly, expressed      $0.01 per $1,000            $0.01 per $1,000
               CHARGE(12)           as an amount of face
                                    amount

               CHARGE FOR INSURED   Monthly, expressed      $0.035 per $1,000           $0.035 per $1,000
               AGE 30 IN MALE,      as an amount of face
               STANDARD NON-        amount
               TOBACCO RISK CLASS,
               WITH INCREASING
               OPTION DEATH
               BENEFIT

           Waiver of Charges

               MAXIMUM              Monthly, expressed      $0.38 per $1,000            $0.38 per $1,000
               CHARGE(13)           as an amount of face
                                    amount

               MINIMUM              Monthly, expressed      $0.01 per $1,000            $0.01 per $1,000
               CHARGE(14)           as an amount of face
                                    amount

               CHARGE FOR INSURED   Monthly, expressed      $0.025 per $1,000           $0.025 per $1,000
               AGE 30 IN MALE,      as an amount of face
               STANDARD NON-        amount
               TOBACCO RISK CLASS,
               WITH INCREASING
               OPTION DEATH
               BENEFIT

           Death Benefit
           Guarantee**

               MAXIMUM              Monthly, expressed      $83.33 per $1,000           $7.00 per $1,000
               CHARGE(15)           as an amount of net
                                    amount at risk

               MINIMUM              Monthly, expressed      $0.02 per $1,000            $0.01 per $1,000
               CHARGE(16)           as an amount of net
                                    amount at risk

               CHARGE FOR INSURED   Monthly, expressed      $0.14 per $1,000            $0.004 per $1,000
               AGE 55 IN MALE,      as an amount of net
               PREFERRED SELECT     amount at risk
               NON-TOBACCO RISK
               CLASS, WITH
               INCREASING OPTION
               DEATH BENEFIT



                CHARGE FOR             WHEN CHARGE IS                          AMOUNT DEDUCTED
               AGREEMENT(10)              DEDUCTED             GUARANTEED CHARGE*           CURRENT CHARGE
           Term Insurance

               MAXIMUM              Monthly, expressed      $83.33 per $1,000           $22.57 per $1,000
               CHARGE(17)           as an amount of net
                                    amount at risk

               MINIMUM              Monthly, expressed      $0.015 per $1,000           $0.008 per $1,000
               CHARGE(18)           as an amount of net
                                    amount at risk

               CHARGE FOR INSURED   Monthly, expressed      $0.22 per $1,000            $0.07 per $1,000
               AGE 45 IN MALE,      as an amount of net
               PREFERRED SELECT     amount at risk
               NON-TOBACCO RISK
               CLASS, WITH
               INCREASING OPTION
               DEATH BENEFIT

           Family Term              Monthly, expressed      $0.40 per $1,000            $0.40 per $1,000
           Insurance -- Children    as an amount of
                                    coverage

           Overloan Protection

               MAXIMUM              Upon exercise of        7 percent                   5 percent
               CHARGE(19)           agreement, expressed
                                    as a percentage of
                                    Policy accumulation
                                    value upon exercise
                                    of agreement

               MINIMUM              Upon exercise of        7 percent of Policy         5 percent
               CHARGE(20)           agreement, expressed    accumulation value upon
                                    as a percentage of      exercise of agreement
                                    Policy accumulation
                                    value upon exercise
                                    of agreement

               CHARGE FOR INSURED   Upon exercise of        7 percent                   4 percent
               AGE 75 IN MALE,      agreement, expressed
               STANDARD NON-        as a percentage of
               TOBACCO RISK CLASS   Policy accumulation
                                    value upon exercise
                                    of agreement



                CHARGE FOR             WHEN CHARGE IS                          AMOUNT DEDUCTED
               AGREEMENT(10)              DEDUCTED             GUARANTEED CHARGE*           CURRENT CHARGE
           Interest Accumulation
           Agreement(21)

               MAXIMUM              Monthly, expressed      $83.33 per $1,000           $70.00 per $1,000
               CHARGE(22)           as an amount of
                                    increased net amount
                                    at risk provided by
                                    this agreement

               MINIMUM              Monthly, expressed      $.015 per $1,000            $.005 per $1,000
               CHARGE(23)           as an amount of
                                    increased net amount
                                    at risk provided by
                                    this agreement

               CHARGE FOR INSURED   Monthly, expressed      $0.82 per $1,000            $0.27 per $1,000
               AGE 60 IN MALE,      as an amount of
               STANDARD NON-        increased net amount
               TOBACCO RISK CLASS   at risk provided by
                                    this agreement

           Early Values             Monthly, expressed      0.05 percent                0.01 percent
           Agreement(24)            as a percentage of the
                                    accumulation value
                                    less policy loan

           Guaranteed
           Insurability
           Option(25)

               MAXIMUM              Monthly, expressed      $0.192 per $1,000           $0.192 per $1,000
               CHARGE(26)           as an amount of
                                    additional coverage

               MINIMUM              Monthly, expressed      $0.032 per $1,000           $0.032 per $1,000
               CHARGE(27)           as an amount of
                                    additional coverage

               CHARGE FOR INSURED   Monthly, expressed      $0.044 per $1,000           $0.044 per $1,000
               AGE 7 IN MALE,       as an amount of
               PREFERRED NON-       additional coverage
               TOBACCO RISK CLASS

           Long Term Care
           Agreement(28)

               MAXIMUM              Monthly, expressed      $3.619 per $1,000           $2.353 per $1,000
               CHARGE(29)           as an amount of long
                                    term care net amount
                                    at risk

               MINIMUM              Monthly, expressed      $0.018 per $1,000           $0.00625 per $1,000
               CHARGE(30)           as an amount of long
                                    term care net amount
                                    at risk

               CHARGE FOR INSURED   Monthly, expressed      $0.287167 per $1,000        $0.11 per $1,000
               AGE 55 IN MALE,      as an amount of long
               STANDARD NON-        term care net amount
               TOBACCO RISK CLASS   at risk


                CHARGE FOR             WHEN CHARGE IS                          AMOUNT DEDUCTED
               AGREEMENT(10)              DEDUCTED             GUARANTEED CHARGE*           CURRENT CHARGE
           Inflation
           Agreement(31)

               MAXIMUM CHARGE       Monthly                 $5.00

               MINIMUM CHARGE       Monthly                 $0.50

               CURRENT CHARGE FOR   Monthly                 $0.83
               ALL INSUREDS

           Business
           Continuation
           Agreement(32)

               MAXIMUM              Monthly, expressed      $0.328 per $1,000           $0.328 per $1,000
               CHARGE(33)           as an amount of
                                    additional insurance
                                    coverage

               MINIMUM              Monthly, expressed      $0.0083 per $1,000          $0.0083 per $1,000
               CHARGE(34)           as an amount of
                                    additional insurance
                                    coverage

               CHARGE FOR INSURED   Monthly, expressed      $0.292 per $1,000           $0.292 per $1,000
               MALE, STANDARD       as an amount of
               NON-TOBACCO,         additional insurance
               AGE 50, DESIGNATED   coverage
               INSURED MALE NON-
               TOBACCO, AGE 50

           Guaranteed
           Insurability Option
           for Business(35)

               MAXIMUM              Monthly, expressed      $0.602 per $1,000           $0.602 per $1,000
               CHARGE(36)           as an amount of
                                    additional insurance
                                    coverage

               MINIMUM              Monthly, expressed      $0.065 per $1,000           $0.065 per $1,000
               CHARGE(37)           as an amount of
                                    additional insurance
                                    coverage

               CHARGE FOR INSURED   Monthly, expressed      $0.273 per $1,000           $0.273 per $1,000
               MALE STANDARD        as an amount of
               NON-TOBACCO,         additional insurance
               AGE 45               coverage


      (10) The charge for the Waiver of Premium Agreement, Waiver of Charges Agreement, Death Benefit Guarantee Agreement, Term Insurance Agreement, Interest Accumulation Agreement, Guaranteed Insurability Option and Long Term Care Agreement varies based on the insured's gender, risk class, age, and death benefit option. The charge for the Overloan Protection Agreement varies based on the insured's gender, risk class, age, and accumulation value under the Policy upon exercise of the agreement.

      (11) The maximum Waiver of Premiums Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, age 59, Level Option death benefit.

      (12) The minimum Waiver of Premiums Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, age 0, Level Option death benefit.

      (13) The maximum Waiver of Charges Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, age 59, Increasing Option death benefit.

      (14) The minimum Waiver of Charges Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, age 0, Level Option death benefit.

      (15) The maximum Death Benefit Guarantee Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, age 120, Level Option death benefit.

      (16) The minimum Death Benefit Guarantee Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, age 3, Level Option death benefit.

      (17) The maximum Term Insurance Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, age 120, Level Option death benefit.

      (18) The minimum Term Insurance Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, age 5, Level Option death benefit.

      (19) The maximum Overloan Protection Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, age 70.

      (20) The minimum Overloan Protection Charge assumes that the insured has the following characteristics: Female, Preferred Select, age 99.

      (21) There is no separate charge for choosing this Agreement. There will be a monthly charge once the Agreement is in force which will be the cost of insurance for the insured multiplied by the increased net amount at risk resulting from the Interest Accumulation Agreement.

      (22) The maximum Interest Accumulation Charge assumes that the insured has the following characteristics: Male, Standard Non-Tobacco, age 120.

      (23) The minimum Interest Accumulation Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, age 6.


      (24) The minimum and maximum charge for the Early Values Agreement is not affected by the age, risk class, gender or other characteristics of the insured. See the Early Values Agreement discussion in the section entitled "Policy Charges -- Charges for Agreements."



      (25) The GIO charge varies based upon the insured's gender, risk class, age and the amount of additional coverage layer that is elected when the GIO is purchased. See the Guaranteed Insurability Option discussion in the Section entitled "Policy Charges -- Charges for Agreements."


      (26) The maximum charge for this option assumes that the insured has the following characteristics: Male, Standard Non-Tobacco, issue age 37.

      (27) The minimum charge for this option assumes that the insured has the following characteristics: Male, Standard Non-Tobacco, issue age
           0.


      (28) See the Long Term Care Agreement discussion in the Section entitled "Policy Charges -- Charges for Agreements."


      (29) The maximum Long Term Care Agreement Charge assumes that the insured has the following characteristics: Female, Standard Tobacco, issue age 80, 4 percent monthly benefit.

      (30) The minimum Long Term Care Agreement Charge assumes that the insured has the following characteristics: Female, Preferred Non-Tobacco, issue age 20, 2 percent monthly benefit.


      (31) The Inflation Agreement charge is the same for all genders, risk classes, and ages. See the Inflation Agreement discussion in the section entitled "Policy Charges -- Charges for Agreements."

      (32) The Business Continuation Agreement charge varies based upon the insured's age and tobacco status. See the Business Continuation Agreement discussion in the Section entitled "Policy Charges -- Charges for Agreements."



      (33) The maximum Business Continuation Agreement Charge assumes that the insured has the following characteristics: Insured Male, Standard Tobacco, Age 55, Designated Insured Male Standard Tobacco, Age
            70.



      (34) The minimum Business Continuation Agreement Charge assumes that the insured has the following characteristics: Insured Male, Standard Non-Tobacco, Age 18, Designated Insured Male Non-Tobacco, Age 18.



      (35) The Guaranteed Insurability Option for Business charge varies based upon the insured's age and tobacco status. See the Guaranteed Insurability Option for Business discussion in the Section entitled "Policy Charges -- Charges for Agreements."


      (36) The maximum Guaranteed Insurability Option for Business Charge assumes that the insured has the following characteristics: Male, Standard Tobacco, Age 54.

      (37) The minimum Guaranteed Insurability Option for Business Charge assumes that the insured has the following characteristics: Female, Standard Non-Tobacco, Age 18.

      * Unless otherwise stated, the Guaranteed Charge is the maximum Periodic Charge that may be assessed under the Policy.


      ** The Death Benefit Guarantee Agreement is no longer available on Policies issued after May 16, 2015.



                   TOTAL ANNUAL OPERATING EXPENSES OF THE FUNDS(1)(2)


      The next table describes the total annual portfolio operating expenses that you will pay while you own the Policy. The table shows the minimum and maximum expenses (as a percentage of Fund assets) charged by any of the Portfolios for the fiscal year ended December 31, 2015. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.



                                    CHARGE                                                     MINIMUM       MAXIMUM
         Total Annual Portfolio Operating Expenses (expenses that
         are deducted from Portfolio assets include management fees,
         distribution or service (12b-1) fees, and other expenses)                             0.45%         1.35%



      (1) The table showing the range of expenses for the Portfolios takes into account the expenses of the Ivy Funds VIP Pathfinder portfolios, each of which is a "fund of funds." "Fund of funds" portfolios purchase shares of other funds, in this case exchange traded funds of ETF's (each an "Acquired Fund"). Each "fund of funds" has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of the Portfolio expenses, we have taken into account the information received from Waddell & Reed on the combined actual expenses for each such "fund of funds," which include the pro rata portion of the fees and expenses incurred indirectly by a Ivy Funds VIP Pathfinder portfolio as a result of its investment in shares of one or more Acquired Funds. For more information regarding the allocation of indirect expenses please see the underlying fund prospectus. See the prospectus for the Ivy Funds VIP Pathfinder portfolios for a presentation of the applicable Acquired Fund fees and expenses.

      (2) If the policy owner is deemed to have engaged in "market-timing," the Funds may assess redemption fees. See "Market-Timing and Disruptive Trading."

GENERAL DESCRIPTIONS

       MINNESOTA LIFE INSURANCE COMPANY

       We are Minnesota Life Insurance Company, a life insurance company organized under the laws of Minnesota. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: 651-665-3500. We are licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia, Puerto Rico and Guam.

       INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

       On June 11, 2007, our Board of Directors established the Minnesota Life Individual Variable Universal Life Account, as a separate account in accordance with Minnesota insurance law. The Account is registered as a "unit investment trust" with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"), but registration does not signify that the SEC supervises the management, or the investment practices or policies, of the Account. The Account meets the definition of a "separate account" under the federal securities laws.

       We are the legal owner of the assets in the Account. Minnesota Life is obligated to pay all amounts promised to policy owners and beneficiaries under the Policies. The Minnesota law under which the Account was established provides that the assets of the Account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable universal life insurance policies for which the Account was established. The investment performance of the Account is entirely independent of both the investment performance of our general account and of any other separate account which we may have established or may later establish.

       The Account currently has 26 sub-accounts to which you may allocate premiums. Each sub-account invests in shares of a corresponding Portfolio of the Funds.

       THE FUNDS

       Below is a list of the Portfolios and their investment adviser and/or sub-adviser, and investment objective. Prospectuses for the Portfolios accompany this prospectus. Prospectuses for the Portfolios contain more detailed information about each Portfolio, including discussion of the Portfolio's investment techniques and risks associated with its investments. No assurance can be given that a Portfolio will achieve its investment objective. You should carefully read the prospectuses for the Portfolios before investing in the Policy.

       NOTE:    If you received a summary prospectus for a Portfolio listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

                                                                        INVESTMENT                          INVESTMENT
                        FUND/PORTFOLIO                            ADVISER AND SUB-ADVISER                    OBJECTIVE
       ---------------------------------                   ---------------------------------    ---------------------------------
       IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

       Ivy Funds VIP Asset Strategy                        Waddell & Reed Investment            To seek to provide total return.
                                                           Management Company

       Ivy Funds VIP Balanced                              Waddell & Reed Investment            To seek to provide total return
                                                           Management Company                   through a combination of capital
                                                                                                appreciation and current income.

       Ivy Funds VIP Bond                                  Waddell & Reed Investment            To seek to provide current income
                                                           Management Company                   consistent with preservation of
                                                                                                capital.

       Ivy Funds VIP Core Equity                           Waddell & Reed Investment            To seek to provide capital growth
                                                           Management Company                   and appreciation.


                                                                        INVESTMENT                         INVESTMENT
                         FUND/PORTFOLIO                           ADVISER AND SUB-ADVISER                   OBJECTIVE
       ---------------------------------------            ----------------------------------  ------------------------------------
       IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

       Ivy Funds VIP Dividend Opportunities               Waddell & Reed Investment           To seek to provide total return.
                                                          Management Company

       Ivy Funds VIP Energy                               Waddell & Reed Investment           To seek to provide capital growth
                                                          Management Company                  and appreciation.

       Ivy Funds VIP Global Bond                          Waddell & Reed Investment           To seek to provide a high level of
                                                          Management Company                  current income. Capital
                                                                                              appreciation is a secondary
                                                                                              objective.

       Ivy Funds VIP Global Growth                        Waddell & Reed Investment           To seek to provide growth of
                                                          Management Company                  capital.

       Ivy Funds VIP Global Natural Resources             Waddell & Reed Investment           To seek to provide capital growth
                                                          Management Company                  and appreciation.

       Ivy Funds VIP Growth                               Waddell & Reed Investment           To seek to provide growth of
                                                          Management Company                  capital.

       Ivy Funds VIP High Income                          Waddell & Reed Investment           To seek to provide total return
                                                          Management Company                  through a combination of high
                                                                                              current income and capital
                                                                                              appreciation.

       Ivy Funds VIP International Core Equity            Waddell & Reed Investment           To seek to provide capital growth
                                                          Management Company                  and appreciation.

       Ivy Funds VIP Limited-Term Bond                    Waddell & Reed Investment           To seek to provide current income
                                                          Management Company                  consistent with preservation of
                                                                                              capital.

       Ivy Funds VIP Micro Cap Growth                     Waddell & Reed Investment           To seek to provide growth of
                                                          Management Company                  capital.

       Ivy Funds VIP Mid Cap Growth                       Waddell & Reed Investment           To seek to provide growth of
                                                          Management Company                  capital.

       Ivy Funds VIP Money Market                         Waddell & Reed Investment           To seek to provide current income
                                                          Management Company                  consistent with maintaining
                                                                                              liquidity and preservation of
                                                                                              capital.

       Ivy Funds VIP Real Estate Securities               Waddell & Reed Investment           To seek to provide total return
                                                          Management Company                  through capital appreciation and
                                                          SUB-ADVISER: Advantus Capital       current income.
                                                          Management, Inc.

       Ivy Funds VIP Science and Technology               Waddell & Reed Investment           To seek to provide growth of
                                                          Management Company                  capital.

       Ivy Funds VIP Small Cap Growth                     Waddell & Reed Investment           To seek to provide growth of
                                                          Management Company                  capital.

       Ivy Funds VIP Small Cap Value                      Waddell & Reed Investment           To seek to provide capital
                                                          Management Company                  appreciation.

       Ivy Funds VIP Value                                Waddell & Reed Investment           To seek to provide capital
                                                          Management Company                  appreciation.

       Ivy Funds VIP Pathfinder Aggressive*               Waddell & Reed Investment           To seek to provide growth of
                                                          Management Company                  capital consistent with a more
                                                                                              aggressive level of risk as compared
                                                                                              to the other Ivy Funds VIP
                                                                                              Pathfinder Portfolios.

       Ivy Funds VIP Pathfinder Moderately                Waddell & Reed Investment           To seek to provide growth of
         Aggressive*                                      Management Company                  capital, but also to seek income
                                                                                              consistent with a moderately
                                                                                              aggressive level of risk as compared
                                                                                              to the other Ivy Funds VIP
                                                                                              Pathfinder Portfolios.

       Ivy Funds VIP Pathfinder Moderate*                 Waddell & Reed Investment           To seek to provide total return
                                                          Management Company                  consistent with a moderate level
                                                                                              of risk as compared to the other
                                                                                              Ivy Funds VIP Pathfinder
                                                                                              Portfolios.

       Ivy Funds VIP Pathfinder Moderately                Waddell & Reed Investment           To seek to provide total return
         Conservative*                                    Management Company                  consistent with a moderately
                                                                                              conservative level of risk as
                                                                                              compared to the other Ivy Funds
                                                                                              VIP Pathfinder Portfolios.


                                                                          INVESTMENT                          INVESTMENT
                         FUND/PORTFOLIO                             ADVISER AND SUB-ADVISER                    OBJECTIVE
       ---------------------------------------              ---------------------------------     --------------------------------
       IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

       Ivy Funds VIP Pathfinder Conservative*               Waddell & Reed Investment             To seek to provide total return
                                                            Management Company                    consistent with a conservative
                                                                                                  level of risk as compared to the
                                                                                                  other Ivy Funds VIP Pathfinder
                                                                                                  Portfolios.



       * Investments in one of the Ivy Funds VIP Pathfinder portfolios, funds which utilize a Fund of Funds arrangement, may incur higher expenses than investments in underlying funds that invest directly in debt and equity securities.



       ADDITIONS, DELETIONS OR SUBSTITUTIONS

       We reserve the right to add, combine or remove any sub-accounts of the Account and to transfer the assets of one or more sub-accounts to any other sub-account as permitted by law. Each additional sub-account will purchase shares in a new Portfolio or mutual fund. Such sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the Account. New investment options will be made available to existing policy owners as we determine in our sole discretion.

       We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Account. If investment in a Fund Portfolio should no longer be possible or if we determine it becomes inappropriate for Policies of this class, we may substitute another mutual fund or Portfolio for a sub-account. Substitution may be made with respect to existing accumulation values and future premium payments. A substitution may be made only with any necessary approval of the SEC.

       We reserve the right to transfer assets of the Account as determined by us to be associated with the Policies to another separate account. A transfer of this kind may require the approvals of state regulatory authorities and the SEC.

       We also reserve the right, when permitted by law, to de-register the Account under the 1940 Act, to restrict or eliminate any voting rights of the policy owners, to combine the Account with one or more of our other separate accounts, operate the Account or a sub-account as either a unit investment trust or management company under the 1940 Act, or in any other form allowed by law, terminate and/or liquidate the Account, and make any changes to the Account to conform with, or required by any change in, federal tax law, the 1940 Act and regulations promulgated thereunder, or any applicable federal or state laws.

       The Funds serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts as the investment medium for such policies and contracts issued by Minnesota Life and other affiliated and unaffiliated life insurance companies, and as the investment medium when used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in one of the Funds at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in one of the Funds at the same time or (iii) participating qualified plans to invest in shares of one of the Funds at the same time as one or more life insurance companies. Neither the Funds nor Minnesota Life currently foresees any disadvantage, but if one of the Funds


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      determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, one of the Funds' Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable Funds' shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.


      THE GUARANTEED INTEREST ACCOUNT AND THE LOAN ACCOUNT

      The guaranteed interest account and the loan account are part of our general account. Our general account consists of all assets owned by us other than those in the Account and any other separate accounts which we may establish.

      Because of exemptive and exclusionary provisions, interests in our general account have not been registered as securities under the Securities Act of 1933, and the general account has not been registered as an investment company under the 1940 Act. However, disclosures regarding the guaranteed interest account and the loan account may be subject to certain generally applicable provisions of the Federal Securities Laws relating to the accuracy and completeness of statements made in prospectuses.

      The guaranteed interest account and the loan account are those portions of our general assets which are attributable to the Policy and other policies of its class. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of policies of this class. Allocations to the guaranteed interest account and the loan account become part of our general assets and are used to support insurance and annuity obligations and are subject to the claims of our creditors. Subject to applicable law, we have sole discretion over the investment of assets of the guaranteed interest account and the loan account. Policy owners do not share in the actual investment experience of the assets in the general account.

      The general account is not segregated or insulated from the claims of insurance company creditors. INVESTORS LOOK TO THE FINANCIAL STRENGTH OF THE INSURANCE COMPANY FOR ITS INSURANCE GUARANTEES. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.

      You may allocate a portion or all of the net premiums or transfer accumulation value from the sub-accounts of the Account to accumulate at a fixed rate of interest in the guaranteed interest account. We guarantee such amounts as to principal and a minimum rate of interest. Transfers to and from the guaranteed interest account to the sub-accounts of the Account are subject to certain limitations with respect to timing and amount. These limitations are described under the "Transfers" section of this prospectus.


      GUARANTEED INTEREST ACCOUNT VALUE We bear the full investment risk for amounts allocated to the guaranteed interest account. For Policies issued before May 16, 2015 we guarantee that interest credited to each policy owner's accumulation value in the guaranteed interest account will not be less than an annual rate of 3 percent without regard to the actual investment experience of the guaranteed interest account. For Policies issued after May 16, 2015 we guarantee that interest credited to each policy owner's accumulation value in the guaranteed interest account will not be less than an annual rate of 2 percent without regard to the actual investment experience of the guaranteed interest



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      account. We may, at our sole discretion, credit a higher rate of interest, "excess interest," although we are not obligated to credit interest in excess of the guaranteed rate, and may not do so. Any interest credited on the Policy's accumulation value in the guaranteed interest account in excess of the guaranteed minimum rate will be determined at our sole discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate.

      LOAN ACCOUNT VALUE    We bear the full investment risk for amounts
      allocated to the loan account. The loan account accumulation value is the sum of all policy loans, less all policy loan repayments. This amount will be increased by any loan account interest and reduced by any loan account interest allocated to the guaranteed interest account or the separate account. The loan account accumulation value will be credited daily with an annual rate of interest of not less than 3 percent. Any interest credited on the Policy's accumulation value in the loan account in excess of the guaranteed minimum rate will be determined at our sole discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate.


      PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

      We pay the costs of selling Policies, some of which are described in more detail in the "Compensation Paid for the Sale of Policies" section of this prospectus. Sale of the Policies benefits the Funds by providing increased distribution of the shares of the Funds. The Funds, or their investment advisers or principal underwriters, may pay us (or our affiliates) a fee for the purpose of reimbursing us for the costs of certain distribution or operational services that we provide and that benefit the Funds. Payments from an underlying fund that relate to distribution services are made pursuant to the Fund's 12b-1 plan, under which the payments are deducted from the Fund's assets and described in the fee table included in the Fund's prospectus. The 12b-1 payments from underlying funds range in amount from 0 percent to 0.25 percent of fund assets held in the Account.

      In addition, payments may be made pursuant to service/administration agreements between us (or our affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. Service and administrative payments are paid to us or our affiliates for such things as our aggregation of all policy owner purchase, redemption, and transfer requests within the sub-accounts of the Account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the Account aggregates such transactions through the Account's omnibus account with an underlying mutual fund, the Fund avoids the expenses associated with processing individual transactions. Service and administrative payments received by us or our affiliates range in amount from 0 percent to 0.20 percent of fund assets held in the Account.



INFORMATION ABOUT THE POLICY


      VARIABLE UNIVERSAL LIFE INSURANCE

      This Policy is a universal life insurance policy which permits you to determine the amount of life insurance protection and the amount of premiums you plan to pay. Universal life allows you the flexibility to customize a Policy to meet your needs and to change your Policy after issue to meet your changing needs and objectives. You may change the face amount and planned premium subject to the limitations described herein, so long as the Policy remains in force.

      FLEXIBILITY AT ISSUE    Subject to certain minimums, maximums and our
      underwriting standards, you may choose any level of premium or death benefit that you wish. Under the Policy, the highest


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      premium permitted at the time of issue, for a specific death benefit, is one which is allowed under the Code for the Policy to qualify as life insurance. The smallest premium that we will accept at the time of issue is the initial minimum premium (shown on your policy data pages). The amount of the initial minimum premium will depend on the Policy's initial face amount, the death benefit option; the insured's age at issue, gender, risk classification and any additional benefit agreements chosen. The minimum initial face amount is $100,000.

      If your Policy is issued with the Death Benefit Guarantee Agreement, you must allocate premiums to any of the Ivy Funds VIP Pathfinder portfolios or to the Guaranteed Interest Account. Your allocation of premium may be made in any combination or percentages to those accounts. For Policies issued after August 19, 2013 with the Death Benefit Guarantee Agreement, we may also limit the amount of premium. Please see "Supplemental Agreements -- Death Benefit Guarantee Agreement" for more information.


      POLICY CHANGES

      The Policy allows you to change the face amount or the death benefit option of the Policy after it has been issued, subject to the limitations described more fully below. Changes in face amount or the death benefit option are referred to as policy changes. A partial surrender of a Policy's accumulation value or a change in risk classification are also policy changes. You may make one policy change or a combination of policy changes at one time.

      A request to change your Policy's face amount must be made within the insured's lifetime. The minimum change in face amount must be at least $5,000 except for face amount changes which are the result of a partial surrender.

      You must submit an application to us at our home office to increase the face amount. The application must include evidence of insurability satisfactory to us. The effective date of the increase in face amount will be the first monthly policy anniversary on or following the date we approve the increase in face amount. Policy face increases made pursuant to the Guaranteed Insurability Option, the Guaranteed Insurability Option for Business, the Business Continuation Agreement, or the Inflation Agreement will not require evidence of insurability and must be made under the terms of those agreements.

      To decrease your face amount, you must send to us at our home office a written request. The initial face amount or any subsequent increase in face amount may be decreased if it has been in force for at least one year. The effective date of the decrease will be the first monthly policy anniversary on or following the date we approve your written request.

      If there have been prior increases in face amount, any decrease in face amount will be made in the following order:

           1. first, from the most recent increase in face amount;

           2. next, other increases in face amount in the reverse order in which they were added; and

           3. finally, the initial face amount.

      If a face amount decrease would cause your Policy to be disqualified as life insurance under the Code, we will not approve your request. Unless you have specified otherwise in writing, we will not approve a face amount decrease that would cause your Policy to be classified as a modified endowment contract under the Code or to have other tax consequences. See "Federal Tax Status."

      If you have chosen the Level Option death benefit and request a partial surrender, we will reduce the face amount of the Policy by the amount of the partial surrender. A partial surrender will not result in


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
      a reduction in the face amount of your Policy if either the Increasing Option or Sum of Premiums Option death benefit is in effect.

      If your Policy is issued with the Death Benefit Guarantee Agreement, transfers may only be made between the Ivy Funds VIP Pathfinder portfolios and the Guaranteed Interest Account. Transfers to other sub-accounts will not be allowed as long as the Death Benefit Guarantee Agreement is in effect.

      If you have added the LTC Agreement, when you make a claim and we pay a long term care benefit, your claim will include an instruction for us to automatically transfer all of your Policy's accumulation value that is in the Account to the guaranteed interest account. As long as we are paying long term care benefits, you will only be able to allocate premium payments to the Guaranteed Interest Account.

      Whenever a policy change is made, we will provide you with new policy data pages. The policy data pages will identify any new face amount, death benefit option, risk class, planned premium or age of the insured.

      Policy changes may only be made on a monthly anniversary of the policy date. Once on any given monthly policy anniversary, you may make one or a combination of policy changes. You may request a policy change by completing an application for change. Your policy change will be effective on the first monthly policy anniversary on or after the date we approve the policy change.

      TRANSACTION REQUESTS    We process requests for financial transactions
      and certain non-financial transactions under the Policy on the Valuation Date we receive your request at our home office in good order. This means that if we receive your request for a financial transaction prior to 3:00 p.m. Central time on a Valuation Date, or prior to the end of a Valuation Date, we will process the request at the unit values determined as of the end of that Valuation Date. If we receive your request for a financial transaction at or after 3:00 p.m. Central time, or after the end of a Valuation Date, or on a non-Valuation Date, we will process the request at the unit values determined as of the end of the next Valuation Date. We apply the same cutoff times for processing requests for certain non-financial transactions as well.

      Financial transactions include premium payments, surrenders, partial surrenders, transfers, policy changes and policy loans. Non-financial transactions subject to the same cutoff times as financial transactions include changes in allocation of net premium payments among investment options. Requests for surrenders, partial surrenders and policy changes must be made in writing and signed by you. Requests for transfers, policy loans and changes in the allocation of net premium payments may be made in writing or via telephone by you, or if authorized by you, your agent may make a request for transfer or policy loan by telephone. Written requests may be submitted to us by mail or by facsimile (FAX) transmission at 651-665-6955. Telephone requests may be made by calling us at 1-800-277-9244 between the hours of 8:00 a.m. and 5:00 p.m., Central time, our regular business hours. Requests for one-time transfer, one-time rebalance, and allocation of net premium changes may also be submitted through our internet eService Center at www.securianservice.com. We treat requests made via telephone, facsimile
      (FAX), and via our eService Center as received once the call or transmission ends. We treat requests submitted via mail as received when received in the mailroom of our home office.

      PROOF OF INSURABILITY    We require proof of insurability for all policy
      changes resulting in an increase in death benefit, except for increases made pursuant to an additional agreement. In addition, we require proof of insurability for partial surrenders where, at the request of the policy owner, no reduction is made in the Policy's death benefit. Decreases in face amount do not require evidence of insurability.

      We may also require evidence of insurability to change the risk classification of the insured or to add additional agreements to the Policy.



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
      CHARGE FOR POLICY CHANGE    Currently, we will assess a $60 charge to
      cover the administrative costs associated with processing a policy change and in no event will we increase the charge to more than $100. If, however, the only policy change is a partial surrender, we will assess a transaction charge equal to 2 percent of the amount surrendered, not to exceed $25. Because of the underwriting and selling expenses associated with any policy change resulting in an increase in face amount, we will assess a Policy Issue Charge for such a change. See "Policy Charges."


      APPLICATIONS AND POLICY ISSUE

      You must send a completed application and an initial premium payment to us at our home office to purchase the Policy. Before issuing a Policy, we will require evidence of insurability of the insured satisfactory to us, which in some cases will require a medical examination. The Policy is only available for insureds between issue ages 0-90. Our approval of an application is subject to our underwriting rules and we reserve the right to reject an application for any reason.

      If the application is accompanied by a check for at least the initial minimum premium and we approve the application, the policy date will be the issue date, which is the date we approve the application and issue the Policy. We use the policy date to determine subsequent monthly policy anniversaries.

      If we approve an application that is not accompanied by a check for the initial minimum premium, we may issue the Policy with a policy date which is 28 days after the issue date. Life insurance coverage will not begin until the initial minimum premium is paid. If the initial minimum premium is paid after the policy date (and the policy date is not changed as described below), you will have paid for insurance coverage during a period when no coverage was in force. In that circumstance you may request that the policy date be the date on which our home office receives the initial minimum premium. We will forward to you updated policy pages to reflect the change in policy date. You must make such request at or prior to the time you pay the initial minimum premium.

      In certain cases it may be to your advantage to have the policy date be the same as the issue date in order to preserve an issue age of the insured to provide more favorable cost of insurance rates. In that case, the initial minimum premium must be paid when the Policy is delivered to you. When the Policy is issued, the face amount, planned premium, death benefit option, and any additional agreements chosen will be listed on the policy data pages.


      POLICY PREMIUMS

      The amount of the initial minimum premium will depend on the Policy's initial face amount, the death benefit option, the insured's age at issue, gender, risk classification and any additional benefit agreements chosen. The initial minimum premium is due as of the policy date and must be paid on or before the date your Policy is delivered. Between the date we receive the initial minimum premium for the Policy and the date insurance coverage commences under the Policy, the life of the insured may be covered under the terms of a temporary insurance agreement. You may request temporary insurance coverage at the time of application in an amount up to $250,000. In order to receive such coverage, you must meet certain insurability requirements at the date of application, complete the application and pay the initial minimum premium. You may call or write us at our home office to obtain additional information regarding coverage under a temporary insurance agreement or the application of your initial minimum premium.

      All premiums after the initial minimum premium should be mailed to us at our home office. You may also elect to have premiums paid monthly under our automatic payment plan through pre-authorized transfers from your account at a bank or other financial institution, or if you meet the requirements to


PAGE 21


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      establish a group billing plan through your employer. You may make an online payment to pay a premium that is due through our internet eService Center at www.securianservice.com.

      Any premium payment after the initial minimum premium must be at least $50; for premiums paid under an automatic payment plan, the minimum premium payment must be at least $25. You may pay premiums at any time. We reserve the right to require evidence of insurability satisfactory to us for any premium payment that would result in an immediate increase in the net amount at risk under the Policy.

      When you apply for a Policy, you may elect to pay a planned premium which is shown on the policy data pages. We will send you a notice for the planned premium at the frequency shown on the policy data pages. You may request that we send you notices once a year, twice a year or four times a year. The amount of the planned premium and frequency you have chosen will be identified on the notice. You may change the amount and frequency of your planned premium payment at any time by written request. PAYMENT OF A PLANNED PREMIUM DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE.

      You may also pay your Planned Premium using the Premium Deposit Account Agreement. Under the Premium Deposit Account Agreement, you can make up to three payments that will be held in a Premium Deposit Account, a part of our General Account, and use those payments and interest credited on those payments to pay your Planned Premiums for up to ten years from the date of the payment. We will credit an annual rate of interest at least equal to a minimum annual rate of interest of 0.50% (the "PDA Minimum Rate") on each payment to the Premium Deposit Account. The PDA Minimum Rate will be in effect for the duration the payment remains in the Premium Deposit Account. In our sole discretion, we may credit an annual rate of interest higher than the PDA Minimum Rate on a payment to the Premium Deposit Account. We will send you a confirmation for each deposit you make to the Premium Deposit Account. The confirmation will indicate the annual rate of interest that is in effect for that deposit. For more information about the Premium Deposit Account Agreement see "Supplemental Agreements -- Premium Deposit Account Agreement."

      We intend that this Policy will qualify as a life insurance policy as defined by Code Section 7702. In order to maintain such qualification, we reserve the right to increase the amount of insurance on the insured, to return any excess accumulation value or premium, or to limit the amount of premium we will accept. There may be tax consequences to you if we must return part of the accumulation value in order to maintain the Policy's status as life insurance. See "Federal Tax Status." In the event the death benefit is increased to maintain qualification as a life insurance policy, we may make appropriate adjustments to any monthly charges or supplemental benefits that are consistent with such increase. In addition, unless you have specified otherwise in writing, if the payment of a premium would cause your Policy to be classified as a modified endowment contract under the Code, we will not accept a payment in excess of the amount that causes your Policy to become a modified endowment contract. See "Federal Tax Status." In rare situations, if we receive and allocate your premium prior to the Policy's anniversary date, your Policy would become a modified endowment contract (MEC). In that event, unless you have specified otherwise in writing, to prevent your Policy from becoming a MEC, we will hold your premium in a non-interest bearing account until its anniversary date. On the anniversary date, we will allocate your premium to the Guaranteed Interest Account or the sub-accounts of the Minnesota Life Individual Variable Universal Life Account according to your instructions.

      We assess a Premium Charge against each premium payment. The premium less the Premium Charge results in the net premium. Net premiums are allocated to the guaranteed interest account or sub-accounts of the Account which sub-accounts, in turn, invest in shares of the Portfolios.



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      You must designate the allocation of net premiums on your application for the Policy. You may change your allocation instructions for future premium payments by forwarding to us a signed written request, or by calling us at 1-800-277-9244 between the hours of 8:00 a.m. and 5:00 p.m., Central time, our regular business hours, via facsimile (FAX) at 651-665-6955 and via our eService Center. The allocation of net premiums to the guaranteed interest account or to any sub-account of the Account must be in multiples of 1 percent of the net premium.

      If you make premium payments while benefits are being paid on the LTC Agreement, you will only be able to allocate premium payments to the Guaranteed Interest Account.

      We reserve the right to delay the allocation of net premiums to the sub-accounts you designated for a period of up to 30 days after issuance of the Policy or after a policy change. In no event will any such delay extend beyond the free look period that applies in the state in which the Policy is issued. If we exercise this right, we will allocate net premiums to the guaranteed interest account until the end of the free look period. This right, which as of the date of the prospectus has not been implemented, will be exercised by us only when we believe economic conditions make such an allocation necessary to reduce our market risk during the free look period.

      We also reserve the right to restrict the allocation of net premiums to the guaranteed interest account. If we do so, no more than 25 percent of the net premium may be allocated to the guaranteed interest account. In addition, we reserve the right to further restrict the allocation of net premiums to the guaranteed interest account if the current interest rate we credit to the guaranteed interest account equals the minimum guaranteed interest rate. Currently, we do not exercise these restrictions.

      If mandated under applicable law, we may reject a premium. We may also provide information about a policy owner and a policy owner's account to government regulators.

      We reserve the right to refuse a premium payment if appropriate under our policies related to anti-money laundering or stranger owned life insurance policies. This means that if we exercise these rights, you will be required to comply with our anti-money laundering or stranger owned life insurance policies before we will accept additional premium payments from you. We will continue to take all Policy charges applicable to the Policy and optional agreements from the Policy accumulation value, which may result in your Policy terminating. You should consider these premium payment limitations, and all other limitations in this Policy, and how they may impact your long-term financial plans, especially since this Policy provides a death benefit that will only be payable if the Policy is still in force at the insured's death.

      If we exercise these rights, there will be no impact to premium payments received prior to the effective date of the limitation. In addition, Policy accumulation value and optional agreements will not be affected by the restriction, but Policy charges will continue to apply. We will apply these limitations in a non-discriminatory manner. See "Policy Loans-Termination" and "Policy Charges."

      If we receive your application for the Policy after August 19, 2013 and you elected the Death Benefit Guarantee Agreement, we may also limit the amount of premium you may pay under the Policy. Please see "Supplemental Agreements -- Death Benefit Guarantee Agreement" for more information.

      SUB-ACCOUNT ALLOCATION    If your Policy is issued with the Death Benefit
      Guarantee Agreement, you must allocate your premium payments to the Guaranteed Interest Account or one of the following Ivy Funds VIP Pathfinder portfolios: the Ivy Funds VIP Pathfinder Aggressive portfolio, the Ivy Funds VIP Pathfinder Moderately Aggressive portfolio, the Ivy Funds VIP Pathfinder Moderate portfolio, the Ivy Funds VIP Pathfinder Moderately Conservative portfolio, or the Ivy Funds VIP Pathfinder Conservative portfolio. Your allocation of premium may be made in any combination among those accounts. The


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      policy owner may elect to change from any one of the current Ivy Funds
      VIP Pathfinder portfolio to any other combination of Ivy Funds VIP Pathfinder portfolios. Subsequent transfers among these accounts will be subject to our policies regarding transfers among the sub-accounts. See "Transfers." We reserve the right to add, delete or modify the Portfolios which may be used.

      Each of the Ivy Funds VIP Pathfinder portfolios is a "Fund of Funds" which means that each Ivy Funds VIP Pathfinder portfolio will seek to achieve its particular level of risk/return by investing substantially all of its assets in other mutual funds in Ivy Funds Variable Insurance Portfolios, Inc. and short-term investments in varying combinations and percentage amounts to achieve each Ivy Funds VIP Pathfinder portfolio's particular investment objective. A detailed discussion of each Ivy Funds VIP Pathfinder portfolio's allocations, objectives and risks may be found in the Portfolio's prospectus.

      The Ivy Funds VIP Pathfinder portfolios are intended to provide various levels of potential capital appreciation at various levels of risk. Each of the Ivy Funds VIP Pathfinder portfolios is designed to provide a different asset allocation option corresponding to different investment goals ranging from the highest potential for growth with the highest amount of tolerance for risk, to the lowest potential for growth with the lowest amount of tolerance for risk, and the highest potential for income.

      In selecting a Ivy Funds VIP Pathfinder portfolio, you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances.

      You will be required to terminate the Death Benefit Guarantee Agreement prior to allocating premium payments to or making a transfer to a sub-account other than the Ivy Funds VIP Pathfinder portfolios or the Guaranteed Interest Account. We will not return any charges previously taken for the Death Benefit Guarantee Agreement upon its termination.


      FREE LOOK

      It is important to us that you are satisfied with this Policy after it is issued. If you are not satisfied with it, you may request to cancel the Policy and return the Policy to us or your agent within 30 days after you receive it. We will send you within seven days of the date we receive your notice of cancellation of the Policy, the greater of (1) a full refund of the premiums you have paid or (2) the Surrender Value of the Policy.

      If the Policy is changed, as described under the "Policy Changes" section of this prospectus, and if the change results in an increase in face amount and/or the addition of any agreements, you will have a right to examine the changed Policy and you may return the changed Policy within 30 days after you receive it. If you return the changed Policy, the face amount increase and/or additional agreements will be cancelled, and the Policy will continue in force.


      ACCUMULATION VALUE

      Your Policy's accumulation value equals your investment in the guaranteed interest account and the sub-accounts of the Account, plus any collateral held in the loan account for any loans you have taken. The accumulation value of the Policy varies with the investment experience of the guaranteed interest account and the sub-accounts of the Account.

      Unlike a traditional fixed benefit life insurance policy, your Policy's accumulation value cannot be determined in advance, even if you pay premiums as planned, because the separate account accumulation value varies daily with the investment performance of the sub-accounts. Even if you continue to pay premiums as planned, the separate account accumulation value of your Policy could decline to zero because of unfavorable investment experience and the assessment of charges.



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
      Upon request, we will tell you the accumulation value of your Policy. We will also send to you a report each year on the policy anniversary advising you of your Policy's accumulation value, the face amount and the death benefit as of the date of the report. It will also summarize your policy transactions during the year. The information will be current as of a date within two months of its mailing. You may also access information regarding your policy's current cash value through our eService Center at www.securianservice.com.

      GUARANTEED INTEREST ACCOUNT ACCUMULATION VALUE    The guaranteed interest
      account accumulation value of your Policy equals the sum of the following:

           - the net premiums you allocate to the guaranteed interest account;

           - plus, any interest credited thereto, any loan repayments, any transfers of accumulation value from the sub-accounts of the Account and any allocation of loan account interest; and

           - less, any policy loans, partial surrenders, transfers of accumulation value to the sub-accounts of the Account and policy charges.

      SEPARATE ACCOUNT ACCUMULATION VALUE    The separate account accumulation
      value of your Policy is not guaranteed. We determine your Policy's separate account accumulation value by multiplying the current number of sub-account units for each sub-account in which you are invested by the current sub-account Unit Value for that sub-account and adding those values together. A sub-account unit is a measure of your Policy's interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units credited is determined as of the end of the Valuation Date on which we receive your premium at our home office.

      Once determined, the number of units credited to your Policy will not be affected by changes in sub-account Unit Values. However, the number of units in a sub-account will be increased by the allocation of subsequent net premiums, loan repayments, transfers and loan account interest to the sub-account. The number of units will be decreased by policy charges, policy loans, transfers and partial surrenders from the sub-account. The number of units in a sub-account will decrease to zero if the Policy is surrendered or terminated.

      The Unit Value of a sub-account will be determined on each Valuation Date. The amount of any increase or decrease will depend on the net investment experience of the sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first Valuation Date. For any subsequent Valuation Date, its value is equal to its value on the preceding Valuation Date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent Valuation Date.

      The net investment factor is a measure of the net investment experience of a sub-account. The net investment factor for a valuation period is: the gross investment rate for such valuation period, plus any Unit Value Credit under the Policy. We determine periodically whether Unit Value Credits apply. Unit Value Credits are not guaranteed. For any period we apply a Unit Value Credit, we will apply the credit each day when we calculate the Unit Value for the sub-account.

      The gross investment rate is equal to:

           1. the net asset value per share of a Fund share held in the sub-account of the Account determined at the end of the current valuation period; plus

           2. the per share amount of any dividend or capital gain distributions by the Fund if the "ex-dividend" date occurs during the current valuation period; with the sum divided by

           3. the net asset value per share of that Fund share held in the sub-account determined at the end of the preceding valuation period.

      The table below describes the annual unit value credit that we may, in our sole discretion, apply to each sub-account of the Account. The annual unit value credit is expressed as a percentage of average annual Portfolio assets held by the sub-account. The amount of the unit value credit we may apply varies among sub-accounts with some sub-accounts receiving larger unit value credits than other sub-accounts. Some sub-accounts are not eligible for a unit value credit. Our payment of unit value credits may be discontinued at any time.

                                                                                                 ANNUAL UNIT
                                                                                                    VALUE
      SUB-ACCOUNT                                                                                  CREDIT
      --------------------------------------------------                                        -------------

      Ivy Funds VIP Asset Strategy                                                                  0.45
      Ivy Funds VIP Balanced                                                                        0.45
      Ivy Funds VIP Bond                                                                            0.45
      Ivy Funds VIP Core Equity                                                                     0.45
      Ivy Funds VIP Dividend Opportunities                                                          0.45
      Ivy Funds VIP Energy                                                                          0.45
      Ivy Funds VIP Global Bond                                                                     0.45
      Ivy Funds VIP Global Growth                                                                   0.45
      Ivy Funds VIP Global Natural Resources                                                        0.45
      Ivy Funds VIP Growth                                                                          0.45
      Ivy Funds VIP High Income                                                                     0.45
      Ivy Funds VIP International Core Equity                                                       0.45
      Ivy Funds VIP Limited-Term Bond                                                               0.45
      Ivy Funds VIP Micro Cap Growth                                                                0.45
      Ivy Funds VIP Mid Cap Growth                                                                  0.45
      Ivy Funds VIP Money Market                                                                    0.00
      Ivy Funds VIP Real Estate Securities                                                          0.45
      Ivy Funds VIP Science and Technology                                                          0.45
      Ivy Funds VIP Small Cap Growth                                                                0.45
      Ivy Funds VIP Small Cap Value                                                                 0.45
      Ivy Funds VIP Value                                                                           0.45
      Ivy Funds VIP Pathfinder Aggressive                                                           0.45
      Ivy Funds VIP Pathfinder Moderately Aggressive                                                0.45
      Ivy Funds VIP Pathfinder Moderate                                                             0.45
      Ivy Funds VIP Pathfinder Moderately Conservative                                              0.45
      Ivy Funds VIP Pathfinder Conservative                                                         0.45

      We determine the value of the units in each sub-account on each day on which the corresponding Portfolio values its shares. In general, the net asset value of each Portfolio's shares is computed once daily as of the closing time for business on the New York Stock Exchange (typically 3:00 p.m. Central time).

      Some investment advisers to the Funds or their affiliates have an agreement with us or our affiliates to pay us or our affiliates for administrative, recordkeeping and shareholder services we provide to the Funds' Portfolios. We or our affiliates may also receive payments from the Funds, their investment advisers or principal underwriters to reimburse us for the costs of certain distribution or operational services that we perform and that benefit the Funds' Portfolios. See "Payments Made by Underlying Mutual Funds." The unit value credit represents a portion of or all of these amounts that we or our affiliates may receive that we may, in our sole discretion, apply to the sub-accounts that invest in the Funds' Portfolios. We will only provide unit value credits to a sub-account where the corresponding investment option, the investment adviser of that investment option or their affiliates compensate us or our affiliates for providing such services. Our decision to provide unit value credits to certain sub-accounts depends upon a number of factors, including, but not limited to, the level of assets held in the Guaranteed Interest Account, prevailing market interest rates, and anticipated future expenses and anticipated future revenues from variable contract operation. From time to time some of these arrangements may be renegotiated so that we receive a different payment than previously paid. These fee arrangements do not result in any additional charges to policy owners.

      All unit value credits and any gains or losses attributable to such amounts are treated as earnings under the Policy for tax purposes.

      LOAN ACCOUNT ACCUMULATION VALUE    The loan account accumulation value of
      your Policy equals the sum of the following:

           - all policy loans less all policy loan repayments;

           - plus, any loan account interest; and

           - less, any loan account interest allocated to the guaranteed interest account or the Account.

      We credit interest on the loan account accumulation value daily at an annual rate of interest of not less than 3 percent. We may, at our sole discretion, credit interest at a higher rate.


      TRANSFERS

      You may transfer accumulation value between the guaranteed interest account and the sub-accounts of the Account and among the sub-accounts. You may request a transfer or rebalance of accumulation value at any time while the Policy remains in force, and you may arrange in advance for systematic rebalance or dollar cost averaging. A rebalance re-allocates your accumulation value on a one-time or systematic basis; dollar cost averaging is a systematic transfer of accumulation value form one or more sub-account(s) to one or more other sub-account(s). Following your instructions as to the percentage of your accumulation value you wish to have in each of your sub-accounts, we will transfer amounts to and from those accounts to achieve the percentages you desire. We determine the amount you have available for transfers at the end of the Valuation Date on which we receive your request at our home office. Your request for transfer may be made in writing or you, or your agent if authorized by you, may make a request for transfer by telephone. To do so, you may call us at 1-800-277-9244 between the hours of 8:00 a.m. and 5:00 p.m., Central time, our regular business hours. You may also submit your request for transfer to us by facsimile (FAX) transmission at 651-665-6955. You may also request a one-time transfer or rebalance through our eService Center.

      We process transfers based on the unit values determined at the end of the Valuation Date on which we receive your request for transfer at our home office. This means that if we receive your request for transfer prior to 3:00 p.m. Central time on a Valuation Date, or prior to the end of a Valuation Date we will process the request at the unit values determined as of that Valuation Date. If we receive your request for transfer at or after 3:00 p.m. Central time, or after the end of a Valuation Date or on a non-Valuation Date, we will process the request at the unit values determined as of the following Valuation Date. We treat transfer requests made via telephone and facsimile (FAX) as received once the call or transmission ends.

      You may transfer accumulation value among the sub-accounts an unlimited number of times in a policy year, subject to our limitations on market-timing and frequent trading activities and Portfolio limitations on the frequent purchase and redemption of shares. We reserve the right to limit transfers to and from the guaranteed interest account to one transfer per policy year. We also reserve the right to restrict the dollar amount of any transfer to or from the guaranteed interest account.

      The transfer transaction charge is guaranteed not to exceed $25. For purposes of assessing the charge, we consider all telephone, facsimile, written and/or eService Center requests processed on the same day to be one transfer, regardless of the number of sub-accounts (or guaranteed interest account) affected by the transfer(s). We currently do not assess a transfer transaction charge.

      We impose other restrictions on transfers. We reserve the right to require that the amount transferred to or from a sub-account or the guaranteed interest account be at least $250. If the accumulation value in a sub-account or the guaranteed interest account from which a transfer is to be made is less than $250, the entire accumulation value attributable to the sub-account or the guaranteed interest account must be transferred. If a transfer would reduce the accumulation value in the sub-account from which the transfer is to be made to less than $250, we reserve the right to include that remaining sub-account accumulation value in the amount transferred.

      If your Policy is issued with the Death Benefit Guarantee Agreement, transfers may only be made between the Ivy Funds VIP Pathfinder portfolios and the Guaranteed Interest Account. Transfers to other sub-accounts will not be allowed as long as the Death Benefit Guarantee Agreement is in effect.

      If you have added the LTC Agreement, when you make a claim and we pay a long term care benefit, your claim will include an instruction for us to automatically transfer all of your Policy's accumulation value that is in the Account to the Guaranteed Interest Account. As long as we are paying long term care benefits, you will only be able to allocate premium payments to the Guaranteed Interest Account.

      TELEPHONE TRANSFERS    A request for transfer submitted to us via
      telephone is subject to the same conditions and procedures as would apply to a written transfer request. However, during periods of marked economic or market changes, you may have difficulty due to a heavy volume of telephone calls. In those circumstances, you should consider submitting a written transfer request while continuing to attempt to contact us via telephone. We reserve the right to restrict the frequency of, or otherwise modify, condition or terminate telephone transfer privileges. For more information on telephone transactions, contact us at our home office or at 1-800-277-9244 between the hours of 8:00 a.m. and 5:00 p.m., Central time.

      With all telephone transactions, we will employ reasonable procedures to satisfy ourselves that instructions received from policy owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require policy owners to identify themselves through policy numbers, social security numbers and such other information we deem reasonable. We record telephone transfer instruction conversations and we provide policy owners with a written confirmation of each telephone transfer.

      MARKET-TIMING AND DISRUPTIVE TRADING    This Policy is not designed to be
      used as a vehicle for frequent trading (i.e., frequent transfers) in response to short-term fluctuations in the securities markets, often referred to as "market-timing." Market-timing activity and frequent trading in your Policy can disrupt the efficient management of the underlying Portfolios and their investment strategies, dilute the value of Portfolio shares held by long-term shareholders, and increase Portfolio expenses (including brokerage or other trading costs) for all Portfolio shareholders, including long-term policy owners invested in affected Portfolios who do not generate such expenses. It is our policy to discourage market-timing and frequent transfer activity, and, when we become aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity on affected Portfolios. You should not purchase this Policy if you intend to engage in market-timing or frequent transfer activity.

      We have developed policies and procedures to detect and deter market-timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for policy owners engaging in such activity. We employ various means to attempt to detect and deter market-timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying Portfolios will not suffer disruptions or increased expenses attributable to market-timing or abusive transfers resulting from other insurance carriers which invest in the same Portfolios. In addition, because our policies and procedures are discretionary, it is possible that some policy owners may engage in market-timing and other frequent transfer activity while others may bear the harm associated with such activity. Moreover, because market-timing can only be detected after it has occurred to some extent, our policies to stop market-timing activity do not go into effect until after we have identified such activity.

      We reserve the right to restrict the frequency of -- or otherwise modify, condition or terminate -- any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more policy owners is or would be to the disadvantage of other policy owners. Any new restriction that we would impose will apply to your Policy without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by a Portfolio attributable to transfers in your Policy. One or more of the following factors will be considered in determining whether to implement and administer any restrictions and assess any fees:

           - the dollar amount of the transfer(s);

           - whether the transfers are part of a pattern of transfers that appears designed to take advantage of market inefficiencies;

           - whether a Portfolio has requested that we look into identified unusual or frequent activity in the Portfolio;

           - the number of transfers in the previous calendar quarter; and

           - whether the transfers during a quarter constitute more than two "round trips" in a particular Portfolio. A round trip is a purchase into a Portfolio and a subsequent redemption out of the Portfolio, without regard to order.

      In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market-timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only and may require your signature. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your Policy will be permanent.

      In addition to our market-timing procedures, the underlying Portfolios may have their own market-timing policies and restrictions. While we reserve the right to enforce the Portfolios' policies and procedures, policy owners and other persons with interests under the Policies should be aware that we may not have the contractual authority or the operational capacity to apply the market-timing policies and procedures of the Portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that obligates us to provide the Portfolio promptly upon request certain information about the trading activity of individual policy owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific policy owners who violate the market-timing policies established by the Portfolios.

      In addition, the Funds may restrict the purchase of their shares in order to protect shareholders. In such case, if you request a transfer to a sub-account(s) that invests in a Fund that has restricted the purchase of its shares, we will not redeem accumulation value from the sub-account(s) from which the transfer would have otherwise been made, unless you submit a new request for transfer to our home office designating a new sub-account(s) to which the transfer should be made.



DEATH BENEFIT


      DEATH BENEFIT PROCEEDS

      As long as the Policy is in force, we will determine the amount of and pay the death benefit proceeds on the Policy upon receipt at our home office of satisfactory proof of the insured's death, plus written direction (from each eligible recipient of death benefit proceeds) regarding how to pay the death benefit payment, and any other documents, forms and information we need. We may require return of the Policy. We will pay the death benefit proceeds to the beneficiary(ies), if living. If each beneficiary dies before the insured, we will pay the death benefit proceeds to the owner or the owner's estate, or, if the owner is a corporation, to it or its successor. We will pay the death benefit proceeds in a lump sum or under a settlement option.

      Death benefit proceeds equal:

           - the death benefit (described below);

           - plus any additional insurance on the insured's life under the Term Insurance Agreement;

           - plus under the Level Option death benefit, any premium paid after the date of the insured's death;

           - plus any additional insurance on the insured's life under the Interest Accumulation Agreement;

           - plus, for policies issued prior to April 29, 2011, any assessed monthly charges for the period after the insured's death;

           - minus any amounts paid under the Long Term Care Agreement;

           - minus any unpaid monthly charges;

           - minus any outstanding policy loan;

           - minus any accrued loan interest.

      We may further adjust the amount of the death benefit proceeds if we contest the Policy, if the insured dies by suicide or if you misstate the insured's age or gender. See "Statement of Additional Information."



      DEATH BENEFIT OPTIONS

      The Policy provides a death benefit. The death benefit is determined on each monthly policy anniversary and as of the date of the insured's death. You must select one of the three death benefit options we offer in your application. If you do not choose a death benefit option in your application, the Level Option death benefit will automatically be in effect.

      The Policy is intended to qualify under Code Section 7702 as a life insurance policy for federal tax purposes. The death benefit is intended to qualify for the federal income tax exclusion. The provisions of the Policy and any attached agreement will be interpreted to ensure such qualification, regardless of any language to the contrary.

      To the extent the death benefit is increased to maintain qualification as a life insurance policy, we will make appropriate adjustments to any monthly charges or supplemental agreements that are consistent with such an increase. Adjustments will be reflected in the monthly charge assessment.

      Under Code Section 7702, a Policy will generally be treated as life insurance for federal tax purposes if at all times it meets either a "guideline premium test (GPT)" or a "cash value accumulation test
      (CVAT)." You must choose either the GPT or the CVAT before the Policy is issued. Once the Policy is issued, you may not change to a different test. The death benefit will vary depending on which test is used.

      The GPT has two components, a premium limit component and a corridor component. The premium limit restricts the amount of premium that can be paid into the Policy. The corridor requires that the death benefit be at least a certain percentage (varying each year by age of the insured) of the accumulation value. The CVAT does not have a premium limit, but does have a corridor that requires that the death benefit be at least a certain percentage (varying based on the age and gender class of the insured) of the accumulation value.

      The corridor under the CVAT is different than the corridor under the GPT. Specifically, the CVAT corridor requires more death benefit in relation to accumulation value than is required by the GPT corridor. Therefore, for a Policy in the corridor with no additional agreements, as your accumulation value increases your death benefit will increase more rapidly under CVAT than it would under GPT.

      Your Policy will be issued using the GPT unless you choose otherwise. In deciding whether or not to choose the CVAT, you should consider that the CVAT generally permits more premiums to be contributed to a Policy, but may require the Policy to have a higher death benefit, which may increase certain charges.


      UNDER THE GUIDELINE PREMIUM TEST (GPT) -- LEVEL OPTION DEATH BENEFIT EQUALS THE GREATEST OF:

           1.  the face amount on the insured's date of death; or

           2. a specified "limitation percentage," called the Guideline Premium Test Death Benefit Percentage Factor (GPT DBPF) on your Policy's data pages, multiplied by the accumulation value on the insured's date of death.

      Under the Level Option, your death benefit remains level unless the limitation percentage multiplied by the accumulation value is greater than the face amount; then the death benefit will vary as the accumulation value varies.

      The limitation percentage is the minimum percentage of accumulation value we must pay as the death benefit under federal tax requirements. It is based on the age of the insured at the beginning of each policy year. The following table indicates the limitation percentages for the guideline premium test for different ages:

                                        AGE                          LIMITATION PERCENTAGE
                                     --------------        ---------------------------------------------
                                   40 and under                              250%
                                     41 to 45               250% minus 7% for each year over age 40
                                     46 to 50               215% minus 6% for each year over age 45
                                     51 to 55               185% minus 7% for each year over age 50

                                        AGE                          LIMITATION PERCENTAGE
                                       ----------          ---------------------------------------------
                                     56 to 60               150% minus 4% for each year over age 55
                                     61 to 65               130% minus 2% for each year over age 60
                                     66 to 70               l20% minus 1% for each year over age 65
                                     71 to 75               115% minus 2% for each year over age 70
                                     76 to 90                                105%
                                     91 to 95               105% minus 1% for each year over age 90
                                     96 to 121                               100%

      If the Code requires us to determine the death benefit by reference to these limitation percentages, the Policy is described as "in the corridor." An increase in the accumulation value will increase our risk, and we will increase the cost of insurance we assess from the accumulation value.

      LEVEL OPTION GUIDELINE PREMIUM TEST ILLUSTRATION.    Assume that the
      insured's age is under 40. Under the Level Option, a Policy with a $100,000 face amount will generally pay $100,000 in death benefits. However, because the death benefit must be equal to or be greater than 250 percent of the accumulation value, any time the accumulation value of the Policy exceeds $40,000, the death benefit will exceed the $100,000 face amount. The figure $40,000 is derived because 250 percent of $40,000 equals $100,000. Every additional $100 added to the accumulation value above $40,000 will increase the death benefit by $250.

      Similarly, so long as the accumulation value exceeds $40,000, every $100 taken out of the accumulation value will reduce the death benefit by $250. If at any time the accumulation value multiplied by the limitation percentage is less than the face amount, the death benefit will equal the face amount of the Policy.


      UNDER THE CASH VALUE ACCUMULATION TEST (CVAT) -- LEVEL OPTION DEATH BENEFIT EQUALS THE GREATEST OF:

           1.  the face amount on the date of the insured's death; or

           2. the amount required for the Policy to qualify as a life insurance policy under Code Section 7702.

      Under the Level Option, your death benefit remains level unless the accumulation value is greater than the net single premium as specified under Code Section 7702, multiplied by the face amount. The net single premium is based on the insured's gender and age.

      Under the CVAT, a "limitation percentage" may be defined as the value "1" divided by the net single premium. While the limitation percentages are defined differently for the GPT and the CVAT, they work identically with respect to the relationship between the accumulation value and the death benefit.

      If the Code requires us to determine the death benefit by reference to these limitation percentages, the Policy is described as "in the corridor." An increase in the accumulation value will increase our risk, and we will increase the cost of insurance we assess from the accumulation value.

      LEVEL OPTION CASH VALUE ACCUMULATION TEST ILLUSTRATION.    Assume that
      the Policy has a face amount of $100,000, and the limitation percentage is 225 percent. Under the Level Option, a Policy with a $100,000 face amount will generally pay $100,000 in death benefits. However, because the death benefit for the Policy must be equal to or be greater than 225 percent of the accumulation value, any time the accumulation value of the Policy exceeds $44,444, the death benefit of the Policy will exceed the $100,000 face amount. The figure $44,444 is derived because 225 percent of $44,444 equals $100,000. Every additional $100 added to the accumulation value above $44,444 will increase the death benefit of the Policy by $225.

      Similarly, so long as the accumulation value exceeds $44,444, every $100 taken out of the accumulation value will reduce the death benefit of the Policy by $225. If at any time the accumulation value multiplied by the limitation percentage is less than the face amount, the death benefit of the Policy will equal the face amount of the Policy.


      UNDER THE GUIDELINE PREMIUM TEST -- INCREASING OPTION DEATH BENEFIT EQUALS THE GREATEST OF:

           1. the face amount plus the accumulation value on the insured's date of death; or

           2. the limitation percentage (the GPT DBPF) multiplied by the accumulation value on the insured's date of death.

      Under the Increasing Option, the death benefit always varies as the accumulation value varies.

      INCREASING OPTION GUIDELINE PREMIUM TEST ILLUSTRATION.    Assume that the
      insured's age is under 40. Under the Increasing Option, a Policy with a face amount of $100,000 will generally pay a death benefit of $100,000 plus the accumulation value. Thus, a Policy with an accumulation value of $60,000 will generally have a death benefit of $160,000 ($100,000 + $60,000). The death benefit, however, must be at least 250 percent of the accumulation value. As a result, if the accumulation value of the Policy exceeds $66,666, the death benefit will be greater than the face amount plus the accumulation value. The figure of $66,666 is derived because 250 percent of $66,666 equals $100,000 + $66,666. Every additional $100 of accumulation value above $66,666 will increase the death benefit by $250.

      Similarly, any time the accumulation value exceeds $66,666, every $100 taken out of accumulation value will reduce the death benefit by $250. If at any time the accumulation value multiplied by the limitation percentage is less than the face amount plus the accumulation value, then the death benefit will be the face amount plus the accumulation value of the Policy.


      UNDER THE CASH VALUE ACCUMULATION TEST -- INCREASING OPTION DEATH BENEFIT EQUALS THE GREATEST OF:

           1. the face amount plus the accumulation value on the insured's date of death; or

           2. the amount required for the Policy to qualify as a life insurance policy under Code Section 7702.

      Under the Increasing Option, the death benefit always varies as the accumulation value varies.

      INCREASING OPTION CASH VALUE ACCUMULATION TEST ILLUSTRATION.    Assume
      that the Policy has a face amount of $100,000, and the limitation percentage is 225 percent. Under the Increasing Option, a Policy with a face amount of $100,000 will generally pay a death benefit of $100,000 plus the accumulation value. Thus, a Policy with an accumulation value of $65,000 will generally have a death benefit of $165,000 ($100,000 + $65,000). The death benefit for the Policy must be at least 225 percent of the accumulation value. As a result, if the accumulation value of the Policy exceeds $80,000, the death benefit for the Policy will be greater than the face amount plus the accumulation value. The figure of $80,000 is derived because 225 percent of $80,000 equals $100,000 + $80,000. Every additional $100 of accumulation value above $80,000 will increase the death benefit of the Policy by $225.

      Similarly, any time accumulation value exceeds $80,000, every $100 taken out of accumulation value will reduce the death benefit of the Policy by $225. If at any time the accumulation value multiplied by the limitation percentage is less than the face amount plus the accumulation value, then the death benefit for the Policy will be the face amount plus the accumulation value of the Policy.


      UNDER GUIDELINE PREMIUM TEST OPTION -- SUM OF PREMIUMS DEATH BENEFIT EQUALS THE GREATEST OF:

           1. the face amount plus the sum of all premiums paid less all partial surrenders; or



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           2. the limitation percentage (the GPT DBPF) multiplied by the accumulation value on the insured's date of death.

      Under the Sum of Premiums Option, the death benefit always varies with the payment of premiums and partial surrenders taken.

      SUM OF PREMIUMS GUIDELINE PREMIUM TEST ILLUSTRATION.    Assume that the
      insured's age is under 40, premiums paid equal $60,000, partial surrenders equal $10,000, and the accumulation value equals $55,000. Under this scenario a Policy with the Sum of Premiums Option and a face amount of $100,000 will generally pay a death benefit of $150,000 ($100,000 + $60,000 - $10,000). The death benefit, however, must be at least 250 percent of accumulation value. As a result, if the accumulation value of the Policy exceeds $60,000, the death benefit will be greater than the face amount plus premiums paid less partial surrenders. The figure of $60,000 is derived because 250 percent of $60,000 equals $100,000 + $60,000 - $10,000. Every additional $100 of accumulation value above $60,000 will increase the death benefit by $250.

      Similarly, any time accumulation value exceeds $60,000, every $100 taken out of accumulation value will reduce the death benefit by $250. If at any time the accumulation value multiplied by the limitation percentage is less than the face amount plus premiums paid less partial surrenders, then the death benefit will be the face amount plus premiums paid less partial surrenders.


      UNDER THE CASH VALUE ACCUMULATION TEST -- SUM OF PREMIUMS DEATH BENEFIT EQUALS THE GREATEST OF:

           1. the face amount plus the sum of all premiums paid less all partial surrenders; or

           2. the amount required for the Policy to qualify as a life insurance policy under Code Section 7702.

      Under the Sum of Premiums Option, the death benefit always varies with the payment of premiums and partial surrenders taken.

      SUM OF PREMIUMS CASH VALUE ACCUMULATION TEST ILLUSTRATION.    Assume that
      premiums paid equal $80,000, partial surrenders equal $5,000, and the accumulation value equals $70,000. Also assume that the Policy has a face amount of $100,000, and the limitation percentage is 225 percent. Under this scenario a Policy with the Sum of Premiums Option and a face amount of $100,000 will generally pay a death benefit of $175,000 ($100,000 + $80,000 - $5,000). The death benefit for the Policy must be at least 225 percent of the accumulation value. As a result, if the accumulation value of the Policy exceeds $77,777, the death benefit for the Policy will be greater than the face amount plus premiums less partial surrenders. The figure of $77,777 is derived because 225 percent of $77,777 equals $100,000 + $80,000 - $5,000. Every additional $100 of accumulation value above $77,777 will increase the death benefit of the Policy by $225.

      Similarly, any time accumulation value exceeds $77,777, every $100 taken out of accumulation value will reduce the death benefit of the Policy by $225. If at any time the accumulation value multiplied by the limitation percentage is less than the face amount plus premiums less partial surrenders, then the death benefit for the Policy, not including any agreements, will be the face amount plus premiums paid less partial surrenders.


      EFFECT OF PARTIAL SURRENDERS ON THE DEATH BENEFIT

      If you choose the Level Option, a partial surrender will reduce the face amount by an amount equal to the amount of the partial surrender. If you choose the Increasing or the Sum of Premiums Options, your face amount will not be affected by a partial surrender. Regardless of the death benefit option you choose, a partial surrender will reduce the death benefit by at least the amount of the partial surrender.



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      CHOOSING DEATH BENEFIT OPTIONS

      You must choose one death benefit option on your application. This is an important decision. The death benefit option you choose will have an impact on the dollar value of the death benefit, on your accumulation value, and on the amount of cost of insurance charges you pay. If you do not select a death benefit option on your application, the Level Option will become the death benefit option for your Policy, by default.

      You may find the Level Option more suitable for you if your goal is to increase your accumulation value through positive investment experience. Positive investment experience under the Level Option would result in a higher proportion of accumulation value to the death benefit, which may lower the total amount of fees and expenses we would charge. You may find the Increasing Option more suitable for you if your goal is to increase your total death benefit. Positive increases in the accumulation value would be reflected in your death benefit, which would result in a death benefit that equals your initial face amount plus the accumulation value. You may find the Sum of Premiums Option more suitable for you if your goal is to receive a death benefit which includes premiums paid. Your death benefit would be equal to your initial face amount plus the amount of premiums paid, less any premiums withdrawn in a partial surrender.


      CHANGING THE DEATH BENEFIT OPTION

      After the first policy year, you may change your death benefit option once each policy year. We will notify you of the new face amount.

           - You must send your written request to our home office.

           - The effective date of the change will be the monthly policy anniversary on or following the date we approve your request for a change.

           - Changing your death benefit option may cause you to receive taxable income, may cause your Policy to become a modified endowment contract (MEC) or may have other unintended adverse federal tax consequences. See "Federal Tax Status." You should consult a tax adviser before changing your Policy's death benefit option.


      INCREASING/DECREASING THE FACE AMOUNT

      You may increase or decrease the face amount of the Policy. An increase or decrease in the face amount will affect your cost of insurance charge, your guideline premium or cash value accumulation tax calculation, and may have adverse federal tax consequences. You should consult a tax adviser before increasing or decreasing your Policy's face amount.

      If you have added the LTC Agreement to your Policy, decreasing the face amount of the Policy may lower the amount of long term care benefit (LTC amount) available under the LTC Agreement. If the Policy's face amount after the decrease is less than the LTC amount before the face decrease, the LTC amount will be equal to the new decreased face amount.

      An increase in face amount will be treated as an additional layer of coverage with its own monthly Policy Issue Charge, surrender charge and surrender charge period.

      Conditions for and impact of decreasing the face amount:

           - you must send your written request to our home office;

           - decreases are only allowed if the most recent coverage layer has been in force for at least one year;



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           - we require your requested decrease in face amount to be at least
             $5,000;

           - you may not decrease your face amount if it would disqualify your Policy as life insurance under the Code;

           - if the decrease in face amount would cause your Policy to be classified a modified endowment contract (MEC) under the Code, we will not allow the decrease in face amount, unless you specifically instruct us in writing that you intend for the Policy to be classified as a MEC; and

           - a decrease in face amount will take effect on the monthly policy anniversary on or after we receive and approve your written request.

      Conditions for and impact of increasing the face amount:

           - your request must be applied for on a supplemental application and must include evidence of insurability satisfactory to us;

           - a requested increase in face amount requires our approval and will take effect on the monthly policy anniversary on or after the day we approve your request;

           - increases are only allowed after the first policy year;

           - we require your requested increase in face amount to be at least $5,000; and

           - each increase in face amount will have its own surrender charge that applies for 10 years after the date of the increase, unless you elect the Early Values Agreement.

           - increases under either the Guaranteed Insurability Option, the Guaranteed Insurability Option for Business, the Business Continuation Agreement, or the Inflation Agreement will be processed according to the provisions of those agreements and will not require evidence of insurability satisfactory to us.


      SETTLEMENT OPTIONS

      There are several ways of receiving proceeds under the death benefit and surrender provisions of the Policy, other than in a lump sum. These are described under "Settlement Options" in your Policy and in the Statement of Additional Information.


      ABANDONED PROPERTY REQUIREMENTS


      Every state has unclaimed property laws which generally declare insurance policies to be abandoned after a period of inactivity of three to five years from the policy's maturity date or date the death benefit is due and payable. For example, if the payment of Death Benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit proceeds in a timely manner, the Death Benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the Death Benefit proceeds (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call us at 800-277-9244 between the hours of 8 a.m. and 5:00 p.m., Central time, to make such changes.




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      POLICY LOANS

      While your Policy is in force, you may submit a request to our home office to borrow money from us using only your Policy as the security for the loan. You may obtain a policy loan with a written request or by calling us at 1-800-277-9244 between the hours of 8:00 a.m. and 5:00 p.m, Central time, our regular business hours. You may also submit your request for policy loans to us by facsimile (FAX) transmission at (651) 665-6955. If you call us, you will be asked, for security purposes, for your personal identification and policy number. We normally pay the loan amount within seven days after we receive a proper loan request. We may postpone payment of loans under certain conditions as described in the Statement of Additional Information. You may increase your risk of termination if you take a loan. A loan that is taken from, or secured by a Policy, may have adverse federal income tax consequences. See "Federal Tax Status."

      The maximum amount available for loans under your Policy is the Policy accumulation value less any applicable surrender charge and three (3) months of monthly charges. We determine this amount on the Valuation Date we receive your request for a loan at our home office. There is no minimum policy loan. When you take a loan, we will transfer an amount equal to the loan from your guaranteed interest account accumulation value and separate account accumulation value to the loan account, part of our general account. Unless you instruct us otherwise, we will transfer accumulation value from the guaranteed interest account and the sub-accounts of the Account in which you are invested on a pro-rata basis. Pro-rata basis means the loan amount will be transferred proportionally from the Accumulation Value of the each Account in which you have invested in relation to the total Accumulation Value of the Accounts. For example, if the Policy owner has allocated 50% of the Accumulation Value to the guaranteed interest account, 30% to sub-account No.1, and 20% to sub-account No. 2, we will transfer 50% of loan amount from the guaranteed interest account, 30% of the loan amount from sub-account No. 1 and 20% of the loan amount from sub-account No. 2 to the loan account. We hold this amount as collateral for the loan in the loan account and such collateral will not be available for withdrawal.

      Your Policy will remain in force so long as the accumulation value less the sum of the policy loan and any unpaid policy loan interest is sufficient to cover the monthly charges when due. Otherwise, your Policy will terminate and there may be adverse tax consequences. See "Federal Tax Status." To prevent your Policy from terminating, you will have to make a loan repayment. We will notify you 61 days in advance of the termination of your Policy and the loan repayment required to keep it in force. The time for repayment will be within 61 days after our mailing of the notice.

      POLICY LOAN INTEREST    We will charge you interest on a policy loan at
      the annual rate of interest shown on the policy data pages of your Policy while your policy loan is outstanding. Currently, we charge an annual rate of interest of 4 percent. Policy loan interest becomes due and payable:

           - on a policy loan transaction;

           - on each policy anniversary;

           - on surrender or termination of the Policy; or

           - on the date of the death of the insured.

      If you do not pay the interest on your loan when due, your policy loan will be increased by the amount of the unpaid interest. Loan interest can be paid via check or you may make an online payment through our internet eService Center at www.securianservice.com.

      We also credit interest to amounts in the loan account at least equal to the interest rate shown on the policy data pages. Currently, we credit an annual rate of interest which is not less than your policy loan interest rate minus 1 percent. However, if your Policy has been in force for ten years or more, we


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
      will credit your loan amount with an annual rate of interest equal to the policy loan rate minus .10 percent. On the date of each policy loan transaction and policy anniversary, we will allocate any accrued loan account interest on a pro-rata basis to the guaranteed interest account and the sub-accounts of the Account based on your accumulation value in each investment option. Pro-rata basis means interest will be credited proportionally to the Accumulation Value in each Account in relation to the total Accumulation Value of all Accounts. For example, if the Policy owner has allocated 50% of the Accumulation Value to the guaranteed interest account, 30% to sub-account No.1, and 20% to sub-account No. 2, we will allocate 50% of loan interest amount to the guaranteed interest account, 30% of the loan interest amount to sub-account No. 1 and 20% of the loan interest amount to sub-account No. 2.

      POLICY LOAN REPAYMENTS    If your Policy is in force, you may repay your
      loan in part or in full at any time before the insured's death. Your loan may also be repaid within 60 days after the date of the insured's death, if we have not paid any of the benefits under the Policy. When we receive a payment from you, we will automatically treat that payment as premium unless you specify otherwise when the payment is made. Payments specified as loan repayments will not be subject to a premium charge.

      When you repay a loan, we transfer the repayment amount from the loan account to your guaranteed interest account accumulation value and your separate account accumulation value. Unless you direct us otherwise, we will transfer the repayment amount on a pro-rata basis to the guaranteed interest account and the sub-accounts of the Account based on your accumulation value in each investment option on the Valuation Date we receive your loan repayment at our home office. Pro-rata basis means the repayment amount will be transferred proportionally to the Accumulation Value in each Account in which you are invested in relation to the total Accumulation Value of the Accounts. For example, if the Policy owner has allocated 50% of the Accumulation Value to the guaranteed interest account, 30% to sub-account No.1, and 20% to sub-account No. 2, we will transfer 50% of the loan repayment amount to the guaranteed interest account, 30% of the loan repayment amount to sub-account No. 1 and 20% of loan repayment amount to sub-account No. 2. We reserve the right to restrict the amount of any loan repayment to the guaranteed interest account.

      A policy loan, whether or not it is repaid, will have a permanent effect on the accumulation value, and depending upon the death benefit option you have chosen, the death benefit. As long as a loan is outstanding the collateral for the loan in the loan account is not affected by the investment performance of sub-accounts and may not be credited with the rates of interest we credit accumulation value in the guaranteed interest account.

      TERMINATION    If the accumulation value less the sum of the policy
      loan(s) and any unpaid policy loan interest is insufficient to cover the monthly charges on a monthly policy anniversary, a 61-day grace period begins. Your Policy will remain in force during the grace period. You may pay premiums during this grace period to cover the insufficiency and continue your Policy in force beyond the grace period. We will send you and any assignee of record, at the last known address, at least 31 days prior to the end of the grace period, a written notice indicating the due date and the payment required to keep your Policy in force.

      The payment required to keep your Policy in force after the grace period commences is equal to three times the sum of all the monthly charges that were due at the beginning of the grace period, plus the premium charge that would apply. If the payment is not paid by the end of the grace period, your Policy will terminate without value. If the insured dies during the grace period, the death proceeds will be paid to the beneficiary.



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
      If the Policy terminates with an outstanding loan balance, the amount of that outstanding loan will be treated as a distribution, which could be taxable depending upon your investment in the Policy. This means that as a result of a Policy termination, you could recognize taxable income without any distribution of Policy accumulation value in the form of cash that could be used to pay any income tax due. You should consult your tax advisor regarding the tax treatment of a Policy termination with an outstanding loan balance. See "Federal Tax Status."

      REINSTATEMENT    At any time within three years from the date of policy
      termination while the insured is living, you may ask us to restore your Policy to an in force status, unless you surrendered your Policy. We will require each of the following to reinstate your Policy:

           1.  your written request to reinstate the Policy;

           2. that you submit to us at our home office during the insured's lifetime evidence satisfactory to us of the insured's insurability so that we may have time to act on the evidence during the insured's lifetime;

           3. a payment sufficient to cover all monthly charges and policy loan interest due and unpaid during the grace period; and

           4. a premium sufficient to keep the Policy in force for three (3) months after the date of the reinstatement.

      The effective date of reinstatement will be the first monthly policy anniversary on or following the date we approve your request for reinstatement. The Surrender Charge and Policy Issue Charge schedules that were in place at the end of the grace period will be effective at the reinstatement date. We will send you new policy data pages when your Policy is reinstated. If you elected the Early Values Agreement at Policy issue, you will be required to reinstate that Agreement also.

      Reinstating your Policy may have adverse tax consequences. You should consult your tax advisor before you reinstate your Policy. See "Federal Tax Status".


      SURRENDER

      You may request to surrender your Policy at any time while the insured is living and the Policy is in force. A surrender may have tax consequences. See "Federal Tax Status."

      The surrender value of the Policy is the accumulation value less any unpaid policy charges which we assess against accumulation value, less any policy loan, less any unpaid policy loan interest and less any surrender charges. If you have elected the Early Values Agreement, the Surrender Value will not be reduced by Surrender Charges. We determine the surrender value as of the Valuation Date on which we receive your signed written request for surrender of the Policy at our home office. You may request that the surrender value be paid to you in cash or, alternatively, paid under a settlement option we offer. We may require that you return the Policy.

      If you surrender your Policy during the first ten policy years or during the first ten years following an increase in face amount, we will assess a Surrender Charge, which may significantly reduce the surrender value. If you have elected the Early Values Agreement, the Surrender Value will not be reduced by the Surrender Charge. See "Policy Charges." The amount you receive on surrender may be more or less than the total premiums you paid under the Policy. Once you surrender your Policy, all coverage and other benefits under it cease and cannot be reinstated. A surrender may have tax consequences. See "Distributions Other Than Death Benefits from Modified Endowment Contracts" and "Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts."

      We will pay surrender or partial surrender proceeds as soon as possible, but not later than seven days after we receive your written request for surrender or partial surrender. However, if any portion of the


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
      accumulation value to be surrendered is attributable to a premium payment made by non-guaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we have reasonable assurance that the check has cleared and the funds have been collected.


      PARTIAL SURRENDER

      While the insured is living and the Policy is in force, you may request a partial surrender of the accumulation value of your Policy by forwarding your request to our home office. The partial surrender must be at least $500. The maximum partial surrender we will allow is the accumulation value: (i) less any outstanding policy loan and accrued loan interest,
      (ii) less the amount of any Surrender Charge applicable at that time, and
      (iii) less three (3) months of monthly charges. For each partial surrender, we assess a Partial Surrender Transaction Charge of 2 percent of the amount of the partial surrender, up to $25.

      You may tell us from which sub-accounts and the guaranteed interest account to make a partial surrender. If there is insufficient value in any sub-account or the Guaranteed Interest Account you designate, we will not process the partial surrender until you designate other sub-accounts (or the Guaranteed Interest Account) that have sufficient value to complete the partial surrender. If you do not specify, the partial surrender will be deducted from your accumulation value in the guaranteed interest account and the sub-accounts on a pro rata basis. Pro-rata basis means Accumulation Value will be transferred proportionally from each Account you are invested in relation to the total Accumulation Value of the Accounts. For example, if the Policy owner has allocated 50% of the Accumulation Value to the guaranteed interest account, 30% to sub-account No.1, and 20% to sub-account No. 2, we will surrender 50% of the partial surrender amount from guaranteed interest account, 30% of the partial surrender amount from sub-account No. 1 and 20% of the partial surrender amount from sub-account No. 2. We will process the partial surrender at the unit values next determined after we receive your request at our home office. This means that if we receive your request for partial surrender prior to 3:00 p.m. Central time, we will process the request at the unit values determined as of that Valuation Date. If we receive your request for partial surrender at or after 3:00 p.m. Central time, we will process the request at the unit values determined as of 3:00 p.m. Central time on the following Valuation Date.

      If a partial surrender would cause your Policy to be disqualified as life insurance under the Code, we will not process your request for partial surrender. In addition, unless you have instructed us otherwise in writing, if a partial surrender would cause your Policy to be classified as a modified endowment contract under the Code, we will not process your request for partial surrender. Under the Level Option death benefit, a partial surrender will cause a decrease in the face amount of the Policy equal to the amount of the partial surrender. For each death benefit option, a partial surrender will decrease the amount of the death benefit proceeds payable.

      We reserve the right to defer the payment of surrender and partial surrender proceeds for up to six months from the date of your written request, if such proceeds would be paid exclusively from your accumulation value in the guaranteed interest account. In that case, if we postpone payment for more than 31 days, we will pay you interest at 3 percent annual rate for the period during which payment is postponed.

      If mandated under applicable law, we may block an owner's account and thereby refuse to pay any request for surrender or partial surrender until instructions are received from the appropriate regulator. We may also be required to provide additional information about an owner and owner's account to government regulators.


      POLICY CHARGES

      We assess certain charges against premiums and accumulation value under the Policy. The maximum and minimum charges and the charges for certain specified insureds are described in the "Fee Tables"


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
      section of this prospectus. The charges compensate us for: (1) services and benefits we provide; (2) costs and expenses we incur; and (3) risks we assume.


      SERVICES AND BENEFITS WE PROVIDE:

           - the death benefit, cash, and loan benefits under the Policy;

           - investment options, including premium payment allocations;

           - administration of elective options; and

           - the distribution of reports to owners.


      COSTS AND EXPENSES WE INCUR:

           - costs associated with processing and underwriting applications, and with issuing and administering the Policy (including any Agreements);

           - overhead and other expenses for providing services and benefits, and sales and marketing expenses, including compensation paid in connection with the sale of the Policies; and

           - other costs of doing business, such as collecting premium payments, maintaining records, processing claims, effecting transactions, and paying federal, state, and local premium and other taxes and fees.


      RISKS WE ASSUME:

           - that the cost of insurance charges we may assess are insufficient to meet our actual claims because insureds die sooner than we estimate; and

           - that the costs of providing the services and benefits under the Policies exceed the charges we assess.

      PREMIUM CHARGE    Prior to allocation of a premium payment, we assess a
      charge from each premium payment to compensate us for distribution and administrative expenses and certain taxes associated with our issuance and maintenance of the Policy. We credit the remaining amount (the net premium) to your Policy's accumulation value according to your allocation instructions. The current Premium Charge is 4.0 percent of each premium and is guaranteed not to exceed 7.0 percent of each premium.

      The premium charge includes premium taxes that we are required to pay to the state in which this Policy was issued, which may range from 0 percent to 2.5 percent.

      ACCUMULATION VALUE CHARGES    We assess the following charges against
      your accumulation value: (1) a Monthly Policy Charge; (2) a Policy Issue Charge; (3) a Cost of Insurance Charge; (4) a Mortality and Expense Risk Charge; (5) a Cash Extra Charge; (6) certain transaction charges; (7) a Surrender Charge; and (8) charges for any Agreements you elect.

      Some of the accumulation value charges depend on the "risk class" of the insured. The risk class of an insured is based upon the insured's "underwriting class" and "tobacco class."

      The underwriting class of the insured represents the level of mortality risk that we assume. The tobacco class refers to the tobacco use habits of the insured.

           1. MONTHLY POLICY CHARGE.    The Monthly Policy Charge is currently
              $8 per month and is guaranteed not to exceed a monthly charge equal to $12.00, plus $0.0125 per $1,000 of face amount under the Policy. The Monthly Policy Charge compensates us for certain


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           administrative expenses we bear, including those attributable to the records we create and maintain for your Policy.

           2. POLICY ISSUE CHARGE.    We assess a monthly Policy Issue Charge
              for the first ten years following issuance of the Policy and for the first ten years following any increase in face amount. The minimum guaranteed charge is $0.04 per $1,000 of initial face amount or face amount increase and the maximum guaranteed charge is $0.53 per $1,000 of initial face amount or face amount increase. The charge varies based upon the age, gender and risk class of the insured. The Policy Issue Charge compensates us for our expenses of issuing, underwriting and distributing the Policy. The Policy Issue Charge for your Policy is shown on the policy data pages of the Policy.

           3. COST OF INSURANCE CHARGE.    We assess a monthly Cost of
              Insurance Charge to compensate us for underwriting the death benefit. The minimum guaranteed monthly charge is $0.015 per $1,000 of net amount at risk and the maximum guaranteed monthly charge is $83.33 per $1,000 of net amount at risk. The charge depends on a number of variables (insured's age, gender, risk class, and face amount) that would cause it to vary from Policy to Policy and from monthly policy anniversary to monthly policy anniversary. We calculate the Cost of Insurance Charge separately for the initial face amount and for any increase in face amount, each a coverage layer. If we approve an increase in your Policy's face amount, a different risk class (and a different cost of insurance rate) may apply to the increase, based on the insured's circumstances at the time of the increase in face amount.

             The cost of insurance charge for a coverage layer is the net amount at risk for the coverage layer multiplied by the applicable cost of insurance rate. The net amount at risk varies with investment performance, the payment of premiums and the assessment of policy charges. The net amount at risk is equal to the death benefit payable divided by the net amount at risk divisor, as shown on the data pages of your Policy, minus the accumulation value of the Policy.

             COST OF INSURANCE RATES    The actual monthly cost of insurance
             rates are based on our expectations as to future mortality and expense experience. The rates will never be greater than the maximum guaranteed cost of insurance rates for the initial face amount shown on the policy data pages of your Policy. The maximum guaranteed cost of insurance rates for any increase in face amount will be shown on the policy data pages we send to you at the time of the increase in face amount. These guaranteed rates are based on the 2001 Commissioner's Standard Ordinary Composite, Ultimate, Age Nearest Birthday, Sex-Distinct Mortality Tables (2001 Commissioner's Standard Ordinary Composite, Ultimate, Age Nearest Birthday, Table B Mortality Tables, if we issue the Policy on a unisex basis) and the insured's age. We occasionally review the adequacy of our cost of insurance rates and may adjust those charges prospectively depending upon our expectations about our future mortality and expense experience, accumulation value allocation, lapse rates, Policy duration, taxes, investment earnings and profit considerations. Any change in the cost of insurance rates will apply to all persons of the same age, risk class, and number of full years insurance has been in force.

             In general the longer you own your Policy, the higher the cost of insurance rate will be as the insured grows older. Also our cost of insurance rates will generally be lower if the insured is a female than if a male, unless we issue the Policy on a unisex basis. Similarly, our current cost of insurance rates are generally lower for non-tobacco users than tobacco users, and for persons considered to be in excellent health. On the other hand, insureds who present particular


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          health, occupational or non-work related risks may require higher cost of insurance rates under their Policies.

          4. MORTALITY AND EXPENSE RISK CHARGE.    We assess a monthly
             Mortality and Expense Risk charge to compensate us for certain mortality and expense risks we assume. The mortality risk is that the insured will live for a shorter time than we project. The expense risk is that the expenses that we incur will exceed the administrative charge limits we set in the Policy.

             This charge currently is equal to a monthly rate of 0.030 percent of the accumulation value less the loan account value of the Policy in policy years one through ten. Currently, we do not assess a charge after the tenth policy year. We reserve the right to increase this charge to a maximum rate of .075 percent of the accumulation value of the Policy.

             If this charge does not cover our actual costs, we may absorb any such loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge and may use these profits for any lawful purpose including covering distribution expenses.

          5. CASH EXTRA CHARGE.    We may assess a monthly charge to compensate
             us for providing the death benefit under the Policy where the insured presents a heightened or increased level of mortality risk. The minimum guaranteed monthly charge is $0.00 and the maximum guaranteed monthly charge is $100.00 per $1,000 of face amount. An insured may present increased mortality risk because of an outstanding medical condition (e.g., cancer that is in remission), or occupation or activity engaged in by the insured (e.g., sky-diving). We will assess the Cash Extra Charge only for the period of time necessary to compensate us for the heightened mortality risk we would bear as a result of an insured's outstanding medical condition, occupation or activity. The Cash Extra Charge, which is generally not applicable to most Policies, is uniquely determined for each insured and may vary based upon factors such as gender, risk class and age. The charge is defined as a level cost per thousand dollars of face amount. If a Cash Extra Charge applies to your Policy, the amount of the charge will be shown on the policy data pages of the Policy.

          6. TRANSACTION CHARGES.    We may assess certain transaction charges
             if you elect to make a policy change, take a partial surrender, or transfer accumulation value among the sub-accounts and the guaranteed interest account. We assess transaction charges from the accumulation value of your Policy.

             a. POLICY CHANGE TRANSACTION CHARGE.    We assess a Policy Change
                Transaction Charge to compensate us for expenses associated with processing a policy change such as an increase or decrease in face amount, a change in death benefit option or a change in your risk classification. Currently, the charge is $60 for each policy change. We guarantee the charge will not exceed $100.

             b. PARTIAL SURRENDER TRANSACTION CHARGE.    For each partial
                surrender, we assess a processing fee of 2 percent of the amount surrendered, up to $25, from the remaining accumulation value. The fee compensates us for the administrative costs in generating the withdrawal payment and in making all calculations which may be required because of the partial surrender.

             c. TRANSFER TRANSACTION CHARGE.    The transfer transaction charge
                is guaranteed not to exceed $25. For purposes of assessing the charge, we consider all telephone, facsimile, written and/or eService Center requests processed on the same day to be one transfer,


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             regardless of the number of sub-accounts (or guaranteed interest account) affected by the transfer(s). We currently do not assess a transfer transaction charge.

          7. SURRENDER CHARGE.    If your Policy terminates or you fully
             surrender your Policy during the first ten policy years or within 10 years after any increase in face amount, we assess a surrender charge from your accumulation value and pay the remaining amount (less any unpaid policy charges, outstanding policy loan and accrued interest) to you. The payment you receive is called the surrender value.

             The surrender charge equals 1.40 times the lesser of: (1) 60 times the Policy Issue Charge for the initial face amount or the face amount increase as applicable, or (2) the sum of any remaining Policy Issue Charges for the initial face amount or the face amount increase, as applicable, measured from policy termination or full surrender to the end of the ten year surrender charge period. Increases in face amount have their own surrender charge penalty period. THE SURRENDER CHARGE MAY BE SIGNIFICANT. YOU SHOULD CAREFULLY CALCULATE THESE CHARGES BEFORE YOU REQUEST A SURRENDER OR INCREASE IN FACE AMOUNT. UNDER SOME CIRCUMSTANCES THE LEVEL OF SURRENDER CHARGES MIGHT RESULT IN NO SURRENDER VALUE BEING AVAILABLE.

             We assess the Surrender Charge to compensate us partially for the cost of administering, issuing, and selling the Policy, including agent sales commissions, the cost of printing the prospectuses and sales literature, any advertising costs, medical exams, review of applications for insurance, processing of the applications, establishing policy records, and policy issue. We do not expect Surrender Charges to cover all of these costs. To the extent that they do not, we will cover the short-fall from our general account assets, which may include profits from the mortality and expense risk charge and cost of insurance charge.

             If you have elected the Early Values Agreement, the Surrender Charge will be waived on your Policy. See "Early Values Agreement" under the "Other Policy Provisions" of this prospectus.

          8. CHARGES FOR AGREEMENTS.     We assess the following monthly
             charges for supplemental insurance benefits that you may add to your Policy by Agreement:

             WAIVER OF PREMIUM -- The minimum guaranteed monthly charge is $0.01 per $1,000 of face amount and the maximum guaranteed monthly charge is $0.51 per $1,000 of face amount.

             WAIVER OF CHARGES -- The minimum guaranteed monthly charge is $0.01 per $1,000 of face amount and the maximum guaranteed monthly charge is $0.38 per $1,000 of face amount.

             DEATH BENEFIT GUARANTEE -- The minimum guaranteed monthly charge is $0.02 per $1,000 of net amount at risk and the maximum guaranteed monthly charge is $83.33 per $1,000 of net amount at risk.

             TERM INSURANCE -- The minimum guaranteed monthly charge is $0.015 per $1,000 of net amount at risk and the maximum guaranteed monthly charge is $83.33 per $1,000 of net amount at risk.

             FAMILY TERM INSURANCE -- Children -- the guaranteed monthly charge is $0.40 per $1,000 of coverage.

             OVERLOAN PROTECTION -- The minimum guaranteed charge upon exercise of the Agreement is 7 percent of Policy accumulation value at exercise and the maximum guaranteed charge upon exercise of the Agreement is 7 percent of Policy accumulation value at exercise.



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             INTEREST ACCUMULATION -- The minimum guaranteed monthly charge is
             $0.015 per $1,000 of increased net amount at risk provided by the agreement and the maximum guaranteed monthly charge is $83.33 per $1,000 of increased net amount at risk provided by the agreement.

             EARLY VALUES AGREEMENT -- The minimum guaranteed monthly charge is
             0.01 percent of the accumulation value less any policy loan and the maximum guaranteed monthly charge is 0.05 percent of the accumulation value less any policy loan. For purposes of determining the charge for this Agreement, policy loan interest that has accrued, but which has not been paid or added to the policy loan account, will be included as part of the policy loan being subtracted from the accumulation value.

             GUARANTEED INSURABILITY OPTION -- the minimum guaranteed monthly charge is $0.0292 per $1,000 of agreement coverage and the maximum guaranteed monthly charge is $0.192 per $1,000 of agreement coverage. The charge shown for the GIO is a monthly charge for the option to purchase, on the available option dates, the additional insurance coverage, which is also referred to as the additional coverage layers elected by the policy owner when the GIO is purchased. The charge will apply from the date the GIO is added to the Policy until the date the GIO terminates, which generally occurs on the last specified option date (which is generally the policy anniversary nearest the insured's fortieth birthday).

             LONG TERM CARE AGREEMENT -- the minimum guaranteed monthly charge is $0.018 per thousand of long term care net amount at risk and the maximum guaranteed monthly charge is $3.619 per thousand of long term care net amount at risk. The monthly charge for the Long Term Care Agreement is calculated by multiplying the monthly rate by the long term care net amount at risk and dividing by one thousand. The long term care net amount at risk is equal to the greater of i) zero or ii) an amount that is calculated monthly using the LTC amount chosen by you when you purchase the agreement. Long term care net amount at risk is calculated by subtracting a portion of the accumulation value from the LTC amount. The portion of accumulation value for this calculation is found by multiplying the accumulation value, as of the date we take the charge, by a fraction, the numerator of which is the LTC amount and denominator is the Policy face amount. The charge for this agreement compensates us for the expenses we assume in providing the agreement coverage, which may include profits related to this agreement.

             The calculation of the charge for the Long Term Care Agreement is shown in the following example. If the Policy face amount is $1,000,000, the LTC amount is $500,000 and the accumulation value, as of the date we take the charge, is $100,000, the long term care net amount at risk is $450,000, calculated as follows: LTC amount ($500,000) minus $50,000, which is the product of the accumulation value ($100,000) and the ratio of the LTC amount to the Policy face value ($500,000/$1,000,000) or, $100,000 x .50 = $50,000.
             Using the current monthly rate of $0.11 per $1,000 of long term care net amount at risk (for a 55 year old male in the Preferred Select Non-Tobacco Risk Class), the monthly charge would be $450,000 multiplied by $0.11 and divided by 1,000 or $49.50 ($450,000 x .11/1,000= $49,500/1,000=$49.50).

             INFLATION AGREEMENT -- the minimum monthly charge is $ 0.50 and the maximum guaranteed monthly charge is $5.00. The charge shown for the Inflation Agreement is a monthly charge for the ability to purchase additional insurance every three years based upon changes in the Consumer Price Index. The charge will apply from the date the Inflation Agreement is added to


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          the policy until the date the Inflation Agreement terminates. The
          Inflation Agreement charge is the same for all genders, risk classes, and ages.

             The Monthly Policy Charge, Policy Issue Charge, Cost of Insurance Charge, Mortality and Expense Risk Charge, Cash Extra Charge, and charges for Agreements, if any, are assessed in advance on the policy date and at every monthly policy anniversary.

             Charges will be assessed against the accumulation value in the guaranteed interest account and the sub-accounts on a pro-rata basis. Pro-rata basis means charges will be assessed proportionally from the Accumulation Value of the Accounts in which you are invested in relation to the total Accumulation Value of the Accounts. For example, if the Policy owner has allocated 50% of the Accumulation Value to the guaranteed interest account, 30% to sub-account No.1, and 20% to sub-account No. 2, we will take 50% of the charges from the guaranteed interest account, 30% of the charges from sub-account No. 1 and 20% of the charges from sub-account No. 2. If there is insufficient accumulation value in the guaranteed interest account and the sub-accounts, then we will assess charges against the loan account to the extent accumulation value in the loan account exceeds the amount of outstanding policy loans. However, if you instruct us in writing, we will assess the monthly policy charges against the guaranteed interest account or any of the sub-accounts that you specify.

             BUSINESS CONTINUATION AGREEMENT (BCA) -- the minimum guaranteed month charge is $0.0083 per $1,000 if agreement coverage and the maximum monthly charge per designated life is $0.328 per $1,000 of agreement coverage. The charge shown for the BCA is a monthly charge for the option to purchase, at the death of a designated life, additional insurance coverage, which is also referred to as an additional coverage layer.

             GUARANTEED INSURABILITY OPTION FOR BUSINESS (GIOB) -- the minimum guaranteed monthly charge is $0.065 per $1,000 of agreement coverage and the maximum guaranteed monthly charge is $0.602 per $1,000 of agreement coverage. The charge shown for the GIOB is a monthly charge for the option to purchase, on available Option Dates, additional insurance coverage, which is also referred to as additional coverage layers.

          PORTFOLIO EXPENSES    The value of the net assets of each sub-account
          reflects the management fees and other expenses incurred by the corresponding Portfolio in which the sub-account invests. For further information, consult the Portfolios' prospectuses and the Annual Portfolio Operating Expenses table included in the "Fee Tables" section of this prospectus.


      OTHER POLICY PROVISIONS

      DEFERRAL OF PAYMENT    Normally, we will pay any proceeds under the
      Policy within seven days after our receipt of all the documents required for such payment. Other than the death proceeds, which are determined as of the date of death of the insured, we will determine the amount of payment as of the end of the Valuation Date on which we receive the request in good order at our home office.

      We reserve the right to defer the payment of proceeds under the Policy, including policy loans, for up to six months from the date of your request, if such payment would be taken from your accumulation value in the guaranteed interest account. In that case, if we postpone payment, other than a policy loan payment, for more than 31 days, we will pay you interest at 3 percent annual rate for the period beyond 31 days that payment has been postponed. We reserve the right to defer the payment of surrender, partial surrender, loan and death benefit proceeds from the sub-accounts and process transfers for the following: (a) any period during which the New York Stock Exchange is closed for


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      trading (except for normal holiday closing); (b) when the SEC has determined that a state of emergency exists which may make such payment impractical; or (c) the SEC, by order, permits deferral for the protection of policy owners.

      If mandated under applicable law, we may block a policy owner's account and thereby refuse to pay any request for surrender, partial surrender, transfer, loans or death benefit proceeds until instructions are received from the appropriate regulator. We may also be required to provide additional information about a policy owner and the owner's account to government regulators.

      BENEFICIARY    When we receive proof satisfactory to us of the insured's
      death, we will pay the death proceeds of a Policy to the beneficiary or beneficiaries named in the application for the Policy unless the owner has changed the beneficiary. In that event, we will pay the death proceeds to the beneficiary named in the last change of beneficiary request.

      If a beneficiary dies before the insured, that beneficiary's interest in the Policy ends with that beneficiary's death. Only beneficiaries who survive the insured will be eligible to share in the death proceeds. If no beneficiary survives the insured we will pay the death proceeds of this Policy to the owner, if living, otherwise to the owner's estate, or, if the owner is a corporation, to it or its successor.

      You may change the beneficiary designated to receive the proceeds. If you have reserved the right to change the beneficiary, you can file a written request with us to change the beneficiary. If you have not reserved the right to change the beneficiary, we will require the written consent of the irrevocable beneficiary.

      Your written request to change the beneficiary will not be effective until it is recorded at our home office. After it has been so recorded, it will take effect as of the date you signed the request. However, if the insured dies before the request has been so recorded, the request will not be effective as to any death benefit proceeds we have paid before your request was recorded in our home office records.


      SUPPLEMENTAL AGREEMENTS

      The following Agreements offering supplemental benefits are available under the Policy. Some of the Agreements are subject to our underwriting approval. We may assess monthly charges for these Agreements from accumulation value. Charges for the Agreements are described in the "Periodic Charges Other Than Investment Option Operating Expenses" table in the "Fee Tables" section of this prospectus. Your agent can help you determine whether certain of the Agreements are suitable for you. These Agreements may not be available in all states. Please contact us for further details.

      WAIVER OF PREMIUM AGREEMENT    The Waiver of Premiums Agreement provides
      that in the event of the insured's total and permanent disability (as defined in the Agreement), we will credit the specified premium payment identified in the Policy to the Policy each month while the insured is disabled, subject to the conditions set forth in the Agreement. This Agreement is available at issue with underwriting approval and may also be added after the first policy anniversary subject to underwriting approval. This Agreement is not available if the Waiver of Charges Agreement is elected. We assess a separate monthly charge for this Agreement.

      WAIVER OF CHARGES AGREEMENT    The Waiver of Charges Agreement provides
      that in the event of the insured's total and permanent disability (as defined in the Agreement), we will waive the monthly charges under the Policy each month while the insured is disabled, subject to the conditions set forth in the Agreement. This Agreement is available at issue with underwriting approval and may also be added after the first policy anniversary subject to underwriting approval. This Agreement is not available if the Waiver of Premium Agreement is elected. We assess a separate monthly charge for this Agreement.



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      FAMILY TERM AGREEMENT -- CHILDREN    The Family Term Agreement --
      Children provides fixed level term insurance on each of the insured's children (as defined in the Agreement) up to the first anniversary of the Agreement on or following the child's 25th birthday, subject to the conditions set forth in the Agreement. This Agreement is available at issue with underwriting approval and may be added after the first policy anniversary subject to underwriting approval. We assess a separate monthly charge for this Agreement.

      ACCELERATED BENEFITS AGREEMENT    The Accelerated Benefit Agreement
      allows you to receive a significant portion of your Policy's death benefit, if the insured develops a terminal condition due to sickness or injury (as defined in the Agreement). This Agreement is available at issue without underwriting approval and may be added after the first policy anniversary, again without underwriting approval. There is no separate charge for the Agreement.


      DEATH BENEFIT GUARANTEE AGREEMENT    The Death Benefit Guarantee (DBG)
      Agreement is no longer available on policies issued after May 16, 2015. The DBG provides that the Policy will remain in force even if the accumulation value is not sufficient to cover monthly charges when due, as long as the Death Benefit Guarantee value (as defined in the Agreement) less any outstanding Policy loans is greater than zero. For example, if a Policy's has an accumulation value of $25,000 and an outstanding loan of $25,000, it will not have sufficient accumulation value from which we can subtract policy charges. If the DBG value exceeds $25,000, the Policy will not terminate at that time because the DBG value less the Policy loan is positive. This Agreement is available at issue without underwriting approval and may not be added after issue. The Death Benefit Guarantee value is an amount we calculate using the actual premium payments made and assuming a 4.25 percent interest rate is applied to those payments. We also assume certain expense and cost of insurance charges are deducted from the DBG value we calculate. Those expense and cost of insurance charges are similar to those that are deducted to calculate the Policy's actual accumulation value. The DBG value will vary based on the insured's issue age, underwriting class and the amount and timing of premium payments. The DBG value is not a value you may take a loan against or access by taking a withdrawal. A partial surrender of Policy accumulation value will reduce the DBG value by the greater of i) the amount of the partial surrender or ii) the DBG value (before the partial surrender) multiplied by a fraction, the numerator of which is the amount of the partial surrender and the denominator of which is the accumulation value (before the partial surrender). The DBG value is used solely to determine whether or not the Policy terminates when the accumulation value falls to zero. We will provide the policy owner with the amount of the DBG value upon request. We assess a separate monthly charge for this Agreement. If your Policy is issued with this Agreement, you must allocate your premiums to any of the Ivy Funds VIP Pathfinder portfolios or the Guaranteed Interest Account. Your allocation of premium may be made in any combination among those accounts. Subsequent transfers may only be made among the Ivy Funds VIP Pathfinder portfolios or the Guaranteed Interest Account and will be subject to our policies regarding transfers among the sub-accounts. See "Transfers."


      You will be required to terminate this Agreement prior to allocating premium payments to or making a transfer to a sub-account other than the Ivy Funds VIP Pathfinder portfolios or the Guaranteed Interest Account. We will not return any charges previously taken for the Death Benefit Guarantee Agreement upon its termination.

      For Policies issued after August 19, 2013, where the DBG Agreement is added, we will not accept any premium at issue or for any subsequent Policy year that exceeds the annual premium limit for the DBG Agreement. You can obtain the amount of your DBG Agreement annual premium limit by requesting a personalized Policy illustration. We also identify the DBGA annual premium limit in the policy data pages. We believe the DBG annual premium limit will approximate five times the target


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      premium shown on your Policy illustration, however it may vary depending upon the insured's characteristics, including gender, risk class, age and death benefit option chosen. The DBG Agreement annual premium limit also applies where we receive cash value from another policy in an exchange under Section 1035 or otherwise. We will waive the annual premium limit for the DBG Agreement only to the extent that premium in excess of the annual premium limit is necessary to prevent the Policy from terminating prior to the next Policy Anniversary.

      TERM INSURANCE AGREEMENT    The Term Insurance Agreement provides
      additional level term insurance coverage on the life of the insured. Subject to underwriting approval, this Agreement is available at issue and may not be added after issue. We assess a separate monthly charge for this Agreement.

      OVERLOAN PROTECTION AGREEMENT    The Overloan Protection Agreement
      provides that the Policy will not terminate because of a policy loan even where the accumulation value of the Policy is insufficient to cover policy charges. This Agreement is available at issue without underwriting approval. The policy owner must elect to use the guideline premium test and cannot have elected to use the Accelerated Benefit Agreement, or waived charges or premiums under either the Waiver of Premium Agreement or the Waiver of Charges Agreement. Once exercised, the death benefit payable under the Policy will be the minimum death benefit payable as permitted under the Code at the time the Overloan Protection Agreement was exercised. The Agreement may be exercised on non-modified endowment contracts after the Policy has been in force for at least 15 years and the insured is over 75 years of age. Once elected, this Agreement will last until the Policy is surrendered or until the insured's death and will reduce the Policy death benefit by the amount of the loan account. We assess a one-time charge when the Agreement is exercised.

      INTEREST ACCUMULATION AGREEMENT    The Interest Accumulation Agreement
      (IAA) provides additional death benefit for policy owners that have elected the Sum of Premiums death benefit option and is intended to approximate the effect interest would have on the aggregate premiums applied to the Policy. Once exercised, this Agreement will provide additional death benefit equal to the Interest Accumulation Agreement increase factor chosen by the policy owner times the difference between the total death benefit and the face amount of the Policy. The policy owner may choose an Interest Accumulation Agreement increase factor from a specified range between 0 percent and 12 percent. This Agreement is available at issue subject to underwriting approval and may not be added after issue. The additional death benefit provided under this Agreement will be subject to monthly cost of insurance charges.

      The following example assumes a Policy face amount of $1,000,000, an annual premium payment of $10,000, an election of the Sum of Premiums death benefit option and an IAA increase factor of 6 percent. At the first policy anniversary, the Policy death benefit is $1,010,000 ($1,000,000 + $10,000) and the death benefit will be increased by an amount equal to the difference between the death benefit ($1,010,000) and the face amount of the Policy ($1,000,000), multiplied by the IAA increase percentage (6 percent), or $600 (($1,010,000 - $1,000,000) x
      .06). Consequently, the death benefit after the IAA increase is applied will be $1,010,600 ($1,000,000 + $10,000 +$600).

      EARLY VALUES AGREEMENT    The Early Values Agreement (EVA) waives the
      Surrender Charges that would ordinarily apply to your Policy. Electing this Agreement results in higher cash surrender values in the early years of Policy ownership. If you elect this Agreement, the accumulation value will be slightly lower than if this Agreement is not elected because of the charge for this Agreement. The minimum monthly charge for this Agreement is 0.01 percent of the accumulation value less any policy loan and the maximum monthly charge is 0.05 percent of accumulation value less any policy loan. For purposes of determining the charge for this Agreement, policy loan interest that has accrued, but


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      which has not been paid or added to the policy loan account, will be included as part of the policy loan being subtracted from the accumulation value. This Agreement is only available at issue and may not be terminated once it is elected. If the Policy is terminated and later reinstated, the EVA must be added at reinstatement. You should only purchase this Agreement if higher cash surrender values in the early years of this Policy are important to you and you are willing to accept lower Policy accumulation values.

      GUARANTEED INSURABILITY OPTION    The Guaranteed Insurability Option
      (GIO) guarantees you the ability to purchase additional amounts of insurance coverage, which are also referred to as additional coverage layers, on the insured's life on specified option dates without additional underwriting. The minimum amount of additional coverage layer available is $10,000 and the maximum amount of additional coverage layer available is the lesser of $100,000 or the face amount of the base Policy on which the GIO is added. At the time the GIO is purchased, the policy owner will specify the maximum amount of insurance coverage or additional coverage layer that may be added to the Policy on each specified option date. The GIO is only available for insureds between the ages of zero and forty. The policy owner may purchase the GIO at issue subject to underwriting of the insured. The policy owner may also add the GIO after the Policy is issued, subject to underwriting of the insured. The GIO may also be added to policies that were purchased prior to the initial date the GIO was available. The charge shown for the GIO is a monthly charge and will apply from the time the GIO is added to the Policy until the date the GIO terminates, which generally occurs on the last specified option date (which is generally the policy anniversary nearest the insured's fortieth birthday). The charge for the GIO will not be affected by the purchase of an additional coverage layer on a specified option date.

      The GIO guarantees that the policy owner will be able to purchase an additional coverage layer on the specified option dates, which occur on the policy anniversary nearest to the insured's birthday at ages 22, 25, 28, 31, 34, 37 and 40. You will also be able to purchase an additional coverage layer in the event the insured marries or enters into a legal partnership, experiences the birth of a child or the legal adoption of a child, each known as an alternative option date. If the policy owner exercises the GIO on an alternative option date, the next available specified option date will no longer be available. For example, if the insured marries at age 26, the policy owner may purchase an additional coverage layer effective as of the date of the marriage. Since there is no specified option date at age 26, the next specified option date available at age 28 will no longer be available. All of the remaining specified option dates (at ages 31, 34, 37 and 40) will continue to be available. On each available specified or alternative option date, the policy owner will be able to purchase an additional coverage layer up to the maximum amount elected under the GIO.

      The cost of insurance charge for any additional coverage layer will be calculated using the insured's age and the most recent underwritten risk class for the Policy at the time the GIO is exercised. The additional cost of insurance charges for any additional coverage layer will be deducted monthly from the Policy's accumulation value. There is no requirement to pay additional premium when adding an additional coverage layer under the GIO. However, adding additional coverage layers will increase the cost of insurance charges under the Policy and it may be necessary to pay additional premium to cover those increased cost of insurance charges. The cost of insurance charge for each new coverage layer is separate from and in addition to the charge you pay for purchasing the GIO. The Policy change transaction charge and a new surrender charge and surrender charge period will apply to each new additional coverage layer. The addition of an additional coverage layer under the Policy will not result in any other charges.

      The GIO and the monthly charge deducted for the GIO will terminate when the GIO terminates at the policy anniversary nearest the insured's fortieth birthday, which will correspond with the last specified option date under the GIO. The GIO and the monthly charge deducted for the GIO may terminate earlier than the policy anniversary nearest the insured's fortieth birthday if an alternative option date occurs after the insured's thirty-seventh birthday and before the policy anniversary nearest the insured's fortieth birthday and you elect to add an additional coverage layer on that alternative option date. The additional coverage layers purchased prior to termination of the GIO will continue after the termination of the GIO, unless such additional coverage layer is subsequently reduced or eliminated at the request of the policy owner, subject to any surrender charges. You should purchase the GIO if you believe that future changes in the insured's life (e.g., marriage, children) will result in your need for additional death benefit and you are concerned about the insured's ability to qualify for additional insurance coverage because of health or lifestyle concerns. If you purchase the GIO and do not exercise the right to purchase additional insurance coverage or face amounts on the exercise date, you will still pay a charge for the GIO.

      LONG-TERM CARE AGREEMENT    The LTC Agreement allows you to accelerate
      death benefits by receiving monthly benefit payments upon the insured meeting certain eligibility requirements.We will pay you a monthly benefit to assist with the expenses associated with the insured's nursing home care or home health care. To be eligible for benefits under this agreement, the insured must be certified by a licensed health care practitioner to be: (1) cognitively impaired or (2) unable to do at least 2 of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair). In addition, you must submit to us a plan for qualified long-term care services that is written by a licensed health care practitioner and which is based upon an assessment that the insured requires long term care services. Finally, the insured must also meet a 90-day waiting period, referred to as an elimination period, in which the insured is receiving long term care services. The elimination period can be satisfied by any combination of days of long term care facility stay or days of home health care, as those terms are defined in the Policy. These days of care or services need not be continuous, but must be accumulated within a continuous period of 730 days. The elimination period has to be satisfied only once while this Agreement is in effect.

      The benefit payments made under this Agreement may not cover all of the Insured's long-term care costs. The long term care benefits paid under this Agreement are intended to be "qualified long-term care insurance" under federal tax law, and may not be taxable to the policy owner. See "Tax Treatment of Policy Benefits." You should consult your tax advisor about the tax impact of purchasing this Agreement.

      This Agreement may be added to your Policy at any time after issue, subject to providing us evidence of insurability. We will consider applications for the LTC Agreement if the insured is receiving long term care at the time of the request; however it is unlikely that the insured's evidence of insurability will be satisfactory for issuing the Agreement. This Agreement will be subject to the incontestability provisions of the Policy, which are described in your Policy and in the Statement of Additional Information. See "Statement of Additional Information."

      You will select the maximum amount of long term care benefit (LTC amount) that you want when you purchase this Agreement. The LTC amount cannot be less than one hundred thousand dollars and cannot exceed the lesser of
      (i) the Policy face amount or (ii) five million dollars. You may also select either a two (2%) or four (4%) percent monthly benefit percentage that will be used to calculate your monthly benefit payment.

      If you decrease the face amount of the Policy, we may lower the amount of long term care benefit (LTC amount) available under the Agreement. If the Policy's face amount after the decrease is less than the LTC amount before the face decrease, the LTC amount will be equal to the new decreased face amount.


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
      If you request a partial surrender of your accumulation value, the LTC amount is set equal to the LTC amount that was in effect immediately prior to the partial surrender, multiplied by the ratio of the death benefit of the policy (without regard to any policy loan) after the partial surrender to the death benefit of the policy (without regard to any policy loan) immediately prior to the partial surrender. For example, if the Policy death benefit is $1,000,000 and the LTC amount is $500,000, a partial surrender of $100,000 would reduce the LTC amount to $450,000, which is calculated as follows: LTC amount before ($500,000) multiplied by the ratio of the death benefit after ($900,000) to the death benefit before ($1,000,000) or $500,000 x $900,000/$1,000,000 = $500,000 x .90 =
      $450,000.

      The monthly charge for the LTC Agreement will be affected by changes in the long term care net amount at risk. A decrease in the Policy face amount will change the long term care net amount at risk even if the LTC amount does not change because the proportion of the accumulation value used to reduce the LTC amount to calculate long term care net amount at risk will change. For example, if the Policy face amount is $1,000,000, the LTC amount is $500,000 and the accumulation value on the date of the Policy face amount reduction is $100,000, the long term care net amount at risk is $450,000, calculated as follows: LTC amount ($500,000) minus $50,000, which is the product of the accumulation value ($100,000) and the ratio of the LTC amount to the Policy face value ($500,000/$1,000,000) or, $100,000 x .50 = $50,000. If the Policy face value is reduced to $750,000, the new long term care net amount at risk will be $433,333, calculated as follows: LTC amount ($500,000) minus $66,667, which is the product of the accumulation value ($100,000) and the ratio of the LTC amount to the Policy face value ($500,000/$750,000), or $100,000 x .66667 = 66,667. The long term care net amount at risk will not be impacted upon a partial surrender of the accumulation value.

      When you submit a request for benefits under this Agreement, we will determine the amount of your benefit as a monthly amount. In order to begin receiving monthly benefits after the insured is determined to be eligible, you will need to submit evidence that the insured is continuing to incur monthly long term care costs. We may require you to complete any benefit forms on a monthly basis. Payments will generally be paid within fifteen days of when we receive proof that monthly long term care services have been provided.

      The maximum monthly benefit will be the lesser of:

           1. The monthly benefit percentage you chose times the LTC amount in effect; or

           2. The per diem amount allowed by the Health Insurance Portability and Accountability Act times the number of days in the month.

      You may request to receive a monthly benefit less than the maximum we determine. Choosing a lesser amount could extend the length of the benefit period. If you request less than the maximum benefit, you may request that benefit amount be changed, however, we will never pay more than the maximum monthly benefit allowed under the Internal Revenue Code. We will continue to make benefit payments to you until: 100% of the LTC amount has been paid, the Insured is no longer eligible for the benefit, the Policy is surrendered, the Policy terminates when the Policy loan plus the unpaid Policy loan interest exceed the accumulation value, we receive a request to cancel this Agreement or the Insured dies.

      In order to continue receiving benefits, you must submit to us, on a monthly basis, evidence that the insured is receiving long term care services. This evidence generally includes invoices for long term care services the insured receives. We may also require, no more than annually, a recertification by a licensed health care practitioner, that the insured is either (1) cognitively impaired or (2) unable to do at least 2 of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair).



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
      If you do not send us evidence that the insured is receiving long term care services on a monthly basis, we will not send you the monthly benefit. If you do not submit evidence that the insured is receiving long term care services for period of three consecutive months, you must request to reinstate monthly benefits by submitting additional information to us that the insured continues to be eligible for benefits under this agreement. We will require i) recertification by a licensed health care practitioner that the insured is either (1) cognitively impaired or (2) unable to do at least 2 of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair), ii) resubmission of a plan for qualified long-term care services that is written by a licensed health care practitioner and which is based upon an assessment that the insured requires long term care services and iii) evidence that the insured is continuing to incur monthly long term care costs.

      Your request for a monthly benefit under this Agreement will include an instruction from you to transfer all accumulation value you have allocated to the sub-accounts to the Guaranteed Interest Account. You will not be allowed to transfer amounts into the Account when benefits payments are being made under this Agreement.

      Although the allocation of your Accumulation Value in the sub-accounts to the Guaranteed Interest Account may have the effect of mitigating declines in your Policy Accumulation Value in the event of a significant decline in equity market valuations, doing so will also generally result in your Policy Accumulation Value increasing to a lesser degree than the equity markets when the value of equity investments rise. This may deprive you of the benefits of increases in equity market values under your Policy.

      We will waive the LTC Agreement charges while benefits are being paid under the Agreement. However, other Policy charges will continue to be assessed against the accumulation value. If your accumulation value goes to zero while long term care benefits are being paid under this Agreement, we will waive any additional Policy charges. While receiving LTC Agreement benefits, you may not increase the Policy death benefit; request a Policy loan, or partial surrenders from the Policy. You may request to decrease the death benefit or request a partial surrender to make a Policy loan payment. A request for benefits under the Accelerated Death Benefit Agreement may also reduce the amount of benefits you may receive under the LTC Agreement.

      When we make a monthly benefit payment under this Agreement, we will reduce the amount of the death benefit by the monthly payment. We will waive the Policy Transaction Charge for the death benefit change made as a result of a benefit payment under this Agreement. We will also reduce the accumulation value in proportion to the reduction in the death benefit. The accumulation value following an LTC benefit payment will equal the accumulation value immediately prior to the LTC benefit payment multiplied by a factor. This factor will equal the policy death benefit (without regards to loan) following the payment of an LTC benefit divided by the policy death benefit (without regards to loan) immediately prior to the LTC benefit payment. If the Policy has the Death Benefit Guaranty
      (DBG) Agreement on it, we will also make a proportionate reduction in the DBG value for payment of a monthly benefit. The DBG value following an LTC benefit payment will equal the DBG value immediately prior to the LTC benefit payment multiplied by a factor. This factor will equal the policy death benefit (without regards to loan) following the payment of an LTC benefit divided by the policy death benefit (without regards to loan) immediately prior to the LTC benefit payment. If the Policy has an outstanding loan, a proportionate amount of the loan will be repaid with the monthly benefit, which will reduce the amount you receive.

      This Agreement will terminate when i) we have paid the maximum LTC amount, ii) the insured is no longer eligible for long term care benefits, iii) the Policy terminates due to the loan balance exceeding the accumulation value, iv) the Policy terminates due to the death of the Insured, v) the Policy terminates upon a complete surrender of the Policy, vi) you terminate the Agreement by written request to our Home Office, vii) or your Policy otherwise terminates because a partial surrender or other reduction in accumulation value leaves the Policy with insufficient amounts to cover Policy charges on the next monthly Policy anniversary. See "Termination" and "Partial Surrender".

      INFLATION AGREEMENT    The Inflation Agreement provides you the ability
      to increase your face amount of insurance without underwriting every three years based upon increases in the cost of living (the "Cost of Living") as measured by changes in the U.S. Department of Labor Consumer Price Index (CPI). On the third anniversary of the issue date of this Agreement, we will calculate a Cost of Living increase and automatically increase the face value of your Policy. We will calculate a Cost of Living Increase on every third Agreement anniversary until the insured reaches the age of sixty. You may refuse to accept a Cost of Living increase; however, if you do so and the insured is over the age of twenty-one, no further Cost of Living increases may be made. If the insured is under the age of twenty-one at the time you refuse a Cost of Living increase, no additional Cost of Living increase offers will be made until after the insured turns age twenty-one.

      The amount of the Cost of Living increase will be the lesser of (1) the Policy face amount multiplied by two times the increase in the CPI during the previous three years or (2) $100,000. The increase in the CPI is calculated by dividing the CPI on the date five months before the date of the Cost of Living increase by the CPI on the date forty-one months before the Cost of Living increase and subtracting one from that number.

      The Inflation Agreement is only available for insureds under the age of sixty. The policy owner may purchase the Inflation Agreement at issue subject to underwriting of the insured. The policy owner may also add the Inflation Agreement after the Policy is issued, subject to underwriting of the insured. The Inflation Agreement may also be added to policies that were purchased prior to the initial date the Inflation Agreement was available. The charge shown for the Inflation Agreement is a monthly charge and will apply from the time the Inflation Agreement is added to the Policy until the date the Inflation Agreement terminates. The charge for the Inflation Agreement will not be affected by the purchase of additional insurance.

      The cost of insurance charge for any additional insurance will be calculated using the insured's age and the most recent underwritten risk class for the Policy at the time the cost of living increase is accepted. The cost of insurance charges for any additional insurance will be deducted monthly from the Policy's accumulation value. There is no requirement to pay additional premium when adding an additional insurance under the Inflation Agreement. However, accepting the additional insurance increases the cost of insurance charges under the Policy and it may be necessary to pay additional premium to cover the increased cost of insurance charges. The cost of insurance charge for the additional insurance is separate from and in addition to the charge you pay for purchasing the Inflation Agreement.

      The Inflation Agreement and the monthly charge deducted for the Inflation Agreement will terminate when the Inflation Agreement terminates. Additional insurance purchased under this Agreement will remain in force until: the Policy face amount is reduced or eliminated at the request of the policy owner, the policy terminates or the insured dies.



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
      The Inflation Agreement will terminate on the earliest of: 1) the Policy anniversary nearest to the insured's 59th birthday, 2) the date this Policy is terminated or surrendered, 3) the date we receive your written request to terminate the Agreement, 4) the date you refuse a Cost of Living increase when the insured is over the age of twenty-one and 5) the insured's date of death.

      You should purchase the Inflation Agreement if you believe that the Policy face amount needs to keep pace with increases in cost of living as measured by the CPI and you are concerned about the insured's ability to qualify for additional insurance coverage because of health or lifestyle concerns. If you purchase the Inflation Agreement and do not accept the additional insurance coverage or face amounts when offered, you will still pay a charge for the Inflation Agreement.

      BUSINESS CONTINUATION AGREEMENT.    The Business Continuation Agreement
      (BCA) guarantees you the right to increase the face amount of this Policy, referred to as a new coverage layer, without evidence of insurability, at the death of a designated life.

      You should purchase the BCA if you believe that the future death of a designated life will result in your need for additional death benefit and you are concerned about the insured's ability to qualify for additional insurance coverage because of health or lifestyle concerns. If you purchase the BCA and do not exercise the right to purchase additional coverage layers during an Option Period, you will still pay a charge for the BCA.

      The applicant will name the person or persons who will serve as the designated life in the application for this Agreement. There may be as many as five designated lives and the person or persons named as designated lives must also be underwritten and approved for a separate life insurance policy at the time of your application. A designated life may not be changed after the Policy is issued.

      The minimum amount of additional coverage layer available for each designated life is $5,000 and the maximum amount of additional coverage layer available is the lesser of $10,000,000 or two times the face amount of the base Policy on which the BCA is added. At the time the BCA is purchased, the policy owner will specify the amount of additional coverage layer that will be available upon the death of the designated life. In addition, at the time the BCA is issued, both the insured and each designated life will be required to provide us evidence of insurability satisfactory to us.

      The amount of the coverage layer for each designated life will begin to be phased out at the policy anniversary nearest to the insured's age 76. The phase out amount is equal to the maximum amount of additional coverage layer chosen for the designated life, multiplied by the percentage corresponding to the anniversary nearest the insured's age for each policy anniversary as shown in the following table:

                                 ANNIVERSARY NEAREST INSURED'S AGE                 PERCENTAGE
                                    ---------------------------------                -----------
                                          Prior to age 76                             100%
                                              Age 76                                   80%
                                              Age 77                                   60%
                                              Age 78                                   40%
                                              Age 79                                   20%
                                              Age 80                                   0%

      At the death of a designated life, you may exercise the right to add an additional coverage layer to this policy during the ninety day period (Option Period) immediately following the date of the designated life's death. You must notify us in writing that you are exercising your right to add a new coverage layer. We must also receive the following information, in Good Order, at our Home Office during the Option
      Period:

           (1)  proof satisfactory to us of the designated life's death; and

           (2) a completed application for the new coverage layer.

      If the insured dies within the Option Period following the death of a designated life, but not simultaneously with the designated life, we will pay the maximum increase amount to the beneficiary of this policy. If the insured and the designated life die at the same time, or under circumstances in which the order of death cannot be determined, we will pay one-half of the maximum increase amounts to the beneficiary of this policy.

      If premiums or charges are being waived because the insured is totally disabled, the increase available will be limited to one-half of the maximum increase amount.

      The monthly charge shown for the BCA will apply from the time the BCA is added to the Policy until the date the Agreement terminates. The monthly charge for any designated life under the BCA will terminate as of the date of death of the designated life.

      The BCA will terminate at the earliest of the following events:

           (1) the date the policy is surrendered or terminated; or

           (2) the date we receive a written request to cancel the agreement;
           or

           (3) the date of the death of the insured; or

           (4) the end of the Option Period following the death of the last designated life; or

           (5) the policy anniversary nearest the insured's 80th birthday.

      The cost of the insurance charge for any additional coverage layer will be calculated using the insured's age and underwritten risk class for the Policy at the time the BCA was issued. If a coverage layer has been added after issuance of the agreement at a more favorable risk class than the Policy coverage, the cost of the insurance charge for the new coverage layer will be calculated using the more favorable underwritten risk class. The additional cost of insurance and policy issue charges for any additional coverage layer will be deducted monthly from the Policy's accumulation value. There is no requirement to pay additional premium when adding an additional coverage layer under the BCA. However, adding additional coverage layers will increase the cost of insurance charges and policy issue charges under the Policy and it may be necessary to pay additional premium to cover those increased cost of insurance charges. The cost of insurance charge and policy issue charge for each new coverage layer is separate from and in addition to the charge you pay for purchasing the BCA. The Policy change transaction charge and a new surrender charge and surrender charge period will apply to each new additional coverage layer. The monthly charge for any designated life under the BCA will terminate as of the next monthly anniversary after the death of the designated life.

      Any additional coverage layers purchased during an Option Period will continue after the termination of the BCA, unless such additional coverage layer is subsequently reduced or eliminated at the request of the Policy Owner.

      GUARANTEED INSURABILITY OPTION FOR BUSINESS.    The Guaranteed
      Insurability Option for Business (GIOB) guarantees you the ability to purchase additional amounts of insurance coverage, which is also referred to as additional coverage layers, on the insured's life on as many as five specified Option Dates without additional underwriting.

      You should purchase the GIOB if you believe that future changes in the insured's life (e.g. death of a business partner, increase in business value) will result in your need for additional death benefit and you are concerned about the insured's ability to qualify for additional coverage because of the health


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
      or lifestyle concerns. If you purchase the GIOB and do not exercise the right to purchase additional insurance coverage or face amounts on the exercise date, you will still pay a charge for the GIOB.

      The minimum amount of additional coverage layer available is $10,000 and the maximum amount of additional coverage layer available is the lesser of $200,000 or 20% of the face amount of the base Policy on which the GIOB is added. At the time the GIOB is purchased, the policy owner will specify the maximum amount of insurance coverage or additional coverage layer that may be added to the Policy on each specified Option Date, which must be between $100,000 and $200,000. If premiums or charges are being waived because the insured is totally disabled, the additional coverage layer increase available will be limited to one-half of the maximum you chose when you applied for the policy. The GIOB is only available for insureds between the ages of eighteen and fifty-two. The policy owner may purchase the GIOB at issue subject to underwriting of the insured. After August 22, 2015, the Policy Owner may also add the GIOB after the policy is issued subject to the underwriting of the insured. The charge shown for the GIOB is a monthly charge and will apply from the time the GIOB is added to the Policy until the date the GIOB terminates. The GIOB will terminate on;

           (1) the last available Option Date (described below); or

           (2) the date the policy is surrendered or terminated; or

           (3) the date we receive your written request to cancel this agreement; or

           (4) the date of the insured's death.

      The GIOB charge varies based upon the insured's age and tobacco status. The charge for the GIOB will not be affected by the purchase of the additional coverage layer on a specified Option Date.

      The GIOB guarantees that the policy owner will be able to purchase an additional coverage layer on specified Option Dates. The specified Option Dates vary by issue age. On each available Option Date, the policy owner will be able to purchase an additional coverage layer up to the maximum amount elected under the GIOB. The following table shows the Option Dates available based upon the age of the insured when the GIOB is issued:

                  ------------------------------------------------------------------------------

                                                       Option Dates
                  ------------------------------------------------------------------------------
                   Issue Age   22  25   28    31    34    37    40   43    46    49    52    55
                  ------------------------------------------------------------------------------
                   18-21        -   -    -     -     -
                  ------------------------------------------------------------------------------
                   22-24            -    -     -     -     -
                  ------------------------------------------------------------------------------
                   25-27                 -     -     -     -     -
                  ------------------------------------------------------------------------------
                   28-30                       -     -     -     -    -
                  ------------------------------------------------------------------------------
                   31-33                             -     -     -    -     -
                  ------------------------------------------------------------------------------
                   34-36                                   -     -    -     -     -
                  ------------------------------------------------------------------------------
                   37-39                                         -    -     -     -     -
                  ------------------------------------------------------------------------------
                   40-42                                              -     -     -     -     -
                  ------------------------------------------------------------------------------
                   43-45                                                    -     -     -     -
                  ------------------------------------------------------------------------------
                   46-48                                                          -     -     -
                  ------------------------------------------------------------------------------
                   49-51                                                                -     -
                  ------------------------------------------------------------------------------
                   52                                                                         -
                  ------------------------------------------------------------------------------

      EXAMPLE:    THE OPTION DATES AVAILABLE FOR AN INSURED AGE 35 ARE 37, 40,
      43, 46, AND 49.

      When you add a coverage layer, you are buying additional life insurance for which you will pay cost of insurance and policy issue charges. The cost of the insurance charge for any additional coverage layer will be calculated using the insured's age and underwritten risk class for the Policy at the time the




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
      GIOB was issued. If a coverage layer has been added after issuance of the agreement at a more favorable risk class than the Policy coverage, the cost of the insurance charge for the new coverage layer will be calculated using the more favorable underwritten risk class. The additional cost of insurance and policy issue charges for any additional coverage layer will be deducted monthly from the Policy's accumulation value. There is no requirement to pay additional premium when adding an additional layer under the GIOB. However, adding additional coverage layers will increase the cost of insurance charges and policy issue charges under the Policy and it may be necessary to pay additional premium to cover those increased cost of insurance charges. The cost of insurance charge and policy issue charge for each new coverage layer is separate from and in addition to the charge you pay for purchasing the GIOB. The Policy change transaction charge and a new surrender charge and surrender charge period will apply to each new additional coverage layer. The addition of an additional coverage layer under the Policy will not result in any other charges.

      The additional coverage layers purchased prior to termination of the GIOB will continue after termination of the GIOB, unless such additional coverage layer is subsequently reduced or eliminated at the request of the policy owner.

      PREMIUM DEPOSIT AGREEMENT.    The Premium Deposit Agreement allows you to
      send us up to three payments to pay your annual premium for a period of two to ten years. For each PDA payment you give us, we may require you to pay an initial premium on the date you send us the PDA payment. The initial premium is not part of the PDA account and does not count towards the maximum of three payments into the PDA. The payments will be held in a Premium Deposit Account, a part of our General Account, and interest will be credited on those payments.

      The Premium Deposit Agreement is available at issue without underwriting and is available after the Policy is issued. You should consider adding this Agreement to your Policy if you want to only make three or fewer payments during the life of the Policy and would like us to automatically pay your Policy premiums for the periods you elect. There is no charge for this Agreement.

      We will credit an annual rate of interest at least equal to a minimum annual rate of interest of 0.50%, the PDA Minimum Rate, on each payment to the Premium Deposit Account for the duration the payment remains in the Premium Deposit Account. In our sole discretion, we may credit an annual rate of interest higher than the PDA Minimum Rate on payments to the Premium Deposit Account for the duration the payment remains in the Account. We will provide you with the current Premium Deposit Account interest rate upon request.

      Each year, we will withdrawal a portion of the payment(s) held in a Premium Deposit Account and pay from our General Account interest credited on that amount to pay your annual premium. Amounts held in the Premium Deposit Account may only be used to pay Policy premiums.

      When you add the Premium Deposit Agreement to your Policy, we will send you a confirmation showing the annual withdrawal from the Premium Deposit Agreement account and the interest we will credit on that amount. The following example demonstrates how the Premium Deposit Agreement works:

      The policy owner requests the Premium Deposit Account and wishes to have 10 annual premium payments of $10,000 each. Assuming an interest rate of 2.75%, we would require a deposit into the Premium Deposit Account of $78, 776.78. The initial $10,000 premium payment would need to be made in addition to the deposit into the Premium Deposit Account. The following chart depicts the


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      withdrawals and interest earned for each Premium payment made from the
      Premium Deposit Amount:

                ANNUAL PREMIUM         ANNUAL PREMIUM          AMOUNT WITHDRAWN        TAXABLE INTEREST
                 PAYMENT YEAR            TO BE PAID                FROM PDA                 EARNED
                   ---------------        ---------------        ------------------       ----------------
                       2                 $10,000.00                $9,732.36                $267.64
                       3                 $10,000.00                $9,471.88                $528.12
                       4                 $10,000.00                $9,218.38                $781.62
                       5                 $10,000.00                $8,971.66               $1,028.34
                       6                 $10,000.00                $8,731.54               $1,268.46
                       7                 $10,000.00                $8,497.85               $1,502.15
                       8                 $10,000.00                $8,270.41               $1,729.59
                       9                 $10,000.00                $8,049.06               $1,950.94
                      10                 $10,000.00                $7,833.64               $2,166.36

      On the first Policy Anniversary (the second Annual Premium Payment Year), we would withdraw $9,732.36 from the Premium Deposit Account and credit $267.64 in interest from our General Account to pay the annual premium of $10,000 ($9,732.36 + $267.64 = 10,000). The interest of $267.64 will be reported to the policy owner as taxable on an IRS Form 1099-INT.

      If you request a surrender of any amount held by us under the Premium Deposit Agreement, we will treat it as a request to surrender the Agreement and will refund all of the remaining balance in the Premium Deposit Account to you along with interest credited at the PDA Minimum Rate for the portion of each payment remaining in the Premium Deposit Account. Interest will be credited from the date of your payment to the Premium Deposit Account or if later, the date the premium payment for the immediately preceding Policy anniversary was made from the Premium Deposit Account. We only pay interest from the immediately preceding Policy anniversary date because the Policy owner received an interest payment on the Premium Deposit Account money on that date.

      If the insured dies while the Policy and the Premium Deposit Account are in force, we will pay the Death Benefit payable under the Policy as well as any remaining balance in the Premium Deposit Account. We will pay you interest on that remaining balance, using the then current interest rate for the Premium Deposit Account. Interest will be credited from the date of your payment to the Premium Deposit Account or if later, the date the last premium payment was made from the Premium Deposit Account.



OTHER MATTERS


      FEDERAL TAX STATUS

      INTRODUCTION    The discussion of federal taxes is general in nature and
      is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service (the "IRS"). We have not considered any applicable state or other tax laws.

      TAXATION OF MINNESOTA LIFE AND THE INDIVIDUAL VARIABLE UNIVERSAL LIFE
      ACCOUNT    We are taxed as a "life insurance company" under the Code. The operations of the Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on income dividends received by the Account or on capital gains arising from the Account's activities. The Account is not


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      taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

      At the present time, we make no charge to the Account for any federal, state or local taxes that we incur that may be attributable to such Account or to the Policies. However, we reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Account or the Policies.

      In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the majority of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law for purposes of both the dividends received deductions and the foreign tax credits, contract owners are not the owners of the assets generating those benefits.

      TAX STATUS OF THE POLICY    In order to qualify as a life insurance
      contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a Policy must satisfy certain requirements which are set forth in the Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a Policy issued on a standard rate class basis (other than those with a Cash Extra Charge) should satisfy the applicable requirements. There is less guidance, however, with respect to policies issued on a sub-standard basis or with a Cash Extra Charge and it is not clear whether such policies will in all cases satisfy the applicable requirements. If a Policy were determined not to be a life insurance contract for federal income tax purposes, that Policy would not provide most of the tax advantages normally provided by a life insurance contract. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so.

      In some circumstances, owners of variable life insurance contracts who retain excessive control over the investment of underlying variable account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Policies, we believe that the owner of a Policy should not be treated as the owner of the assets held in the Account, which is the variable account underlying the Policy. We reserve the right to modify the Policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the Policies from being treated as the owners of the assets held in the Account.

      In addition, the Code requires that the investments of the Account be "adequately diversified" in order to treat the Policy as a life insurance contract for federal income tax purposes. We intend that the Account, through the Funds and the Portfolios, will satisfy these diversification requirements.

      The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.


      TAX TREATMENT OF POLICY BENEFITS

      GENERAL    We believe that the death benefit under a Policy should
      generally be excludible from the gross income of the beneficiary. Federal, state and local transfer, and other tax consequences of


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      ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. A tax adviser should be consulted on these consequences.

      Generally, the policy owner will not be deemed to be in constructive receipt of the policy accumulation value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy, the tax consequences depend on whether the Policy is classified as a "Modified Endowment Contract."

      MODIFIED ENDOWMENT CONTRACTS    Under the Internal Revenue Code, certain
      life insurance contracts are classified as MECs, with less favorable income tax treatment than other life insurance contracts. Due to the Policy's flexibility with respect to premium payments and benefits, each Policy's circumstances will determine whether the Policy is a MEC. In general, however, a Policy will be classified as a MEC if the amount of premiums paid into the Policy causes the Policy to fail the "7-pay test." A Policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid into the Policy exceeds the sum of the level premiums that would have been paid at that point under a Policy that provided for paid-up future benefits after the payment of seven level annual payments.

      If there is a reduction in the benefits under the Policy during the first seven policy years, for example, as a result of a partial surrender, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced face amount. If there is a "material change" in the Policy's benefits or other terms, even after the first seven policy years, the Policy may have to be retested as if it were a newly issued Policy. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the Policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven policy years. To prevent your Policy from becoming a MEC, it may be necessary to limit premium payments or to limit reductions in benefits. A current or prospective policy owner should consult with a competent adviser to determine whether a policy transaction will cause the Policy to be classified as a MEC.

      DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT CONTRACTS
         Policies classified as MECs are subject to the following tax rules:

           1. All distributions other than death benefits, including distributions upon surrender and withdrawals, from a MEC will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the policy owner's investment in the Policy only after all gain has been distributed.

           2. Loans taken from or secured by a Policy classified as a MEC are treated as distributions and taxed accordingly.

           3. A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the policy owner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner's beneficiary or designated beneficiary.

      If a Policy becomes a MEC, distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC could later become taxable as a distribution from a MEC.

      DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT
      MODIFIED ENDOWMENT CONTRACTS    Distributions other than death benefits
      from a Policy that is not classified as a MEC are generally treated first as a recovery of the policy owner's investment in the Policy and only after the recovery of all investment in the Policy as taxable income. However, certain distributions which must


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      be made in order to enable the Policy to continue to qualify as a life insurance contract for federal income tax purposes if policy benefits are reduced during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax.

      Loans from or secured by a Policy that is not a MEC are generally not treated as distributions. However, the tax consequences associated with preferred loans are less clear and a tax adviser should be consulted about such loans.

      Finally, the 10 percent additional income tax does not apply to distributions or loans from or secured by a Policy that is not a MEC.

      SETTLEMENT OPTIONS    Even if the death benefit under the Policy is
      excludible from income, payments under Settlement Options may not be excludible in full. This is because earnings on the death benefit after the insured's death are taxable and payments under the Settlement Options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under the Settlement Options.

      MULTIPLE POLICIES    Under the Code, all MECs issued by us (or an
      affiliated company) to the same policy owner during any calendar year will be treated as one MEC for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. For further information on current aggregation rules under this provision, see your own tax adviser.

      INVESTMENT IN THE POLICY    Your investment in the Policy is generally
      your aggregate premiums. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax free.

      POLICY LOANS    In general, interest on a policy loan will not be
      deductible. If a policy loan is outstanding when a Policy is canceled or terminated, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking out a policy loan, you should consult a tax adviser as to the tax consequences.

      REINSTATEMENTS    You may have adverse tax consequences if you request
      that we reinstate your Policy after it has terminated with no accumulation value or for non-payment of premiums. For example, reinstatements that occur more than ninety days after a policy terminates with no accumulation value or for non-payment of premium could automatically be classified as a MEC. You should consult your tax advisor before you reinstate your Policy.

      OVERLOAN PROTECTION AGREEMENT    Anyone contemplating the purchase of the
      Policy with the Overloan Protection Agreement should be aware that the tax consequences of the Overloan Protection Agreement have not been ruled on by the IRS or the courts and it is possible that the IRS could assert that the outstanding loan balance should be treated as a taxable distribution when the Overloan Protection Agreement is exercised. You should consult a tax adviser as to the tax risks associated with the Overloan Protection Agreement.

      LONG-TERM CARE AGREEMENT    We believe the LTC Agreement qualifies as
      long term care insurance under the Code, however, you should be aware that the tax treatment of long term care benefits is uncertain. The IRS could assert that a portion or all of the long term care benefits could be taxable to the owner of the Policy when those benefits are paid. You should consult a tax advisor regarding the tax risks associated with benefit payments from the LTC Agreement.

      WITHHOLDING    To the extent Policy distributions are taxable, they are
      generally subject to income tax withholding. Recipients can generally elect, however, not to have tax withheld from distributions.



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      OTHER TAXES    The transfer of the Policy or the designation of a
      beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the policy owner, may have Generation-Skipping Transfer tax considerations under Section 2601 of the Code.

      The individual situation of each policy owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. That situation will also determine how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate inheritance, generation-skipping transfer and other taxes.

      CONTINUATION OF POLICY BEYOND AGE 100    While we intend for the Policy
      to remain in force through the insured's age 121, the tax consequences associated with a Policy remaining in force after the insured's 100th birthday are unclear. You should consult a tax adviser in all these circumstances.

      OTHER TRANSACTIONS    Changing the policy owner may have tax
      consequences. Pursuant to Section 1035(a)(1) of the Code, exchanging this Policy for another involving the same insureds should have no federal income tax consequences if there is no debt and no cash or other property is received. The new Policy would have to satisfy the 7-pay test from the date of the exchange to avoid characterization as a MEC. An exchange of a life insurance contract for a new life insurance contract may, however, result in a loss of grandfathering status for statutory changes made after the old Policy was issued.

      BUSINESS USES OF POLICY    The Policy may be used in various
      arrangements, including nonqualified deferred compensation or salary continuation plans, split-dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of such Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement.

      Moreover, in recent years, Congress has adopted new rules relating to corporate owned life insurance. The Pension Protection Act of 2006 added a new section to the Code that denies the tax-free treatment of death benefits payable under an employer-owned life insurance contract unless certain notice and consent requirements are met and either (1) certain rules relating to the insured employee's status are satisfied or (2) certain rules relating to the payment of the "amount received under the contract" to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied. The new rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. Any business contemplating the purchase of a Policy on the life of an employee should consult with its legal and tax advisers regarding the applicability of the new legislation to the proposed purchase. If a Policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the Policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a Policy, this Policy could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax adviser before any non-natural person is made an owner or holder of a Policy, or before a business (other than a sole proprietorship) is made a beneficiary of a Policy.

      SPLIT-DOLLAR ARRANGEMENTS    A tax adviser should be consulted with
      respect to the 2003 split-dollar regulations if you have purchased or are considering the purchase of a Policy for a split-dollar


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
      insurance plan. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser. Additionally, the Sarbanes-Oxley Act of 2002 (the "Act") prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

      Although the prohibition on loans is generally effective as of the Act's effective date of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

      ALTERNATIVE MINIMUM TAX    There may also be an indirect tax upon the
      income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policy owner is subject to that tax.

      ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES    The transfer of
      the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the insured owned the Policy. If the policy owner was not the insured, the fair market value of the Policy would be included in the policy owner's estate upon the policy owner's death. The Policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

      Moreover, under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the policy owner. Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

      Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Policy ownership and distributions under federal, state and local law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.


      AMERICAN TAXPAYER RELIEF ACT OF 2012    The American Taxpayer Relief Act
      of 2012 ("ATRA") was enacted on January 2, 2013, and succeeds many of the provisions of the Economic Growth and Tax Reconciliation Act of 2001 ("EGTRRA"), which expired on December 31, 2012. ATRA establishes permanent exclusion amounts and rate structures for transfer taxes resulting from deaths, gifts, and generation skipping transfers that occur after December 31, 2012. The estate, gift, and generation skipping transfer tax exclusion amounts established under ATRA are annually adjusted for inflation. In addition, ATRA makes several transfer tax provisions originally introduced by EGTRRA permanent. For 2016, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,450,000 and 40%, respectively.


      The complexity of ATRA, together with how it may affect existing estate planning, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your Beneficiaries under all possible scenarios. It should be understood that the foregoing description of the federal income, gift and estate tax consequences under the Policies is not exhaustive and that special rules are provided with respect to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted


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      thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, a person contemplating the purchase of a variable life insurance policy or exercising elections under such a policy should consult a tax adviser.

      TAX SHELTER REGULATIONS.    Prospective owners that are corporations
      should consult a tax advisor about the treatment of the policy under the Treasury Regulations applicable to corporate tax shelters.

      MEDICARE TAX ON INVESTMENT INCOME.    Beginning in 2013, a 3.8% tax may
      be applied to some or all of the taxable portion of some distributions (such as payments under certain settlement options) from life insurance contracts to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

      LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO.    In Rev. Rul.
      2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

      LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS.
        Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents.

      Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance policy purchase.


      VOTING RIGHTS

      We will vote the Fund shares held in the various sub-accounts of the Account at regular and special shareholder meetings of the Funds in accordance with your instructions. If, however, the 1940 Act or any regulation thereunder should change and we determine that it is permissible to vote the Fund shares in our own right, we may elect to do so. The number of votes as to which you have the right to instruct will be determined by dividing your Policy's accumulation value in a sub-account by the net asset value per share of the corresponding Fund Portfolio. Fractional shares will be counted. The number of votes as to which you have the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. We will vote Fund shares held by the Account as to which no instructions are received in proportion to the voting instructions which are received from policy owners with respect to all Policies participating in the Account. Proportional voting may result in a small number of policy owners determining the outcome of the vote.

      We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in sub-classification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment advisers of the Funds if we reasonably disapprove of such changes. A change would be disapproved only:

           - if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of policy owners, or



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           - if we determined that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives.

      In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in your next annual report or through special notice.


      COMPENSATION PAID FOR THE SALE OF POLICIES

      Securian Financial Services, Inc. ("Securian Financial"), whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the state of Minnesota. Securian Financial, an affiliate of Minnesota Life, is the principal underwriter of the Policies. Authorized broker-dealers sell Policies through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of Policies by broker-dealers are paid directly to the broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a Policy is determined by his or her broker-dealer. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges to the Policy that are in addition to the policy charges described elsewhere in this prospectus.

      We pay compensation for the sale of the Policies by affiliated and unaffiliated broker-dealers. The total compensation that we pay to broker-dealers for the sale of the Polices is generally not expected to exceed 115 percent of first-year target premiums and 4 percent of renewal premium for policy years two through five. Beginning in policy year 6, we will also pay compensation of up to .15 percent of the accumulation value (net of policy loan).

      For policies issued prior to January 30, 2015, where the Early Values Agreement is in effect, compensation that we pay to broker-dealers will not exceed 40 percent of gross premium in the first year following issue or change in face amount and 24 percent of gross premium in years two through five following issue or change in face amount.

      For Policies, issued after January 30, 2015, where the Early Values Agreement is in effect, compensation that we pay to broker-dealers will not exceed 35 percent of gross premium paid in the first twenty four months after the Policy is issued (up to the annual target premium for the Policy). In addition, if the target premium is less than $20,000 we pay up to 20 percent of that same dollar amount of gross premium in each of the four years following the payment of such premiums. If the target premium is greater than or equal to $20,000 but less than $500,000 we pay up to 14 percent of that same dollar amount of gross premium in each of the six years following the payment of such premiums. If the target premium is greater than or equal to $500,000 we pay up to 13 percent of that same dollar amount of gross premium in each of the nine years following the payment of such premiums.

      Depending upon our agreements with unaffiliated broker-dealers, we may vary the form of compensation paid or the amounts paid as total compensation, however, the total compensation will not exceed the maximum (115 percent of first-year target premiums, 4 percent of renewal premium for years two through five and .15 percent of the accumulation value for policy year 6 and thereafter).



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
      The actual amount and/or forms of total compensation we pay depend on factors such as the amount of premiums we receive through clients of respective broker-dealer firms and the scope of services they provide. Some broker-dealer firms may not receive maximum total compensation. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Policy, which is dependent upon their arrangement with their broker-dealer.

      ADDITIONAL COMPENSATION.    To the extent permitted by SEC and FINRA
      rules and other applicable laws and regulations, we may enter in distribution relationships with selected selling broker dealers where we may pay additional compensation in the form of marketing allowances, introduction fees and persistency fees (sometimes called "revenue sharing"). These additional compensation arrangements may include, for example, payments in connection with the firm's "due diligence" examination of the Policies, payments for introductions to life insurance producers, providing conferences or seminars, providing sales or training programs for life insurance producers and other employees, payments to assist a selling broker dealer in connection with marketing the Policies or other support services provided to the life insurance producers selling the Policies. The payments vary in amount and may depend upon the selling broker dealer meeting certain cumulative premium thresholds for the sales of our Policies.

      These arrangements may not be applicable to all selling broker dealers, and the terms of such arrangements may differ between selling broker dealers. Additional information on special compensation arrangements involving selling firms may be found in the Statement of Additional Information, which is available upon request. You may also ask your sales representative and the selling broker dealer for additional information about compensation they may receive in connection with your purchase of a Policy. Any such compensation, which may be significant at times, will not result in any additional direct Policy charges to you by us.

      All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this Policy over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the Policies.



      CYBERSECURITY



      Our variable insurance product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your product values. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our online service centers or with the Portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. While the Company has



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

      implemented administrative, technical and physical safeguards that are reasonably designed to protect confidential customer information and confidential business information, there can be no assurance that we or the Portfolios or our service providers will avoid losses affecting your Policy due to cyber-attacks or information security breaches in the future.



      LEGAL PROCEEDINGS

      Like other life insurance companies, we are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Individual Variable Universal Life Account, the ability of Securian Financial Services, Inc. to perform its contract with the Individual Variable Universal Life Account, or the ability of Minnesota Life to meet its obligations under the Policies. In addition, we are, from time to time, involved as a party to various governmental and administrative proceedings. There are no pending or threatened lawsuits that will materially impact the Individual Variable Universal Life Account.


      FINANCIAL STATEMENTS

      The financial statements of the Minnesota Life Individual Variable Universal Life Account and Minnesota Life are contained in the Statement of Additional Information. The Statement of Additional Information is available, free of charge, from us upon request. To request a Statement of Additional Information, call us at 1-800-277-9244 or write to us at:
      Minnesota Life Insurance Company, 400 Robert Street North, Saint Paul, Minnesota 55101.


      REGISTRATION STATEMENT

      We have filed with the SEC a registration statement under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This prospectus does not contain all the information set forth in the registration statement, including the amendments and exhibits filed as a part thereof. Reference is hereby made to the Statement of Additional Information and the exhibits filed as part of the registration statement for further information regarding the Account, Minnesota Life and the Policies. Statements contained in this prospectus as to the contents of Policies and other legal instruments are summaries, and reference is made to such instruments as filed.



STATEMENT OF ADDITIONAL INFORMATION

      A Statement of Additional Information, with the same date, containing further information about the Account and the Policy is available without charge from us at your request. It has been filed with the SEC and is incorporated by reference into this prospectus. In addition, you may order a personalized illustration of death benefits, cash surrender values, and cash values, without charge, from us. To request a Statement of Additional Information, a personalized illustration or any information about your Policy call us at 1-800-277-9244 or write to us at: Minnesota Life Insurance Company, 400 Robert Street North, Saint Paul, Minnesota 55101.

      Information about the Account (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090 or at the SEC's website,


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
      http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-0102. You can also call the SEC at 1-202-551-8090.

      The table of contents for the Statement of Additional Information is as follows:
              General Information and History
              Services
              Additional Information
              Underwriters
              Underwriting Procedures
              Settlement Options
              Illustrations
              Experts
              Other Information
              Financial Statements


      Investment Company Act No. 811-22093


PAGE 69


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
APPENDIX -- GLOSSARY

      ACCOUNT: The Minnesota Life Individual Variable Universal Life Account.

      ACCUMULATION VALUE: The sum of the values under the Policy in the Minnesota Life Individual Variable Universal Life Account, the guaranteed interest account and the loan account.

      AGE: The issue age plus the number of complete policy years elapsed.

      AGREEMENT: Any benefit, other than the base Policy, made a part of this Policy.

      APPLICATION: The form completed by the proposed insured and/or proposed owner when applying for coverage under the Policy. This includes any:

           -    amendments or endorsements;
           -    supplemental applications; or
           -    reinstatement applications.

      BENEFICIARY(IES): The person(s) so named in the application, unless later changed, to whom any death benefit is payable upon the death of an insured, subject to the conditions and provisions of the Policy.

      CODE: The U.S. Internal Revenue Code of 1986, as amended.

      DEATH BENEFIT: The amount payable to the beneficiary upon the death of the insured, according to the conditions and provisions of the Policy.

      FACE AMOUNT: The amount we use in determining the insurance coverage of an insured's life.

      FREE LOOK PERIOD: The period during which you may examine and return the Policy to us at our home office and receive a refund.

      FUND: An open-end diversified management investment company or unit investment trust in which the Minnesota Life Individual Variable Universal Life Account invests.

      GENERAL ACCOUNT: All assets of the Minnesota Life Insurance Company other than those in the Minnesota Life Individual Variable Universal Life Account or other separate accounts established by us.

      GRACE PERIOD: A 61-day period after which a Policy will terminate if you do not make a sufficient payment.

      GUARANTEED INTEREST ACCOUNT: The portion of the general account of Minnesota Life Insurance Company, which is attributable to the Policy and policies of this class, exclusive of policy loans. Accumulation value in the guaranteed interest account accrues interest at no less than a guaranteed minimum rate.

      HOME OFFICE: Our office at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: 651-665-3500.

      INITIAL FACE AMOUNT: The face amount on the policy date.

      INITIAL MINIMUM PREMIUM: The amount of premium required to put the Policy in force. The initial minimum premium is the monthly initial minimum premium shown on the policy data pages multiplied by three (3) months plus the number of complete months from the policy date to the date of payment.

      ISSUE AGE: The insured's age at nearest birthday as of the policy date.

      LOAN ACCOUNT: Part of our general account where we transfer amounts from the Minnesota Life Individual Variable Universal Life Account and the guaranteed interest account as collateral for policy loans.

      MEC: A modified endowment contract, as defined under the Code.

      NET AMOUNT AT RISK: The value equal to the death benefit as of the most recent monthly policy anniversary divided by the net amount at risk divisor (as shown on the policy data pages), and reduced by the Policy accumulation value at the beginning of the policy month, before deduction of the current month's cost of insurance charge.

      NET PREMIUM: The amount of premium after the Premium Charge has been deducted.

      OWNER (YOU, YOUR): The person named in the application as the owner, unless later changed.

      PLANNED PREMIUM: The amount of premium you plan to pay for the Policy on a periodic basis. Planned premiums serve as the basis for premium payment reminder notices. Payment of planned premiums may not necessarily keep the Policy in force.

      POLICY ANNIVERSARY: The same day and month as your policy date for each succeeding year your policy remains in force. A monthly policy anniversary is the same day as your policy date for each succeeding month your policy remains in force.

      POLICY DATE: The date shown on the policy data pages, which is the date from which we determine policy anniversaries, policy years, and monthly policy anniversaries.

      POLICY LOAN INTEREST: The amount of interest we charge you on any outstanding policy loan balance under your Policy.

      POLICY YEAR: A year that starts on the policy date or on a policy anniversary.

      PORTFOLIO: A separate investment Portfolio of a Fund. Each sub-account invests exclusively in one Portfolio of a Fund.

      RISK CLASS: The classification of the insured, based on the Underwriting Class combined with the Tobacco Class.

      SEC: The Securities and Exchange Commission, a United States government agency.

      SUB-ACCOUNT: A subdivision of the Minnesota Life Individual Variable Universal Life Account. We invest each sub-account's assets exclusively in shares of one Portfolio.

      SURRENDER VALUE: The amount available to you when your Policy is surrendered or terminates. The surrender value equals the accumulation value, less any unpaid policy charges, any outstanding policy loan, and unpaid policy loan interest and any applicable surrender charge.

      TERMINATION: When your Policy terminates without value after a grace period. You may reinstate a terminated Policy, subject to certain conditions.

      TOBACCO CLASS: Based on the tobacco use habits of the insured, with the insured designated as either "tobacco" or "non-tobacco."

      UNDERWRITING CLASS: The classification of the insured, representing the assumed level of mortality risk that we assume.

      UNIT: A measure of your interest in a sub-account of the Minnesota Life Individual Variable Universal Life Account.

      UNIT VALUE CREDIT: A credit we may provide which is used in the determination of the net investment factor for each sub-account.

      UNIT VALUES: The value of a sub-account Unit that is multiplied by the number of units in the sub-account to determine the sub-account value. The Unit Value is calculated as of the end of a Valuation Date by multiplying its value on the preceding Valuation Date by the investment factor determined for that sub-account.

      VALUATION DATE: A valuation date is any date on which the New York Stock Exchange ("NYSE") is open for trading, except for any days specified in the prospectus for the Policy and any day the Portfolio corresponding to a sub-account does not value its shares. A valuation date ends at the close of trading on the NYSE for that day.

      WRITTEN REQUEST: A request in writing signed by you. We may require that your Policy be sent in with a written request.

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
                       STATEMENT OF ADDITIONAL INFORMATION

                        MINNESOTA LIFE INSURANCE COMPANY
                             400 ROBERT STREET NORTH
                           SAINT PAUL, MINNESOTA 55101

            MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                    VARIABLE UNIVERSAL LIFE INSURANCE POLICY

This Statement of Additional Information contains additional information to the prospectus for the variable universal life insurance policy (the "Policy") offered by Waddell & Reed Advisors and underwritten through Minnesota Life Insurance Company ("Minnesota Life"). This Statement of Additional Information is not a prospectus, and it should be read only in conjunction with the prospectus for the Policy and the prospectuses for the investment options. The prospectus for the Policy is dated the same date as this Statement of Additional Information. Unless otherwise indicated, all terms used in this Statement of Additional Information have the same meaning as when used in the prospectus. You may obtain a copy of the prospectus by calling Minnesota Life Insurance Company at 1-800-277-9244, or writing to Minnesota Life, 400 Robert Street North, Saint Paul, Minnesota 55101.

                                  April 29, 2016

TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY
SERVICES
ADDITIONAL INFORMATION
UNDERWRITERS
UNDERWRITING PROCEDURES
SETTLEMENT OPTIONS
ILLUSTRATIONS
EXPERTS
FINANCIAL STATEMENTS
OTHER INFORMATION

GENERAL INFORMATION AND HISTORY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company." All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.," which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company," which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to conduct life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

On June 11, 2007, our Board of Directors established a separate account, called the Minnesota Life Individual Variable Universal Life Account ("the Account"), in accordance with certain provisions of the Minnesota insurance law. The Account is registered as a unit investment trust separate account with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"). Registration under the 1940 Act does not signify that the SEC supervises the management, or the investment practices or policies, of the Account.

SERVICES

Minnesota Life provides accounting oversight, financial reporting, legal and other administrative services. Additional accounting and administrative services are performed by State Street Bank and Trust Company, which includes overnight calculation of unit value amounts. Minnesota Life oversees State Street's performance of these services. State Street provides Minnesota Life with monthly invoices detailing each service provided and agreed upon transaction charges for each specific service.

ADDITIONAL INFORMATION

ASSIGNMENT The Policy may be assigned. Any assignment must be in writing and filed at our home office. We assume no responsibility for the validity or effect of any assignment of the Policy or of any interest in it. Any proceeds which become payable to an assignee will be payable in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

MISSTATEMENT OF AGE OR GENDER If the insured's age or gender has been misstated, we will adjust the proceeds payable under the Policy based on what the last monthly charges would have purchased at the correct age or gender.

INCONTESTABILITY After a Policy has been in force during the insured's lifetime for two years from the original policy date, we may not contest the Policy, except in the case of fraud. However, if there has been a policy change or reinstatement for which we required evidence of insurability, we may contest that policy change or reinstatement for two years with respect to information provided at that time, during the lifetime of the insured, from the effective date of the policy change or reinstatement.

SUICIDE If the insured, whether sane or insane, dies by suicide, within two years of the original policy date, our liability will be limited to an amount equal to the premiums paid for the Policy less any policy loan, unpaid loan interest and partial surrenders. If there has been a policy change or reinstatement for which we required evidence of insurability, and if the insured dies by suicide within two years from the effective date of the policy change or reinstatement, our liability with respect to the policy change or reinstatement will be limited to an amount equal to the portion of the monthly charges associated with that policy change or reinstatement.

REPORTS At least once each year we will send you a report. This report will include the accumulation value, the face amount and the death benefit as of the date of the report. It will also show the premiums paid during the policy year and policy loan activity. We will send the report to you without cost. The information in the report will be current as of a date within two months of its mailing.

UNDERWRITERS

The Policies are sold in a continuous offering by state licensed life insurance producers who are also registered representatives of broker-dealers who have entered into selling agreements with Securian Financial Services, Inc. ("Securian Financial"). Securian Financial acts as principal underwriter for the Policies. Both Securian Financial and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

Securian Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101 - 2098, is registered as a broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota.

We pay compensation for the sale of the Policies by affiliated and unaffiliated broker-dealers. The total compensation that we pay to broker-dealers for the sale of the Polices is generally not expected to exceed 115 percent of first-year target premiums and 4 percent of renewal premium for policy years two through five. Beginning in policy year 6, we will also pay compensation of up to ..15 percent of the accumulation value (net of policy loan).

For policies issued prior to January 30, 2015, where the Early Values Agreement is in effect, compensation that we pay to broker-dealers will not exceed 40 percent of gross premium in the first year following issue or change in face amount and 24 percent of gross premium in years two through five following issue or change in face amount.

For Policies, issued after January 30, 2015, where the Early Values Agreement is in effect, compensation that we pay to broker-dealers will not exceed 35 percent of gross premium paid in the first twenty four months after the Policy is issued (up to the annual target premium for the Policy). In addition, if the target premium is less than $20,000 we pay up to 20 percent of that same dollar amount of gross premium in each of the four years following the payment of such premiums. If the target premium is greater than or equal to $20,000 but less than $500,000 we pay up to 14 percent of that same dollar amount of gross premium in each of the six years following the payment of such premiums. If the target premium is greater than or equal to $500,000 we pay up to 13 percent of that same dollar amount of gross premium in each of the nine years following the payment of such premiums.

Depending upon our agreements with unaffiliated broker-dealers, we may vary the form of compensation paid or the amounts paid as total compensation, however, the total compensation will not exceed the maximum (115 percent of first-year target premiums, 4 percent of renewal premium for years two through five and .15 percent of the accumulation value for policy year 6 and thereafter).

The actual amount and/or forms of total compensation we pay depend on factors such as the amount of premiums we receive through clients of respective broker-dealer firms and the scope of services they provide. Some broker-dealer firms may not receive maximum total compensation. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Policy, which is dependent upon their arrangement with their broker-dealer.

Amounts paid by Minnesota Life to the underwriters of the Policies during 2015, 2014, and 2013 were $11,846,866, $11,523,565, and $8,347,795, respectively, which include amounts paid for other contracts issued through the Individual Variable Universal Life Account.

UNDERWRITING PROCEDURES

We require proof of insurability for policy issue and all policy changes resulting in an increase in face amount or other changes that result in an increase in the net amount at risk under the Policy. Proof of insurability and classification for cost of insurance charges are determined by our underwriting rules and procedures which utilize factors such as age, gender, health and occupation. Persons who present a lower mortality risk are charged the most favorable cost of insurance rates. Requirements may be waived or modified for Policies issued as a result of conversion from existing Policies, for Policies issued as part of a small group case or for face amount increases pursuant to an additional benefit agreement.

The basis for the mortality charges guaranteed in the Policies are determined by the gender, tobacco habits, and age of each insured and are based on the 2001 CSO Composite gender distinct age nearest birthday mortality tables. In instances where the insurance is required to be provided on a Unisex basis, the guaranteed mortality charges are based on the 2001 CSO Unisex Table B.

FACE AMOUNT INCREASES

When a Policy Face Amount increase is effective, we will assess the Policy Issue Charge, the Cost of Insurance on the Face Increase amount as well as any applicable Agreement charges that are based upon the increased net amount at risk.

In addition, for any Policy Face Amount increase, we will allocate Accumulation Value to the base Policy face amount and the increased face amount in the following manner:

STEP 1. We allocate Accumulation Value to the base Policy face amount first. We will allocate Accumulation Value to the base Policy face amount to the extent it does not exceed the application IRC Section 7702 corridor factor. If the guideline premium test applies, then the corridor factor is the published value in IRC Section 7702(d)(2). If the cash value accumulation test applies, then the corridor factor is 1 divided by the net single premium (1/NSP).

Once we have allocated Accumulation Value to the base Policy face amount, we will use the same factors to allocate to the additional coverage layers, beginning with the first coverage layer issued. We will use the same methodology, allocating up to the IRC Section 7702 limits, for each coverage layer. If we allocate Accumulation Value to all of the coverage layers and Accumulation has not been completely allocated, we will proceed to Step 2.

STEP 2. In this step, the allocation of any remaining Accumulation Value depends on the death benefit option chosen by the Policy Owner.

     - If the death benefit option is Level, we apply any remaining Accumulation Value to the last (most recently added) coverage layer. Note that this layer would be the "worst" underwriting class. Thus by allocating all the excess to this layer, the Policy Owner would have the lowest Cost of Insurance charge.

     - If the death benefit option is the Increasing Option, we cycle through the coverage layers again, in order, and fill up each of the coverage layers to the point where we would otherwise need to increase the death benefit to satisfy the minimum IRC Section 7702 requirements. If, after cycling through all coverage layers, there is still Accumulation Value remaining, we allocate the remaining amount to the last coverage layer.

SETTLEMENT OPTIONS

The proceeds of the Policy are payable upon surrender, or upon our receipt of satisfactory proof of the insured's death while the Policy is in force. We will pay the proceeds in a lump sum unless a settlement option has been selected. We will deduct any outstanding policy loan, any accrued loan interest and unpaid monthly charges from the proceeds we pay. Proof of any claim under this Policy must be submitted in writing to our home office.

We will pay interest on any death benefit proceeds payable if payment is to be made in a lump sum. Interest will accrue on the death benefit proceeds payable from the date of the insured's death until the date of payment. Interest will be credited at a rate which we shall determine in our discretion. Such credited interest will never be less than a 3 percent annual rate.

You may, during the lifetime of the insured, request that we pay the proceeds of the Policy under one of the settlement options described below. We may also offer other methods of payment that are agreeable to both you and us. A settlement option may be selected only if payments are to be made to a natural person in that person's own right.

During the lifetime of the insured, you may also choose to place the proceeds in a Minnesota Life Benefit Account until you elect a single sum payment or a settlement option. The Benefit Account is an interest-bearing account. Account information, along with a book of drafts (which will function like a checkbook), will be sent to you, and you will have access to funds in the account simply by writing a draft for all or part of the amount of the available balance, and depositing or using the draft as desired. When the draft is paid through the bank that administers the account for Minnesota Life, the bank will receive the amount you request as a transfer from our general account. The Benefit Account is not a bank account, and it is not insured by the FDIC or any other government agency. As part of our general account, the Benefit Account is backed by the financial strength of Minnesota Life, although it is subject to the claims of our creditors.

Each settlement option described below is payable only in fixed amounts. The payments do not vary with the investment performance of the Account.

     OPTION 1 - INTEREST PAYMENTS

     We will pay interest on the proceeds at such times and for such period that is agreeable to you and us. Withdrawals of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a lump sum or under any other method we approve.

     OPTION 2 - PAYMENTS FOR A SPECIFIED PERIOD

     We will make payments for a specified number of years.

     OPTION 3 - LIFE INCOME

     We will make payments monthly during the lifetime of a payee, terminating with the last monthly payment immediately preceding the payee's death. We may require proof of the payee's age and gender.

     OPTION 4 - PAYMENTS OF A SPECIFIED AMOUNT

     We will pay a specified amount until the proceeds and interest thereto are fully paid.

If you request a settlement option, you will be asked to sign an agreement covering the settlement option which will state the terms and conditions of the payments. Unless you specify otherwise, the beneficiary may select a settlement option after the insured's death.

The minimum rate of interest we will credit under any settlement option is a 3 percent annual rate of interest. We may, in our sole discretion, credit higher rates of interest on monies held by us in our general account which are to be paid under a settlement option.

ILLUSTRATIONS

To illustrate the operation of the Policy under certain assumptions, we have prepared the following tables along with explanatory text that may be of assistance.

The following tables illustrate how the accumulation value, cash surrender value and death benefit of a Policy change with the investment experience of the sub-accounts of the Account. The tables show how the accumulation value, cash surrender value and death benefit of a Policy to an insured of a given age and at a given premium would vary over time if the investment return on the assets held in each sub-account of the Account were a uniform, gross, after-tax rate of 0 percent and 6 percent The actual cash values and death benefits would be different from those shown if the returns averaged 0 percent and 6 percent but fluctuated over the life of the Policy.

The tables illustrate a Policy issued to an insured male age 35 in the preferred select non-tobacco risk class with an Increasing Death Benefit Option. The tables assume an initial face amount of $680,000 and an annual planned premium payment of $8,600. The tables also assume that the Guideline Premium Test for definition of life insurance has been elected. The tables reflect both guaranteed maximum and current charges for all charges under the Policy, except charges for
                                        4
partial surrenders, transfers and any optional Agreements. The tables assume that there have been no allocations made to the guaranteed interest account.

Guaranteed maximum cost of insurance charges will vary by age, gender, and risk class. We use the male, female and unisex Composite 2001 Commissions Standard Ordinary Mortality Table ("2001 CSO"), as appropriate. The unisex tables are used in circumstances where legal considerations require the elimination of gender-base distinctions in the calculation of mortality costs. Our maximum cost of insurance charges are based on an assumption of the mortality rates reflected in 2001 CSO Tables.

In many cases we intend to impose cost of insurance charges which are lower than the maximum charges described above. In addition to the factors governing maximum cost of insurance charges, actual charges will vary depending on the risk category of the insured. Current cost of insurance charges reflect our current practices with respect to mortality charges for this class of Policies. We occasionally review the adequacy of our cost of insurance rates and may adjust those charges prospectively depending upon our expectations about our future mortality and expense experience, lapse rates, taxes, investment earnings and profit considerations. Similarly, we impose a current monthly policy charge which is less than the guaranteed contractual charge. We expect that these current charges will compensate us for the actual costs of administration. If the actual costs change, this charge may increase or decrease as necessary, although it may not exceed the maximum stated in the Policy.

The amounts shown for the hypothetical accumulation value and death benefit as of each policy year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because a daily investment management fee assessed against the net assets of the Portfolio is deducted from the gross return. The investment management fee illustrated is 0.60 percent and represents the arithmetic average of the annual fee charged for all Portfolios available under the Policy. The illustrations also reflect a deduction for those Fund costs and expenses borne by the Funds and for distribution (12b-1) fees. Fund expenses illustrated are 0.24 percent, representing the arithmetic average of the 2015 expense ratios of the Portfolios available under the Policy. Certain expenses for certain portfolios of the Funds were waived or reduced, however the averages used in these illustrations do not reflect the waivers or reductions. The 12b-1 fee illustrated is 0.19 percent and represents the arithmetic average of those fees charged for all Portfolios that assess a 12b-1 fee. Lastly, the net return is increased by any unit value credit that we are currently providing. The unit value credit illustrated is 0.43 percent and represents the arithmetic average of the unit value credit for all Portfolios available under the Policy. For the maximum contractual charges illustration, no unit value credit is assumed so the net annual rates of return shown are -1.03 and 4.97 percent. Therefore, gross annual rates of return of 0 and 6 percent correspond to approximate net annual rates of return of -0.60 and 5.40 percent on the current charges illustration.

The illustration reflects the fact that no charges for federal, state or local income taxes are currently made against the Account. If such a charge is made in the future, it will take a higher gross rate of return to produce after-tax returns of 0 and 6 percent than it does now.

If a particular Policy would be subject to different levels of charges, the accumulation values, cash surrender values and death benefits would vary from those shown in the tables. The accumulation values, cash surrender values and death benefits would also vary if premiums were paid in other amounts or at other than annual intervals, or accumulation values were allocated differently among individual sub-accounts with varying rates of return. In addition, the accumulation values, cash surrender values and death benefits would also vary between tables depending upon whether the Level Option, Increasing Option or Sum of Premiums Option death benefit is illustrated.

Upon request, we will furnish a personalized illustration based upon a proposed insured's age, gender and risk classification, and on the face amount, premium, death benefit option and gross annual rate of return requested. Those illustrations may be materially different from the sample illustration included in this statement, depending upon the proposed insured's actual situation. For example, illustrations for females, tobacco users or individuals who are rated sub-standard will differ materially in premium amount and illustrated values, even though the proposed insured may be the same age as the proposed insured in our sample illustrations. You may request a personalized illustration, without charge, from us by calling us at 1-800-277-9244 or writing to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.

                    WADDELL & REED ADVISORS ACCUMULATOR VUL
                       DEATH BENEFIT OPTION--INCREASING OPTION
                         ASSUMING GUIDELINE PREMIUM TEST
                  MALE ISSUE AGE 35, PREFERRED SELECT NON-TOBACCO
                         INITIAL FACE AMOUNT -- $680,000
                            $8,600 ANNUAL PREMIUM(1)
                      USING MAXIMUM CONTRACTUAL CHARGES(2)

                 - ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF -

                                            0% GROSS                                     6% GROSS
                                            -1.03% NET                                   4.97% NET

 POL               ANNUAL                CASH SURRENDER                                CASH SURRENDER
YR(3)   ATT AGE   PREMIUM   ACC. VALUE        VALUE       DEATH BENEFIT   ACC. VALUE       VALUE        DEATH BENEFIT
---------------------------------------------------------------------------------------------------------------------
 1        35       8,600        5,233              0        685,233           5,624             0          685,624
 2        36       8,600       10,319              0        690,319          11,426           430          691,426
 3        37       8,600       15,267          4,272        695,267          17,420         6,425          697,420
 4        38       8,600       20,054          9,058        700,054          23,588        12,592          703,588
 5        39       8,600       24,682         13,687        704,682          29,935        18,939          709,935
 6        40       8,600       29,148         20,352        709,148          36,462        27,666          716,462
 7        41       8,600       33,435         26,838        713,435          43,156        36,558          723,156
 8        42       8,600       37,526         33,127        717,526          50,001        45,603          730,001
 9        43       8,600       41,410         39,211        721,410          56,992        54,793          736,992
10        44       8,600       45,059         45,059        725,059          64,098        64,098          744,098
15        49       8,600       67,400         67,400        747,400         110,213       110,213          790,213
20        54       8,600       83,020         83,020        763,020         161,096       161,096          841,096
25        59       8,600       87,263         87,263        767,263         211,682       211,682          891,682
30        64       8,600       75,310         75,310        755,310         255,273       255,273          935,273
35        69       8,600       38,801         38,801        718,801         278,772       278,772          958,772
40        74       8,600            0              0              0         263,744       263,744          943,744
45        79       8,600            0              0              0         166,880       166,880          846,880

(1) A premium payment of $8,600 is assumed to be paid annually at the beginning of each policy year.

(2) The actual cost of insurance charges of a Policy depends on a variety of factors as described in the prospectus. The initial assumed monthly cost of insurance (COI) rate per $1,000 of insurance, for a male, age 35, preferred select non-tobacco risk class used for the purposes of this illustration is $0.10. The cost of insurance charge will increase as the insured ages.

(3) Assumes that no policy loans have been made, no partial surrenders have been made, that no transfer charges were incurred and that no optional Agreements have been requested.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE

OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY THE OWNER, AND THE INVESTMENT EXPERIENCE OF THE POLICY'S SUB-ACCOUNTS. THE DEATH BENEFITS AND POLICY VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0 AND 6 PERCENT OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY MINNESOTA LIFE OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    WADDELL & REED ADVISORS ACCUMULATOR VUL
                    DEATH BENEFIT OPTION--INCREASING OPTION
                        ASSUMING GUIDELINE PREMIUM TEST
                MALE ISSUE AGE 35, PREFERRED SELECT NON-TOBACCO
                        INITIAL FACE AMOUNT -- $680,000
                           $8,600 ANNUAL PREMIUM(1)
                           USING CURRENT CHARGES(2)

                 - ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF -

                                            0% GROSS                                     6% GROSS
                                           -0.60% NET                                    5.40% NET

 POL               ANNUAL                CASH SURRENDER                                CASH SURRENDER
YR(3)   ATT AGE   PREMIUM   ACC. VALUE        VALUE       DEATH BENEFIT   ACC. VALUE       VALUE        DEATH BENEFIT
---------------------------------------------------------------------------------------------------------------------
 1         35       8,600        6,271            0         686,271            6,703               0         686,703
 2         36       8,600       12,472        1,477         692,472           13,732           2,737         693,732
 3         37       8,600       18,603        7,608         698,603           21,104          10,108         701,104
 4         38       8,600       24,657       13,661         704,657           28,826          17,830         708,826
 5         39       8,600       30,634       19,638         710,634           36,917          25,921         716,917
 6         40       8,600       36,535       27,738         716,535           45,394          36,598         725,394
 7         41       8,600       42,352       35,755         722,352           54,270          47,673         734,270
 8         42       8,600       48,078       43,680         728,078           63,555          59,157         743,555
 9         43       8,600       53,712       51,513         733,712           73,268          71,068         753,268
10         44       8,600       59,242       59,242         739,242           83,417          83,417         763,417
15         49       8,600       94,467       94,467         774,467          152,879         152,879         832,879
20         54       8,600      127,163      127,163         807,163          241,562         241,562         921,562
25         59       8,600      155,472      155,472         835,472          353,026         353,026       1,033,026
30         64       8,600      177,104      177,104         857,104          491,411         491,411       1,171,411
35         69       8,600      187,950      187,950         867,950          659,771         659,771       1,339,771
40         74       8,600      183,545      183,545         863,545          861,807         861,807       1,541,807
45         79       8,600      152,541      152,541         832,541        1,094,151       1,094,151       1,774,151
50         84       8,600       74,310       74,310         754,310        1,341,487       1,341,487       2,021,487
55         89       8,600            0            0               0        1,574,332       1,574,332       2,254,332
60         94       8,600            0            0               0        1,754,541       1,754,541       2,434,541
65         99       8,600            0            0               0        1,848,468       1,848,468       2,528,468
70        104       8,600            0            0               0        1,795,319       1,795,319       2,475,319
75        109       8,600            0            0               0        1,480,654       1,480,654       2,160,654
80        114       8,600            0            0               0          717,498         717,498       1,397,498

(1) A premium payment of $8,600 is assumed to be paid annually at the beginning of each policy year.

(2) The actual cost of insurance charges of a Policy depends on a variety of factors as described in the prospectus. The initial assumed monthly cost of insurance (COI) rate per $1,000 of insurance, for a male, age 35, preferred select non-tobacco risk class used for the purposes of this illustration is $0.03. The cost of insurance charge will increase as the insured ages.

(3) Assumes that no policy loans have been made, no partial surrenders have been made, that no transfer charges were incurred and that no optional Agreements have been requested.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE

OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY THE OWNER, AND THE INVESTMENT EXPERIENCE OF THE POLICY'S SUB-ACCOUNTS. THE DEATH BENEFITS AND POLICY VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0 AND 6 PERCENT OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY MINNESOTA LIFE OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

EXPERTS

Actuarial matters included in the prospectus have been examined by Robert J. Ehren, Senior Vice President.

FINANCIAL STATEMENTS

The financial statements of the Minnesota Life Individual Variable Universal Life Account as of December 31, 2015, and the consolidated financial statements and supplementary schedules of Minnesota Life Insurance Company and subsidiaries as of December 31, 2015, have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.

The report dated March 4, 2016 on the consolidated financial statements of Minnesota Life Insurance Company and subsidiaries refers to the adoption of Accounting Standards Update 2013-08, FINANCIAL SERVICES - INVESTMENT COMPANIES (TOPIC 946): AMENDMENTS TO THE SCOPE, MEASUREMENT, AND DISCLOSURE REQUIREMENTS, as of January 1, 2014.

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Policy discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information as to the contents of the Policy and other legal instruments are summaries. For a complete statement of the terms of these documents, reference is made to such instruments as filed.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                              Financial Statements

                               December 31, 2015

     (With Report of Independent Registered Public Accounting Firm Thereon)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

                              Financial Statements
                               December 31, 2015

                               TABLE OF CONTENTS

                                                                          PAGE

Report of Independent Registered Public Accounting Firm                      1
Statements  of  Assets, Liabilities, and  Policy Owners' Equity              2
Statements of Operations                                                    14
Statements of Changes in Net Assets                                         26
Notes to Financial Statements                                               38

[KPMG LLP LOGO]

KPMG LLP
4200 Wells Fargo Center
90 South Seventh Street
Minneapolis, MN 55402

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of Minnesota Life Insurance Company and Policy Owners of Minnesota Life Individual Variable Universal Life Account:

We have audited the accompanying statements of assets, liabilities, and policy owners' equity of the sub-accounts listed in note 1 of Minnesota Life Individual Variable Universal Life Account (collectively, the Account), as of December 31, 2015, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the respective underlying portfolios or their transfer agents, or for Securian Funds Trust, verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the sub-accounts of Minnesota Life Individual Variable Universal Life Account as of December 31, 2015, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP

Minneapolis, Minnesota
March 31, 2016



KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative
("KPMG International"), a Swiss entity.

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                               December 31, 2015

                                                                               SEGREGATED SUB-ACCOUNTS*
                                            ----------------------------------------------------------------------------------------
                                                                                        FIDELITY VIP                  FRANKLIN
                                                AB VPS       AB VPS INTL  AMER FUNDS IS   EQUITY-     FIDELITY VIP  SMALL CP VAL
                                            DYNASSTALL CL B   VAL CL A      INTL CL 1    INCOME IC     MID CAP IC     VIP CL 1
                                            ----------------------------------------------------------------------------------------
 ASSETS
 Investments at net asset value             $       228,330      447,299         49,022    1,926,420     2,359,827       2,726,615
 Receivable from Minnesota Life for policy
  purchase payments                                       2            2             --        3,691         3,408              --
 Receivable for investments sold                         --           --             --           --            --              69
                                            ----------------------------------------------------------------------------------------
          Total assets
                                                    228,332      447,301         49,022    1,930,111     2,363,235       2,726,684
                                            ----------------------------------------------------------------------------------------

 LIABILITIES
 Payable to Minnesota Life for policy
   terminations, withdrawal payments
   and mortality and expense charges                     --           --             --           --            --              69
 Payable for investments purchased                        2            2             --        3,691         3,408              --
                                            ----------------------------------------------------------------------------------------
          Total liabilities                               2            2             --        3,691         3,408              69
                                            ----------------------------------------------------------------------------------------
          Net assets applicable to policy
           owners                           $       228,330      447,299         49,022    1,926,420     2,359,827       2,726,615
                                            ========================================================================================

 POLICY OWNERS' EQUITY
          Total policy owners' equity       $       228,330      447,299         49,022    1,926,420     2,359,827       2,726,615

          Investment shares                          20,296       33,084          2,711       94,155        72,276         150,475
          Investments at cost               $       231,814      455,527         51,698    2,072,488     2,467,173       2,984,587

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.



                                       2                             (Continued)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                               December 31, 2015



                                                                            SEGREGATED SUB-ACCOUNTS*
                                            ----------------------------------------------------------------------------------------
                                                                                                      IBBOTSON
                                                   IBBOTSON    IBBOTSON     IBBOTSON                 INCOME &    INVESCO VI
                                                  AGGRESSIVE   BALANCED   CONSERVATIVE IBBOTSON        GROWTH     AMERICAN
                                                  GRWTH ETF1     ETF1         ETF1     GROWTH ETF1      ETF1      VALUE I
                                            ----------------------------------------------------------------------------------------
 ASSETS
 Investments at net asset value
                                            $        23,512,102  9,346,921   1,988,921  53,364,316   2,277,438      2,990
 Receivable from Minnesota Life for policy
   purchase payments                                      1,286        409          7           99          46         --
 Receivable for investments sold                             --         --         --           --          --         --
                                            ----------------------------------------------------------------------------------------
          Total assets
                                                     23,513,388  9,347,330  1,988,928   53,364,415   2,277,484      2,990
                                            ----------------------------------------------------------------------------------------
 LIABILITIES
 Payable to Minnesota Life for policy
  terminations, withdrawal payments and
  mortality and expense charges                              --         --         --           --          --         --
 Payable for investments purchased                        1,286        409          7           99          46         --
                                            ----------------------------------------------------------------------------------------
          Total liabilities                               1,286        409          7           99          46         --
                                            ----------------------------------------------------------------------------------------
          Net assets applicable to
           policy owners                    $        23,512,102  9,346,921  1,988,921   53,364,316   2,277,438      2,990
                                            ========================================================================================
 POLICY OWNERS' EQUITY
          Total policy owners' equity       $        23,512,102  9,346,921  1,988,921   53,364,316   2,277,438      2,990

          Investment shares                           2,112,498    878,470    185,534    4,996,659     225,043        191
          Investments at cost               $        22,844,557  9,487,106  2,105,499   51,223,681   2,425,792      3,726


 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.

                                       3                             (Continued)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                               December 31, 2015


                                                                            SEGREGATED SUB-ACCOUNTS*
                                               --------------------------------------------------------------------------
                                                    IVY VIP                                         IVY VIP
                                                     ASSET      IVY VIP     IVY VIP    IVY VIP      DIVIDEND    IVY VIP
                                                    STRATEGY    BALANCED      BOND    CORE EQUITY     OPP       ENERGY
                                               --------------------------------------------------------------------------
 ASSETS
 Investments at net asset value                $    7,957,370     255,586    421,238   1,873,059    480,158       260,871
 Receivable from Minnesota Life for policy
   purchase payments                                    5,157          13          5          --          6            10
 Receivable for investments sold                           --          --         --           1         --            --
                                               --------------------------------------------------------------------------
          Total assets                              7,962,527     255,599    421,243   1,873,060    480,164       260,881
                                               --------------------------------------------------------------------------
 LIABILITIES
 Payable to Minnesota Life for policy
   terminations, withdrawal payments and
   mortality and expense charges                           --          --         --           1         --            --
 Payable for investments purchased                      5,157          13          5          --          6            10
                                               --------------------------------------------------------------------------
          Total liabilities                             5,157          13          5           1          6            10
                                               --------------------------------------------------------------------------
          Net assets applicable to policy
           owners                              $    7,957,370     255,586    421,238   1,873,059    480,158       260,871
                                               ==========================================================================
 POLICY OWNERS' EQUITY
          Total policy owners' equity          $    7,957,370     255,586    421,238   1,873,059    480,158       260,871

          Investment shares                           958,281      29,178     81,023     159,394     61,430        51,757
          Investments at cost                  $    9,932,962     287,184    453,442   2,073,521    481,673       326,388

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.

                                       4                             (Continued)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                               December 31, 2015


                                                                          SEGREGATED SUB-ACCOUNTS*
                                                -----------------------------------------------------------------------------------
                                                   IVY VIP
                                                   GLOBAL      IVY VIP GLBL     IVY VIP       IVY VIP     IVY VIP     IVY VIP INTL
                                                   GROWTH      NATURAL RES    GLOBAL BOND     GROWTH    HIGH INCOME    CORE EQUITY
                                                -----------------------------------------------------------------------------------
 ASSETS
 Investments at net asset value                 $    768,217      1,541,817        49,750   1,769,278       761,117      2,229,271
 Receivable from Minnesota Life for policy
   purchase payments                                      10             --             1          22            16             52
 Receivable for investments sold                          --             63            --          --            --             --
                                                -----------------------------------------------------------------------------------
          Total assets                               768,227      1,541,880        49,751   1,769,300       761,133      2,229,323
                                                -----------------------------------------------------------------------------------
 LIABILITIES
 Payable to Minnesota Life for policy
   terminations, withdrawal payments and
   mortality and expense charges                          --             63            --          --            --             --
 Payable for investments purchased                        10             --             1          22            16             52
                                                -----------------------------------------------------------------------------------
          Total liabilities                               10             63             1          22            16             52
                                                -----------------------------------------------------------------------------------
          Net assets applicable to policy
           owners                               $    768,217      1,541,817        49,750   1,769,278       761,117      2,229,271
                                                ===================================================================================
 POLICY OWNERS' EQUITY
          Total policy owners' equity           $    768,217      1,541,817        49,750   1,769,278       761,117      2,229,271

          Investment shares                           88,526        420,870        10,505     154,959       227,111        143,575
          Investments at cost                   $    757,553      2,180,986        53,148   1,743,124       853,566      2,487,386

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.



                                       5                             (Continued)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                                 -----------------------------------------------------------------------------
                                                  IVY VIP      IVY VIP                   IVY VIP                    IVY VIP
                                                 LIMITED-     MICRO CAP   IVY VIP MID     MONEY     IVY VIP PATH   PATHFINDER
                                                 TERM BOND     GROWTH     CAP GROWTH     MARKET       MOD MVF      AGGRESSIVE
                                                 -----------------------------------------------------------------------------
 ASSETS
 Investments at net asset value                  $     70,755     402,635    529,157     28,608        439,342       3,571,097
 Receivable from Minnesota Life for policy
   purchase payments                                        1           5          7         --              3              44
 Receivable for investments sold                           --          --         --         --             --              --
                                                 -----------------------------------------------------------------------------
          Total assets                                 70,756     402,640    529,164     28,608        439,345       3,571,141
                                                 -----------------------------------------------------------------------------

 LIABILITIES
 Payable to Minnesota Life for policy
   terminations, withdrawal payments and
   mortality and expense charges                           --          --         --         --             --              --
 Payable for investments purchased                          1           5          7         --              3              44
                                                 -----------------------------------------------------------------------------
          Total liabilities                                 1           5          7         --              3              44
                                                 -----------------------------------------------------------------------------
          Net assets applicable to policy
            owners                               $     70,755     402,635    529,157     28,608        439,342       3,571,097
                                                 =============================================================================

 POLICY OWNERS' EQUITY
          Total policy owners' equity            $     70,755     402,635    529,157     28,608        439,342       3,571,097


          Investment shares                            14,531      19,527     56,162     28,608         81,805         707,302
          Investments at cost                    $     71,650     459,647    524,960     28,608        442,242       3,742,655

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.

                                       6                             (Continued)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                                 -------------------------------------------------------------------------
                                                   IVY VIP      IVY VIP     IVY VIP    IVY VIP                   IVY VIP
                                                  PATHFINDER   PATHFINDER  PATHFINDER PATHFINDER   IVY VIP REAL SCIENCE &
                                                   CONSERV      MOD AGGR    MOD CONS   MODERATE     ESTATE SEC    TECH
                                                 -------------------------------------------------------------------------
 ASSETS
 Investments at net asset value                  $     73,372   7,989,159    815,727  3,670,698    274,504      2,541,476
 Receivable from Minnesota Life for policy
   purchase payments                                        1          99         10         46         10          3,796
 Receivable for investments sold                           --          --         --         --         --             --
                                                 -------------------------------------------------------------------------
          Total assets                                 73,373   7,989,258    815,737  3,670,744    274,514      2,545,272
                                                 -------------------------------------------------------------------------

 LIABILITIES
 Payable to Minnesota Life for policy
   terminations, withdrawal payments and
   mortality and expense charges                           --          --         --         --         --             --
 Payable for investments purchased                          1          99         10         46         10          3,796
                                                 -------------------------------------------------------------------------
          Total liabilities                                 1          99         10         46         10          3,796
                                                 -------------------------------------------------------------------------
          Net assets applicable to policy
            owners                               $     73,372   7,989,159    815,727  3,670,698    274,504      2,541,476
                                                 =========================================================================

 POLICY OWNERS' EQUITY
          Total policy owners' equity            $     73,372   7,989,159    815,727  3,670,698    274,504      2,541,476


          Investment shares                            14,236   1,452,020    153,867    687,886     30,572        110,713
          Investments at cost                    $     77,696   8,084,585    863,873  3,777,640    226,279      2,469,497

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.

                                       7                             (Continued)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                               December 31, 2015


                                                                               SEGREGATED SUB-ACCOUNTS*
                                                 -----------------------------------------------------------------------------
                                                    IVY VIP     IVY VIP
                                                   SMALL CAP   SMALL CAP    IVY VIP    JANUS ASPEN  JANUS ASPEN     MFS VIT II
                                                    GROWTH       VALUE       VALUE      JANUS IS    OVERSEAS IS   INTL VALUE IS
                                                 ------------------------------------------------------------------------------
 ASSETS
 Investments at net asset value                  $    502,891     306,941    356,370    1,358,528     1,992,439        140,251
 Receivable from Minnesota Life for policy
    purchase payments                                       6           4          4           42            --              1
 Receivable for investments sold                           --          --         --           --            32             --
                                                 ------------------------------------------------------------------------------
          Total assets                                502,897     306,945    356,374    1,358,570     1,992,471        140,252
                                                 ------------------------------------------------------------------------------
 LIABILITIES
 Payable to Minnesota Life for policy
    terminations, withdrawal payments and
    mortality and expense charges                          --          --         --           --            32             --
 Payable for investments purchased                          6           4          4           42            --              1
                                                 ------------------------------------------------------------------------------
          Total liabilities                                 6           4          4           42            32              1
                                                 ------------------------------------------------------------------------------
          Net assets applicable to policy
            owners                               $    502,891     306,941    356,370    1,358,528     1,992,439        140,251
                                                 ==============================================================================
 POLICY OWNERS' EQUITY
          Total policy owners' equity            $    502,891     306,941    356,370    1,358,528     1,992,439        140,251

          Investment shares                            47,421      19,606     57,926       44,051        69,182          6,244
          Investments at cost                    $    525,280     334,235    380,193    1,293,369     2,557,444        140,163

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.

                                       8                             (Continued)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                               December 31, 2015

                                                                            SEGREGATED SUB-ACCOUNTS*
                                                 ---------------------------------------------------------------------------
                                                                                            SFT         SFT           SFT
                                                 MORGSTANLEY     PIMCO VIT      SFT      ADVANTUS     ADVANTUS     ADVANTUS
                                                 UIF EMG MK     GLB DIV ALL   ADVANTUS   INDEX 400  INDEX 500 CL   INTL BOND
                                                   EQ CL 2        ADV CL     BOND CL 1    MC CL 1        1            CL 1
                                                 ---------------------------------------------------------------------------
 ASSETS
 Investments at net asset value                  $   1,523,368    210,945    1,405,017   1,957,976  4,609,363      984,103
 Receivable from Minnesota Life for policy
    purchase payments                                       53          1           40       1,419         --           83
 Receivable for investments sold                            --         --           --          --        150           --
                                                 ---------------------------------------------------------------------------
          Total assets                               1,523,421    210,946    1,405,057   1,959,395  4,609,513      984,186
                                                 ---------------------------------------------------------------------------

 LIABILITIES
 Payable to Minnesota Life for policy
    terminations, withdrawal payments and
    mortality and expense charges                           --         --           --          --        150           --
 Payable for investments purchased                          53          1           40       1,419         --           83
                                                 ---------------------------------------------------------------------------
          Total liabilities                                 53          1           40       1,419        150           83
                                                 ---------------------------------------------------------------------------
          Net assets applicable to policy
            owners                               $   1,523,368    210,945    1,405,017   1,957,976  4,609,363      984,103
                                                 ===========================================================================

 POLICY OWNERS' EQUITY
          Total policy owners' equity            $   1,523,368    210,945    1,405,017   1,957,976  4,609,363      984,103

          Investment shares                            123,350     23,206      651,335     551,100    588,804      406,988
          Investments at cost                    $   1,755,726    226,899    1,325,025   1,779,608  4,030,963      968,610

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.

                                       9                             (Continued)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                               December 31, 2015

                                                                            SEGREGATED SUB-ACCOUNTS*
                                                 -----------------------------------------------------------------------------
                                                                   SFT           SFT          SFT
                                                    SFT         ADVANTUS      ADVANTUS      ADVANTUS                  SFT IVY
                                                  ADVANTUS       MGD VOL     MORTGAGE CL   REAL ESTATE    SFT IVY    SMALL CAP
                                                 MANAGED VOL     EQUITY           1           CL 1         GROWTH      GROWTH
                                                 -----------------------------------------------------------------------------
 ASSETS
 Investments at net asset value                  $    498,406  20,151,887    181,425        2,080,593      26,486       61,965
 Receivable from Minnesota Life for
   policy purchase payments                                 1       2,435         --              733          --            1
 Receivable for investments sold                           --          --         --               --          --           --
                                                 -----------------------------------------------------------------------------
          Total assets                                498,407  20,154,322    181,425        2,081,326      26,486       61,966
                                                 -----------------------------------------------------------------------------
 LIABILITIES
 Payable to Minnesota Life for policy
   terminations, withdrawal payments and
   mortality and expense charges                           --          --         --               --          --           --
 Payable for investments purchased                          1       2,435         --              733          --            1
                                                 -----------------------------------------------------------------------------
          Total liabilities                                 1       2,435         --              733          --            1
                                                 -----------------------------------------------------------------------------
          Net assets applicable to policy
            owners                               $    498,406  20,151,887    181,425        2,080,593      26,486       61,965
                                                 =============================================================================
 POLICY OWNERS' EQUITY
          Total policy owners' equity            $    498,406  20,151,887    181,425        2,080,593      26,486       61,965

          Investment shares                            44,398   2,002,333     95,798          481,173       2,205        5,950
          Investments at cost                    $    497,729  20,023,385    169,175        1,643,141      26,155       65,855

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.

                                       10                            (Continued)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                               December 31, 2015

                                                                             SEGREGATED SUB-ACCOUNTS*
                                                 -------------------------------------------------------------------------------
                                                  SFT PYRAMIS                  TOPS MGD                VANGUARD VI   VANGUARD VI
                                                  CORE EQUITY   SFT T. ROWE   RISK FLEX   VANGUARD VI    CAPITAL     DIVERSIFIED
                                                      CL 1      PRICE VALUE      ETF        BALANCED     GROWTH         VALUE
                                                 -------------------------------------------------------------------------------
 ASSETS
 Investments at net asset value                  $    24,587       142,593      365,492     1,838,262    3,424,476       905,926
 Receivable from Minnesota Life for policy
    purchase payments                                     --             2       34,152            38          120            --
 Receivable for investments sold                          --            --           --            --           --            --
                                                 -------------------------------------------------------------------------------
          Total assets                                24,587       142,595      399,644     1,838,300    3,424,596       905,926
                                                 -------------------------------------------------------------------------------

 LIABILITIES
 Payable to Minnesota Life for policy
    terminations, withdrawal payments and
    mortality and expense charges                         --            --           --            --           --            --
 Payable for investments purchased                        --             2       34,152            38          120            --
                                                 -------------------------------------------------------------------------------
          Total liabilities                               --             2       34,152            38          120            --
                                                 -------------------------------------------------------------------------------
          Net assets applicable to policy
            owners                               $    24,587       142,593      365,492     1,838,262    3,424,476       905,926
                                                 ===============================================================================

 POLICY OWNERS' EQUITY

          Total policy owners' equity            $    24,587       142,593      365,492     1,838,262    3,424,476       905,926

          Investment shares                            2,183        13,431       35,728        82,359      128,546        54,739
          Investments at cost                    $    25,105       139,419      373,265     1,869,726    2,967,518       850,810

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.

                                       11                            (Continued)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                               December 31, 2015



                                                                             SEGREGATED SUB-ACCOUNTS*
                                                 --------------------------------------------------------------------------------
                                                    VANGUARD      VANGUARD                   VANGUARD    VANGUARD VI    VANGUARD
                                                   VI EQUITY      VI HIGH    VANGUARD VI     VI MONEY   SHT-TRM INV-    VI SMALL
                                                     INCOME     YIELD BOND  INTERNATIONAL     MARKET         GR        CO GROWTH
                                                 --------------------------------------------------------------------------------
 ASSETS
 Investments at net asset value                  $  2,965,216    1,129,372      2,911,769    1,567,466       509,680    3,557,870
 Receivable from Minnesota Life for policy
    purchase payments                                     191           --          1,879           40            --        1,480
 Receivable for investments sold                           --           24             --           --            24           --
                                                 --------------------------------------------------------------------------------
          Total assets                              2,965,407    1,129,396      2,913,648    1,567,506       509,704    3,559,350
                                                 --------------------------------------------------------------------------------
 LIABILITIES
 Payable to Minnesota Life for policy
    terminations, withdrawal payments and
    mortality and expense charges                          --           24             --           --            24           --
 Payable for investments purchased                        191           --          1,879           --            --        1,480
                                                 --------------------------------------------------------------------------------
          Total liabilities                               191           24          1,879           --            24        1,480
                                                 --------------------------------------------------------------------------------
          Net assets applicable to policy
            owners                               $  2,965,216    1,129,372      2,911,769    1,567,506       509,680    3,557,870
                                                 ================================================================================
 POLICY OWNERS' EQUITY

          Total policy owners' equity            $  2,965,216    1,129,372      2,911,769    1,567,506       509,680    3,557,870


          Investment shares                           139,737      148,797        147,059    1,567,466        48,311      171,134
          Investments at cost                    $  2,789,165    1,194,186      2,975,485    1,567,466       515,333    3,735,411

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.


                                       12                            (Continued)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
          Statements of Assets, Liabilities, and Policy Owners' Equity
                               December 31, 2015




                                                                         SEGREGATED SUB-ACCOUNTS*
                                                               -------------------------------------------
                                                               VANGUARD VI    VANGUARD VI
                                                                TOTAL BOND    TOTAL STOCK
                                                                  MARKET        MARKET          TOTALS
                                                               -------------------------------------------
 ASSETS
 Investments at net asset value                                $  1,434,136     1,995,248     198,125,510
 Receivable from Minnesota Life for policy
    purchase payments                                                    --            38          61,027
 Receivable for investments sold                                         --            --             363
                                                               -------------------------------------------
          Total assets
                                                                  1,434,136     1,995,286     198,186,900
                                                               -------------------------------------------
 LIABILITIES
 Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges
                                                                         --            --             363
 Payable for investments purchased                                       --            38          60,987
                                                               -------------------------------------------
          Total liabilities                                              --            38          61,350
                                                               -------------------------------------------
          Net assets applicable to policy owners               $  1,434,136     1,995,248     198,125,550
                                                               ===========================================
 POLICY OWNERS' EQUITY
          Total policy owners' equity                          $  1,434,136     1,995,248     198,125,550

          Investment shares                                         121,640        62,235
          Investments at cost                                  $  1,462,314     1,915,340     198,877,411

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.



                                       13                            (Continued)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2015



                                                                               SEGREGATED SUB-ACCOUNTS*
                                                 -----------------------------------------------------------------------------------
                                                    AB VPS                                  FIDELITY VIP                 FRANKLIN
                                                 DYNASSTALL      AB VPS      AMER FUNDS IS     EQUITY-    FIDELITY VIP  SMALL CP VAL
                                                  CL B (a)   INTL VAL CL A   INTL CL 1(a)    INCOME IC     MID CAP IC     VIP CL 1
                                                 -----------------------------------------------------------------------------------
 INVESTMENT INCOME (LOSS) - NET
     Investment income distributions from
       underlying mutual fund                    $     264        11,452             732         61,998        12,065         3,458
     Unit value credit (note 3)                        162           689              --          1,850         2,249         3,957
                                                 -----------------------------------------------------------------------------------
        Investment income (loss) - net                 426        12,141             732         63,848        14,314         7,415
                                                 -----------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS - NET
     Realized gain distributions from underlying
       mutual fund                                     698            --             157        162,115       237,755       392,179

     Realized gains (losses) on sales of
        investments
        Proceeds from sales                          3,539        47,918           5,131        189,613       213,962       155,028
        Cost of investments sold                    (3,803)      (51,052)         (5,626)      (170,267)     (199,426)     (111,179)
                                                 -----------------------------------------------------------------------------------
     Realized gains (losses) on sales of
        investments                                   (264)       (3,134)           (495)        19,346        14,536        43,849
        Net realized gains (losses) on
          investments                                  434        (3,134)           (338)       181,461       252,291       436,028

     Net change in unrealized appreciation
      (depreciation) of investments                 (3,484)        1,421          (2,676)      (325,384)     (309,962)     (637,306)
                                                 -----------------------------------------------------------------------------------

        Realized and unrealized gains (losses)
          on investments - net                      (3,050)       (1,713)         (3,014)      (143,923)      (57,671)     (201,278)
                                                 -----------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $  (2,624)       10,428          (2,282)       (80,075)      (43,357)     (193,863)
                                                 ===================================================================================


 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.


                                       14                            (Continued)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2015


                                                                                 SEGREGATED SUB-ACCOUNTS*
                                                     -------------------------------------------------------------------------------
                                                                                                             IBBOTSON
                                                        IBBOTSON      IBBOTSON     IBBOTSON      IBBOTSON    INCOME &    INVESCO VI
                                                       AGGRESSIVE     BALANCED   CONSERVATIVE     GROWTH      GROWTH     AMERICAN
                                                       GRWTH ETF1       ETF1         ETF1          ETF1        ETF1     VALUE I (a)
                                                     -------------------------------------------------------------------------------
 INVESTMENT INCOME (LOSS) - NET
     Investment income distributions from underlying
        mutual fund                                  $   346,054      162,255         28,757        824,435     43,636         10
     Unit value credit (note 3)                           26,991       10,614          2,388         64,620      2,673          5
                                                     -------------------------------------------------------------------------------
        Investment income (loss) - net                   373,045      172,869         31,145        889,055     46,309         15
                                                     -------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS - NET
     Realized gain distributions from underlying
       mutual fund                                       348,600      257,018         48,659        788,916     90,643        382

     Realized gains (losses) on sales of investments
        Proceeds from sales                            2,437,099      355,406        340,261      4,349,990    143,620        307
        Cost of investments sold                      (1,681,910)    (309,123)      (337,176)    (3,239,635)  (133,121)      (398)
                                                     -------------------------------------------------------------------------------
     Realized gains (losses) on sales of investments     755,189       46,283          3,085      1,110,355     10,499        (91)
        Net realized gains (losses) on investments     1,103,789      303,301         51,744      1,899,271    101,142        291

     Net change in unrealized appreciation
      (depreciation) of investments                   (2,142,231)    (662,220)       (99,370)    (4,025,448)  (178,660)      (736)
                                                     -------------------------------------------------------------------------------

        Realized and unrealized gains (losses) on
          investments - net                           (1,038,442)    (358,919)       (47,626)    (2,126,177)   (77,518)      (445)
                                                     -------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   $  (665,397)    (186,050)       (16,481)    (1,237,122)   (31,209)      (430)
                                                     ===============================================================================

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.

                                       15                            (Continued)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2015


                                                                               SEGREGATED SUB-ACCOUNTS*
                                                     -----------------------------------------------------------------------------
                                                       IVY VIP                                              IVY VIP
                                                        ASSET        IVY VIP     IVY VIP      IVY VIP       DIVIDEND     IVY VIP
                                                       STRATEGY      BALANCED     BOND      CORE EQUITY       OPP         ENERGY
                                                     -----------------------------------------------------------------------------
 INVESTMENT INCOME (LOSS) - NET
     Investment income distributions from underlying
       mutual fund                                   $     28,454       2,215     12,243         6,178         5,818          157
     Unit value credit (note 3)                            36,150       1,104      1,907         7,975         2,088        1,260
                                                     -----------------------------------------------------------------------------
        Investment income (loss) - net                     64,604       3,319     14,150        14,153         7,906        1,417
                                                     -----------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS - NET
     Realized gain distributions from underlying
       mutual fund                                      1,366,331      32,566         --       289,078        49,799        1,417

     Realized gains (losses) on sales of investments
        Proceeds from sales                               667,615      19,453     34,493        73,486        37,030       12,997
        Cost of investments sold                         (651,356)    (19,761)   (37,096)      (67,397)      (26,842)     (11,270)
                                                     -----------------------------------------------------------------------------
     Realized gains (losses) on sales of investments       16,259        (308)    (2,603)        6,089        10,188        1,727
        Net realized gains (losses) on investments      1,382,590      32,258     (2,603)      295,167        59,987        3,144

     Net change in unrealized appreciation
       (depreciation) of investments                   (2,125,194)    (36,372)    (9,060)     (314,665)      (76,248)     (72,894)
                                                     -----------------------------------------------------------------------------

        Realized and unrealized gains (losses) on
       investments - net                                 (742,604)     (4,114)   (11,663)      (19,498)      (16,261)     (69,750)
                                                     -----------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   $   (678,000)       (795)     2,487        (5,345)       (8,355)     (68,333)
                                                     =============================================================================

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.

                                       16                            (Continued)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2015

                                                                                SEGREGATED SUB-ACCOUNTS*
                                                     -------------------------------------------------------------------------------
                                                       IVY VIP
                                                       GLOBAL     IVY VIP GLBL     IVY VIP     IVY VIP      IVY VIP     IVY VIP INTL
                                                       GROWTH     NATURAL RES    GLOBAL BOND   GROWTH     HIGH INCOME   CORE EQUITY
                                                     -------------------------------------------------------------------------------
 INVESTMENT INCOME (LOSS) - NET
     Investment income distributions from underlying
       mutual fund                                   $    3,146         1,623         1,645        1,643       45,701        26,073
     Unit value credit (note 3)                           3,395         7,613           203        6,953        3,408         9,462
                                                     -------------------------------------------------------------------------------
        Investment income (loss) - net                    6,541         9,236         1,848        8,596       49,109        35,535
                                                     -------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS - NET
     Realized gain distributions from underlying
       mutual fund                                       36,466            --            --      181,681        7,759       257,575

     Realized gains (losses) on sales of investments
        Proceeds from sales                              46,132        54,170         3,412       98,205       26,101        63,761
        Cost of investments sold                        (38,790)      (71,935)       (3,528)     (76,552)     (24,426)      (52,482)
                                                     -------------------------------------------------------------------------------
     Realized gains (losses) on sales of investments      7,342       (17,765)         (116)      21,653        1,675        11,279
        Net realized gains (losses) on investments       43,808       (17,765)         (116)     203,334        9,434       268,854

     Net change in unrealized appreciation
      (depreciation) of investments                     (23,889)     (403,370)       (2,842)    (103,724)    (109,149)     (331,719)
                                                     -------------------------------------------------------------------------------

        Realized and unrealized gains (losses) on
          investments - net                              19,919      (421,135)       (2,958)      99,610      (99,715)      (62,865)
                                                     -------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   $   26,460      (411,899)       (1,110)     108,206      (50,606)      (27,330)
                                                     ===============================================================================

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.

                                       17                            (Continued)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2015


                                                                                 SEGREGATED SUB-ACCOUNTS*
                                                     -------------------------------------------------------------------------------
                                                       IVY VIP      IVY VIP                     IVY VIP       IVY VIP      IVY VIP
                                                       LIMITED-    MICRO CAP     IVY VIP MID     MONEY       PATH MOD    PATHFINDER
                                                      TERM BOND     GROWTH        CAP GROWTH     MARKET       MVF (a)     AGGRESSIVE
                                                     -------------------------------------------------------------------------------
 INVESTMENT INCOME (LOSS) - NET
     Investment income distributions from underlying
       mutual fund                                   $    1,070           --             --          6            --         93,628
     Unit value credit (note 3)                             300        1,903          2,405        127           155         15,833
                                                     -------------------------------------------------------------------------------
        Investment income (loss) - net                    1,370        1,903          2,405        133           155        109,461
                                                     -------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS - NET
     Realized gain distributions from underlying
       mutual fund                                           --       66,401         42,986         --            --        344,347

     Realized gains (losses) on sales of investments
        Proceeds from sales                               4,183        9,269         26,328      4,797         3,115        259,296
        Cost of investments sold                         (4,358)      (6,448)       (16,900)    (4,797)       (3,224)      (211,712)
                                                     -------------------------------------------------------------------------------
     Realized gains (losses) on sales of investments       (175)       2,821          9,428         --          (109)        47,584
        Net realized gains (losses) on investments         (175)      69,222         52,414         --          (109)       391,931

     Net change in unrealized appreciation
       (depreciation) of investments                       (510)    (108,458)       (85,872)        --        (2,900)      (478,523)
                                                     -------------------------------------------------------------------------------

        Realized and unrealized gains (losses) on
          investments - net                                (685)     (39,236)       (33,458)        --        (3,009)       (86,592)
                                                     -------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   $      685      (37,333)       (31,053)       133        (2,854)        22,869
                                                     ===============================================================================

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.

                                       18                            (Continued)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2015


                                                                                 SEGREGATED SUB-ACCOUNTS*
                                                     -------------------------------------------------------------------------------
                                                        IVY VIP       IVY VIP     IVY VIP       IVY VIP                    IVY VIP
                                                       PATHFINDER   PATHFINDER   PATHFINDER   PATHFINDER   IVY VIP REAL   SCIENCE &
                                                        CONSERV      MOD AGGR     MOD CONS     MODERATE     ESTATE SEC      TECH
                                                     -------------------------------------------------------------------------------
 INVESTMENT INCOME (LOSS) - NET
     Investment income distributions from underlying
       mutual fund                                   $       738      180,795       14,578       61,380          2,402          --
     Unit value credit (note 3)                              323       35,893        4,457       16,632          1,118      10,828
                                                     -------------------------------------------------------------------------------
        Investment income (loss) - net                     1,061      216,688       19,035       78,012          3,520      10,828
                                                     -------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS - NET
     Realized gain distributions from underlying
       mutual fund                                         4,117      666,372       76,257      292,031         22,933     141,239

     Realized gains (losses) on sales of investments
        Proceeds from sales                                5,913      244,113      221,133      190,145         17,266     231,259
        Cost of investments sold                          (5,860)    (204,050)    (213,245)    (160,191)        (5,849)   (173,335)
                                                     -------------------------------------------------------------------------------
     Realized gains (losses) on sales of investments          53       40,063        7,888       29,954         11,417      57,924
        Net realized gains (losses) on investments         4,170      706,435       84,145      321,985         34,350     199,163

     Net change in unrealized appreciation
       (depreciation) of investments                      (4,911)    (888,163)     (95,401)    (372,171)       (24,167)   (299,886)
                                                     -------------------------------------------------------------------------------

        Realized and unrealized gains (losses) on
          investments - net                                 (741)    (181,728)     (11,256)     (50,186)        10,183    (100,723)
                                                     -------------------------------------------------------------------------------

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $       320       34,960        7,779       27,826         13,703     (89,895)
                                                     ===============================================================================

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.

                                       19                            (Continued)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2015

                                                                                 SEGREGATED SUB-ACCOUNTS*
                                                     -------------------------------------------------------------------------------
                                                       IVY VIP       IVY VIP                                              MFS VIT
                                                      SMALL CAP     SMALL CAP    IVY VIP   JANUS ASPEN   JANUS ASPEN      II INTL
                                                        GROWTH        VALUE       VALUE      JANUS IS    OVERSEAS IS    VALUE IS (a)
                                                     -------------------------------------------------------------------------------
 INVESTMENT INCOME (LOSS) - NET
     Investment income distributions from underlying
       mutual fund                                   $       --          273       2,587        8,416       12,498            557
     Unit value credit (note 3)                           2,372        1,427       1,538        1,329        2,022             52
                                                     -------------------------------------------------------------------------------
        Investment income (loss) - net                    2,372        1,700       4,125        9,745       14,520            609
                                                     -------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS - NET
     Realized gain distributions from underlying
       mutual fund                                       80,086       24,925      43,168      240,568       58,365            285

     Realized gains (losses) on sales of investments
        Proceeds from sales                              37,373       29,324      28,029      140,975      122,043          7,347
        Cost of investments sold                        (26,687)     (28,589)    (20,517)     (91,552)    (214,888)        (7,820)
                                                     -------------------------------------------------------------------------------
     Realized gains (losses) on sales of investments     10,686          735       7,512       49,423      (92,845)          (473)
        Net realized gains (losses) on investments       90,772       25,660      50,680      289,991      (34,480)          (188)

     Net change in unrealized appreciation
       (depreciation) of investments                    (83,094)     (44,211)    (66,492)    (233,751)    (163,818)            88
                                                     -------------------------------------------------------------------------------

        Realized and unrealized gains (losses) on
          investments - net                               7,678      (18,551)    (15,812)      56,240     (198,298)          (100)
                                                     -------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   $   10,050      (16,851)    (11,687)      65,985     (183,778)           509
                                                     ===============================================================================

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.

                                       20                            (Continued)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2015

                                                                                 SEGREGATED SUB-ACCOUNTS*
                                                     -------------------------------------------------------------------------------
                                                                                                      SFT         SFT        SFT
                                                      MORGSTANLEY       PIMCO VIT        SFT        ADVANTUS    ADVANTUS   ADVANTUS
                                                     UIF EMG MK EQ   GLB DIV ALL ADV   ADVANTUS   INDEX 400 MC  INDEX 500  INTL BOND
                                                        CL 2             CL (a)        BOND CL 1      CL 1         CL 1      CL 1
                                                     -------------------------------------------------------------------------------
 INVESTMENT INCOME (LOSS) - NET
     Investment income distributions from underlying
       mutual fund                                   $     12,134           3,560           --             --         --         --
     Unit value credit (note 3)                             5,451              69          633            785      3,591         --
                                                     -------------------------------------------------------------------------------
        Investment income (loss) - net                     17,585           3,629          633            785      3,591         --
                                                     -------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS - NET
     Realized gain distributions from underlying
       mutual fund                                             --           8,574           --             --         --         --

     Realized gains (losses) on sales of investments
        Proceeds from sales                               154,970           1,743       95,156         58,849     98,203     86,111
        Cost of investments sold                         (177,942)         (1,887)     (75,560)       (39,527)   (61,034)   (72,677)
                                                     -------------------------------------------------------------------------------
     Realized gains (losses) on sales of investments      (22,972)           (144)      19,596         19,322     37,169     13,434
        Net realized gains (losses) on investments        (22,972)          8,430       19,596         19,322     37,169     13,434

     Net change in unrealized appreciation
       (depreciation) of investments                     (182,889)        (15,954)     (17,195)       (82,040)    (7,077)   (52,954)
                                                     -------------------------------------------------------------------------------

        Realized and unrealized gains (losses) on
          investments - net                              (205,861)         (7,524)       2,401        (62,718)    30,092    (39,520)
                                                     -------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   $   (188,276)         (3,895)       3,034        (61,933)    33,683    (39,520)
                                                     ===============================================================================

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.

                                       21                            (Continued)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2015


                                                                                 SEGREGATED SUB-ACCOUNTS*
                                                      ------------------------------------------------------------------------------
                                                                       SFT          SFT          SFT
                                                     SFT ADVANTUS    ADVANTUS     ADVANTUS     ADVANTUS                    SFT IVY
                                                      MANAGED VOL     MGD VOL     MORTGAGE    REAL ESTATE   SFT IVY       SMALL CAP
                                                         (a)        EQUITY (b)       CL 1         CL 1      GROWTH (a)    GROWTH (a)
                                                     -------------------------------------------------------------------------------
 INVESTMENT INCOME (LOSS) - NET
     Investment income distributions from underlying
       mutual fund                                   $        --           --           --            --           --            --
     Unit value credit (note 3)                               53        1,184           88         1,809           45            85
                                                     -------------------------------------------------------------------------------
        Investment income (loss) - net                        53        1,184           88         1,809           45            85
                                                     -------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS - NET
     Realized gain distributions from underlying
       mutual fund                                            --           --           --            --           --           --

     Realized gains (losses) on sales of investments
        Proceeds from sales                               33,233           --       21,516       147,466        1,416         1,377
        Cost of investments sold                         (34,643)          --      (19,329)      (82,913)      (1,407)       (1,410)
                                                     -------------------------------------------------------------------------------
     Realized gains (losses) on sales of investments      (1,410)          --        2,187        64,553            9           (33)
        Net realized gains (losses) on investments        (1,410)          --        2,187        64,553            9           (33)

     Net change in unrealized appreciation
       (depreciation) of investments                         677      128,502        3,332        34,149          332        (3,890)
                                                     -------------------------------------------------------------------------------

        Realized and unrealized gains (losses) on
          investments - net                                 (733)     128,502        5,519        98,702          341        (3,923)
                                                     -------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   $      (680)     129,686        5,607       100,511          386        (3,838)
                                                     ===============================================================================

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.

                                       22                            (Continued)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2015

                                                                                 SEGREGATED SUB-ACCOUNTS*
                                                     -------------------------------------------------------------------------------
                                                     SFT PYRAMIS      SFT T.       TOPS MGD                   VANGUARD   VANGUARD VI
                                                     CORE EQUITY    ROWE PRICE    RISK FLEX     VANGUARD     VI CAPITAL  DIVERSIFIED
                                                       CL 1 (a)      VALUE(a)       ETF (a)    VI BALANCED     GROWTH       VALUE
                                                     -------------------------------------------------------------------------------
 INVESTMENT INCOME (LOSS) - NET
     Investment income distributions from underlying
       mutual fund                                   $       --           --           557         35,586      33,354        20,895
     Unit value credit (note 3)                              21          208           191             --          --            --
                                                     -------------------------------------------------------------------------------
        Investment income (loss) - net                       21          208           748         35,586      33,354        20,895
                                                     -------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS - NET
     Realized gain distributions from underlying
       mutual fund                                           --           --           450         70,423     100,839        53,987

     Realized gains (losses) on sales of investments
        Proceeds from sales                                 948        7,097         4,856        308,001     223,735        53,116
        Cost of investments sold                           (983)      (7,604)       (5,188)      (252,023)   (131,178)      (35,915)
                                                     -------------------------------------------------------------------------------
     Realized gains (losses) on sales of investments        (35)        (507)         (332)        55,978      92,557        17,201
        Net realized gains (losses) on investments          (35)        (507)          118        126,401     193,396        71,188

     Net change in unrealized appreciation
      (depreciation) of investments                        (518)       3,175        (7,773)      (164,342)   (147,262)     (115,282)
                                                     -------------------------------------------------------------------------------

        Realized and unrealized gains (losses) on
          investments - net                                (553)       2,668        (7,655)       (37,941)     46,134       (44,094)
                                                     -------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   $     (532)       2,876        (6,907)        (2,355)     79,488       (23,199)
                                                     ===============================================================================

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.

                                       23                            (Continued)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2015

                                                                                 SEGREGATED SUB-ACCOUNTS*
                                                     -------------------------------------------------------------------------------
                                                       VANGUARD    VANGUARD                    VANGUARD     VANGUARD      VANGUARD
                                                      VI EQUITY    VI HIGH      VANGUARD VI    VI MONEY    VI SHT-TRM    VI SMALL CO
                                                        INCOME    YIELD BOND   INTERNATIONAL    MARKET      INV-GR         GROWTH
                                                     -------------------------------------------------------------------------------
 INVESTMENT INCOME (LOSS) - NET
     Investment income distributions from underlying
       mutual fund                                   $   70,460      52,929         41,785       1,182         8,845         10,909
     Unit value credit (note 3)                              --          --             --          --            --             --
                                                     -------------------------------------------------------------------------------
        Investment income (loss) - net                   70,460      52,929         41,785       1,182         8,845         10,909
                                                     -------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS - NET
     Realized gain distributions from underlying
       mutual fund                                      163,619       1,627         34,324          --            90        346,589

     Realized gains (losses) on sales of investments
        Proceeds from sales                             223,762     141,344        172,812     294,391        66,077        187,037
        Cost of investments sold                       (146,361)   (136,230)      (160,094)   (294,391)      (66,841)      (159,234)
                                                     -------------------------------------------------------------------------------
     Realized gains (losses) on sales of investments     77,401       5,114         12,718          --          (764)        27,803
        Net realized gains (losses) on investments      241,020       6,741         47,042          --          (674)       374,392

     Net change in unrealized appreciation
      (depreciation) of investments                    (285,036)    (81,786)      (140,400)         --        (2,765)      (503,596)
                                                     -------------------------------------------------------------------------------

        Realized and unrealized gains (losses) on
          investments - net                             (44,016)    (75,045)       (93,358)         --        (3,439)      (129,204)
                                                     -------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   $   26,444     (22,116)       (51,573)      1,182         5,406       (118,295)
                                                     ===============================================================================

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.

                                       24                            (Continued)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2015

                                                                                  SEGREGATED SUB-ACCOUNTS*
                                                                      ------------------------------------------------
                                                                        VANGUARD          VANGUARD
                                                                        VI TOTAL          VI TOTAL
                                                                          BOND             STOCK
                                                                         MARKET            MARKET          TOTALS
                                                                      ------------------------------------------------
 INVESTMENT INCOME (LOSS) - NET
     Investment income distributions from underlying mutual fund      $     29,638           18,918         2,349,692
     Unit value credit (note 3)                                                --                --           310,643
                                                                      ------------------------------------------------
        Investment income (loss) - net                                      29,638           18,918         2,660,335
                                                                      ------------------------------------------------
 REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS - NET
     Realized gain distributions from underlying mutual fund                 5,557           48,061         7,488,014

     Realized gains (losses) on sales of investments
        Proceeds from sales                                                 93,915          165,011        13,602,779
        Cost of investments sold                                           (95,894)        (119,291)      (10,903,729)
                                                                      ------------------------------------------------
     Realized gains (losses) on sales of investments                        (1,979)          45,720         2,699,050
        Net realized gains (losses) on investments                           3,578           93,781        10,187,064

     Net change in unrealized appreciation
      (depreciation) of investments                                        (29,736)        (116,258)      (16,734,008)
                                                                      ------------------------------------------------

        Realized and unrealized gains (losses) on investments - net        (26,158)         (22,477)       (6,546,944)
                                                                      ------------------------------------------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $      3,480           (3,559)       (3,886,609)
                                                                      =================================================

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.

 (a)  For the period from May 1, 2015 through December 31, 2015.
 (b)  For the period from November 18, 2015 through December 31, 2015.





                                       25                            (Continued)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods ended December 31, 2015 and 2014

                                                                                SEGREGATED SUB-ACCOUNTS*
                                                    --------------------------------------------------------------------------------
                                                       AB VPS                 AMER FUNDS    FIDELITY VIP                  FRANKLIN
                                                     DYNASSTALL  AB VPS INTL  IS INTL CL 1    EQUITY-     FIDELITY VIP  SMALL CP VAL
                                                      CL B (a)    VAL  CL A       (a)        INCOME IC     MID CAP IC      VIP CL 1
                                                    --------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2014
Operations
      Investment income (loss) - net                $       --       16,234           --        49,914          6,912        20,473
      Net realized gains (losses) on investments            --        4,591           --        39,674         82,063       203,822
      Net change in unrealized appreciation
        (depreciation) of investments                       --      (46,509)          --        32,226         26,552      (199,437)
                                                    --------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                           --      (25,684)          --       121,814        115,527        24,858
                                                    --------------------------------------------------------------------------------

Policy transactions (notes 3 and 6)
      Policy purchase payments                              --      110,494           --       393,971        581,948       666,361
      Policy terminations, withdrawal payments and
        charges                                             --      (61,676)          --       (57,043)      (159,240)     (132,232)
                                                    --------------------------------------------------------------------------------
Increase (decrease) in net assets from policy
  transactions                                              --       48,818           --       336,928        422,708       534,129
                                                    --------------------------------------------------------------------------------
Increase (decrease) in net assets                           --       23,134           --       458,742        538,235       558,987
Net assets at the beginning of year                         --      386,928           --     1,270,943      1,501,085     1,872,118
                                                    --------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR                       $       --      410,062           --     1,729,685      2,039,320     2,431,105
                                                    ================================================================================



YEAR OR PERIOD ENDED DECEMBER 31, 2015
Operations
      Investment income (loss) - net                $      426       12,141          732        63,848         14,314         7,415
      Net realized gains (losses) on investments           434       (3,134)        (338)      181,461        252,291       436,028
      Net change in unrealized appreciation
        (depreciation) of investments                   (3,484)       1,421       (2,676)     (325,384)      (309,962)     (637,306)
                                                    --------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       (2,624)      10,428       (2,282)      (80,075)       (43,357)     (193,863)
                                                    --------------------------------------------------------------------------------
Policy transactions (notes 3 and 6)
      Policy purchase payments                         234,539       74,970       56,435       467,069        578,353       645,212
      Policy terminations, withdrawal payments and
         charges                                        (3,585)     (48,161)      (5,131)     (190,259)      (214,489)     (155,839)
                                                    --------------------------------------------------------------------------------
Increase (decrease) in net assets from policy
  transactions                                         230,954       26,809       51,304       276,810        363,864       489,373
                                                    --------------------------------------------------------------------------------
Increase (decrease) in net assets                      228,330       37,237       49,022       196,735        320,507       295,510
Net assets at the beginning of year                         --      410,062           --     1,729,685      2,039,320     2,431,105
                                                    --------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR OR PERIOD             $  228,330      447,299       49,022     1,926,420      2,359,827     2,726,615
                                                    ================================================================================

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.



                                       26                            (Continued)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods ended December 31, 2015 and 2014

                                                                                SEGREGATED SUB-ACCOUNTS*
                                                    --------------------------------------------------------------------------------
                                                                                                            IBBOTSON
                                                       IBBOTSON     IBBOTSON     IBBOTSON      IBBOTSON      INCOME &    INVESCO VI
                                                      AGGRESSIVE    BALANCED    CONSERVATIVE    GROWTH       GROWTH       AMERICAN
                                                      GRWTH ETF1      ETF1          ETF1         ETF1         ETF1       VALUE I (a)
                                                    --------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2014
Operations
      Investment income (loss) - net                $     253,739     123,068        27,520      683,350       34,024           --
      Net realized gains (losses) on investments          547,658     214,831        38,722    1,255,198       58,470           --
      Net change in unrealized appreciation
        (depreciation) of investments                      27,198       9,296        (3,157)     263,608      (22,083)          --
                                                    --------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         828,595     347,195        63,085    2,202,156       70,411           --
                                                    --------------------------------------------------------------------------------

Policy transactions (notes 3 and 6)
      Policy purchase payments                          5,076,776   1,823,963       483,809    9,757,097      513,243           --
      Policy terminations, withdrawal payments and
        charges                                        (1,163,436)   (466,979)     (524,802)  (2,954,633)    (250,430)          --
                                                    --------------------------------------------------------------------------------
Increase (decrease) in net assets from policy
  transactions                                          3,913,340   1,356,984       (40,993)   6,802,464      262,813           --
                                                    --------------------------------------------------------------------------------
Increase (decrease) in net assets                       4,741,935   1,704,179        22,092    9,004,620      333,224           --
Net assets at the beginning of year                    15,683,666   6,573,146     1,979,971   42,171,285    1,845,599           --
                                                    --------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR                       $  20,425,601   8,277,325     2,002,063   51,175,905    2,178,823           --
                                                    ================================================================================



YEAR OR PERIOD ENDED DECEMBER 31, 2015
Operations
      Investment income (loss) - net                $     373,045     172,869        31,145      889,055       46,309           15
      Net realized gains (losses) on investments        1,103,789     303,301        51,744    1,899,271      101,142          291
      Net change in unrealized appreciation
       (depreciation) of investments                   (2,142,231)   (662,220)      (99,370)  (4,025,448)    (178,660)        (736)
                                                    --------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             (665,397)   (186,050)      (16,481)  (1,237,122)     (31,209)        (430)
                                                    --------------------------------------------------------------------------------

Policy transactions (notes 3 and 6)
      Policy purchase payments                          6,195,047   1,615,644       345,092    7,799,191      275,053        3,728
      Policy terminations, withdrawal payments and
        charges                                        (2,443,149)   (359,998)     (341,753)  (4,373,658)    (145,229)        (308)
                                                    --------------------------------------------------------------------------------
Increase (decrease) in net assets from policy
  transactions                                          3,751,898   1,255,646         3,339    3,425,533      129,824        3,420
                                                    --------------------------------------------------------------------------------
Increase (decrease) in net assets                       3,086,501   1,069,596       (13,142)   2,188,411       98,615        2,990
Net assets at the beginning of year                    20,425,601   8,277,325     2,002,063   51,175,905    2,178,823           --
                                                    --------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR OR PERIOD             $  23,512,102   9,346,921     1,988,921   53,364,316    2,277,438        2,990
                                                    ================================================================================

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.



                                       27                            (Continued)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods ended December 31, 2015 and 2014

                                                                                SEGREGATED SUB-ACCOUNTS*
                                                    -----------------------------------------------------------------------------
                                                        IVY VIP                                               IVY VIP
                                                         ASSET      IVY VIP       IVY VIP       IVY VIP      DIVIDEND     IVY VIP
                                                       STRATEGY    BALANCED        BOND       CORE EQUITY       OPP       ENERGY
                                                    -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2014
Operations
      Investment income (loss) - net                $     68,568      2,453        15,709        11,914         6,243       1,262
      Net realized gains (losses) on investments       1,061,376     15,265        10,602       195,052        39,937      13,517
      Net change in unrealized appreciation
        (depreciation) of investments                 (1,497,725)    (2,821)       (9,690)      (80,924)       (6,803)    (42,815)
                                                    -----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       (367,781)    14,897        16,621       126,042        39,377     (28,036)
                                                    -----------------------------------------------------------------------------

Policy transactions (notes 3 and 6)
      Policy purchase payments                         1,764,129    110,236        94,724       460,737        80,125      49,961
      Policy terminations, withdrawal payments and
        charges                                         (612,069)    (8,858)      (11,207)      (79,825)      (24,203)    (11,701)
                                                    -----------------------------------------------------------------------------
Increase (decrease) in net assets from policy
  transactions                                         1,152,060    101,378        83,517       380,912        55,922      38,260
                                                      ---------------------------------------------------------------------------
Increase (decrease) in net assets                        784,279    116,275       100,138       506,954        95,299      10,224
Net assets at the beginning of year                    6,922,598    100,831       304,382     1,079,795       341,783     246,511
                                                    -----------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR                       $  7,706,877    217,106       404,520     1,586,749       437,082     256,735
                                                    =============================================================================

YEAR OR PERIOD ENDED DECEMBER 31, 2015
Operations
      Investment income (loss) - net                $     64,604      3,319        14,150        14,153         7,906       1,417
      Net realized gains (losses) on investments       1,382,590     32,258        (2,603)      295,167        59,987       3,144
      Net change in unrealized appreciation
        (depreciation) of investments                 (2,125,194)   (36,372)       (9,060)     (314,665)      (76,248)    (72,894)
                                                    -----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       (678,000)      (795)        2,487        (5,345)       (8,355)    (68,333)
                                                    -----------------------------------------------------------------------------

Policy transactions (notes 3 and 6)
      Policy purchase payments                         1,605,440     59,276        49,692       366,932        89,299      85,870
      Policy terminations, withdrawal payments and
        charges                                         (676,947)   (20,001)      (35,461)      (75,277)      (37,868)    (13,401)
                                                    -----------------------------------------------------------------------------
Increase (decrease) in net assets from policy
  transactions                                           928,493     39,275        14,231       291,655        51,431      72,469
                                                    -----------------------------------------------------------------------------
Increase (decrease) in net assets                        250,493     38,480        16,718       286,310        43,076       4,136
Net assets at the beginning of year                    7,706,877    217,106       404,520     1,586,749       437,082     256,735
                                                    -----------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR OR PERIOD             $  7,957,370    255,586       421,238     1,873,059       480,158     260,871
                                                    =============================================================================

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.


                                       28                            (Continued)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods ended December 31, 2015 and 2014

                                                                                SEGREGATED SUB-ACCOUNTS*
                                                    --------------------------------------------------------------------------------
                                                       IVY VIP
                                                        GLOBAL     IVY VIP GLBL      IVY VIP    IVY VIP       IVY VIP   IVY VIP INTL
                                                        GROWTH     NATURAL RES     GLOBAL BOND  GROWTH      HIGH INCOME  CORE EQUITY
                                                    --------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2014
Operations
      Investment income (loss) - net                $     16,240         7,547            848      10,351      31,075        44,187
      Net realized gains (losses) on investments          61,644         6,034             91     233,300      10,080       131,887
      Net change in unrealized appreciation
        (depreciation) of investments                    (69,046)     (242,862)          (922)    (98,613)    (29,625)     (157,009)
                                                    --------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                          8,838      (229,281)            17     145,038      11,530        19,065
                                                    --------------------------------------------------------------------------------

Policy transactions (notes 3 and 6)
      Policy purchase payments                           110,659       380,616         13,523     254,836     149,632       614,264
      Policy terminations, withdrawal payments and
        charges                                          (30,022)      (62,581)        (2,621)    (82,986)    (29,876)      (80,866)
                                                    --------------------------------------------------------------------------------
Increase (decrease) in net assets from policy
  transactions                                            80,637       318,035         10,902     171,850     119,756       533,398
                                                    --------------------------------------------------------------------------------
Increase (decrease) in net assets                         89,475        88,754         10,919     316,888     131,286       552,463
Net assets at the beginning of year                      600,340     1,484,267         24,574   1,072,202     534,171     1,276,750
                                                    --------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR                       $    689,815     1,573,021         35,493   1,389,090     665,457     1,829,213
                                                    ================================================================================


YEAR OR PERIOD ENDED DECEMBER 31, 2015
Operations
      Investment income (loss) - net                $      6,541         9,236          1,848       8,596      49,109        35,535
      Net realized gains (losses) on investments          43,808       (17,765)          (116)    203,334       9,434       268,854
      Net change in unrealized appreciation
        (depreciation) of investments                    (23,889)     (403,370)        (2,842)   (103,724)   (109,149)     (331,719)
                                                    --------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         26,460      (411,899)        (1,110)    108,206     (50,606)      (27,330)
                                                    --------------------------------------------------------------------------------

Policy transactions (notes 3 and 6)
      Policy purchase payments                            99,576       436,471         18,862     372,602     173,704       493,066
      Policy terminations, withdrawal payments and
        charges                                          (47,634)      (55,776)        (3,495)   (100,620)    (27,438)      (65,678)
                                                    --------------------------------------------------------------------------------
Increase (decrease) in net assets from policy
  transactions                                            51,942       380,695         15,367     271,982     146,266       427,388
                                                    --------------------------------------------------------------------------------
Increase (decrease) in net assets                         78,402       (31,204)        14,257     380,188      95,660       400,058
Net assets at the beginning of year                      689,815     1,573,021         35,493   1,389,090     665,457     1,829,213
                                                    --------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR OR PERIOD             $    768,217     1,541,817         49,750   1,769,278     761,117     2,229,271
                                                    ================================================================================

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.


                                       29                            (Continued)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods ended December 31, 2015 and 2014

                                                                                SEGREGATED SUB-ACCOUNTS*
                                                    --------------------------------------------------------------------------------
                                                       IVY VIP        IVY VIP                    IVY VIP    IVY VIP      IVY VIP
                                                       LIMITED-      MICRO CAP    IVY VIP MID     MONEY     PATH MOD    PATHFINDER
                                                      TERM BOND       GROWTH      CAP GROWTH      MARKET     MVF (a)    AGGRESSIVE
                                                    --------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2014
Operations
      Investment income (loss) - net                $         396       1,639         1,970          106         --         38,867
      Net realized gains (losses) on investments              (96)     61,074        32,304           --         --        354,342
      Net change in unrealized appreciation
        (depreciation) of investments                         189     (66,780)        2,871           --         --       (230,870)
                                                    --------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                             489      (4,067)       37,145          106         --        162,339
                                                    --------------------------------------------------------------------------------

Policy transactions (notes 3 and 6)
      Policy purchase payments
                                                           20,342      80,216        79,121        7,478         --        565,322
      Policy terminations, withdrawal payments and
        charges                                            (4,256)    (25,349)      (15,849)      (1,568)        --       (514,308)
                                                    --------------------------------------------------------------------------------
Increase (decrease) in net assets from policy
  transactions                                             16,086      54,867        63,272        5,910         --         51,014
                                                    --------------------------------------------------------------------------------
Increase (decrease) in net assets
                                                           16,575      50,800       100,417        6,016         --        213,353
Net assets at the beginning of year
                                                           26,287     350,936       397,389       19,764         --      3,035,588
                                                    --------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR
                                                    $      42,862     401,736       497,806       25,780         --      3,248,941
                                                    ================================================================================

YEAR OR PERIOD ENDED DECEMBER 31, 2015
Operations
      Investment income (loss) - net               $        1,370       1,903         2,405          133        155        109,461
      Net realized gains (losses) on investments             (175)     69,222        52,414           --       (109)       391,931
      Net change in unrealized appreciation
        (depreciation) of investments                        (510)   (108,458)      (85,872)          --     (2,900)      (478,523)
                                                    --------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  685     (37,333)      (31,053)         133     (2,854)        22,869
                                                    --------------------------------------------------------------------------------

Policy transactions (notes 3 and 6)
      Policy purchase payments                             31,561      48,235        89,711        7,545    445,348        565,881
      Policy terminations, withdrawal payments and
        charges                                            (4,353)    (10,003)      (27,307)      (4,850)    (3,152)      (266,594)
                                                    --------------------------------------------------------------------------------
Increase (decrease) in net assets from policy
  transactions                                             27,208      38,232        62,404        2,695    442,196        299,287
                                                    --------------------------------------------------------------------------------
Increase (decrease) in net assets                          27,893         899        31,351        2,828    439,342        322,156
Net assets at the beginning of year                        42,862     401,736       497,806       25,780         --      3,248,941
                                                    --------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR OR PERIOD             $      70,755     402,635       529,157       28,608    439,342      3,571,097
                                                    ================================================================================

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.


                                       30                            (Continued)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods ended December 31, 2015 and 2014


                                                                                SEGREGATED SUB-ACCOUNTS*
                                                    --------------------------------------------------------------------------------
                                                       IVY VIP      IVY VIP       IVY VIP       IVY VIP     IVY VIP      IVY VIP
                                                      PATHFINDER   PATHFINDER    PATHFINDER    PATHFINDER  REAL ESTATE  SCIENCE &
                                                        CONSERV     MOD AGGR      MOD CONS      MODERATE       SEC        TECH
                                                    --------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2014
Operations
      Investment income (loss) - net                $         976     95,053        11,863        51,263       2,847       8,611
      Net realized gains (losses) on investments            4,233    471,460        60,053       287,231      16,357     198,489
      Net change in unrealized appreciation
        (depreciation) of investments                      (2,769)  (237,107)      (35,849)     (181,117)     33,045    (139,055)
                                                    --------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                           2,440    329,406        36,067       157,377      52,249      68,045
                                                    --------------------------------------------------------------------------------

Policy transactions (notes 3 and 6)
      Policy purchase payments                             14,823  1,645,417       159,772       665,335      30,249     458,062
      Policy terminations, withdrawal payments and
        charges                                            (7,208)  (179,851)      (43,550)     (222,060)     (9,102)   (112,353)
                                                    --------------------------------------------------------------------------------
Increase (decrease) in net assets from policy
  transactions                                              7,615  1,465,566       116,222       443,275      21,147     345,709
                                                    --------------------------------------------------------------------------------
Increase (decrease) in net assets                          10,055  1,794,972       152,289       600,652      73,396     413,754
Net assets at the beginning of year                        54,155  5,816,512       780,257     3,030,456     159,735   1,725,183
                                                    --------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR
                                                    $      64,210  7,611,484       932,546     3,631,108     233,131   2,138,937
                                                    ================================================================================



YEAR OR PERIOD ENDED DECEMBER 31, 2015
Operations
      Investment income (loss) - net               $        1,061    216,688        19,035        78,012       3,520      10,828
      Net realized gains (losses) on investments            4,170    706,435        84,145       321,985      34,350     199,163
      Net change in unrealized appreciation
        (depreciation) of investments                      (4,911)  (888,163)      (95,401)     (372,171)    (24,167)   (299,886)
                                                    --------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                    320     34,960         7,779        27,826      13,703     (89,895)
                                                    --------------------------------------------------------------------------------

Policy transactions (notes 3 and 6)
      Policy purchase payments
                                                           14,845    602,337        99,324       211,878      45,390     726,079
      Policy terminations, withdrawal payments and
        charges                                            (6,003)  (259,622)     (223,922)     (200,114)    (17,720)   (233,645)
                                                    --------------------------------------------------------------------------------
Increase (decrease) in net assets from policy
  transactions                                              8,842    342,715      (124,598)       11,764      27,670     492,434
                                                    --------------------------------------------------------------------------------
Increase (decrease) in net assets                           9,162    377,675      (116,819)       39,590      41,373     402,539
Net assets at the beginning of year                        64,210  7,611,484       932,546     3,631,108     233,131   2,138,937
                                                    --------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR OR PERIOD             $      73,372  7,989,159       815,727     3,670,698     274,504   2,541,476
                                                    ================================================================================

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.

                                       31                            (Continued)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods ended December 31, 2015 and 2014


                                                                                SEGREGATED SUB-ACCOUNTS*
                                                    --------------------------------------------------------------------------------
                                                       IVY VIP      IVY VIP                                JANUS        MFS VIT II
                                                      SMALL CAP    SMALL CAP     IVY VIP    JANUS ASPEN    ASPEN         INTL VALUE
                                                       GROWTH       VALUE         VALUE       JANUS IS  OVERSEAS IS       IS (a)
                                                    --------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2014
Operations
      Investment income (loss) - net                $       1,832      1,478       4,087       5,280        61,846            --
      Net realized gains (losses) on investments           54,244     48,753      40,734     142,948       131,424            --
      Net change in unrealized appreciation
        (depreciation) of investments                     (45,755)   (29,669)    (15,675)     (5,968)     (433,898)           --
                                                    --------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                          10,321     20,562      29,146     142,260      (240,628)           --
                                                    --------------------------------------------------------------------------------

Policy transactions (notes 3 and 6)
      Policy purchase payments                             83,643     65,669      71,445     207,912       469,190            --
      Policy terminations, withdrawal payments and
        charges                                           (16,047)   (27,615)    (11,989)   (157,098)     (171,490)           --
                                                    --------------------------------------------------------------------------------
Increase (decrease) in net assets from policy
  transactions                                             67,596     38,054      59,456      50,814       297,700            --
                                                    --------------------------------------------------------------------------------
Increase (decrease) in net assets                          77,917     58,616      88,602     193,074        57,072            --
Net assets at the beginning of year                       377,256    242,796     231,649   1,053,176     1,845,901            --
                                                    --------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR                       $     455,173    301,412     320,251   1,246,250     1,902,973            --
                                                    ================================================================================



YEAR OR PERIOD ENDED DECEMBER 31, 2015
Operations
      Investment income (loss) - net                $       2,372      1,700       4,125       9,745        14,520           609
      Net realized gains (losses) on investments           90,772     25,660      50,680     289,991       (34,480)         (188)
      Net change in unrealized appreciation
        (depreciation) of investments                     (83,094)   (44,211)    (66,492)   (233,751)     (163,818)           88
                                                    --------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                          10,050    (16,851)    (11,687)     65,985      (183,778)          509
                                                    --------------------------------------------------------------------------------

Policy transactions (notes 3 and 6)
      Policy purchase payments                             76,007     52,414      76,598     187,847       395,862       147,101
      Policy terminations, withdrawal payments and
        charges                                           (38,339)   (30,034)    (28,792)   (141,554)     (122,618)       (7,359)
                                                    --------------------------------------------------------------------------------
Increase (decrease) in net assets from policy
  transactions                                             37,668     22,380      47,806      46,293       273,244       139,742
                                                    --------------------------------------------------------------------------------
Increase (decrease) in net assets                          47,718      5,529      36,119     112,278        89,466       140,251
Net assets at the beginning of year                       455,173    301,412     320,251   1,246,250     1,902,973            --
                                                    --------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR OR PERIOD             $     502,891    306,941     356,370   1,358,528     1,992,439       140,251
                                                    ================================================================================

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.

                                       32                            (Continued)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods ended December 31, 2015 and 2014

                                                                                SEGREGATED SUB-ACCOUNTS*
                                                    --------------------------------------------------------------------------------
                                                                                                  SFT         SFT        SFT
                                                     MORGSTANLEY     PIMCO VIT       SFT        ADVANTUS    ADVANTUS   ADVANTUS
                                                     UIF EMG MK     GLB DIV ALL    ADVANTUS    INDEX 400   INDEX 500     INTL
                                                        EQ CL 2      ADV CL (a)    BOND CL 1     MC CL 1      CL 1     BOND CL 1
                                                    --------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2014
Operations
      Investment income (loss) - net                $        8,412          --           474         465       1,912          --
      Net realized gains (losses) on investments             4,096          --         5,814      14,302      21,107       8,293
      Net change in unrealized appreciation
        (depreciation) of investments                      (83,956)         --        51,876      74,688     248,938       5,650
                                                    --------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                          (71,448)         --        58,164      89,455     271,957      13,943
                                                    --------------------------------------------------------------------------------

Policy transactions (notes 3 and 6)
      Policy purchase payments                             521,260          --       288,001     413,963   1,054,861     206,840
      Policy terminations, withdrawal payments and
        charges                                            (35,351)         --       (29,534)    (37,309)    (58,341)    (38,489)
                                                    --------------------------------------------------------------------------------
Increase (decrease) in net assets from policy
  transactions                                             485,909          --       258,467     376,654     996,520     168,351
                                                    --------------------------------------------------------------------------------
Increase (decrease) in net assets
                                                           414,461          --       316,631     466,109   1,268,477     182,294
Net assets at the beginning of year
                                                           991,519          --       789,304     730,984   1,491,004     755,909
                                                    --------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR
                                                    $    1,405,980          --     1,105,935   1,197,093   2,759,481     938,203
                                                    ================================================================================



YEAR OR PERIOD ENDED DECEMBER 31, 2015
Operations
      Investment income (loss) - net                $       17,585       3,629           633         785       3,591          --
      Net realized gains (losses) on investments           (22,972)      8,430        19,596      19,322      37,169      13,434
      Net change in unrealized appreciation
        (depreciation) of investments                     (182,889)    (15,954)      (17,195)    (82,040)     (7,077)    (52,954)
                                                    --------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         (188,276)     (3,895)        3,034     (61,933)     33,683     (39,520)
                                                    --------------------------------------------------------------------------------

Policy transactions (notes 3 and 6)
      Policy purchase payments                             461,403     216,599       391,366     881,797   1,915,294     171,531
      Policy terminations, withdrawal payments and
        charges                                           (155,739)     (1,759)      (95,318)    (58,981)    (99,095)    (86,111)
                                                    --------------------------------------------------------------------------------
Increase (decrease) in net assets from policy
  transactions                                             305,664     214,840       296,048     822,816   1,816,199      85,420
                                                    --------------------------------------------------------------------------------
Increase (decrease) in net assets                          117,388     210,945       299,082     760,883   1,849,882      45,900
Net assets at the beginning of year                      1,405,980          --     1,105,935   1,197,093   2,759,481     938,203
                                                    --------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR OR PERIOD             $    1,523,368     210,945     1,405,017   1,957,976   4,609,363     984,103
                                                    ================================================================================

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.

                                       33                            (Continued)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods ended December 31, 2015 and 2014

                                                                                SEGREGATED SUB-ACCOUNTS*
                                                    --------------------------------------------------------------------------------
                                                         SFT           SFT         SFT          SFT
                                                       ADVANTUS      ADVANTUS    ADVANTUS     ADVANTUS                    SFT IVY
                                                       MANAGED       MGD VOL    MORTGAGE CL  REAL ESTATE    SFT IVY      SMALL CAP
                                                        VOL (a)     EQUITY (b)      1           CL 1       GROWTH (a)    GROWTH (a)
                                                    --------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2014
Operations
      Investment income (loss) - net                $         --           --          90          1,237          --           --
      Net realized gains (losses) on investments              --           --       3,103         30,164          --           --
      Net change in unrealized appreciation
        (depreciation) of investments                         --           --       7,351        295,583          --           --
                                                    --------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                             --           --      10,544        326,984          --           --
                                                    --------------------------------------------------------------------------------

Policy transactions (notes 3 and 6)
      Policy purchase payments                                --           --      25,762        379,924          --           --
      Policy terminations, withdrawal payments and
        charges                                               --           --     (32,435)       (71,380)         --           --
                                                    --------------------------------------------------------------------------------
Increase (decrease) in net assets from policy
  transactions                                                --           --      (6,673)       308,544          --           --
                                                    --------------------------------------------------------------------------------
Increase (decrease) in net assets                             --           --       3,871        635,528          --           --
Net assets at the beginning of year                           --           --     168,258        919,084          --           --
                                                    --------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR                       $         --           --     172,129      1,554,612          --           --
                                                    ================================================================================

YEAR OR PERIOD ENDED DECEMBER 31, 2015
Operations
      Investment income (loss) - net                $         53        1,184          88          1,809          45           85
      Net realized gains (losses) on investments          (1,410)          --       2,187         64,553           9          (33)
      Net change in unrealized appreciation
        (depreciation) of investments                        677      128,502       3,332         34,149         332       (3,890)
                                                    --------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                           (680)     129,686       5,607        100,511         386       (3,838)
                                                    --------------------------------------------------------------------------------

Policy transactions (notes 3 and 6)
      Policy purchase payments                           532,331   20,022,201      25,248        573,394      27,522       67,199
      Policy terminations, withdrawal payments and
        charges                                          (33,245)          --     (21,559)      (147,924)     (1,422)      (1,396)
                                                    --------------------------------------------------------------------------------
Increase (decrease) in net assets from policy
  transactions                                           499,086   20,022,201       3,689        425,470      26,100       65,803
                                                    --------------------------------------------------------------------------------
Increase (decrease) in net assets                        498,406   20,151,887       9,296        525,981      26,486       61,965
Net assets at the beginning of year                           --           --     172,129      1,554,612          --           --
                                                    --------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR OR PERIOD             $    498,406   20,151,887     181,425      2,080,593      26,486       61,965
                                                    ================================================================================

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.

                                       34                            (Continued)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods ended December 31, 2015 and 2014



                                                                                SEGREGATED SUB-ACCOUNTS*
                                                    --------------------------------------------------------------------------------
                                                          SFT
                                                        PYRAMIS        SFT T.      TOPS MGD                  VANGUARD    VANGUARD VI
                                                     CORE EQUITY    ROWE PRICE    RISK FLEX   VANGUARD VI   VI CAPITAL  DIVERSIFIED
                                                       CL 1 (a)      VALUE (a)      ETF (a)    BALANCED      GROWTH        VALUE
                                                    --------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2014
Operations
      Investment income (loss) - net
                                                    $          --          --           --        22,185      15,003        14,170
      Net realized gains (losses) on investments
                                                               --          --           --        75,662      65,540        29,234
      Net change in unrealized appreciation
        (depreciation) of investments
                                                               --          --           --         5,186     250,980        20,462
                                                    --------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                              --          --           --       103,033     331,523        63,866
                                                    --------------------------------------------------------------------------------

Policy transactions (notes 3 and 6)
      Policy purchase payments                                 --          --           --       575,018   1,016,895       165,557
      Policy terminations, withdrawal payments and
        charges                                                --          --           --      (132,225)    (80,859)      (11,916)
                                                    --------------------------------------------------------------------------------
Increase (decrease) in net assets from policy
  transactions                                                 --          --           --       442,793     936,036       153,641
                                                    --------------------------------------------------------------------------------
Increase (decrease) in net assets                              --          --           --       545,826   1,267,559       217,507
Net assets at the beginning of year                            --          --           --       895,360   1,481,119       578,821
                                                    --------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR                       $          --          --           --     1,441,186   2,748,678       796,328
                                                    ================================================================================

YEAR OR PERIOD ENDED DECEMBER 31, 2015
Operations
      Investment income (loss) - net                $          21         208          748        35,586      33,354        20,895
      Net realized gains (losses) on investments              (35)       (507)         118       126,401     193,396        71,188
      Net change in unrealized appreciation
        (depreciation) of investments                        (518)      3,175       (7,773)     (164,342)   (147,262)     (115,282)
                                                    --------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                            (532)      2,876       (6,907)       (2,355)     79,488       (23,199)
                                                    --------------------------------------------------------------------------------

Policy transactions (notes 3 and 6)
      Policy purchase payments                             26,070     146,889      377,304       707,432     820,045       185,913
      Policy terminations, withdrawal payments and
        charges                                              (951)     (7,172)      (4,905)     (308,001)   (223,735)      (53,116)
                                                    --------------------------------------------------------------------------------
Increase (decrease) in net assets from policy
  transactions                                             25,119     139,717      372,399       399,431     596,310       132,797
                                                    --------------------------------------------------------------------------------
Increase (decrease) in net assets                          24,587     142,593      365,492       397,076     675,798       109,598
Net assets at the beginning of year                            --          --           --     1,441,186   2,748,678       796,328
                                                    --------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR OR PERIOD             $      24,587     142,593      365,492     1,838,262   3,424,476       905,926
                                                    ================================================================================

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.







                                       35                            (Continued)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods ended December 31, 2015 and 2014


                                                                                SEGREGATED SUB-ACCOUNTS*
                                                    --------------------------------------------------------------------------------
                                                        VANGUARD    VANGUARD                 VANGUARD VI      VANGUARD   VANGUARD VI
                                                       VI EQUITY    VI HIGH     VANGUARD VI     MONEY       VI SHT-TRM     SMALL CO
                                                        INCOME     YIELD BOND  INTERNATIONAL    MARKET        INV-GR        GROWTH
                                                    --------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2014
Operations
      Investment income (loss) - net                $      46,580     39,634         19,106         517         6,740        5,827
      Net realized gains (losses) on investments          143,664      3,629         18,056          --         2,215      308,122
      Net change in unrealized appreciation
        (depreciation) of investments                      49,015    (12,516)      (155,422)         --        (1,857)    (199,713)
                                                    --------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                           239,259     30,747       (118,260)        517         7,098      114,236
                                                    --------------------------------------------------------------------------------

Policy transactions (notes 3 and 6)
      Policy purchase payments                            713,109    245,829        996,891     172,297       108,138      864,863
      Policy terminations, withdrawal payments and
        charges                                          (116,718)   (54,687)       (74,798)   (178,710)      (27,986)    (132,669)
                                                    --------------------------------------------------------------------------------
Increase (decrease) in net assets from policy
  transactions                                            596,391    191,142        922,093      (6,413)       80,152      732,194
                                                    --------------------------------------------------------------------------------
Increase (decrease) in net assets                         835,650    221,889        803,833      (5,896)       87,250      846,430
Net assets at the beginning of year                     1,709,931    668,608      1,210,004     535,216       381,703    1,948,415
                                                    --------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR                       $   2,545,581    890,497      2,013,837     529,320       468,953    2,794,845
                                                    ================================================================================

YEAR OR PERIOD ENDED DECEMBER 31, 2015
Operations
      Investment income (loss) - net                $      70,460     52,929         41,785       1,182         8,845       10,909
      Net realized gains (losses) on investments          241,020      6,741         47,042          --          (674)     374,392
      Net change in unrealized appreciation
        (depreciation) of investments                    (285,036)   (81,786)      (140,400)         --        (2,765)    (503,596)
                                                    --------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                          26,444   (22,116)        (51,573)      1,182         5,406     (118,295)
                                                    --------------------------------------------------------------------------------

Policy transactions (notes 3 and 6)
      Policy purchase payments                            616,953    402,335      1,122,317   1,331,395       101,398    1,068,357
      Policy terminations, withdrawal payments and
        charges                                          (223,762)  (141,344)      (172,812)   (294,391)      (66,077)    (187,037)
                                                    --------------------------------------------------------------------------------
Increase (decrease) in net assets from policy
  transactions                                            393,191    260,991        949,505   1,037,004        35,321      881,320
                                                    --------------------------------------------------------------------------------
Increase (decrease) in net assets                         419,635    238,875        897,932   1,038,186        40,727      763,025
Net assets at the beginning of year                     2,545,581    890,497      2,013,837     529,320       468,953    2,794,845
                                                    --------------------------------------------------------------------------------
NET ASSETS AT THE END OF YEAR OR PERIOD             $   2,965,216  1,129,372      2,911,769   1,567,506       509,680    3,557,870
                                                    ================================================================================

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.

                                       36                            (Continued)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
                      Statements of Changes in Net Assets
               Years or Periods ended December 31, 2015 and 2014


                                                                  SEGREGATED SUB-ACCOUNTS*
                                                    -------------------------------------------------
                                                                        VANGUARD
                                                        VANGUARD       VI TOTAL
                                                        VI TOTAL        STOCK
                                                       BOND MARKET      MARKET             TOTALS
                                                    -------------------------------------------------
YEAR ENDED DECEMBER 31, 2014
Operations
      Investment income (loss) - net                $      24,587        12,701           1,939,385
      Net realized gains (losses) on investments            1,954        77,778           6,940,097
      Net change in unrealized appreciation
       (depreciation) of investments                       33,480        43,815          (2,906,008)
                                                    -------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                          60,021       134,294           5,973,474
                                                    -------------------------------------------------

Policy transactions (notes 3 and 6)
      Policy purchase payments                            323,719       476,510          36,664,537
      Policy terminations, withdrawal payments and
        charges                                           (60,276)     (121,949)         (9,622,611)
                                                    -------------------------------------------------
Increase (decrease) in net assets from policy
  transactions                                            263,443       354,561          27,041,926
                                                    -------------------------------------------------
Increase (decrease) in net assets                         323,464       488,855          33,015,400
Net assets at the beginning of year                       927,494       834,923         123,437,641
                                                    -------------------------------------------------
NET ASSETS AT THE END OF YEAR                       $   1,250,958     1,323,778         156,453,041
                                                    =================================================

YEAR OR PERIOD ENDED DECEMBER 31, 2015
Operations
      Investment income (loss) - net                $      29,638        18,918           2,660,335
      Net realized gains (losses) on investments            3,578        93,781          10,187,064
      Net change in unrealized appreciation
       (depreciation) of investments                      (29,736)     (116,258)        (16,734,008)
                                                    -------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                           3,480        (3,559)         (3,886,609)
                                                    -------------------------------------------------

Policy transactions (notes 3 and 6)
      Policy purchase payments                            273,613       840,040          59,271,032
      Policy terminations, withdrawal payments and
        charges                                           (93,915)     (165,011)        (13,711,914)
                                                    -------------------------------------------------
Increase (decrease) in net assets from policy
  transactions                                            179,698       675,029          45,559,118
                                                    -------------------------------------------------
Increase (decrease) in net assets                         183,178       671,470          41,672,509
Net assets at the beginning of year                     1,250,958     1,323,778         156,453,041
                                                    -------------------------------------------------
NET ASSETS AT THE END OF YEAR OR PERIOD             $   1,434,136     1,995,248         198,125,550
                                                    =================================================

 See accompanying notes to financial statements.
 *See note 1 for the full name of each segregated sub-account.

 (a)  For the period from May 1, 2015 through December 31, 2015.
 (b)  For the period from November 18, 2015 through December 31, 2015.



                                       37                            (Continued)

                       MINNESOTA LIFE INDIVIDUAL VARIABLE
                             UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015


(1) ORGANIZATION AND BASIS OF PRESENTATION

    The Individual Variable Universal Life Account (the Account), was established on June 11, 2007 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account commenced operations on February 11, 2008. The Account currently offers policies consisting of sixty-eight segregated sub-accounts to which policy owners may allocate their purchase. The Account charges a mortality and expense risk charge. The financial statements presented herein include four types of individual variable universal life policies, Accumulator Variable Universal Life (2008 inception), Waddell & Reed Advisors Accumulator Variable Universal Life (2008 inception), ML Premier Variable Universal Life (2013 inception), and Variable Universal Life Defender (2014 inception, effective May 2015), offered by the Account.

    The assets of each segregated sub-account are held for the exclusive benefit of the variable life policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life.

    Variable universal life policy owners allocate their purchase payments to one or more of the sixty-eight segregated sub-accounts. Such payments are then invested in shares of the following portfolios available under the policy (collectively, the Sub-accounts):

   -   AB VPS Dynamic Asset Allocation Portfolio - Class B Shares (AB VPS DynAsstAll Cl B)
   -   AB VPS International Value Portfolio - Class A Shares (AB VPS Intl Val Cl A)
   -   ALPS VIT Ibbotson Aggressive Growth ETF Asset Allocation Portfolio - Class I Shares (Ibbotson Aggressive Grwth ETF1)
   -   ALPS VIT Ibbotson Balanced ETF Asset Allocation Portfolio - Class I Shares (Ibbotson Balanced ETF1)
   -   ALPS VIT Ibbotson Conservative ETF Asset Allocation Portfolio - Class I Shares (Ibbotson Conservative ETF1)
   -   ALPS VIT Ibbotson Growth ETF Asset Allocation Portfolio - Class I Shares (Ibbotson Growth ETF1)
   -   ALPS VIT Ibbotson Income and Growth ETF Asset Allocation Portfolio - Class I Shares (Ibbotson Income & Growth ETF1)
   -   American Funds IS International Fund(SM) - Class 1 Shares (Amer Funds IS Intl Cl 1)
   -   Fidelity(R) VIP Equity-Income Portfolio - Initial Class (Fidelity VIP Equity-Income IC)
   -   Fidelity(R) VIP Mid Cap Portfolio - Initial Class (Fidelity VIP Mid Cap IC)
   -   Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund Class 1 (Franklin Small Cp Val VIP Cl 1)
   -   Invesco V.I. American Value Fund - Series I Shares (Invesco VI American Value I)
   -   Ivy Funds VIP - Asset Strategy (Ivy VIP Asset Strategy)
   -   Ivy Funds VIP - Balanced (Ivy VIP Balanced)
   -   Ivy Funds VIP - Bond (Ivy VIP Bond)
   -   Ivy Funds VIP - Core Equity (Ivy VIP Core Equity)
   -   Ivy Funds VIP - Dividend Opportunities (Ivy VIP Dividend Opp)
   -   Ivy Funds VIP - Energy (Ivy VIP Energy)
   -   Ivy Funds VIP - Global Bond (Ivy VIP Global Bond)
   -   Ivy Funds VIP - Global Growth (Ivy VIP Global Growth)
   -   Ivy Funds VIP - Global Natural Resources (Ivy VIP Glbl Natural Res)
   -   Ivy Funds VIP - Growth (Ivy VIP Growth)
   -   Ivy Funds VIP - High Income (Ivy VIP High Income)
   -   Ivy Funds VIP - International Core Equity (Ivy VIP Intl Core Equity)
   -   Ivy Funds VIP - Limited-Term Bond (Ivy VIP Limited-Term Bond)
   -   Ivy Funds VIP - Micro Cap Growth (Ivy VIP Micro Cap Growth)
   -   Ivy Funds VIP - Mid Cap Growth (Ivy VIP Mid Cap Growth)
   -   Ivy Funds VIP - Money Market (Ivy VIP Money Market)
   -   Ivy Funds VIP - Pathfinder Aggressive (Ivy VIP Pathfinder Aggressive)


                                       38                            (Continued)

                       MINNESOTA LIFE INDIVIDUAL VARIABLE
                             UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015

   -   Ivy Funds VIP - Pathfinder Conservative (Ivy VIP Pathfinder Conserv)
   -   Ivy Funds VIP - Pathfinder Moderate (Ivy VIP Pathfinder Moderate)
   -   Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (Ivy VIP Path Mod MVF)
   -   Ivy Funds VIP - Pathfinder Moderately Aggressive (Ivy VIP Pathfinder Mod Aggr)
   -   Ivy Funds VIP - Pathfinder Moderately Conservative (Ivy VIP Pathfinder Mod Cons)
   -   Ivy Funds VIP - Real Estate Securities (Ivy VIP Real Estate Sec)
   -   Ivy Funds VIP - Science and Technology (Ivy VIP Science & Tech)
   -   Ivy Funds VIP - Small Cap Growth (Ivy VIP Small Cap Growth)
   -   Ivy Funds VIP - Small Cap Value (Ivy VIP Small Cap Value)
   -   Ivy Funds VIP - Value (Ivy VIP Value)
   -   Janus Aspen Series - Janus Portfolio - Institutional Shares (Janus Aspen Janus IS)
   -   Janus Aspen Series - Overseas Portfolio - Institutional Shares (Janus Aspen Overseas IS)
   -   MFS(R) VIT II - International Value Fund - Initial Shares (MFS VIT II Intl Value IS)
   -   Northern Lights VT Tops(R) Managed Risk Flex ETF Portfolio (TOPS Mgd Risk Flex ETF)
   -   PIMCO Funds VIT - PIMCO Global Diversified Allocation Portfolio Advisor Class Shares (PIMCO VIT Glb Div All Adv Cl)
   -   Securian Funds Trust - SFT Advantus Bond Fund - Class 1 Shares (SFT Advantus Bond Cl 1)
   -   Securian Funds Trust - SFT Advantus Index 400 Mid-Cap Fund - Class 1 Shares (SFT Advantus Index 400 MC Cl 1)
   -   Securian Funds Trust - SFT Advantus Index 500 Fund - Class 1 Shares (SFT Advantus Index 500 Cl 1)
   -   Securian Funds Trust - SFT Advantus International Bond Fund - Class 1 Shares (SFT Advantus Intl Bond Cl 1)
   -   Securian Funds Trust - Advantus Managed Volatility Equity Fund (SFT Advantus Mgd Vol Equity)
   -   Securian Funds Trust - Advantus Managed Volatility Fund (SFT Advantus Managed Vol)
   -   Securian Funds Trust - SFT Advantus Mortgage Securities Fund - Class 1 Shares (SFT Advantus Mortgage Cl 1)
   -   Securian Funds Trust - SFT Advantus Real Estate Securities Fund - Class 1 Shares (SFT Advantus Real Estate Cl 1)
   -   Securian Funds Trust - Ivy Growth Fund (SFT Ivy Growth)
   -   Securian Funds Trust - Ivy Small Cap Growth Fund (SFT Ivy Small Cap Growth)
   -   Securian Funds Trust - Pyramis Core Equity Fund - Class 1 Shares (SFT Pyramis Core Equity Cl 1)
   -   Securian Funds Trust - T. Rowe Price Value Fund (SFT T. Rowe Price Value)
   -   The Universal Institutional Funds, Inc. Morgan Stanley UIF Emerging Markets Equity Portfolio - Class II Shares (MorgStanley
       UIF Emg Mk Eq Cl 2)
   -   Vanguard(R) Variable Insurance Fund Balanced Portfolio (Vanguard VI Balanced)
   -   Vanguard(R) Variable Insurance Fund Capital Growth Portfolio (Vanguard VI Capital Growth)
   -   Vanguard(R) Variable Insurance Fund Diversified Value Portfolio (Vanguard VI Diversified Value)
   -   Vanguard(R) Variable Insurance Fund Equity Income Portfolio (Vanguard VI Equity Income)
   -   Vanguard(R) Variable Insurance Fund High Yield Bond Portfolio (Vanguard VI High Yield Bond)
   -   Vanguard(R) Variable Insurance Fund International Portfolio (Vanguard VI International)
   -   Vanguard(R) Variable Insurance Fund Money Market Portfolio (Vanguard VI Money Market)
   -   Vanguard(R) Variable Insurance Fund Short-Term Investment-Grade Portfolio (Vanguard VI Sht-Trm Inv-Gr)
   -   Vanguard(R) Variable Insurance Fund Small Company Growth Portfolio (Vanguard VI Small Co Growth)
   -   Vanguard(R) Variable Insurance Fund Total Bond Market Portfolio (Vanguard VI Total Bond Market)
   -   Vanguard(R) Variable Insurance Fund Total Stock Market Index Portfolio(Vanguard VI Total Stock Market)

    The Securian Funds Trust was organized by Minnesota Life as an investment vehicle for its variable life insurance policies and variable annuity contracts. Each of the Sub-accounts is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Securian Funds Trust - SFT Advantus International Bond Fund - Class 1 Shares, which is non-diversified), open-end management investment company.

    Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Securian Funds Trust. Both Securian and Advantus are affiliate companies of Minnesota Life.

                                       39                            (Continued)

                       MINNESOTA LIFE INDIVIDUAL VARIABLE
                             UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015

    The following sub-accounts had name changes during 2015 and 2014:

                    FORMER NAME                                CURRENT NAME                      EFFECTIVE DATE
       --------------------------------------    -----------------------------------------     --------------------
    Franklin Templeton VIP Trust Franklin        Franklin Templeton VIP Trust Franklin             May 1, 2014
    Small Cap Value Securities Fund Class 1      Small Cap Value VIP Fund Class 1

    Ivy Funds VIP - International Growth         Ivy Funds VIP - Global Growth                   January 2, 2015

   The following sub-accounts were added to the Account in 2015 and 2014:

                                               SUB-ACCOUNT                                            EFFECTIVE DATE
       -------------------------------------------------------------------------------------    -----------------------
    AB VPS Dynamic Asset Allocation Portfolio - Class B Shares                                         May 1, 2015
    American Funds IS International Fund(SM) - Class 1 Shares                                          May 1, 2015
    Invesco V.I. American Value Fund - Series I Shares                                                 May 1, 2015
    Ivy Funds VIP - Pathfinder Moderate - Managed Volatility                                           May 1, 2015
    MFS(R) VIT II - International Value Fund - Initial Shares                                          May 1, 2015
    Northern Lights VT Tops(R) Managed Risk Flex ETF Portfolio                                         May 1, 2015
    PIMCO Funds VIT - PIMCO Global Diversified Allocation Portfolio Advisor Class Shares               May 1, 2015
    Securian Funds Trust - T. Rowe Price Value Fund                                                    May 1, 2015
    Securian Funds Trust - Advantus Managed Volatility Fund                                            May 1, 2015
    Securian Funds Trust - Ivy Growth Fund                                                             May 1, 2015
    Securian Funds Trust - Ivy Small Cap Growth Fund                                                   May 1, 2015
    Securian Funds Trust - Pyramis Core Equity Fund - Class 1 Shares                                   May 1, 2015
    Securian Funds Trust - Advantus Managed Volatility Equity Fund                                  November 18, 2015


(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Sub-accounts are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The significant accounting policies followed consistently by the Sub-accounts are as follows:

                                       40                            (Continued)

                       MINNESOTA LIFE INDIVIDUAL VARIABLE
                             UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015

    (A) USE OF ESTIMATES

        The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

    (B) INVESTMENTS IN UNDERLYING FUNDS

        Investments in shares of the underlying funds are stated at fair value which is the net asset value per share as determined daily by each underlying fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in first out (FIFO) basis.

        Realized gains (losses) on investments include realized gain (loss) distributions received from the respective funds and gains (losses) on the sale of fund shares as determined by the average cost method. Realized gain (loss) distributions are reinvested in the respective funds.

        All dividend distributions received from the underlying funds are reinvested in additional shares of the underlying funds and are recorded by the sub accounts on the ex-dividend date. The affiliated funds may utilize consent dividends to effectively distribute income for income tax purposes. The Sub-account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the underlying funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

    (C) FEDERAL INCOME TAXES

        The Account is treated as part of Minnesota Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Sub-account from the underlying funds. Any applicable taxes will be the responsibility of the policy owners or beneficiaries upon termination or withdrawal.

(3) EXPENSES AND RELATED PARTY TRANSACTIONS

    The expense structure is the same for Accumulator Variable Universal Life, Waddell & Reed Advisors Accumulator Variable Universal Life, ML Premier Variable Universal Life and the Variable Universal Life Defender products as described below:

    The only income/expense item charged/credited through the daily unit value calculation is the unit value credit. The unit value credit is available to policy holders at the discretion of Minnesota Life. The unit value credit is a pass through of revenue Minnesota Life receives from the advisors to the underlying funds and is intended to reduce expenses otherwise charged to the policies by Minnesota Life. This credit is expressed as a percentage of average annual portfolio assets held by the sub-account and ranges from 0.00% to 0.45%. The unit value credits assessed for the period ended December 31, 2015 is reported as a unit value credit on the statements of operations.

    Policy purchase payments are reflected net of the following charges paid to Minnesota Life:


                                       41                            (Continued)

                       MINNESOTA LIFE INDIVIDUAL VARIABLE
                             UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015

    A premium charge of up to 7.00% is deducted from each premium payment. This charge is intended to cover the costs of issuing the policy and includes the premium taxes that are sent to the state in which the policy is issued. Total premium charges for the year ended December 31, 2015 and 2014 amounted to $2,243,638 and $2,033,667, respectively.

    In addition to deductions from premium payments, accumulation value charges, if any, are assessed from the actual accumulation value of each policy. These charges are paid by redeeming units of the Account held by the individual policy owner. The following charges may be included in the accumulation value charges:

        A policy issue charge is assessed monthly for the first ten years following issuance of the policy and for the first ten years following any increase in the face amount. The minimum guaranteed charge is $0.04 per $1,000 of initial face amount or face amount increase and the maximum guaranteed charge is $0.53 per $1,000 of initial face amount or face amount increase. The monthly policy charge covers certain administrative charges and is $8 per month and is guaranteed not to exceed $12 per month, plus $0.0125 per $1,000 of face amount.

        The transaction charges are for expenses incurred by Minnesota Life for processing certain transactions. A charge of $25 to $100 is assessed for each policy adjustment. A charge not to exceed $25 may be assessed for each transfer of actual cash value among the segregated sub-accounts.

        The cost of insurance charge varies with the amount of insurance, the insured's age, sex, risk class, level of scheduled premium and duration of the policy.

        The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.03% of the accumulation value less policy loans for years one through ten of the policy. The charge may be raised to 0.075% of the accumulation value.

        The charge for substandard risks is for providing death benefits for policies which have mortality risks in excess of the standard.

        The surrender charge is equal to 1.40 times the lesser of: (a) 60 times the policy issue charge for the initial face amount or the face amount increase as applicable, or (b) the sum of any remaining policy issue charges for the initial face amount or the face amount increase, as applicable, measured from policy termination or full surrender to the end of the ten year surrender charge period.

        See the table below for these charges paid to Minnesota Life during the years ended December 31, 2015 and 2014.

    Minnesota Life also assesses charges for the agreements purchased with the policy. The following eleven Agreements are available to provide supplemental insurance benefits under the policy: Death Benefit Guarantee, Family Term - Children, Interest Accumulation Agreement, Overloan Protection, Term Insurance, Waiver of Charges, Early Values Agreement, Waiver of Premium Agreement, Guaranteed Insurability Option, Long Term Care Agreement, and Inflation Agreement. The charges for these agreements are set forth in the prospectus. Not every Agreement above is available in every policy type.

                                       42                            (Continued)

                       MINNESOTA LIFE INDIVIDUAL VARIABLE
                             UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015

    To the extent the Account invests in the Securian Funds Trust, the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15% to 0.85% of average daily net assets. In addition, the Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the funds. Under the plan, the Securian Funds Trust pays distribution fees equal to 0.25% of average daily net assets to Securian. Each fund pays an annual fee ranging from 0.02% to 0.05% of net assets to State Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an administrative services fee to Minnesota Life.

    The total of cash value charges (which may include a policy issue charge, a monthly policy charge, certain transaction charges, a cost of insurance charge, mortality and expense risk charges, charges for sub-standard risks and surrender charges) for the years or periods ended December 31, 2015 and 2014 for each segregated sub-account is as follows:


      SUB-ACCOUNT                                                               2015                  2014
      ----------------------------------------------------------------     ----------------     -----------------
      AB VPS DynAsstAll Cl B (a)                                            $       13,776          $        --
      AB VPS Intl Val Cl A                                                          32,027                11,828
      Amer Funds IS Intl Cl 1 (a)                                                      977                    --
      Fidelity VIP Equity-Income IC                                                150,492                40,487
      Fidelity VIP Mid Cap IC                                                      172,144                47,005
      Franklin Small Cp Val VIP Cl 1                                               216,007                59,873
      Ibbotson Aggressive Grwth ETF1                                             1,780,095               493,165
      Ibbotson Balanced ETF1                                                       912,438               316,443
      Ibbotson Conservative ETF1                                                   355,617               116,923
      Ibbotson Growth ETF1                                                       4,332,831             1,543,446
      Ibbotson Income & Growth ETF1                                                229,779                89,902
      Invesco VI American Value I (a)                                                  251                    --
      Ivy VIP Asset Strategy                                                       747,320               245,241
      Ivy VIP Balanced                                                              25,785                 6,566
      Ivy VIP Bond                                                                  30,034                11,144
      Ivy VIP Core Equity                                                          130,710                38,535
      Ivy VIP Dividend Opp                                                          28,261                 8,873
      Ivy VIP Energy                                                                18,707                 7,571
      Ivy VIP Glbl Natural Res                                                     120,736                46,967
      Ivy VIP Global Bond                                                            4,943                 1,285
      Ivy VIP Global Growth                                                         38,836                13,938
      Ivy VIP Growth                                                                91,412                29,578
      Ivy VIP High Income                                                           51,126                15,202
      Ivy VIP Intl Core Equity                                                     154,328                42,758
      Ivy VIP Limited-Term Bond                                                      5,143                 1,274
      Ivy VIP Micro Cap Growth                                                      18,637                 6,392
      Ivy VIP Mid Cap Growth                                                        34,262                10,542
      Ivy VIP Money Market                                                           2,513                   930
      Ivy VIP Path Mod MVF (a)                                                      18,945                    --
      Ivy VIP Pathfinder Aggressive                                                239,154                97,331
      Ivy VIP Pathfinder Conserv                                                     6,103                 2,426
      Ivy VIP Pathfinder Mod Aggr                                                  531,921               228,757


                                       43                            (Continued)

                       MINNESOTA LIFE INDIVIDUAL VARIABLE
                             UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015

      SUB-ACCOUNT                                                               2015                  2014
      ----------------------------------------------------------------     ----------------     -----------------
      Ivy VIP Pathfinder Mod Cons                                           $       58,534        $       29,508
      Ivy VIP Pathfinder Moderate                                                  222,362               112,589
      Ivy VIP Real Estate Sec                                                       15,706                 5,106
      Ivy VIP Science & Tech                                                       203,140                56,674
      Ivy VIP Small Cap Growth                                                      29,559                 8,518
      Ivy VIP Small Cap Value                                                       23,222                 6,703
      Ivy VIP Value                                                                 20,842                 6,298
      Janus Aspen Janus IS                                                         101,677                35,356
      Janus Aspen Overseas IS                                                      161,577                58,098
      MFS VIT II Intl Value IS (a)                                                   6,685                    --
      MorgStanley UIF Emg Mk Eq Cl 2                                               111,962                34,169
      PIMCO VIT Glb Div All Adv Cl (a)                                              11,323                    --
      SFT Advantus Bond Cl 1                                                       113,478                31,268
      SFT Advantus Index 400 MC Cl 1                                               167,016                36,345
      SFT Advantus Index 500 Cl 1                                                  437,058                84,929
      SFT Advantus Intl Bond Cl 1                                                   74,230                26,445
      SFT Advantus Managed Vol (a)                                                  65,439                    --
      SFT Advantus Mgd Vol Equity (b)                                                  481                    --
      SFT Advantus Mortgage Cl 1                                                    14,153                 5,730
      SFT Advantus Real Estate Cl 1                                                152,253                36,969
      SFT Ivy Growth (a)                                                             2,279                    --
      SFT Ivy Small Cap Growth (a)                                                   3,841                    --
      SFT Pyramis Core Equity Cl 1 (a)                                               1,062                    --
      SFT T. Rowe Price Value (a)                                                    4,084                    --
      TOPS Mgd Risk Flex ETF (a)                                                    20,064                    --
      Vanguard VI Balanced                                                         161,222                46,111
      Vanguard VI Capital Growth                                                   200,330                49,058
      Vanguard VI Diversified Value                                                 66,298                20,308
      Vanguard VI Equity Income                                                    225,113                64,573
      Vanguard VI High Yield Bond                                                   94,430                25,549
      Vanguard VI International                                                    237,144                51,639
      Vanguard VI Money Market                                                      66,610                26,846
      Vanguard VI Sht-Trm Inv-Gr                                                    41,818                14,844
      Vanguard VI Small Co Growth                                                  286,317                69,166
      Vanguard VI Total Bond Market                                                103,021                35,356
      Vanguard VI Total Stock Market                                               138,998                35,981

      (a) For the period from May 1, 2015 through December 31, 2015.
      (b) For the period from November 18, 2015 through December 31, 2015.


(4)    FAIR VALUE MEASUREMENTS

    In accordance with FASB ASC Topic 820, Fair Value Measurement (FASB ASC
    820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

                                       44                            (Continued)

                       MINNESOTA LIFE INDIVIDUAL VARIABLE
                             UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015

    The fair value of the Account's financial assets has been determined using available market information as of December 31, 2015. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

    The Account is required to categorize its financial assets recorded on the statement of assets, liabilities and policy owner's equity according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

        Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

        Level 2 - Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

        Level 3 - Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

    The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

    As of December 31, 2015, all of the Account's investments are classified as Level 2 as the values are based upon reported net asset values provided by the fund managers. It has been determined that no transfers between levels occurred during the year. The characterization of the underlying securities held by the funds in accordance with the fair value measurement and disclosures topic of the FASB ASC 820 differs from the characterization of an investment in the fund.

                                       45                            (Continued)

                       MINNESOTA LIFE INDIVIDUAL VARIABLE
                             UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015


(5)   INVESTMENT TRANSACTIONS

      The aggregate cost of purchases and proceeds from sales of investments during the year or period ended December 31, 2015 were as follows:

                                                                   PURCHASES            SALES
                                                                ----------------   ----------------
        AB VPS DynAsstAll Cl B (a)                               $      235,617     $        3,539
        AB VPS Intl Val Cl A                                             86,868             47,918
        Amer Funds IS Intl Cl 1 (a)                                      57,324              5,131
        Fidelity VIP Equity-Income IC                                   692,386            189,613
        Fidelity VIP Mid Cap IC                                         829,894            213,962
        Franklin Small Cp Val VIP Cl 1                                1,043,994            155,028
        Ibbotson Aggressive Grwth ETF1                                6,910,642          2,437,099
        Ibbotson Balanced ETF1                                        2,040,938            355,406
        Ibbotson Conservative ETF1                                      423,405            340,261
        Ibbotson Growth ETF1                                          9,453,494          4,349,990
        Ibbotson Income & Growth ETF1                                   410,396            143,620
        Invesco VI American Value I (a)                                   4,123                307
        Ivy VIP Asset Strategy                                        3,027,044            667,615
        Ivy VIP Balanced                                                 94,612             19,453
        Ivy VIP Bond                                                     62,874             34,493
        Ivy VIP Core Equity                                             668,374             73,486
        Ivy VIP Dividend Opp                                            146,167             37,030
        Ivy VIP Energy                                                   88,300             12,997
        Ivy VIP Glbl Natural Res                                        444,100             54,170
        Ivy VIP Global Bond                                              20,628              3,412
        Ivy VIP Global Growth                                           141,081             46,132
        Ivy VIP Growth                                                  560,464             98,205
        Ivy VIP High Income                                             229,236             26,101
        Ivy VIP Intl Core Equity                                        784,259             63,761
        Ivy VIP Limited-Term Bond                                        32,761              4,183
        Ivy VIP Micro Cap Growth                                        115,806              9,269
        Ivy VIP Mid Cap Growth                                          134,123             26,328
        Ivy VIP Money Market                                              7,626              4,797
        Ivy VIP Path Mod MVF (a)                                        445,465              3,115
        Ivy VIP Pathfinder Aggressive                                 1,012,391            259,296
        Ivy VIP Pathfinder Conserv                                       19,933              5,913
        Ivy VIP Pathfinder Mod Aggr                                   1,469,887            244,113
        Ivy VIP Pathfinder Mod Cons                                     191,826            221,133
        Ivy VIP Pathfinder Moderate                                     571,952            190,145
        Ivy VIP Real Estate Sec                                          71,389             17,266
        Ivy VIP Science & Tech                                          875,759            231,259
        Ivy VIP Small Cap Growth                                        157,499             37,373


                                       46                            (Continued)

                       MINNESOTA LIFE INDIVIDUAL VARIABLE
                             UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015


                                                                   PURCHASES            SALES
                                                                ----------------   ----------------
        Ivy VIP Small Cap Value                                  $       78,328     $       29,324
        Ivy VIP Value                                                   123,128             28,029
        Janus Aspen Janus IS                                            437,581            140,975
        Janus Aspen Overseas IS                                         468,171            122,043
        MFS VIT II Intl Value IS (a)                                    147,983              7,347
        MorgStanley UIF Emg Mk Eq Cl 2                                  478,219            154,970
        PIMCO VIT Glb Div All Adv Cl (a)                                228,786              1,743
        SFT Advantus Bond Cl 1                                          391,837             95,156
        SFT Advantus Index 400 MC Cl 1                                  882,450             58,849
        SFT Advantus Index 500 Cl 1                                   1,917,993             98,203
        SFT Advantus Intl Bond Cl 1                                     171,531             86,111
        SFT Advantus Managed Vol (a)                                    532,372             33,233
        SFT Advantus Mgd Vol Equity (b)                              20,023,385                  -
        SFT Advantus Mortgage Cl 1                                       25,293             21,516
        SFT Advantus Real Estate Cl 1                                   574,746            147,466
        SFT Ivy Growth (a)                                               27,561              1,416
        SFT Ivy Small Cap Growth (a)                                     67,265              1,377
        SFT Pyramis Core Equity Cl 1 (a)                                 26,088                948
        SFT T. Rowe Price Value (a)                                     147,022              7,097
        TOPS Mgd Risk Flex ETF (a)                                      378,453              4,856
        Vanguard VI Balanced                                            813,441            308,001
        Vanguard VI Capital Growth                                      954,238            223,735
        Vanguard VI Diversified Value                                   260,795             53,116
        Vanguard VI Equity Income                                       851,031            223,762
        Vanguard VI High Yield Bond                                     456,891            141,344
        Vanguard VI International                                     1,198,425            172,812
        Vanguard VI Money Market                                      1,332,537            294,391
        Vanguard VI Sht-Trm Inv-Gr                                      110,333             66,077
        Vanguard VI Small Co Growth                                   1,425,856            187,037
        Vanguard VI Total Bond Market                                   308,807             93,915
        Vanguard VI Total Stock Market                                  907,018            165,011

 (a) For the period from May 1, 2015 through December 31, 2015.
 (b) For the period from November 18, 2015 through December 31, 2015.


                                       47                            (Continued)

                       MINNESOTA LIFE INDIVIDUAL VARIABLE
                             UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015


 (6)   UNIT ACTIVITY FROM POLICY TRANSACTIONS

        Transactions in units for each segregated sub-account for the years or periods ended December 31, 2015 and 2014 were as follows:

                                                                                SEGREGATED SUB-ACCOUNTS
                                                ------------------------------------------------------------------------------------
                                                   AB VPS                                    FIDELITY VIP                 FRANKLIN
                                                DYNASSTALL CL  AB VPS INTL     AMER FUNDS       EQUITY-    FIDELITY VIP SMALL CP VAL
                                                    B (a)       VAL CL A    IS INTL CL 1 (a)  INCOME IC     MID CAP IC    VIP CL 1
                                                ------------------------------------------------------------------------------------
 Units outstanding at December 31, 2013                    -    436,187              -          886,740       886,700     1,018,620
      Policy purchase payments                             -    125,135              -          260,671       338,245       401,174
      Policy terminations, withdrawal payments
        and charges                                        -    (69,185)             -          (38,492)      (92,689)      (74,129)
                                                ------------------------------------------------------------------------------------
 Units outstanding at December 31, 2014                    -    492,137              -        1,108,919     1,132,256     1,345,665
      Policy purchase payments                       245,458     85,633         62,261          301,887       313,274       425,964
      Policy terminations, withdrawal payments
        and charges                                   (3,766)   (55,282)        (5,752)        (126,066)     (118,198)      (88,369)
                                                ------------------------------------------------------------------------------------
 Units outstanding at December 31, 2015              241,692    522,488         56,509        1,284,740     1,327,332     1,683,260
                                                ====================================================================================


                                                                                SEGREGATED SUB-ACCOUNTS
                                                ------------------------------------------------------------------------------------
                                                 IBBOTSON     IBBOTSON       IBBOTSON                    IBBOTSON      INVESCO VI
                                                AGGRESSIVE     BALANCED    CONSERVATIVE   IBBOTSON       INCOME &       AMERICAN
                                                GRWTH ETF1      ETF1          ETF1       GROWTH ETF1    GROWTH ETF1     VALUE I (a)
                                                ------------------------------------------------------------------------------------
 Units outstanding at December 31, 2013           11,809,784  4,946,379   1,608,027      31,500,791      1,439,359             -
      Policy purchase payments                     3,991,211  1,343,563     387,506       7,192,752        391,626             -
      Policy terminations, withdrawal payments
        and charges                                 (860,667)  (342,064)   (418,546)     (2,141,445)      (190,160)            -
                                                ------------------------------------------------------------------------------------
 Units outstanding at December 31, 2014           14,940,328  5,947,878   1,576,987      36,552,098      1,640,825             -
      Policy purchase payments                     4,872,486  1,164,378     278,879       5,657,103        214,786         3,799
      Policy terminations, withdrawal payments
        and charges                               (1,748,869)  (258,791)   (268,062)     (3,105,873)      (109,570)         (346)
                                                ------------------------------------------------------------------------------------
 Units outstanding at December 31, 2015           18,063,945  6,853,465   1,587,804      39,103,328      1,746,041         3,453
                                                ====================================================================================


                                                                                SEGREGATED SUB-ACCOUNTS
                                                ------------------------------------------------------------------------------------
                                                                                                                            IVY
                                                 IVY VIP ASSET    IVY VIP                    IVY VIP CORE    IVY VIP        VIP
                                                   STRATEGY       BALANCED    IVY VIP BOND      EQUITY     DIVIDEND OPP    ENERGY
                                                ------------------------------------------------------------------------------------
 Units outstanding at December 31, 2013            4,767,832       64,805         233,350     596,359      263,656        239,245
      Policy purchase payments                     1,308,004       69,768          70,861     241,940       59,761         48,369
      Policy terminations, withdrawal payments
        and charges                                 (438,828)      (5,447)         (8,321)    (42,872)     (17,828)       (10,282)
                                                ------------------------------------------------------------------------------------
 Units outstanding at December 31, 2014            5,637,008      129,126         295,890     795,427      305,589        277,332
      Policy purchase payments                     1,255,329       34,434          35,980     183,520       62,438         98,462
      Policy terminations, withdrawal payments
        and charges                                 (506,838)     (11,736)        (25,750)    (37,684)     (26,816)       (15,480)
                                                ------------------------------------------------------------------------------------
 Units outstanding at December 31, 2015            6,385,499      151,824         306,120     941,263      341,211        360,314
                                                ====================================================================================


                                       48                            (Continued)

                       MINNESOTA LIFE INDIVIDUAL VARIABLE
                             UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015

                                                                                SEGREGATED SUB-ACCOUNTS
                                                ------------------------------------------------------------------------------------
                                                                                   IVY VIP
                                                 IVY VIP GLBL      IVY VIP         GLOBAL    IVY VIP   IVY VIP HIGH    IVY VIP INTL
                                                 NATURAL RES     GLOBAL BOND       GROWTH     GROWTH      INCOME       CORE EQUITY
                                                ------------------------------------------------------------------------------------
 Units outstanding at December 31, 2013              1,939,178     22,529         507,473     651,262      288,115        974,640
      Policy purchase payments                         493,179     12,134          92,465     148,249       78,042        454,135
      Policy terminations, withdrawal payments
        and charges                                    (79,811)    (2,332)        (24,945)    (48,281)     (15,520)       (58,451)
                                                ------------------------------------------------------------------------------------
 Units outstanding at December 31, 2014              2,352,546     32,331         574,993     751,230      350,637      1,370,324
      Policy purchase payments                         696,426     17,208          79,764     188,960       90,808        355,422
      Policy terminations, withdrawal payments
        and charges                                    (91,078)    (3,195)        (38,213)    (51,366)     (14,429)       (47,500)
                                                ------------------------------------------------------------------------------------
 Units outstanding at December 31, 2015              2,957,894     46,344         616,544     888,824      427,016      1,678,246
                                                ====================================================================================

                                                                                SEGREGATED SUB-ACCOUNTS
                                                ------------------------------------------------------------------------------------
                                                     IVY VIP       IVY VIP                   IVY VIP                    IVY VIP
                                                  LIMITED-TERM    MICRO CAP   IVY VIP MID     MONEY      IVY VIP PATH   PATHFINDER
                                                      BOND         GROWTH      CAP GROWTH     MARKET      MOD MVF (a)   AGGRESSIVE
                                                ------------------------------------------------------------------------------------
 Units outstanding at December 31, 2013                24,718      172,591       204,539      18,656            -        2,083,894
      Policy purchase payments                         18,968       40,128        39,828       7,110            -          379,695
      Policy terminations, withdrawal payments
        and charges                                    (3,953)     (12,548)       (7,901)     (1,491)           -         (346,127)
                                                ------------------------------------------------------------------------------------
 Units outstanding at December 31, 2014                39,733      200,171       236,466      24,275            -        2,117,462
      Policy purchase payments                         28,982       24,595        42,244       7,142      459,774          357,862
      Policy terminations, withdrawal payments
        and charges                                    (3,988)      (4,909)      (13,131)     (4,586)      (3,258)        (166,199)
                                                ------------------------------------------------------------------------------------
 Units outstanding at December 31, 2015                64,727      219,857       265,579      26,831      456,516        2,309,125
                                                ====================================================================================

                                                                                SEGREGATED SUB-ACCOUNTS
                                                ------------------------------------------------------------------------------------
                                                 IVY VIP       IVY VIP        IVY VIP     IVY VIP                         IVY VIP
                                                PATHFINDER    PATHFINDER    PATHFINDER   PATHFINDER     IVY VIP REAL     SCIENCE &
                                                 CONSERV       MOD AGGR       MOD CONS    MODERATE       ESTATE SEC        TECH
                                                ------------------------------------------------------------------------------------
 Units outstanding at December 31, 2013            40,044     4,044,026       561,636     2,142,246        133,380        765,139
      Policy purchase payments                     10,924     1,113,967       112,485       462,935         21,960        202,325
      Policy terminations, withdrawal payments
        and charges                                (5,252)     (122,141)      (30,833)     (153,733)        (6,458)       (49,791)
                                                ------------------------------------------------------------------------------------
 Units outstanding at December 31, 2014            45,716     5,035,852       643,288     2,451,448        148,882        917,673
      Policy purchase payments                     10,262       391,120        67,311       140,313         28,672        305,574
      Policy terminations, withdrawal payments
        and charges                                (4,206)     (168,149)     (152,254)     (132,552)       (11,003)      (105,590)
                                                ------------------------------------------------------------------------------------
 Units outstanding at December 31, 2015            51,772     5,258,823       558,345     2,459,209        166,551      1,117,657
                                                ====================================================================================



                                       49                            (Continued)

                       MINNESOTA LIFE INDIVIDUAL VARIABLE
                             UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015


                                                                                SEGREGATED SUB-ACCOUNTS
                                                ------------------------------------------------------------------------------------
                                                                IVY VIP                                                 MFS VIT II
                                                IVY VIP SMALL  SMALL CAP    IVY VIP      JANUS ASPEN    JANUS ASPEN   INTL VALUE IS
                                                 CAP GROWTH      VALUE       VALUE         JANUS IS     OVERSEAS IS        (a)
                                                ------------------------------------------------------------------------------------
 Units outstanding at December 31, 2013              228,915    137,779     146,856         688,283       1,759,738             -
      Policy purchase payments                        51,516     36,699      42,415         131,205         460,488             -
      Policy terminations, withdrawal payments
        and charges                                   (9,793)   (15,412)     (7,094)        (99,389)       (163,745)            -
                                                ------------------------------------------------------------------------------------
 Units outstanding at December 31, 2014              270,638    159,066     182,177         720,099       2,056,481             -
      Policy purchase payments                        42,106     27,733      44,320         102,896         431,894       151,456
      Policy terminations, withdrawal payments
        and charges                                  (20,577)   (16,004)    (16,460)        (78,583)       (135,223)       (7,605)
                                                ------------------------------------------------------------------------------------
 Units outstanding at December 31, 2015              292,167    170,795     210,037         744,412       2,353,152       143,851
                                                ====================================================================================


                                                                                SEGREGATED SUB-ACCOUNTS
                                                ------------------------------------------------------------------------------------
                                                                                             SFT
                                                MORGSTANLEY    PIMCO VIT       SFT         ADVANTUS                       SFT
                                                UIF EMG MK    GLB DIV ALL    ADVANTUS    INDEX 400 MC    SFT ADVANTUS  ADVANTUS INTL
                                                  EQ CL 2      ADV CL (a)    BOND CL 1        CL 1      INDEX 500 CL 1   BOND CL 1
                                                ------------------------------------------------------------------------------------
 Units outstanding at December 31, 2013            990,165             -      621,653        415,570         972,399       470,447
      Policy purchase payments                     511,104             -      233,430        283,110         732,479       125,672
      Policy terminations, withdrawal payments
        and charges                                (35,363)            -      (23,125)       (22,803)        (38,146)      (23,428)
                                                ------------------------------------------------------------------------------------
 Units outstanding at December 31, 2014          1,465,906             -      831,958        675,877       1,666,732       572,691
      Policy purchase payments                     484,992       232,016      324,357        588,378       1,255,230       106,124
      Policy terminations, withdrawal payments
        and charges                               (178,192)       (1,887)     (70,327)       (38,793)        (60,476)      (53,579)
                                                ------------------------------------------------------------------------------------
 Units outstanding at December 31, 2015          1,772,706       230,129    1,085,988      1,225,462       2,861,486       625,236
                                                ====================================================================================


                                                                                SEGREGATED SUB-ACCOUNTS
                                                ------------------------------------------------------------------------------------
                                                                 SFT
                                                SFT ADVANTUS   ADVANTUS          SFT            SFT                       SFT IVY
                                                MANAGED VOL    MGD VOL        ADVANTUS      ADVANTUS REAL     SFT IVY     SMALL CAP
                                                    (a)       EQUITY (b)    MORTGAGE CL 1    ESTATE CL 1     GROWTH (a)  GROWTH (a)
                                                ------------------------------------------------------------------------------------
 Units outstanding at December 31, 2013                   -            -         153,041         661,972            -            -
      Policy purchase payments                            -            -          22,787         266,809            -            -
      Policy terminations, withdrawal payments
        and charges                                       -            -         (28,239)        (46,143)           -            -
                                                ------------------------------------------------------------------------------------
 Units outstanding at December 31, 2014                   -            -         147,589         882,638            -            -
      Policy purchase payments                      560,463   20,022,154          21,180         371,266       27,140       67,204
      Policy terminations, withdrawal payments
        and charge                                  (35,185)           -         (18,117)        (83,471)      (1,409)      (1,426)
                                                ------------------------------------------------------------------------------------
 Units outstanding at December 31, 2015             525,278   20,022,154         150,652       1,170,433       25,731       65,778
                                                ====================================================================================



                                       50                            (Continued)

                       MINNESOTA LIFE INDIVIDUAL VARIABLE
                             UNIVERSAL LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015

                                                                                SEGREGATED SUB-ACCOUNTS
                                                ------------------------------------------------------------------------------------
                                                SFT PYRAMIS    SFT T. ROWE       TOPS MGD                  VANGUARD VI   VANGUARD VI
                                                CORE EQUITY    PRICE VALUE    RISK FLEX ETF  VANGUARD VI     CAPITAL     DIVERSIFIED
                                                  CL 1 (a)         (a)             (a)         BALANCED      GROWTH         VALUE
                                                ------------------------------------------------------------------------------------
 Units outstanding at December 31, 2013                  -              -                -      578,530       828,832       384,536
      Policy purchase payments                           -              -                -      350,797       512,091       104,768
      Policy terminations, withdrawal payments
        and charges                                      -              -                -      (81,556)      (42,110)       (7,623)
                                                ------------------------------------------------------------------------------------
 Units outstanding at December 31, 2014                  -              -                -      847,771     1,298,813       481,681
      Policy purchase payments                      26,380        155,984          403,911      412,478       382,706       112,613
      Policy terminations, withdrawal payments
        and charges                                   (985)        (7,982)          (5,238)    (179,888)     (104,757)      (32,531)
                                                ------------------------------------------------------------------------------------
 Units outstanding at December 31, 2015             25,395        148,002          398,673    1,080,361     1,576,762       561,763
                                                ====================================================================================


                                                                                SEGREGATED SUB-ACCOUNTS
                                                ------------------------------------------------------------------------------------
                                                                VANGUARD VI                   VANGUARD   VANGUARD VI    VANGUARD VI
                                                 VANGUARD VI     HIGH YIELD    VANGUARD VI    VI MONEY   SHT-TRM INV-     SMALL CO
                                                EQUITY INCOME       BOND       INTERNATIONAL   MARKET        GR            GROWTH
                                                ------------------------------------------------------------------------------------
 Units outstanding at December 31, 2013            1,049,591       421,542          911,948     516,592      311,909       918,270
      Policy purchase payments                       419,439       149,505          805,630     166,214       87,203       473,575
      Policy terminations, withdrawal payments
        and charges                                  (66,490)      (33,299)         (59,686)   (172,390)     (22,525)      (67,203)
                                                ------------------------------------------------------------------------------------
 Units outstanding at December 31, 2014            1,402,540       537,748        1,657,892     510,416      376,587     1,324,642
      Policy purchase payments                       339,875       239,092          938,280   1,282,578       80,647       591,662
      Policy terminations, withdrawal payments
        and charges                                 (122,462)      (83,913)        (146,870)   (283,730)     (52,499)      (95,064)
                                                ------------------------------------------------------------------------------------
 Units outstanding at December 31, 2015            1,619,953       692,927        2,449,302   1,509,264      404,735     1,821,240
                                                ====================================================================================

                                                         SEGREGATED SUB-ACCOUNTS
                                                --------------------------------------------
                                                    VANGUARD VI          VANGUARD VI
                                                     TOTAL BOND          TOTAL STOCK
                                                       MARKET               MARKET
                                                --------------------------------------------
 Units outstanding at December 31, 2013                  726,324            519,522
      Policy purchase payments                           244,311            286,081
      Policy terminations, withdrawal payments
        and charges                                      (45,512)           (72,079)
                                                --------------------------------------------
 Units outstanding at December 31, 2014                  925,123            733,524
      Policy purchase payments                           200,840            457,950
      Policy terminations, withdrawal payments
        and charges                                      (68,903)           (89,946)
                                                --------------------------------------------
 Units outstanding at December 31, 2015                1,057,060          1,101,528
                                                ============================================


 (a) For the period from May 1, 2015 through December 31, 2015.
 (b) For the period from November 18, 2015 through December 31, 2015.

                                       51                            (Continued)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
                         Notes to Financial Statements
                               December 31, 2015

(7)  FINANCIAL HIGHLIGHTS

        A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios, and total returns for the years or periods ended December 31, 2015, 2014, 2013, 2012, and 2011 is as follows:

                                                 AT DECEMBER 31                   FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                               ---------------------------------------------  -------------------------------------------------
                                   UNITS                                         INVESTMENT
                                OUTSTANDING    UNIT FAIR VALUE   NET ASSETS     INCOME RATIO*  EXPENSE RATIO**  TOTAL RETURN***
                               ---------------------------------------------  -------------------------------------------------
AB VPS DYNASSTALL CL B
       2015 (a)                      241,692      $ 0.94 to 0.95     228,330       0.33%        (0.30)%               (4.85)%

AB VPS INTL VAL CL A
       2015                          522,488            0.86         447,299       2.49%         0.00%                 2.75%
       2014                          492,137            0.83         410,062       3.75%        (0.15)%               (6.07)%
       2013                          436,187            0.89         386,928       6.44%        (0.15)%               23.19%
       2012                          401,118            0.72         288,848       1.80%        (0.15)%               14.71%
       2011                          337,774            0.63         212,055       4.60%        (0.15)%              (19.13)%

AMER FUNDS IS INTL CL 1
       2015                           56,509            0.87          49,022       5.64%         0.00%               (13.25)%

FIDELITY VIP EQUITY-INCOME IC
       2015                        1,284,740            1.50       1,926,420       3.35%        (0.10)%               (3.87)%
       2014                        1,108,919            1.56       1,729,685       3.28%        (0.10)%                8.83%
       2013                          886,740            1.43       1,270,943       2.78%        (0.10)%               28.28%
       2012                          759,632            1.12         848,769       3.57%        (0.10)%               17.42%
       2011                          574,235            0.95         546,402       3.06%        (0.10)%                1.07%

FIDELITY VIP MID CAP IC
       2015                        1,327,332            1.78       2,359,827       0.54%        (0.10)%               (1.29)%
       2014                        1,132,256            1.80       2,039,320       0.30%        (0.10)%                6.39%
       2013                          886,700            1.69       1,501,085       0.56%        (0.10)%               36.37%
       2012                          766,008            1.24         950,947       0.71%        (0.10)%               14.95%
       2011                          582,750            1.08         629,376       0.31%        (0.10)%              (10.52)%

 FRANKLIN SMALL CP VAL VIP CL 1
       2015                        1,683,260       0.90 to 1.74    2,726,615       0.13%        (0.15)%               (7.04)%
       2014                        1,345,665       1.20 to 1.87    2,431,105       0.82%        (0.15)%                1.03%
       2013                        1,018,620       1.19 to 1.85    1,872,118       1.45%        (0.15)%               36.71%
       2012                          886,329            1.35       1,198,775       1.02%        (0.15)%               18.93%
       2011                          686,800            1.14         781,046       0.91%        (0.15)%               (3.38)%

IBBOTSON AGGRESSIVE GRWTH ETF1
       2015                       18,063,945       1.09 to 1.36   23,512,102       1.54%        (0.12)%               (2.53)%
       2014                       14,940,328       1.12 to 1.40   20,425,601       1.28%        (0.12)%                4.86%
       2013                       11,809,784       1.07 to 1.33   15,683,666       1.48%        (0.12)%               18.67%
       2012                        8,819,352            1.12       9,903,881       1.62%        (0.12)%               14.59%
       2011                        6,468,055            0.98       6,338,321       1.36%        (0.12)%               (4.74)%

IBBOTSON BALANCED ETF1
       2015                        6,853,465       1.07 to 1.37    9,346,921       1.83%        (0.12)%               (1.85)%
       2014                        5,947,878       1.09 to 1.40    8,277,325       1.54%        (0.12)%                4.92%
       2013                        4,946,379       1.04 to 1.33    6,573,146       1.88%        (0.12)%               12.32%
       2012                        3,873,111            1.19       4,598,585       1.88%        (0.12)%               11.14%
       2011                        3,159,895            1.07       3,375,799       1.33%        (0.12)%               (0.44)%

IBBOTSON CONSERVATIVE ETF1
       2015                        1,587,804       1.03 TO 1.26    1,988,921       1.45%        (0.12)%               (0.84)%
       2014                        1,576,987       1.03 TO 1.27    2,002,063       1.28%        (0.12)%                3.22%
       2013                        1,608,027       1.00 TO 1.23    1,979,971       1.56%        (0.12)%                2.89%
       2012                        1,516,426            1.20       1,817,772       1.69%        (0.12)%                5.61%
       2011                        1,257,943            1.13       1,427,920       1.51%        (0.12)%                3.54%

                                       52                            (Continued)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
                         Notes to Financial Statements
                               December 31, 2015

                                                 AT DECEMBER 31                   FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                               ---------------------------------------------  -------------------------------------------------
                                   UNITS                                         INVESTMENT
                                OUTSTANDING    UNIT FAIR VALUE   NET ASSETS     INCOME RATIO*  EXPENSE RATIO**  TOTAL RETURN***
                               ---------------------------------------------  -------------------------------------------------
IBBOTSON GROWTH ETF1
       2015                       39,103,328   1.09 to 1.39      53,364,316           1.53%        (0.12)%          (2.10)%
       2014                       36,552,098   1.11 to 1.42      51,175,905           1.33%        (0.12)%           4.97%
       2013                       31,500,791   1.06 to 1.35      42,171,285           1.50%        (0.12)%          16.92%
       2012                       25,708,316        1.16         29,721,267           1.63%        (0.12)%          13.38%
       2011                       21,079,197        1.02         21,492,750           1.45%        (0.12)%         (3.39)%

IBBOTSON INCOME & GROWTH ETF1
       2015                        1,746,041   1.05 to 1.31       2,277,438           1.96%        (0.12)%          (1.40)%
       2014                        1,640,825   1.06 to 1.33       2,178,823           1.58%        (0.12)%           3.75%
       2013                        1,439,359   1.02 to 1.28       1,845,599           1.70%        (0.12)%           7.71%
       2012                        1,412,058        1.19          1,681,817           2.11%        (0.12)%           8.31%
       2011                        1,119,888        1.10          1,231,164           1.17%        (0.12)%           1.49%

INVESCO VI AMERICAN VALUE I
       2015 (a)                        3,453        0.87              2,990           0.35%        (0.25)%         (13.42)%

IVY VIP ASSET STRATEGY
       2015                        6,385,499   0.88 to 1.28       7,957,370           0.35%        (0.45)%          (7.93)%
       2014                        5,637,008   1.09 to 1.39       7,706,877           0.48%        (0.45)%          (4.84)%
       2013                        4,767,832   1.14 to 1.46       6,922,598           1.25%        (0.45)%          25.70%
       2012                        3,858,354        1.16          4,493,457           1.09%        (0.45)%          19.71%
       2011                        2,843,335        0.97          2,766,037           0.98%        (0.45)%          (6.79)%

IVY VIP BALANCED
       2015                          151,824        1.68            255,586           0.90%        (0.45)%           0.12%
       2014                          129,126        1.68            217,106           0.96%        (0.45)%           8.06%
       2013                           64,805        1.56            100,831           1.36%        (0.45)%          24.26%
       2012                           39,784        1.25             49,816           1.41%        (0.45)%          12.25%
       2011                           23,951        1.12             26,717           1.49%        (0.45)%           3.78%

IVY VIP BOND
       2015                          306,120        1.38            421,238           2.89%        (0.45)%           0.65%
       2014                          295,890        1.37            404,520           3.78%        (0.45)%           4.81%
       2013                          233,350        1.30            304,382           3.82%        (0.45)%          (1.65)%
       2012                          254,242        1.33            337,190           2.48%        (0.45)%           6.26%
       2011                          190,495        1.25            237,759           2.82%        (0.45)%           7.79%

IVY VIP CORE EQUITY
       2015                          941,263        1.99          1,873,059           0.35%        (0.45)%          (0.25)%
       2014                          795,427        1.99          1,586,749           0.47%        (0.45)%          10.17%
       2013                          596,359        1.81          1,079,795           0.52%        (0.45)%          34.11%
       2012                          451,955        1.35            610,188           0.56%        (0.45)%          19.14%
       2011                          356,611        1.13            404,124           0.34%        (0.45)%           2.12%
IVY VIP DIVIDEND OPP
       2015                          341,211        1.41            480,158           1.25%        (0.45)%          (1.61)%
       2014                          305,589        1.43            437,082           1.15%        (0.45)%          10.34%
       2013                          263,656        1.30            341,783           1.58%        (0.45)%          30.20%
       2012                          219,498        1.00            218,546           1.07%        (0.45)%          13.69%
       2011                          156,498        0.88            137,058           1.01%        (0.45)%          (4.26)%

IVY VIP ENERGY
       2015                          360,314        0.72            260,871           0.06%        (0.45)%         (21.79)%
       2014                          277,332        0.93            256,735           0.00%        (0.45)%         (10.16)%
       2013                          239,245        1.03            246,511           0.00%        (0.45)%          28.33%
       2012                          205,791        0.80            165,229           0.00%        (0.45)%           1.84%
       2011                          149,320        0.79            117,731           0.00%        (0.45)%          (8.67)%

IVY VIP GLBL NATURAL RES
       2015                        2,957,894        0.52          1,541,817           0.10%        (0.45)%         (22.04)%
       2014                        2,352,546        0.67          1,573,021           0.00%        (0.45)%         (12.64)%
       2013                        1,939,178        0.77          1,484,267           0.00%        (0.45)%           8.29%
       2012                        1,530,509        0.71          1,081,795           0.00%        (0.45)%           2.35%
       2011                        1,089,585        0.69            752,483           0.00%        (0.45)%         (21.09)%


                                       53                            (Continued)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
                         Notes to Financial Statements
                               December 31, 2015


                                                 AT DECEMBER 31                   FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                               ---------------------------------------------  -------------------------------------------------
                                   UNITS                                         INVESTMENT
                                OUTSTANDING    UNIT FAIR VALUE   NET ASSETS     INCOME RATIO*  EXPENSE RATIO**  TOTAL RETURN***
                               ---------------------------------------------  -------------------------------------------------
IVY VIP GLOBAL BOND
       2015                           46,344        1.07             49,750           3.65%        (0.45)%          (2.22)%
       2014                           32,331        1.10             35,493           2.23%        (0.45)%           0.64%
       2013                           22,529        1.09             24,574           0.00%        (0.45)%           2.20%
       2012                            8,214        1.07              8,764           3.87%        (0.45)%           6.90%
       2011 (c)                        3,870        1.00              3,861           2.02%        (0.45)%          (0.20)%

IVY VIP GLOBAL GROWTH
       2015                          616,544        1.25            768,217           0.42%        (0.45)%           3.86%
       2014                          574,993        1.20            689,815           2.07%        (0.45)%           1.41%
       2013                          507,473        1.18            600,340           0.87%        (0.45)%          19.76%
       2012                          426,333        0.99            421,122           1.82%        (0.45)%          18.59%
       2011                          336,528        0.83            280,317           0.40%        (0.45)%          (6.91)%

IVY VIP GROWTH
       2015                          888,824        1.99          1,769,278           0.11%        (0.45)%           7.65%
       2014                          751,231        1.85          1,389,090           0.40%        (0.45)%          12.32%
       2013                          651,262        1.65          1,072,202           0.41%        (0.45)%          37.07%
       2012                          545,016        1.20            654,601           0.06%        (0.45)%          13.25%
       2011                          440,220        1.06            466,857           3.82%        (0.45)%           2.58%

IVY VIP HIGH INCOME
       2015                          427,016        1.78            761,117           6.03%        (0.45)%          (6.08)%
       2014                          350,637        1.90            665,457           4.65%        (0.45)%           2.36%
       2013                          288,115        1.85            534,171           4.55%        (0.45)%          11.00%
       2012                          212,398        1.67            354,774           5.99%        (0.45)%          19.18%
       2011                          158,871        1.40            222,666           7.16%        (0.45)%           5.73%

IVY VIP INTL CORE EQUITY
       2015                        1,678,246        1.33          2,229,271           1.24%        (0.45)%          (0.49)%
       2014                        1,370,324        1.33          1,829,213           2.36%        (0.45)%           1.90%
       2013                          974,640        1.31          1,276,750           1.56%        (0.45)%          25.47%
       2012                          741,523        1.04            774,161           2.26%        (0.45)%          13.84%
       2011                          504,603        0.92            462,770           1.48%        (0.45)%         (13.50)%

IVY VIP LIMITED-TERM BOND
       2015                           64,727        1.09             70,755           1.60%        (0.45)%           1.33%
       2014                           39,733        1.08             42,862           0.60%        (0.45)%           1.43%
       2013                           24,718        1.06             26,287           0.00%        (0.45)%          (0.09)%
       2012                           12,923        1.06             13,756           4.04%        (0.45)%           3.84%
       2011 (c)                        3,036        1.03              3,111           1.62%        (0.45)%           2.45%

IVY VIP MICRO CAP GROWTH
       2015                          219,857        1.83            402,635           0.00%        (0.45)%          (8.75)%
       2014                          200,171        2.01            401,736           0.00%        (0.45)%          (1.30)%
       2013                          172,591        2.03            350,936           0.00%        (0.45)%          57.99%
       2012                          165,853        1.29            213,455           0.00%        (0.45)%          12.35%
       2011                          136,638        1.15            156,528           0.00%        (0.45)%          (6.60)%

IVY VIP MID CAP GROWTH
       2015                          265,579        1.99            529,157           0.00%        (0.45)%          (5.35)%
       2014                          236,466        2.11            497,806           0.00%        (0.45)%           8.36%
       2013                          204,539        1.94            397,389           0.00%        (0.45)%          30.52%
       2012                          168,242        1.49            250,431           0.00%        (0.45)%          14.07%
       2011                          127,490        1.30            166,360           0.01%        (0.45)%          (0.12)%

IVY VIP MONEY MARKET
       2015                           26,831        1.06             28,608           0.02%        (0.00)%           0.48%
       2014                           24,275        1.05             25,780           0.02%        (0.45)%           0.48%
       2013                           18,656        1.05             19,764           0.02%        (0.45)%           0.46%
       2012                           17,536        1.06             18,503           0.02%        (0.45)%           0.47%
       2011                           13,219        1.04             13,931           0.02%        (0.45)%           0.46%


                                       54                            (Continued)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
                         Notes to Financial Statements
                               December 31, 2015


                                                 AT DECEMBER 31                   FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                               ---------------------------------------------  -------------------------------------------------
                                   UNITS                                         INVESTMENT
                                OUTSTANDING    UNIT FAIR VALUE   NET ASSETS     INCOME RATIO*  EXPENSE RATIO**  TOTAL RETURN***
                               ---------------------------------------------  -------------------------------------------------
IVY VIP PATH MOD MVF
       2015 (a)                      456,516   0.96 to 0.98         439,342           0.00%        (0.25)%          (2.28)%

IVY VIP PATHFINDER AGGRESSIVE
       2015                        2,309,125        1.55          3,571,097           2.66%        (0.45)%           0.79%
       2014                        2,117,462        1.53          3,248,941           0.81%        (0.45)%           5.33%
       2013                        2,083,894        1.46          3,035,588           7.15%        (0.45)%          27.70%
       2012                        1,808,619        1.14          2,063,096           0.92%        (0.45)%          12.70%
       2011                        1,576,863        1.01          1,596,180           1.22%        (0.45)%          (3.72)%

IVY VIP PATHFINDER CONSERV
       2015                           51,772        1.42             73,372           1.03%        (0.45)%           0.90%
       2014                           45,716        1.40             64,210           1.15%        (0.45)%           3.86%
       2013                           40,044        1.35             54,155           5.39%        (0.45)%          15.26%
       2012                           33,849        1.17             39,717           1.00%        (0.45)%           7.44%
       2011                           19,737        1.09             21,556           1.43%        (0.45)%           1.20%

IVY VIP PATHFINDER MOD AGGR
       2015                        5,258,823        1.52          7,989,159           2.27%        (0.45)%           0.51%
       2014                        5,035,852        1.51          7,611,484           0.97%        (0.45)%           5.09%
       2013                        4,044,026        1.44          5,816,512           5.27%        (0.45)%          24.37%
       2012                        3,836,667        1.17          4,436,949           0.76%        (0.45)%          11.32%
       2011                        2,931,098        1.04          3,045,146           0.79%        (0.45)%          (2.58)%

IVY VIP PATHFINDER MOD CONS
       2015                          558,345        1.46            815,727           1.47%        (0.45)%           0.78%
       2014                          643,288        1.45            932,546           0.95%        (0.45)%           4.35%
       2013                          561,636        1.39            780,257           5.73%        (0.45)%          18.24%
       2012                          341,912        1.17            401,735           0.93%        (0.45)%           8.90%
       2011                          289,632        1.08            312,500           1.08%        (0.45)%           0.45%

IVY VIP PATHFINDER MODERATE
       2015                        2,459,209        1.49          3,670,698           1.66%        (0.45)%           0.77%
       2014                        2,451,448        1.48          3,631,108           1.03%        (0.45)%           4.71%
       2013                        2,142,246        1.41          3,030,456           4.57%        (0.45)%          21.38%
       2012                        1,737,731        1.17          2,025,277           0.92%        (0.45)%          10.03%
       2011                        1,498,878        1.06          1,587,740           1.03%        (0.45)%          (1.02)%

IVY VIP REAL ESTATE SEC
       2015                          166,551        1.65            274,504           0.97%        (0.45)%           5.26%
       2014                          148,882        1.57            233,131           1.00%        (0.45)%          30.75%
       2013                          133,380        1.20            159,735           1.10%        (0.45)%           1.59%
       2012                          121,564        1.18            143,310           0.71%        (0.45)%          18.25%
       2011                          105,818        1.00            105,496           0.75%        (0.45)%           5.48%

IVY VIP SCIENCE & TECH
       2015                        1,117,657        2.27          2,541,476           0.00%        (0.45)%          (2.44)%
       2014                          917,673        2.33          2,138,937           0.00%        (0.45)%           3.37%
       2013                          765,139        2.25          1,725,183           0.00%        (0.45)%          57.09%
       2012                          589,689        1.44            846,394           0.00%        (0.45)%          28.41%
       2011                          453,352        1.12            506,750           0.00%        (0.45)%          (5.35)%

IVY VIP SMALL CAP GROWTH
       2015                          292,167        1.72            502,891           0.00%        (0.45)%           2.34%
       2014                          270,638        1.68            455,173           0.00%        (0.45)%           2.05%
       2013                          228,915        1.65            377,256           0.00%        (0.45)%          44.01%
       2012                          194,030        1.14            222,051           0.00%        (0.45)%           5.64%
       2011                          130,511        1.08            141,384           0.00%        (0.45)%         (10.20)%
IVY VIP SMALL CAP VALUE
       2015                          170,795        1.80            306,941           0.09%        (0.45)%          (5.16)%
       2014                          159,066        1.89            301,412           0.09%        (0.45)%           7.53%
       2013                          137,779        1.76            242,796           0.84%        (0.45)%          34.13%
       2012                          115,320        1.31            151,509           0.44%        (0.45)%          19.17%
       2011                           73,189        1.10             80,690           0.48%        (0.45)%         (12.40)%



                                       55                            (Continued)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
                         Notes to Financial Statements
                               December 31, 2015


                                                 AT DECEMBER 31                   FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                               ---------------------------------------------  -------------------------------------------------
                                   UNITS                                         INVESTMENT
                                OUTSTANDING    UNIT FAIR VALUE   NET ASSETS     INCOME RATIO*  EXPENSE RATIO**  TOTAL RETURN***
                               ---------------------------------------------  -------------------------------------------------
IVY VIP VALUE
       2015                          210,037        1.70            356,370           0.76%        (0.45)%         (3.48)%
       2014                          182,177        1.76            320,251           1.06%        (0.45)%         11.44%
       2013                          146,856        1.58            231,649           0.78%        (0.45)%         35.94%
       2012                          125,727        1.16            145,883           1.19%        (0.45)%         19.42%
       2011                           97,194        0.97             94,438           0.75%        (0.45)%         (6.90)%

JANUS ASPEN JANUS IS
       2015                          744,412        1.82          1,358,528           0.63%         0.00%           5.45%
       2014                          720,099        1.73          1,246,250           0.38%        (0.10)%         13.11%
       2013                          688,283        1.53          1,053,176           0.80%        (0.10)%         30.47%
       2012                          614,294        1.17            720,514           0.58%        (0.10)%         18.71%
       2011                          533,186        0.99            526,883           0.61%        (0.10)%         (5.21)%

JANUS ASPEN OVERSEAS IS
       2015                        2,353,152        0.85          1,992,439           0.62%         0.00%          (8.50)%
       2014                        2,056,481        0.93          1,902,973           3.04%        (0.10)%        (11.78)%
       2013                        1,759,738        1.05          1,845,901           3.16%        (0.10)%         14.68%
       2012                        1,526,231        0.91          1,396,064           0.75%        (0.10)%         13.58%
       2011                        1,062,156        0.81            855,387           0.47%        (0.10)%        (32.10)%

MFS VIT II INTL VALUE IS
       2015 (a)                      143,851   0.96 to 0.98         140,251           1.49%        (0.20)%         (2.25)%

MORGSTANLEY UIF EMG MK EQ CL 2
       2015                        1,772,706   0.83 to 0.86       1,523,368           0.78%        (0.35)%        (10.39)%
       2014                        1,465,906        0.96          1,405,980           0.33%        (0.35)%         (4.22)%
       2013                          990,165        1.00            991,519           1.09%        (0.35)%         (0.76)%
       2012                          749,152        1.01            755,880           0.00%        (0.35)%         20.26%
       2011                          491,886        0.84            412,691           0.38%        (0.35)%        (17.95)%

PIMCO VIT GLB DIV ALL ADV CL
       2015 (a)                      230,129        0.92            210,945           5.27%        (0.15)%         (7.61)%

SFT ADVANTUS BOND CL 1
       2015                        1,085,988   0.99 to 1.37       1,405,017           0.00%        (0.05)%          0.46%
       2014                          831,958   1.05 to 1.36       1,105,935           0.00%        (0.05)%          6.61%
       2013                          621,653   0.98 to 1.28         789,304           0.00%        (0.05)%         (0.35)%
       2012                          472,511        1.28            606,960           0.00%        (0.05)%          7.74%
       2011                          353,447        1.19            421,404           0.00%        (0.05)%          8.35%

SFT ADVANTUS INDEX 400 MC CL 1
       2015                        1,225,462   0.91 to 1.94       1,957,976           0.00%        (0.05)%         (2.34)%
       2014                          675,877   1.22 to 1.98       1,197,093           0.00%        (0.05)%          9.57%
       2013                          415,570   1.12 to 1.81         730,984           0.00%        (0.05)%         33.18%
       2012                          322,116        1.36            437,628           0.00%        (0.05)%         17.60%
       2011                          215,141        1.16            248,559           0.00%        (0.05)%         (1.97)%

SFT ADVANTUS INDEX 500 CL 1
       2015                        2,861,486   0.97 to 1.79       4,609,363           0.00%        (0.10)%          1.28%
       2014                        1,666,732   1.27 to 1.77       2,759,481           0.00%        (0.10)%         13.52%
       2013                          972,399   1.12 to 1.56       1,491,004           0.00%        (0.10)%         32.17%
       2012                          650,814        1.18            767,544           0.00%        (0.10)%         15.83%
       2011                          413,196        1.02            420,719           0.00%        (0.10)%          1.95%

SFT ADVANTUS INTL BOND CL 1
       2015                          625,236        1.57            984,103           0.00%         0.00%          (3.92)%
       2014                          572,691        1.64            938,203           0.00%         0.00%           1.96%
       2013                          470,447        1.61            755,909           0.00%         0.00%           0.17%
       2012                          377,889        1.60            606,138           0.00%         0.00%          16.49%
       2011                          286,688        1.38            394,770           0.00%         0.00%          (0.01)%


                                       56                            (Continued)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
                         Notes to Financial Statements
                               December 31, 2015

                                                 AT DECEMBER 31                   FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                               ---------------------------------------------  -------------------------------------------------
                                   UNITS                                         INVESTMENT
                                OUTSTANDING    UNIT FAIR VALUE   NET ASSETS     INCOME RATIO*  EXPENSE RATIO**  TOTAL RETURN***
                               ---------------------------------------------  -------------------------------------------------
SFT ADVANTUS MANAGED VOL
       2015 (a)                      525,278   0.95 to 0.96         498,406           0.00%        (0.05)%          (3.96)%

SFT ADVANTUS MGD VOL EQUITY
       2015 (b)                   20,022,154        1.01         20,151,887           0.00%        (0.05)%           0.65%

SFT ADVANTUS MORTGAGE CL 1
       2015                          150,652        1.20            181,425           0.00%        (0.05)%           3.26%
       2014                          147,589        1.17            172,129           0.00%        (0.05)%           6.08%
       2013                          153,041        1.10            168,258           0.00%        (0.05)%          (1.68)%
       2012                          182,420        1.12            203,991           0.00%        (0.05)%           3.80%
       2011                          182,228        1.08            196,315           0.00%        (0.05)%           7.05%

SFT ADVANTUS REAL ESTATE CL 1
       2015                        1,170,433   1.04 to 1.93       2,080,593           0.00%        (0.10)%           5.36%
       2014                          882,638   1.14 to 1.83       1,554,612           0.00%        (0.10)%          30.83%
       2013                          661,972   0.87 to 1.40         919,084           0.00%        (0.10)%           1.50%
       2012                          520,502        1.38            717,492           0.00%        (0.10)%          18.32%
       2011                          392,980        1.17            457,859           0.00%        (0.10)%           5.79%

SFT IVY GROWTH
       2015 (a)                       25,731   1.01 to 1.04          26,486           0.00%        (0.45)%           3.51%

SFT IVY SMALL CAP GROWTH
       2015 (a)                       65,778   0.92 to 0.95          61,965           0.00%        (0.45)%          (5.41)%

SFT PYRAMIS CORE EQUITY CL 1
       2015 (a)                       25,395   0.95 to 0.97          24,587           0.00%        (0.20)%          (2.55)%

SFT T. ROWE PRICE VALUE
       2015 (a)                      148,002   0.94 to 0.97         142,593           0.00%        (0.45)%          (3.47)%

TOPS MGD RISK FLEX ETF
       2015 (a)                      398,673        0.92            365,492           0.49%        (0.25)%          (7.51)%

VANGUARD VI BALANCED
       2015                        1,080,361        1.70          1,838,262           2.25%         0.00%            0.09%
       2014                          847,771        1.70          1,441,186           1.96%         0.00%            9.84%
       2013                          578,530        1.55            895,360           2.13%         0.00%           19.88%
       2012                          457,550        1.29            590,674           2.55%         0.00%           12.56%
       2011                          370,263        1.15            424,647           2.28%         0.00%            3.70%

VANGUARD VI CAPITAL GROWTH
       2015                        1,576,762        2.17          3,424,476           1.06%         0.00%            2.62%
       2014                        1,298,813        2.12          2,748,678           0.77%         0.00%           18.43%
       2013                          828,832        1.79          1,481,119           0.99%         0.00%           38.48%
       2012                          530,606        1.29            684,698           0.89%         0.00%           15.47%
       2011                          390,016        1.12            435,837           0.77%         0.00%           (0.93)%

VANGUARD VI DIVERSIFIED VALUE
       2015                          561,763        1.61            905,926           2.39%         0.00%           (2.45)%
       2014                          481,681        1.65            796,328           2.06%         0.00%            9.83%
       2013                          384,536        1.51            578,821           2.02%         0.00%           29.40%
       2012                          320,784        1.16            373,166           2.14%         0.00%           16.50%
       2011                          273,262        1.00            272,862           1.85%         0.00%            3.92%

VANGUARD VI EQUITY INCOME
       2015                        1,619,953        1.83          2,965,216           2.51%         0.00%            0.85%
       2014                        1,402,540        1.81          2,545,581           2.20%         0.00%           11.41%
       2013                        1,049,591        1.63          1,709,931           2.13%         0.00%           30.04%
       2012                          762,483        1.25            955,205           2.22%         0.00%           13.40%
       2011                          566,308        1.10            625,612           2.11%         0.00%           10.26%

                                       57                            (Continued)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
                         Notes to Financial Statements
                               December 31, 2015


                                                 AT DECEMBER 31                   FOR THE YEARS OR PERIOD ENDED DECEMBER 31
                               ---------------------------------------------  -------------------------------------------------
                                   UNITS                                         INVESTMENT
                                OUTSTANDING    UNIT FAIR VALUE   NET ASSETS     INCOME RATIO*  EXPENSE RATIO**  TOTAL RETURN***
                               ---------------------------------------------  -------------------------------------------------
VANGUARD VI HIGH YIELD BOND
       2015                          692,927        1.63          1,129,372           5.01%         0.00%          (1.58)%
       2014                          537,748        1.66            890,497           5.04%         0.00%           4.40%
       2013                          421,542        1.59            668,608           4.66%         0.00%           4.35%
       2012                          314,648        1.52            478,271           4.98%         0.00%          14.30%
       2011                          240,447        1.33            319,768           6.81%         0.00%           6.93%

VANGUARD VI INTERNATIONAL
       2015                        2,449,302   1.05 to 1.25       2,911,769           1.64%         0.00%          (0.77)%
       2014                        1,657,892   1.06 to 1.25       2,013,837           1.21%         0.00%          (6.05)%
       2013                          911,948   1.12 to 1.34       1,210,004           1.20%         0.00%          23.26%
       2012                          565,491        1.08            612,778           1.79%         0.00%          20.14%
       2011                          375,207        0.90            338,430           1.31%         0.00%         (13.54)%

VANGUARD VI MONEY MARKET
       2015                        1,509,264        1.04          1,567,506           0.17%         0.00%           0.15%
       2014                          510,416        1.04            529,320           0.09%         0.00%           0.10%
       2013                          516,592        1.04            535,216           0.11%         0.00%           0.11%
       2012                          653,594        1.03            676,431           0.14%         0.00%           0.14%
       2011                          645,024        1.03            666,599           0.17%         0.00%           0.17%

VANGUARD VI SHT-TRM INV-GR
       2015                          404,735        1.26            509,680           1.76%         0.00%           1.12%
       2014                          376,587        1.25            468,953           1.56%         0.00%           1.76%
       2013                          311,909        1.22            381,703           1.97%         0.00%           1.08%
       2012                          247,602        1.21            299,784           2.41%         0.00%           4.42%
       2011                          200,554        1.16            232,548           3.09%         0.00%           2.02%

VANGUARD VI SMALL CO GROWTH
       2015                        1,821,240   0.91 to 2.16       3,557,870           0.33%         0.00%          (2.75)%
       2014                        1,324,642   1.27 to 2.22       2,794,845           0.26%         0.00%           3.38%
       2013                          918,270   1.23 to 2.15       1,948,415           0.61%         0.00%          46.54%
       2012                          703,869        1.47          1,033,582           0.21%         0.00%          14.65%
       2011                          484,182        1.28            620,127           0.16%         0.00%           1.36%

VANGUARD VI TOTAL BOND MARKET
       2015                        1,057,060        1.36          1,434,136           2.15%         0.00%           0.33%
       2014                          925,123        1.35          1,250,958           2.28%         0.00%           5.89%
       2013                          726,324        1.28            927,494           2.50%         0.00%          (2.29)%
       2012                          627,741        1.31            820,389           2.46%         0.00%           4.02%
       2011                          438,604        1.26            551,033           3.08%         0.00%           7.65%

VANGUARD VI TOTAL STOCK MARKET
       2015                        1,101,528        1.81          1,995,248           1.13%         0.00%           0.37%
       2014                          733,524        1.80          1,323,778           1.17%         0.00%          12.29%
       2013                          519,522        1.61            834,923           1.34%         0.00%          33.28%
       2012                          323,606        1.21            390,204           1.49%         0.00%          16.33%
       2011                          236,517        1.04            245,164           1.28%         0.00%           0.83%

* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the sub-account does not record investment income.

** This ratio represents the annualized policy expenses of the separate account and applicable unit value credits. The ratios that include a unit value credit result in a direct increase in the unit values. Charges made directly to a policy owner's account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect all items included in the expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period.


(a) For the period from May 1, 2015 through December 31, 2015.
(b) For the period from November 18, 2015 through December 31, 2015.
(c) For the period from May 3, 2011 to December 31, 2011.

                                       58                            (Continued)

           MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT
                         Notes to Financial Statements
                               December 31, 2015

(8) SUBSEQUENT EVENTS

Management has evaluated subsequent events through March 31, 2016, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

                        MINNESOTA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS
                          AND SUPPLEMENTARY SCHEDULES

                        DECEMBER 31, 2015, 2014 AND 2013

[KPMG LOGO]
                         KPMG LLP
                         4200 Wells Fargo Center
                         90 South Seventh Street
                         Minneapolis, MN 55402

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Stockholder
Minnesota Life Insurance Company:

We have audited the accompanying consolidated financial statements of Minnesota Life Insurance Company and subsidiaries (collectively, the Company), which comprise the consolidated balance sheets as of December 31, 2015 and 2014, and the related consolidated statements of operations and comprehensive income
(loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2015 and the related notes to the consolidated financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

OPINION

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Minnesota Life Insurance Company and subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2015 in accordance with U.S. generally accepted accounting principles.

             KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative ("KPMG
             International"), a Swiss entity.

EMPHASIS OF MATTER

As discussed in note 4 to the consolidated financial statements, the Company adopted new accounting guidance for Accounting Standards Update 2013-08, FINANCIAL SERVICES - INVESTMENT COMPANIES (TOPIC 946): AMENDMENTS TO THE SCOPE, MEASUREMENT, AND DISCLOSURE REQUIREMENTS, as of January 1, 2014. Our opinion is not modified with respect to this matter.

OTHER MATTERS

Our audit was conducted for the purpose of forming an opinion on the consolidated financial statements as a whole. The information contained in
Schedule I, Schedule III, and Schedule IV are presented for purposes of additional analysis and are not a required part of the consolidated financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the consolidated financial statements. The information has been subjected to the auditing procedures applied in the audit of the consolidated financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the consolidated financial statements or to the consolidated financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the consolidated financial statements as a whole.

                                  /s/ KPMG LLP

Minneapolis, Minnesota
March 4, 2016

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2015 AND 2014
                                 (IN THOUSANDS)

                                                                                          2015                        2014
                                                                                 -----------------------     -----------------------
ASSETS

    Fixed maturity securities:
      Available-for-sale, at fair value (amortized cost $12,247,625
         and $11,239,878)                                                        $            12,504,725     $            11,926,652
    Equity securities, at fair value (cost $461,651 and $364,775)                                505,094                     434,952
    Mortgage loans, net                                                                        2,122,837                   1,935,983
    Finance receivables, net                                                                     289,059                     279,343
    Policy loans                                                                                 410,997                     380,603
    Alternative investments                                                                      596,619                     536,921
    Fixed maturity securities on loan, at fair value (amortized cost $0
       and $45,445)                                                                                   --                      45,054
    Equity securities on loan, at fair value (cost $0 and $2,190)                                     --                       2,575
    Derivative instruments                                                                       218,539                     258,001
    Other invested assets                                                                         28,329                      61,838
                                                                                 -----------------------     -----------------------
      Total investments                                                                       16,676,199                  15,861,922

    Cash and cash equivalents                                                                    267,602                     376,520
    Securities held as collateral                                                                     --                      29,398
    Deferred policy acquisition costs                                                          1,298,306                     940,090
    Accrued investment income                                                                    139,710                     128,366
    Premiums and fees receivable                                                                 305,272                     276,439
    Property and equipment, net                                                                  107,935                      98,631
    Income tax recoverable:
       Current                                                                                    10,241                       5,779
    Reinsurance recoverables                                                                   1,127,720                   1,136,393
    Goodwill and intangible assets, net                                                          145,359                     151,833
    Other assets                                                                                 114,815                     132,016
    Separate account assets                                                                   19,730,417                  19,489,206
                                                                                 -----------------------     -----------------------
         Total assets                                                            $            39,923,576     $            38,626,593
                                                                                 =======================     =======================
LIABILITIES AND EQUITY

Liabilities:

    Policy and contract account balances                                         $             9,636,704     $             8,859,315
    Future policy and contract benefits                                                        3,024,838                   2,974,498
    Pending policy and contract claims                                                           555,315                     530,640
    Other policyholder funds                                                                   1,340,823                   1,222,729
    Policyholder dividends payable                                                                25,244                      27,560
    Unearned premiums and fees                                                                   400,750                     250,629
    Pension and other postretirement benefits                                                     11,132                      17,322
    Income tax liability:
       Deferred                                                                                  206,490                     275,786
    Accrued commissions and expenses                                                             195,788                     213,950
    Other liabilities                                                                            498,142                     441,346
    Short-term debt                                                                               50,000                      50,000
    Long-term debt                                                                               368,000                     393,000
    Securities lending collateral                                                                     --                      30,467
    Separate account liabilities                                                              19,730,417                  19,489,206
                                                                                 -----------------------     -----------------------
      Total liabilities                                                                       36,043,643                  34,776,448
                                                                                 -----------------------     -----------------------
Equity:
    Common stock, $1 par value, 5,000,000 shares authorized,
       issued and outstanding                                                                      5,000                       5,000
    Additional paid in capital                                                                   196,254                     196,254
    Accumulated other comprehensive income                                                       116,995                     335,810
    Retained earnings                                                                          3,530,997                   3,281,476
                                                                                 -----------------------     -----------------------
      Total Minnesota Life Insurance Company and subsidiaries equity                           3,849,246                   3,818,540
    Noncontrolling interests                                                                      30,687                      31,605
                                                                                 -----------------------     -----------------------
         Total equity                                                                          3,879,933                   3,850,145
                                                                                 -----------------------     -----------------------
            Total liabilities and equity                                         $            39,923,576     $            38,626,593
                                                                                 =======================     =======================

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
     CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
                  YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013
                                 (IN THOUSANDS)

                                                                                      2015              2014             2013
                                                                               -----------------   ---------------   --------------
Revenues:

   Premiums                                                                    $       2,220,467   $     2,039,309   $    1,792,206
   Policy and contract fees                                                              688,434           652,779          603,380
   Net investment income                                                                 689,137           664,299          639,833
   Net realized investment gains (losses)
     Other-than-temporary-impairments on fixed maturity securities                       (16,569)           (2,852)            (495)
     Other net realized investment gains (losses)                                         26,212           136,607          (36,159)
                                                                               -----------------   ---------------   --------------
       Total net realized investment gains (losses)                                        9,643           133,755          (36,654)
   Finance charge income                                                                  92,393            85,855           77,112
   Commission income                                                                     168,528           152,983          126,486
   Other income                                                                           73,232            47,204           37,938
                                                                               -----------------   ---------------   --------------
         Total revenues                                                                3,941,834         3,776,184        3,240,301
                                                                               -----------------   ---------------   --------------
Benefits and expenses:

   Policyholder benefits                                                               2,109,142         1,895,745        1,730,448
   Interest credited to policies and contracts                                           401,659           380,474          382,393
   General operating expenses                                                            713,302           656,590          599,487
   Commissions                                                                           432,467           378,368          323,229
   Administrative and sponsorship fees                                                    75,082            72,758           64,188
   Dividends to policyholders                                                              4,678             6,088            6,609
   Interest expense                                                                       10,639            10,321           10,143
   Amortization of deferred policy acquisition costs                                     212,045           216,753          187,834
   Capitalization of policy acquisition costs                                           (361,349)         (314,814)        (294,111)
                                                                               -----------------   ---------------   --------------
         Total benefits and expenses                                                   3,597,665         3,302,283        3,010,220
                                                                               -----------------   ---------------   --------------
           Income from operations before taxes                                           344,169           473,901          230,081

   Income tax expense (benefit):
       Current                                                                            46,027           124,345          103,477
       Deferred                                                                           48,153            18,181          (45,163)
                                                                               -----------------   ---------------   --------------
           Total income tax expense                                                       94,180           142,526           58,314
                                                                               -----------------   ---------------   --------------
             Net income                                                                  249,989           331,375          171,767
                Less: Net income attributable to noncontrolling interests                    468                --               --
                                                                               -----------------   ---------------   --------------
                  Net income attributable to Minnesota Life Insurance Company
                     and subsidiaries                                          $         249,521   $       331,375   $      171,767
                                                                               =================   ===============   ==============
Other comprehensive income (loss), before tax:
   Unrealized holding gains (losses) on securities arising during the period   $        (463,641)  $       308,292   $     (606,583)
   Unrealized gains (losses) on securities - other than temporary impairments             (2,129)           (2,955)          (8,352)
   Adjustment to deferred policy acquisition costs                                       208,912          (198,649)         246,061
   Adjustment to reserves                                                                 22,718           (19,585)         110,274
   Adjustment to unearned policy and contract fees                                      (106,247)          114,854          (99,756)
   Adjustment to pension and other retirement plans                                        3,952           (12,043)          10,149
                                                                               -----------------   ---------------   --------------
     Other comprehensive income (loss), before tax                                      (336,435)          189,914         (348,207)
     Income tax benefit (expense) related to items of other comprehensive
        income                                                                           117,620           (66,472)         124,078
                                                                               -----------------   ---------------   --------------
       Other comprehensive income (loss), net of tax                                    (218,815)          123,442         (224,129)
                                                                               -----------------   ---------------   --------------
         Comprehensive income (loss)                                                      31,174           454,817          (52,362)
           Less: Comprehensive income (loss) attributable to noncontrolling
                 interests                                                                   468                --               --
                                                                               -----------------   ---------------   --------------
             Comprehensive income (loss) attributable to Minnesota Life
                Insurance Company and subsidiaries                             $          30,706   $       454,817   $      (52,362)
                                                                               =================   ===============   ==============

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
                  YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013
                                 (IN THOUSANDS)

                                                                                       MINNESOTA LIFE
                                                            ACCUMULATED                   INSURANCE
                                               ADDITIONAL      OTHER                     COMPANY AND
                                     COMMON      PAID IN   COMPREHENSIVE    RETAINED    SUBSIDIARIES   NONCONTROLLING     TOTAL
                                     STOCK       CAPITAL      INCOME        EARNINGS       EQUITY        INTERESTS        EQUITY
                                   ----------  ----------  -------------  -----------  --------------  --------------  -----------
2013:
  Balance, beginning of year       $    5,000  $  196,254  $     493,645  $ 2,728,886  $    3,423,785  $           --  $ 3,423,785

   Comprehensive loss:
     Net income                            --          --             --      171,767         171,767              --      171,767
     Other comprehensive loss              --          --       (224,129)          --        (224,129)             --     (224,129)
                                                                                       --------------  --------------  -----------
      Total comprehensive loss                                                                (52,362)             --      (52,362)
                                   ----------  ----------  -------------  -----------  --------------  --------------  -----------
  Balance, end of year             $    5,000  $  196,254  $     269,516  $ 2,900,653  $    3,371,423  $           --  $ 3,371,423
                                   ==========  ==========  =============  ===========  ==============  ==============  ===========
2014:
  Balance, beginning of year       $    5,000  $  196,254  $     269,516  $ 2,900,653  $    3,371,423  $           --  $ 3,371,423

   Comprehensive income:
     Net income                            --          --             --      331,375         331,375              --      331,375
     Other comprehensive income            --          --        123,442           --         123,442              --      123,442
                                                                                       --------------  --------------  -----------
      Total comprehensive income                                                              454,817              --      454,817

   Change in accounting principle          --          --        (57,148)      57,148              --              --           --

   Dividends to stockholder                --          --             --       (7,700)         (7,700)             --       (7,700)

   Change in equity of
     noncontrolling interests              --          --             --           --              --          31,605       31,605
                                   ----------  ----------  -------------  -----------  --------------  --------------  -----------
  Balance, end of year             $    5,000  $  196,254  $     335,810  $ 3,281,476  $    3,818,540  $       31,605  $ 3,850,145
                                   ==========  ==========  =============  ===========  ==============  ==============  ===========
2015:
  Balance, beginning of year       $    5,000  $  196,254  $     335,810  $ 3,281,476  $    3,818,540  $       31,605  $ 3,850,145

   Comprehensive income:
     Net income                            --          --             --      249,521         249,521             468      249,989
     Other comprehensive loss              --          --       (218,815)          --        (218,815)             --     (218,815)
                                                                                       --------------  --------------  -----------
      Total comprehensive income                                                               30,706             468       31,174

   Change in equity of
     noncontrolling interests              --          --             --           --              --          (1,386)      (1,386)
                                   ----------  ----------  -------------  -----------  --------------  --------------  -----------
  Balance, end of year             $    5,000  $  196,254  $     116,995  $ 3,530,997  $    3,849,246  $       30,687  $ 3,879,933
                                   ==========  ==========  =============  ===========  ==============  ==============  ===========

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013
                                 (IN THOUSANDS)

                                                                         2015                   2014                  2013
                                                                ----------------------   --------------------   -------------------
CASH FLOWS FROM OPERATING ACTIVITIES

Net income                                                      $              249,989   $            331,375   $           171,767
Adjustments to reconcile net income to net cash
   provided by operating activities:
     Interest credited to annuity and insurance contracts                      258,830                266,191               281,102
     Fees deducted from policy and contract balances                          (476,389)              (451,583)             (413,537)
     Change in future policy benefits                                           59,742                 56,105                11,152
     Change in other policyholder liabilities, net                             123,827                151,934               269,047
     Amortization of deferred policy acquisition costs                         212,045                216,753               187,834
     Capitalization of policy acquisition costs                               (361,349)              (314,814)             (294,111)
     Change in premiums and fees receivable                                    (28,833)               (34,508)              (36,707)
     Deferred tax provision                                                     48,153                 18,181               (45,163)
     Change in income tax recoverables / liabilities - current                  (4,462)                (8,065)               (5,171)
     Net realized investment losses (gains)                                     (9,643)              (133,755)               36,654
     Change in reinsurance recoverables                                          8,673                (74,983)              (35,137)
     Other, net                                                                 61,024                 31,161                88,807
                                                                ----------------------   --------------------   -------------------
            Net cash provided by operating activities                          141,607                 53,992               216,537
                                                                ----------------------   --------------------   -------------------
CASH FLOWS FROM INVESTING ACTIVITIES

Proceeds from sales of:
   Fixed maturity securities                                                 2,003,169              2,255,590             2,150,401
   Equity securities                                                           287,535                256,730               131,008
   Alternative investments                                                      87,763                102,290               101,227
   Derivative instruments                                                      238,574                267,911               210,822
   Other invested assets                                                        25,679                  1,416                 1,758
Proceeds from maturities and repayments of:
   Fixed maturity securities                                                 1,075,583              1,153,092             1,129,686
   Mortgage loans                                                              306,273                183,476               183,406
Purchases and originations of:
   Fixed maturity securities                                                (4,047,304)            (3,820,423)           (3,913,558)
   Equity securities                                                          (361,671)              (238,877)             (171,521)
   Mortgage loans                                                             (494,248)              (363,852)             (405,975)
   Alternative investments                                                    (111,107)               (98,578)              (69,464)
   Derivative instruments                                                     (289,510)              (218,739)             (179,294)
   Other invested assets                                                       (22,131)                (4,966)               (2,456)
Finance receivable originations or purchases                                  (220,575)              (210,452)             (195,711)
Finance receivable principal payments                                          194,355                178,857               159,839
Securities in transit                                                           43,717                (22,235)                2,562
Other, net                                                                     (46,814)              (209,112)             (155,249)
                                                                ----------------------   --------------------   -------------------
            Net cash used for investing activities                          (1,330,712)              (787,872)           (1,022,519)
                                                                ----------------------   --------------------   -------------------
CASH FLOWS FROM FINANCING ACTIVITIES

Deposits credited to annuity and insurance contracts                         3,678,808              3,575,510             3,143,717
Withdrawals from annuity and insurance contracts                            (2,575,133)            (2,835,280)           (2,384,980)
Change in amounts drawn in excess of cash balances                              (8,628)                (5,440)               18,077
Proceeds from issuance of short-term debt                                      200,000                200,000               200,000
Payment on short-term debt                                                    (200,000)              (200,000)             (200,000)
Proceeds from issuance of long-term debt                                        50,000                 75,000                50,000
Payment on long-term debt                                                      (75,000)                    --                    --
Dividends paid to stockholder                                                       --                 (7,700)                   --
Other, net                                                                      10,140                 13,622                 4,433
                                                                ----------------------   --------------------   -------------------
            Net cash provided by financing activities                        1,080,187                815,712               831,247
                                                                ----------------------   --------------------   -------------------
Net increase (decrease) in cash and cash equivalents                          (108,918)                81,832                25,265
Cash and cash equivalents, beginning of year                                   376,520                294,688               269,423
                                                                ----------------------   --------------------   -------------------
Cash and cash equivalents, end of year                          $              267,602   $            376,520   $           294,688
                                                                ======================   ====================   ===================

See accompanying notes to consolidated financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2015, 2014 AND 2013
                                 (IN THOUSANDS)

(1)  NATURE OF OPERATIONS

     ORGANIZATION AND DESCRIPTION OF BUSINESS

     The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG)) and its subsidiaries. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

     The Company, which primarily operates in the United States, has divided its businesses into five strategic business units, which focus on various markets: Individual Financial Security, Financial Institution Group, Group Insurance, Retirement and Asset Management. Revenues, including net realized investment gains (losses), for these strategic business units and revenues reported by the Company's subsidiaries and corporate product line for the years ended December 31 were as follows:

                                                                          2015               2014               2013
                                                                     --------------     --------------     --------------
     Individual Financial Security                                   $      753,885     $      708,394     $      669,677
     Financial Institution Group                                            514,593            494,066            405,272
     Group Insurance                                                      1,951,734          1,789,855          1,599,431
     Retirement                                                             478,728            506,396            390,239
     Asset Management                                                        27,516                 --                 --
                                                                     --------------     --------------     --------------
        Total strategic business units                                    3,726,456          3,498,711          3,064,619
     Subsidiaries and corporate product line                                215,378            277,473            175,682
                                                                     --------------     --------------     --------------
           Total                                                     $    3,941,834     $    3,776,184     $    3,240,301
                                                                     ==============     ==============     ==============

     The Company serves nearly 14 million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

     The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements, and such changes in estimates are generally recorded on the consolidated statements of operations and comprehensive income (loss) in the period in which they are made.

     The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs for traditional and nontraditional insurance products, policyholder liabilities, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INSURANCE REVENUES AND EXPENSES

     Premiums on traditional life insurance products, which include individual whole life and term insurance and immediate annuities, are recognized as revenue when due. For accident and health and group life insurance products, premiums are recognized as revenue over the contract period when earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policyholder benefits and the amortization of deferred policy acquisition costs.

     Nontraditional life insurance products include individual adjustable life, universal life and variable life insurance and group universal and variable universal life insurance. Revenue from nontraditional life insurance products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to the emergence of estimated gross profits.

     Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that have not yet been received and posted are included in premiums and fees receivable on the consolidated balance sheets.

     Certain nontraditional life insurance products, specifically individual adjustable and variable life insurance, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits. Unearned revenue reserves are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income (loss).

     COMMISSION INCOME

     Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy. Commissions are refunded on cancelled policies based on the unearned portion of the premium payments.

     Commission income on investment related products is recognized on the date of sale. Related commission expense due to agents on such sales is also recognized on the date of sale.

     ADMINISTRATIVE AND SPONSORSHIP FEES

     The Company pays administrative fees to financial institutions for administrative duties performed including, but not limited to, collection and remittance of premium, assistance with premium billing, communication with loan customers and other additional clerical functions. The expense due is estimated and accrued on a quarterly basis. The Company also pays certain financial institutions sponsorship fees which are primarily based on the loss experience of the business placed by the financial institution with the Company, which are estimated and accrued on a quarterly basis based on recent historical experience and are trued up at each profit sharing year-end which occur throughout the year.

     VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME

     Fixed maturity securities, which may be sold prior to maturity and include fixed maturity securities on loan, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted using the interest yield method. The Company recognizes the excess of all cash flows over the initial investment attributable to its beneficial interest in asset-backed securities estimated at the acquisition/transaction date as interest income over the life of the Company's beneficial interest using the effective interest yield method. The Company does not accrete the discount for fixed maturity securities that are in default.

     The Company uses book value, defined as original cost adjusted for impairments and discount accretion or premium amortization, as cost for applying the retrospective adjustment method to loan-backed fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained using a commercial software application or internal estimates.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME (CONTINUED)

     Marketable equity securities and equity securities on loan are generally classified as available-for-sale and are carried at fair value. Mutual funds and exchange-traded fund investments are carried at fair value, which generally are quoted market prices of the funds' net asset value.

     Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, reserves and deferred income tax, reported as a separate component of accumulated other comprehensive income in stockholder's equity.

     Mortgage loans and mortgage loans held for investment are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the effective interest yield method. Mortgage loans for which the Company has recorded a specific valuation allowance are held at the present value of the expected future cash flows discounted at the loan's original effective interest rate, or the estimated fair value of the loan's underlying collateral.

     Alternative investments include limited partnership investments in private equity, mezzanine debt and hedge funds. These investments are carried on the consolidated balance sheets using the equity method of accounting. The Company's income from these alternative investments is included in net investment income or net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss) based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. As discussed in note 4, effective January 1, 2014, after adoption of Accounting Standards Update (ASU) 2013-08, changes in any undistributed amounts held by the investee are recorded, based on the Company's ownership share, as realized gains or losses on the consolidated statements of operations and comprehensive income (loss). Prior to January 1, 2014, changes in any undistributed amounts held by the investee were recorded, based on the Company's ownership share, as unrealized gains or losses on the consolidated statements of operations and comprehensive income (loss). The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statement issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

     Real estate, included in other invested assets on the consolidated balance sheets, represents commercial real estate acquired in satisfaction of mortgage loan debt and other properties held for sale. Real estate is considered held for sale for accounting purposes and is carried at the lower of cost or fair value less estimated cost to sell. As of December 31, 2015 and 2014, the Company had $0 and $1,828, respectively, of real estate held for sale.

     For non-structured fixed maturity securities, the Company recognizes interest income using the interest method without anticipating the impact of prepayments. The Company recognizes dividend income on equity securities upon the declaration of the dividend.

     For structured fixed maturity securities, excluding interest-only securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from outside service providers or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income.

     Policy loans are carried at the unpaid principal balance.

     Cash and cash equivalents of sufficient credit quality are carried at cost, which approximates fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

     A portion of the funds collected by the Company from its financial institution customers is restricted in its use because the Company is acting as an agent on behalf of certain insurance underwriters. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance underwriters. This sum of money is defined as unremitted premiums payable and is recorded in other liabilities on the consolidated balance sheets as discussed in detail in note 15. The use of restricted funds is limited to the satisfaction of the unremitted premiums and claims payable owed to the underwriter.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME (CONTINUED)

     The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $33,453 and $28,805 at December 31, 2015 and 2014, respectively.

     Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding unpaid principal balances reduced by an allowance for loan losses. The interest rates on the receivables outstanding at December 31, 2015 and 2014 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2015 and 2014 approximate the fair value at that date.

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses a variety of derivatives, including swaps, swaptions, futures, caps, floors, forwards and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company's financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

     Derivative instruments are carried at fair value, with changes in fair value of derivative instruments and economically hedged items recorded in net realized investment gains (losses) or, in the case of certain life insurance product economic hedging, in policyholder benefits on the consolidated statements of operations and comprehensive income (loss). Interest income generated by derivative instruments is reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees which are deemed to be embedded derivatives. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products. The embedded derivative is bifurcated from the host insurance contract and accounted for as a freestanding derivative. Embedded derivatives are carried on the consolidated balance sheets at estimated fair value and are included within policy and contract account balances and future policy and contract benefits on the consolidated balance sheets. Changes in estimated fair value are reported in net realized investment gains (losses) or in policyholder benefits on the consolidated statements of operations and comprehensive income (loss).

     The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as derivative instruments with the changes in fair value reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

     REALIZED AND UNREALIZED GAINS AND LOSSES

     Realized and unrealized gains and losses are determined using the specific security identification method. The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value. During these reviews, the Company evaluates many factors, including, but not limited to, the length of time and the extent to which the current fair value has been below the cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to hold or sell the security, and current economic conditions.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     REALIZED AND UNREALIZED GAINS AND LOSSES (CONTINUED)

     An other-than-temporary impairment (OTTI) is recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its fair value only when either the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in the fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of the projected future cash flows expected to be collected is recognized as an OTTI in earnings (credit loss). If the fair value is less than the present value of projected future cash flows expected to be collected, this portion of the OTTI related to other-than credit factors (noncredit loss) is recorded as an other comprehensive loss. When an unrealized loss on a fixed maturity security is considered temporary, the Company continues to record the unrealized loss in accumulated other comprehensive income and not in earnings.

     For non-structured fixed maturity securities, an OTTI is recorded when the Company does not expect to recover the entire amortized cost basis of the security. The Company estimates the credit component of the loss based on a number of various liquidation scenarios that it uses to assess the revised expected cash flows from the security.

     For structured fixed maturity securities, an OTTI is recorded when the Company believes that based on expected discounted cash flows, the Company will not recover all amounts due under the contractual terms of the security. The credit loss component considers inputs from outside sources, including but not limited to, default rates, delinquency rates, loan to collateral ratios, third-party guarantees, current levels of subordination, vintage, geographic concentration, credit ratings and other information that management deems relevant in forming its assessment.

     The Company utilizes an accretable yield which is the equivalent of book yield at purchase date as the factor to discount the cash flows. The book yield is also analyzed to see if it warrants any changes due to prepayment assumptions.

     For equity securities, an OTTI is recorded when the Company does not have the ability and intent to hold the security until forecasted recovery, or if the forecasted recovery is not within a reasonable period. When an OTTI has occurred, the entire difference between the equity security's cost and its fair value is charged to earnings. Equity securities that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, all equity securities that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the security. For all such equity security considerations, the Company further considers the likelihood of recovery within a reasonable period of time, as well as the intent and ability to hold such securities.

     All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as other-than-temporarily impaired or not is made based on these evaluations with documentation of the rationale for the decision.

     The Company may, from time to time, sell invested assets subsequent to the balance sheet date that were considered temporarily impaired at the balance sheet date for several reasons. The rationale for the change in the Company's intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the balance sheet date, significant unforeseen changes in the Company's liquidity needs, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the balance sheet dates for either December 31, 2015 or 2014.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     REALIZED AND UNREALIZED GAINS AND LOSSES (CONTINUED)

     The mortgage loan valuation allowance is estimated based on an evaluation of known and inherent risks within the loan portfolio and consists of an evaluation of a specific loan loss allowance and a general loan loss allowance. A specific loan loss allowance is recognized when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. A nonperforming loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of nonperforming loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The specific valuation allowance is equal to the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, or, if the loan is in the process of foreclosure or otherwise collateral dependent, the estimated fair value of the loan's underlying collateral, less estimated selling costs. Mortgage loans that are deemed uncollectible are generally written-off against the valuation allowance, and recoveries, if any, are credited to the valuation allowance. The Company may recognize a general loan loss valuation allowance when it is probable that a credit event has occurred and the amount of the loss can be reasonably estimated. Changes in the valuation allowance are recorded in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

     For a small portion of the portfolio, classified as troubled debt restructurings (TDRs), the Company grants concessions related to the borrowers' financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. If a loan is considered a TDR, the Company impairs the loan and records a specific valuation allowance, if applicable.

     SECURITIES LENDING

     Prior to the 2015 discontinuation of the Company's participation in a securities lending program, the Company, through an agent, lent certain portfolio holdings and in turn received cash collateral that was invested pursuant to the terms of an agreement with the lending agent.

     The Company accounted for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral were recorded on the consolidated balance sheets as securities held as collateral and securities lending collateral, respectively. Securities on loan remained on the Company's consolidated balance sheets and interest and dividend income earned by the Company on loaned securities was recognized in net investment income on the consolidated statements of operations and comprehensive income (loss).

     SEPARATE ACCOUNTS

     Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at the fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected on the consolidated statements of operations and comprehensive income (loss) except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and the activity related to guaranteed minimum death and withdrawal benefits.

     The Company periodically invests money in its separate accounts. At December 31, 2015 and 2014, the fair value of these investments included within equity securities on the consolidated balance sheets was $61,298 and $56,517, respectively.

     FINANCE CHARGE INCOME AND RECEIVABLES

     The Company's finance receivables portfolio primarily comprises smaller balance homogeneous loans, which are originated at the Company's network of over 150 retail branch locations in Illinois, Indiana, Kentucky, Missouri, Tennessee, and Wisconsin. The loans are originated in-person, at a branch location or through responding to an offer to lend, sent via mail. The Company also holds a smaller portfolio of retail installment notes that are primarily originated through contracts with retail stores within the same regions as the branch locations.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     FINANCE CHARGE INCOME AND RECEIVABLES (CONTINUED)

     Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding unpaid principal balances reduced by an allowance for losses.

     The Company uses the interest (actuarial) method of accounting for unearned finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges, interest and late fees on smaller balance and homogeneous finance receivables is suspended once an account has recognized 60-days of accrued charges. The account is subsequently accounted for on a cash basis. Accrual is resumed when there are less than 60-days of accrued charges. Accrual of finance charges and interest is suspended on finance receivables at the earlier of when they are contractually past due for more than 30 days or if they are considered by management to be impaired. Loan servicing fees, extension fees and late charges included in other income on the consolidated statements of operations and comprehensive income (loss) totaled $14, $13 and $11 for the years ended December 31, 2015, 2014 and 2013, respectively.

     The majority of the Company's finance receivables are smaller balance homogeneous loans. These loans have traditionally been evaluated collectively for impairment. The Company elected to bifurcate the finance receivables into three segments with an effective date of October 1, 2015. The segments are evaluated independently from one another and an allowance applied via a direct charge to operations through the provision for credit losses at an amount, which in management's judgement, based on the overall risk characteristics of the segment, changes in the character or size of the segment and the level of nonperforming assets is adequate to absorb probable losses on existing receivables. Risk characteristics include consideration of historical loss experience, adjusted for current economic conditions such as delinquency rates, unemployment, and regulatory changes. The underlying assumptions, estimates, and assessments used are updated periodically to reflect management's view of current conditions. Changes in estimates can significantly affect the allowance for losses.

     It is the Company's general policy to charge off finance receivable accounts (net of unearned finance charges) when they are deemed uncollectible or when no collections were received during the preceding six months, except for certain accounts that have been individually reviewed by management and are deemed to warrant further collection effort.

     The adequacy of the allowance for losses is highly dependent upon management's estimates of variables affecting valuation, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, evaluations, and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or collateral. These estimates are reviewed periodically and adjustments, if necessary, are recorded in the provision for credit losses in the periods in which they become known.

     Impaired loans not considered TDRs are generally larger (greater than $50) real estate secured loans that are at least 60 days past due. A loan is classified as impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to all of the contractual terms of the loan agreement. A specific valuation allowance is calculated based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance is considered to be fully collectible.

     TDRs are those loans for which the Company has granted a concession to a borrower experiencing financial difficulties without the receipt of additional consideration at time of modification. TDRs generally occur as a result of loan modifications forced by personal bankruptcy court rulings, where the Company is required to reduce the remaining future principal and/or interest payments on a loan, or due to a borrower rolling an existing loan into a newly issued loan with extended terms. The Company expects borrowers whose loans have been modified under these situations to be able to meet their contractual obligations for the remaining term of the loan. As a result, the Company generally does not increase the general allowance already recognized, based on a TDR.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     DEFERRED POLICY ACQUISITION COSTS

     The costs after the effects of reinsurance, which relate directly to the successful acquisition of new or renewal contracts, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs that can be capitalized in the successful acquisition of new or renewal contracts include incremental direct costs of acquisitions, as well as certain costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. Deferred policy acquisition costs (DAC) are subject to loss recognition and recoverability testing at least annually.

     For traditional life insurance, accident and health and group life insurance products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

     For nontraditional life insurance products and deferred annuities, DAC are amortized with interest over the expected life of the contracts in relation to the present value of estimated gross profits from investment, mortality, expense, and lapse margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account returns, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience.

     For future separate account return assumptions, the Company utilizes a mean reversion process. The Company determines an initial starting date (anchor date) to which a long-term separate account return assumption is applied in order to project an estimated mean return. The Company's future long-term separate account return assumptions ranged from 6.5% to 7.5% at December 31, 2015 and 8% at December 31, 2014 depending on the block of business, reflecting differences in contract holder fund allocations between fixed income and equity investments. Factors regarding economic outlook and management's current view of the capital markets along with a historical analysis of long-term investment returns are considered in developing the Company's long-term separate account return assumption. If the actual separate account return varies from the long-term assumption, a modified yield assumption is projected over the next five years such that the mean return equals the long-term assumption. The modified yield assumption is not permitted to be negative or in excess of 15% during the five-year reversion period.

     Changes in assumptions can have a significant impact on the amount of DAC reported for nontraditional life insurance products and deferred annuities, and the related amortization patterns. In the event actual experience differs from expected experience or future assumptions are revised to reflect management's new best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant. Any resulting impact to financial results from a change in an assumption is included in amortization of DAC on the consolidated statements of operations and comprehensive income (loss).

     DAC are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income (loss).

     The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     SALES INDUCEMENTS

     The Company defers sales inducements and amortizes them over the life of the policy utilizing the same methodology and assumptions used to amortize DAC. Deferred sales inducements are included in other assets on the consolidated balance sheets. The Company offers sales inducements for individual annuity products that credits the policyholder with a higher interest rate than the normal general account interest rate for the first year of the deposit and another sales inducement that offers an upfront bonus on variable annuities. Changes in deferred sales inducements for the periods ended December 31 were as follows:

                                                                                 2015              2014
                                                                            --------------     --------------
     Balance at beginning of year                                           $       26,321     $       25,212
     Capitalization                                                                  4,873              6,470
     Amortization and interest                                                      (3,537)            (4,424)
     Adjustment for unrealized gains (losses)                                          713               (937)
                                                                            --------------     --------------
     Balance at end of year                                                 $       28,370     $       26,321
                                                                            ==============     ==============

     GOODWILL AND OTHER INTANGIBLE ASSETS

     In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized. The Company may choose to perform a qualitative assessment in which the Company determines if the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit. If the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit, then no further review or testing is required. If the fair value of the reporting entity is not, more likely than not, greater than the carrying value of the reporting unit, or if the Company chooses not to perform a qualitative assessment, the goodwill is tested for impairment at the reporting unit level.

     The assessment or testing of goodwill is performed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: (1) a significant adverse change in legal factors or in business climate, (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. When the Company chooses to perform or determines that testing is required, the fair value of the reporting unit is estimated using a combination of the income or discounted cash flows approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

     The Company also evaluates the recoverability of other intangible assets with finite useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the fair value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be determined as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     SOFTWARE

     Computer software costs incurred for internal use are capitalized and amortized over a three to five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software and are included in property and equipment, net on the consolidated balance sheets. The Company had unamortized software costs of $66,880 and $59,798 as of December 31, 2015 and 2014, respectively, and amortized software expense of $21,868, $20,197 and $18,122 for the years ended December 31, 2015, 2014 and 2013, respectively.

     PROPERTY AND EQUIPMENT

     Property and equipment are carried at cost, net of accumulated depreciation of $144,807 and $140,112 at December 31, 2015 and 2014, respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2015, 2014 and 2013, was $11,074, $11,516, and $10,097,
     respectively.

     REINSURANCE

     Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured business. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

     POLICYHOLDER LIABILITIES

     Policy and contract account balances represent the net accumulation of funds associated with nontraditional life insurance products and deferred annuities. Additions to account balances include premiums, deposits and interest credited by the Company. Deductions to account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

     Future policy and contract benefits are comprised of reserves for traditional life insurance, group life insurance, accident and health products, immediate annuities, and guarantees on certain deferred annuity contracts. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. When estimating the expected gross margins for traditional life insurance products as of December 31, 2015, the Company has assumed an average rate of investment yields ranging from 3.27% to 5.89%.

     Certain future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available for sale. The adjustment to future policy benefits and claims represents the increase in policy reserves that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income (loss).

     Pending policy and contract claims primarily represent amounts estimated for claims incurred but not reported and claims that have been reported but not settled. Such liabilities are estimated based upon the Company's historical experience and other actuarial assumptions that consider current developments and anticipated trends.

     Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

     PARTICIPATING BUSINESS

     Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2015 and 2014, the total participating business in force was $2,260,055 and $2,362,707, respectively. As a percentage of total life insurance in force, participating business in force represents 0.3% at December 31, 2015 and 2014.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INCOME TAXES

     The Company files a life/non-life consolidated federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The Company utilizes a consolidated approach to the allocation of current taxes, whereby, the tax benefits resulting from any losses by the Company, which would be realized by Minnesota Mutual Companies, Inc. on a consolidated return, go to the benefit of the Company. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

     Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the consolidated financial statements. Any such change could significantly affect the amounts reported on the consolidated statements of operations and comprehensive income (loss). Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

     The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

(3)  RISKS

     The following is a description of certain significant risks facing the
     Company:

     CREDIT AND CASH FLOW ASSUMPTION RISK:

     Credit and cash flow assumption risk is the risk that issuers of investment securities, mortgagees on mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations or experience adverse changes to the contractual cash flow streams. The Company attempts to minimize the adverse impact of this risk by monitoring portfolio diversification by asset class, creditor, industry, and by complying with investment limitations governed by state insurance laws and regulations as applicable. The Company also considers relevant objective information available in estimating the cash flows related to structured securities. The Company monitors and manages exposures, determines whether securities are impaired or loans are deemed uncollectible, and takes charges in the period such assessments are made.

     Following below is discussion regarding particular asset class concentration of credit risk:

     CONCENTRATION OF CREDIT RISK:

        CASH AND CASH EQUIVALENTS:

        Certain financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration of credit risk. The Company places its cash and cash equivalents in investment grade securities and limits the amount of credit exposure with any one institution.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(3)  RISKS (CONTINUED)

     CONCENTRATION OF CREDIT RISK (CONTINUED):

        FINANCIAL INSTRUMENTS:

        Management attempts to limit the concentration of credit risk with respect to mortgages, fixed maturity securities, and other invested assets by diversifying the geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

        Management attempts to achieve equity security diversification through the use of style diversification and through limiting exposure to a single issuer. Alternative investment diversification is sought by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of alternative instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

        DERIVATIVES:

        The Company executes derivative transactions with ongoing counterparty exposure exclusively with highly rated counterparties. The Company has collateral arrangements in place that generally require a counterparty to post collateral when the fair value of the counterparty's derivatives reaches a pre-determined threshold. The aggregate counterparty exposure for a single counterparty is limited to 1% of admitted assets for AAA rated counterparties and 0.75% of admitted assets for A or AA rated counterparties. In addition, the combined exposure to any one issuer, including common stock, direct credit and net counterparty exposures is limited to 3% of admitted assets. Admitted assets in this context are defined as the Company's admitted assets as defined by Statutory Accounting guidance authored by the National Association of Insurance Commissioners (NAIC).

        The Company does not anticipate nonperformance by any of its derivative instrument counterparties. The Company is required to pledge collateral in order to trade in futures contracts. The Company maintains ownership of pledged securities at all times.

        The Company attempts to minimize the adverse impact of any exposure to potential loss in the event of credit default by the Company's futures contracts by the fact that the futures contracts are exchange-traded instruments and if the broker could not perform its intermediary obligations concerning the Company's futures contracts, these contracts could be transferred to a new broker with little or no financial impact to the Company.

     EQUITY MARKET RISK:

     Equity market risk is the risk that significant adverse fluctuations in the equity market can affect financial results. Risks may include, but are not limited to, potential impairments to equity security holdings, changes in the amount of fee revenue a company may be able to realize from its separate account assets, impacting estimations of future profit streams from variable products or increasing potential claims under certain contracts with guaranteed minimum benefit features and, as discussed in credit risk above, investing in equity securities as a part of the insurance company investment portfolio.

     As of December 31, 2015, approximately 97.7% of separate account assets were exposed to equity market risks across the Company's variable product offerings. The Company attempts to minimize the impact of this risk with its product offerings in traditional insurance products, which do not expose fee revenue to equity market risk and by collecting fee revenue on a transactional or annual basis rather than an asset-based basis.

     The Company holds derivative instruments in its efforts to minimize the adverse impact of equity market risks embedded within certain individual annuity and life products.

     As discussed above, the Company monitors its overall exposure to the equity market and attempts to maintain a diversified investment portfolio limiting its exposure to any single issuer.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(3)  RISKS (CONTINUED)

     INTEREST RATE RISK:

     Interest rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities. In a declining or low interest rate environment, the Company is generally not able to reinvest at comparable yields. Lower interest rates could also result in lower net investment income, guaranteed crediting rates on certain products and increased pension and other postretirement benefit obligations due to a decreased discount rate assumption. Continued low interest rates also impact DAC estimated gross profit, recoverability and other projections as well as increase the risk for loss recognition events that may require higher reserves. The Company attempts to minimize the adverse impact of this risk by maintaining a diversified portfolio of investments and monitoring cash flow patterns in order to approximately match the expected maturity of its liabilities, by employing disciplined new product development procedures and by offering a wide range of products and by operating throughout the United States.

     LEGAL/REGULATORY RISK:

     Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates could result in increased competition, reduced demand for a company's products, or additional unanticipated expenses in the pricing of a company's products. Changes in tax, fiscal and other legislation may increase corporate taxes and impact the Company's business. The Company attempts to minimize the adverse impact of this risk by offering a wide range of products and by operating throughout the United States. The Company specifically monitors its risk toward any one particular product or particular jurisdictions. The Company employs compliance practices that identify and assist in minimizing the adverse impact of this risk.

     MORTALITY RISK:

     Mortality risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation could occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company's main strategy to reduce this risk is to limit the concentration of mortality risk through geographical diversification and the purchase of reinsurance.

     RATINGS RISK:

     Ratings risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company, where such change or changes in the Company's underlying business or a combination of both could negatively impact the Company. The Company employs a strategic planning process, disciplined new product procedures, monitors its risk-based capital and other capital ratios for adequacy and maintains regular communications with the rating agencies in its efforts to minimize the adverse impact of this risk.

     REINSURANCE RISK:

     Reinsurance risk is the risk that reinsurance companies, where a company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into certain reinsurance contracts to cede a portion of its life and health business. The Company established a trust agreement when assets connected to the ceding of its Individual Disability line of business were sold. The assets in the trust are actively monitored for potential credit risk and are replaced as necessary. The Company also monitors the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

     INFORMATION SYSTEMS RISK:

     Information systems risk includes the risk that the information systems of the Company or its service providers, including telecommunications and technological systems, fail to function properly, become disabled, or are breached as a result of events or circumstances wholly or partially beyond the Company's control. The Company utilizes a variety of security measures and incident response procedures in its efforts to minimize the adverse impact of the risk.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(4)  NEW ACCOUNTING PRONOUNCEMENTS

     ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In June 2014, the Financial Accounting Standards Board (FASB) issued ASU 2014-11, Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, which requires that repurchase-to-maturity transactions and repurchase financing arrangements be accounted for as secured borrowings and provides for enhanced disclosures, including the nature of collateral pledged and the time to maturity. ASU 2014-11 was effective prospectively for the annual reporting period beginning January 1, 2015. The adoption of ASU 2014-11 had no material impact on the Company's consolidated financial statements and the required disclosures are included in note 16.

     In June 2013, the FASB issued ASU 2013-08, Financial Services - Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements, which provides comprehensive accounting guidance for assessing whether an entity is an investment company. ASU 2013-08 requires that all entities regulated under the Investment Company Act of 1940 automatically qualify as investment companies, while all other entities need to consider both the fundamental and typical characteristics of an investment company in determining whether they qualify as investment companies. ASU 2013-08 was effective for the annual reporting period beginning January 1, 2014 and was required to be applied prospectively. Upon adoption at January 1, 2014, the Company reclassified $57,148 of unrealized gains (losses), net of tax, from accumulated other comprehensive income to retained earnings related to alternative investments in entities meeting the ASU 2013-08 investment company definition. There was no impact to total stockholder's equity upon adoption. Additionally, beginning on January 1, 2014, changes in undistributed amounts related to these alternative investments in entities meeting the ASU 2013-08 investment company definition are recorded in other net realized investment gains (losses) rather than as unrealized gains or losses on the consolidated statements of operations and comprehensive income (loss).

     FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In February 2016, the FASB issued ASU 2016-02, Leases (Subtopic 842). The new guidance requires an entity to recognize lease assets and liabilities on the balance sheet and to disclose key information regarding leasing arrangements within the footnotes of the financial statements. ASU 2016-02 is effective for annual reporting periods beginning on January 1, 2019. Adoption is required utilizing a modified retrospective approach, which requires application of the new guidance for all periods presented. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

     In January 2016, the FASB issued ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, which is intended to make targeted improvements to the reporting model for financial instruments. The new guidance requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income along with certain other measurement and disclosure enhancements. ASU 2016-01 is effective for annual reporting periods beginning on January 1, 2018. Prospective application is required with a cumulative-effect adjustment to the balance sheet as of the beginning of the period of adoption. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

     In May 2015, the FASB issued ASU 2015-09, Financial Services - Insurance (Topic 944): Disclosures about Short-Duration Contracts, which requires insurance entities to provide users of financial statements with more transparent information about initial claim estimates and subsequent adjustments to these estimates, including information on: (i) reconciling from the claim development table to the balance sheet liability, (ii) methodologies and judgments in estimating claims, and (iii) the timing, and frequency of claims. ASU 2015-09 is effective for the annual reporting period beginning on January 1, 2016 and is required to be applied retroactively to all prior periods presented, except for those requirements that apply only to the current period. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

     In May 2015, the FASB issued ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value (NAV) per share as a practical expedient. Additionally, the requirements to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient are removed. ASU 2015-07 is effective for the annual reporting period beginning January 1, 2016 and is required to be applied retroactively to all prior periods presented. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

     In February 2015, the FASB issued ASU 2015-02, Consolidation (Topic 810):
     Amendments to the Consolidation Analysis, which is intended to improve targeted areas of the guidance for consolidation analysis of legal entities such as limited partnerships, limited liability corporations, and securitization structures along with simplifying and reducing the number of current GAAP consolidation models. ASU 2015-02 is effective for the annual reporting period beginning January 1, 2016. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(4)  NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

     FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

     In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), which is a comprehensive new revenue recognition standard that will supersede nearly all existing revenue recognition guidance; however, it will not impact the accounting for insurance contracts or financial instruments. The guidance requires an entity to recognize revenue reflecting the transfer of a promised good or service to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for that good or service. The guidance also requires additional disclosures. An entity may apply the new guidance using one of the following two methods: (1) retrospectively to each prior period presented, or (2) retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application. In July 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, which defers the effective date of ASU 2014-09 to the annual reporting period beginning January 1, 2018. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE

     The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of December 31, 2015 and 2014. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

     The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

          Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, money-market funds, actively-traded U.S. and international equities, investments in mutual funds with quoted market prices, certain separate account assets, and listed derivatives.

          Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include agency securities not backed by the full faith of the U.S. government, foreign government securities, publicly traded corporate fixed maturity securities, structured notes, municipal fixed maturity securities, certain mortgage and asset-backed securities, certain separate account assets, certain equity securities not priced on an exchange, and certain derivatives.

          Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include certain mortgage and asset backed securities, certain privately placed corporate fixed maturity securities, certain separate account assets and certain derivatives, including embedded derivatives associated with living benefit guarantees and equity-indexed features on certain life and annuity contracts.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

     Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

     The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis:

                                                                                   DECEMBER 31, 2015
                                                            -----------------------------------------------------------------
                                                               LEVEL 1           LEVEL 2          LEVEL 3           TOTAL
                                                            -------------    --------------    -------------    -------------
     Fixed maturity securities, available-for-sale:
       U.S. government securities                           $     361,143    $           --    $          --    $     361,143
       Agencies not backed by the full faith and
        credit of the U.S. government                                  --           773,688               --          773,688
       Foreign government securities                                   --            38,526               --           38,526
       Corporate securities                                            --         6,732,113          904,066        7,636,179
       Asset-backed securities                                         --           358,640           45,488          404,128
       Commercial mortgage-backed securities (CMBS)                    --         1,224,987           22,734        1,247,721
       Residential mortgage-backed securities (RMBS)                   --         2,043,276               64        2,043,340
                                                            -------------    --------------    -------------    -------------
         Total fixed maturity securities, available-
          for-sale                                                361,143        11,171,230          972,352       12,504,725
     Equity securities, available-for-sale                        442,665            62,316              113          505,094
     Derivative instruments:
       TBA derivative instruments                                      --            43,887               --           43,887
       Other derivative instruments                                    12           174,640               --          174,652
                                                            -------------    --------------    -------------    -------------
         Total derivative instruments                                  12           218,527               --          218,539
                                                            -------------    --------------    -------------    -------------
              Total investments                                   803,820        11,452,073          972,465       13,228,358
     Cash equivalents                                             191,088                --               --          191,088
     Separate account assets                                    3,524,875        16,203,929            1,613       19,730,417
                                                            -------------    --------------    -------------    -------------
              Total financial assets                        $   4,519,783    $   27,656,002    $     974,078    $  33,149,863
                                                            =============    ==============    =============    =============

     Policy and contract account balances (1)               $          --    $           --    $     102,696    $     102,696
     Future policy and contract benefits (1)                           --                --           54,512           54,512
     Derivative instruments (2)                                        30            14,220               --           14,250
                                                            -------------    --------------    -------------    -------------
              Total financial liabilities                   $          30    $       14,220    $     157,208    $     171,458
                                                            =============    ==============    =============    =============

     (1) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and equity-indexed annuity and life products are considered embedded derivatives, resulting in the related liabilities being separated from the host contract and recognized at fair value.

     (2)  Included in other liabilities on the consolidated balance sheets.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis (Continued):

                                                                                   DECEMBER 31, 2014
                                                            -----------------------------------------------------------------
                                                               LEVEL 1           LEVEL 2          LEVEL 3           TOTAL
                                                            -------------    --------------    -------------    -------------
     Fixed maturity securities, available-for-sale:
       U.S. government securities                           $     230,252    $           --    $          --    $     230,252
       Agencies not backed by the full faith and
        credit of the U.S. government                                  --           548,638               --          548,638
       Foreign government securities                                   --            38,966               --           38,966
       Corporate securities                                            --         6,366,958          913,393        7,280,351
       Asset-backed securities                                         --           343,360           38,724          382,084
       CMBS                                                            --         1,088,933               --        1,088,933
       RMBS                                                            --         2,357,296              132        2,357,428
                                                            -------------    --------------    -------------    -------------
         Total fixed maturity securities, available-
          for-sale                                                230,252        10,744,151          952,249       11,926,652
     Equity securities, available-for-sale                        393,716            41,066              170          434,952
     Fixed maturity securities on loan:
       U.S. government securities                                   1,648                --               --            1,648
       Corporate securities                                            --            43,406               --           43,406
                                                            -------------    --------------    -------------    -------------
         Total fixed maturity securities on loan                    1,648            43,406               --           45,054
     Equity securities on loan                                      2,575                --               --            2,575
     Derivative instruments:
       TBA derivative instruments                                      --            29,115               --           29,115
       Other derivative instruments                                    10           228,876               --          228,886
                                                            -------------    --------------    -------------    -------------
         Total derivative instruments                                  10           257,991               --          258,001
                                                            -------------    --------------    -------------    -------------
              Total investments                                   628,201        11,086,614          952,419       12,667,234
     Cash equivalents                                             291,356                --               --          291,356
     Securities held as collateral                                 23,805             5,593               --           29,398
     Separate account assets                                    3,279,626        16,208,458            1,122       19,489,206
                                                            -------------    --------------    -------------    -------------
              Total financial assets                        $   4,222,988    $   27,300,665    $     953,541    $  32,477,194
                                                            =============    ==============    =============    =============

     Policy and contract account balances (1)               $          --    $           --    $     149,594    $     149,594
     Future policy and contract benefits (1)                           --                --           41,909           41,909
     Derivative instruments (2)                                        27            39,547               --           39,574
     Securities lending collateral                                 23,805             6,662               --           30,467
                                                            -------------    --------------    -------------    -------------
              Total financial liabilities                   $      23,832    $       46,209    $     191,503    $     261,544
                                                            =============    ==============    =============    =============

     (1) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and equity-indexed annuity and life products are considered embedded derivatives, resulting in the related liabilities being separated from the host contract and recognized at fair value.

     (2)  Included in other liabilities on the consolidated balance sheets.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

     FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE AND ON LOAN

     When available, fair values of fixed maturity are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

     When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available. The Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company's primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the evaluation inputs for securities covered and publishes and updates a summary of inputs used in its valuations by major security type. The market inputs utilized in the pricing evaluation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about a security's valuation, it discontinues providing a valuation for the security. In this instance, the Company would be required to produce an estimate of fair value.

     Prices are reviewed by affiliated asset managers and management to validate reasonability. Fixed maturity securities with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the security remains within Level 2.

     For fixed maturity securities where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement securities or securities that do not trade regularly - a matrix pricing, discounted cash flow or other model is used. The pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Certain other valuations are based on independent non-binding broker quotes. Fixed maturity securities valued using pricing models or broker quotes are reflected in Level 3.

     EQUITY SECURITIES, AVAILABLE-FOR-SALE AND ON LOAN

     The Company's equity securities consist primarily of investments in common stock of publicly traded companies. The fair values of equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1. The Company carries certain equity securities that are not priced on an exchange classified within Level 2. The Company receives these prices from third party pricing services using observable inputs for identical or similar assets in active markets. The Company carries a small amount of non-exchange traded equity securities classified within Level 3. The fair value of these securities is based on at least one or more significant unobservable input.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     DERIVATIVE INSTRUMENTS

     Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

     The majority of the Company's derivative positions are traded in the over-the-counter (OTC) derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company's valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

     CASH EQUIVALENTS

     Cash equivalents include money market instruments and highly rated commercial paper. Money market instruments are generally valued using unadjusted quoted prices in active markets and are reflected in Level 1.

     SEPARATE ACCOUNT ASSETS

     Separate account assets are reported as a summarized total and are carried at estimated fair value based on the underlying assets in which the separate accounts are invested. Valuations for fixed maturity securities, equity securities and cash equivalents are determined consistent with similar instruments as previously described. Valuations for certain mutual funds and pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information.

     POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS

     Policy and contract account balances and future policy and contract account benefits include liabilities for living benefit guarantees and equity-indexed features on certain annuity contracts and life insurance policies accounted for as embedded derivatives. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

     The fair value for embedded derivatives is estimated using the present value of future benefits less the present value of future fees over the expected lives of the contracts using various capital market and actuarial assumptions. The cash flows are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives includes an adjustment for the Company's own credit risk and other non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to peer companies' debt ratings and the Company's own claims paying ability.

     Other significant inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include capital market assumptions, such as interest rate and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS (CONTINUED)

     These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of embedded derivatives are unobservable and are considered to be significant inputs to the valuations, the embedded derivatives have been reflected within Level 3.

     The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2015:

                                                       TOTAL REALIZED AND
                                                    UNREALIZED GAINS (LOSSES)
                                                          INCLUDED IN:
                                                  ---------------------------
                                                                   OTHER         TRANSFERS   TRANSFERS    PURCHASES,
                                    BALANCE  AT      NET        COMPREHENSIVE      IN TO      OUT OF      SALES AND       BALANCE
                                     BEGINNING      INCOME         INCOME         LEVEL 3     LEVEL 3     SETTLEMENTS,   AT END OF
                                     OF YEAR         (1)           (LOSS)           (2)         (2)         NET (3)         YEAR
                                    -----------   ----------    -------------    ----------  ---------   ------------   -----------
   Fixed maturity securities,
     available-for sale:
      Corporate securities          $   913,393   $      (82)   $     (30,735)   $       --  $      --   $     21,490   $   904,066
      Asset-backed securities            38,724           --           (1,872)           --         --          8,636        45,488
      CMBS                                   --           --               74            --         --         22,660        22,734
      RMBS                                  132        1,956               37            --         --         (2,061)           64
                                    -----------   ----------    -------------    ----------  ---------   ------------   -----------
       Total fixed maturity
         securities, available-
         for-sale                       952,249        1,874          (32,496)           --         --         50,725       972,352
   Equity securities,
     available-for-sale                     170           --              (57)           --         --             --           113
   Separate account assets                1,122           --              518             9       (130)            94         1,613
                                    -----------   ----------    -------------    ----------  ---------   ------------   -----------
         Total financial assets     $   953,541   $    1,874    $     (32,035)   $        9  $    (130)  $     50,819   $   974,078
                                    ===========   ==========    =============    ==========  =========   ============   ===========

  (1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

  (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

  (3) The following table provides the bifurcation of the net purchases, sales and settlements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2015:

                                                                                                           PURCHASES,
                                                                                                           SALES AND
                                                                                                          SETTLEMENTS,
                                                         PURCHASES          SALES         SETTLEMENTS         NET
                                                      ---------------  --------------   --------------   --------------
      Fixed maturity securities, available-for-sale:
       Corporate securities                           $       148,051  $      (17,061)  $     (109,500)  $       21,490
       Asset-backed securities                                 10,000              --           (1,364)           8,636
       CMBS                                                    22,660              --               --           22,660
       RMBS                                                        --          (1,932)            (129)          (2,061)
                                                      ---------------  --------------   --------------   --------------
        Total fixed maturity securities, available-
         for-sale                                             180,711         (18,993)        (110,993)          50,725
      Separate account assets                                      94              --               --               94
                                                      ---------------  --------------   --------------   --------------
            Total financial assets                    $       180,805  $      (18,993)  $     (110,993)  $       50,819
                                                      ===============  ==============   ==============   ==============

     The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2014:

                                                         TOTAL REALIZED AND
                                                      UNREALIZED GAINS (LOSSES)
                                                           INCLUDED IN:
                                                    ---------------------------
                                                                      OTHER       TRANSFERS  TRANSFERS   PURCHASES,
                                        BALANCE AT       NET      COMPREHENSIVE     IN TO      OUT OF    SALES AND      BALANCE
                                        BEGINNING      INCOME         INCOME       LEVEL 3    LEVEL 3   SETTLEMENTS,   AT END OF
                                         OF YEAR         (1)          (LOSS)         (2)        (2)        NET (3)       YEAR
                                       -----------  ------------  -------------  ----------  ---------  ------------  -----------
      Fixed maturity securities,
       available-for sale:
        Agencies not backed by the
         full faith and credit of the
         U.S. government               $     1,468  $         --  $         (23) $       --  $    (445) $     (1,000) $        --

        Corporate securities               937,909         1,034         17,164          --    (22,869)      (19,845)     913,393

        Asset-backed securities            140,060           874         (2,861)         --    (55,334)      (44,015)      38,724

        CMBS                                14,520            --             --          --    (14,520)           --           --
        RMBS                                   287            76            (97)         33         --          (167)         132
                                       -----------  ------------  -------------  ----------  ---------  ------------  -----------
         Total fixed maturity
          securities, available-for-
          sale                           1,094,244         1,984         14,183          33    (93,168)      (65,027)     952,249
      Equity securities,
       available-for-sale                      196            --            (35)         --         --             9          170
      Fixed maturity securities,
       on loan:
       Asset-backed securities               3,009            --             --          --     (3,009)           --           --

      Separate account assets                4,265            --           (859)        150     (3,011)          577        1,122
                                       -----------  ------------  -------------  ----------  ---------  ------------  -----------
            Total financial assets     $ 1,101,714  $      1,984  $      13,289  $      183  $ (99,188) $    (64,441) $   953,541
                                       ===========  ============  =============  ==========  =========  ============  ===========

      (1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

      (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

      (3) The following table provides the bifurcation of the net purchases, sales and settlements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2014:

                                                                                                           PURCHASES,
                                                                                                           SALES AND
                                                                                                          SETTLEMENTS,
                                                         PURCHASES          SALES         SETTLEMENTS         NET
                                                      ---------------  --------------   --------------   --------------
      Fixed maturity securities, available-for-sale:
        Agencies not backed by the full faith and
         credit of the U.S. government                $            --  $           --   $       (1,000)  $       (1,000)
        Corporate securities                                  111,654         (34,928)         (96,571)         (19,845)
        Asset-backed securities                                    --          (4,151)         (39,864)         (44,015)
        RMBS                                                       --              --             (167)            (167)
                                                      ---------------  --------------   --------------   --------------
          Total fixed maturity securities,
           available-for-sale                                 111,654         (39,079)        (137,602)         (65,027)
      Equity securities, available-for-sale                         9              --               --                9
      Separate account assets                                   1,032            (424)             (31)             577
                                                      ---------------  --------------   --------------   --------------
            Total financial assets                    $       112,695  $      (39,503)  $     (137,633)  $      (64,441)
                                                      ===============  ==============   ==============   ==============

     Transfers of securities among the levels occur at the beginning of the reporting period.

     There were no transfers between Level 1 and Level 2 for the years ended December 31, 2015 and 2014.

     There were no changes in unrealized gains (losses) included in net income related to Level 3 assets held as of December 31, 2015 and 2014.

     The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2015:

                                                             TOTAL REALIZED AND
                                                         UNREALIZED (GAINS) LOSSES
                                                               INCLUDED IN:
                                                         -------------------------
                                                                         OTHER
                                             BALANCE AT     NET      COMPREHENSIVE   TRANSFERS  TRANSFERS                  BALANCE
                                             BEGINNING     INCOME       INCOME         IN TO     OUT OF                  AT END OF
                                              OF YEAR       (1)         (LOSS)        LEVEL 3    LEVEL 3    SETTLEMENTS     YEAR
                                            -----------  ----------  -------------  ----------  ---------  ------------  ----------
      Policy and contract account balances  $   149,594  $  (46,898) $          --  $       --  $      --  $         --  $  102,696
      Future policy and contract benefits        41,909      12,636             --          --         --           (33)     54,512
                                            -----------  ----------  -------------  ----------  ---------  ------------  ----------
         Total financial liabilities        $   191,503  $  (34,262) $          --  $       --  $      --  $        (33) $  157,208
                                            ===========  ==========  =============  ==========  =========  ============  ==========

      (1) The amounts in this column related to future policy and contract benefits are reported as losses within net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss) and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income (loss).

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2014:

                                                              TOTAL REALIZED AND
                                                          UNREALIZED (GAINS) LOSSES
                                                                INCLUDED IN:
                                                          -------------------------
                                                                          OTHER
                                            BALANCE AT        NET     COMPREHENSIVE  TRANSFERS   TRANSFERS                  BALANCE
                                             BEGINNING      INCOME        INCOME       IN TO      OUT OF                   AT END OF
                                              OF YEAR         (1)         (LOSS)      LEVEL 3     LEVEL 3   SETTLEMENTS      YEAR
                                            -----------   ----------  -------------  ----------  ---------  -----------   ----------
      Policy and contract account balances  $   125,087   $   24,507  $          --  $       --  $      --  $        --   $  149,594
      Future policy and contract benefits          (853)      42,816             --          --         --          (54)      41,909
                                            -----------   ----------  -------------  ----------  ---------  -----------   ----------
         Total financial liabilities        $   124,234   $   67,323  $          --  $       --  $      --  $       (54)  $  191,503
                                            ===========   ==========  =============  ==========  =========  ===========   ==========

      (1) The amounts in this column related to future policy and contract benefits are reported as gains within net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss) and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income (loss).

     The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2015 was $31,873, of which $(14,561) was included in net realized investment gains (losses) and $46,434 was included in policyholder benefits on the consolidated statements of operations and comprehensive income (loss). The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2014 was $(67,845), of which $(43,145) was included in net realized investment gains (losses) and $(24,700) was included in policyholder benefits on the consolidated statements of operations and comprehensive income (loss).

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES

     The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2015:

                                                                                                                  RANGE
LEVEL 3 INSTRUMENT                          FAIR VALUE     VALUATION TECHNIQUE      UNOBSERVABLE INPUT       (WEIGHTED AVERAGE)
----------------------------------------  -------------  -----------------------  ----------------------  -----------------------
Fixed maturity securities,
  available-for-sale:

                                                                                  Yield/spread to            73 bps - 422 bps
  Corporate securities                    $     903,886   Discounted cash flow    U.S. Treasuries (1)           (183 bps)

                                                                                  Yield/spread to           88 bps - 1,097 bps
  Asset-backed securities                        40,488   Discounted cash flow    U.S. Treasuries (1)           (231 bps)

                                                                                  Yield/spread to           153 bps - 189 bps
  CMBS                                           22,734   Discounted cash flow    U.S. Treasuries (1)           (173 bps)

Liabilities:

  Policy and contract                                     Discounted cash flow/   Mortality rates (2)       Annuity 2000 table
   account balances                       $     102,696      Option pricing       Lapse rates (3)               0% to 16%
                                                               techniques         Market volatility (6)         0% to 30%

                                                                                                                1983a and
  Future policy and contract                              Discounted cash flow/   Mortality rates (2)       annuity 2000 table
   benefits                                      54,512      Option pricing       Lapse rates (3)               0% to 15%
                                                               techniques         Utilization rates (4)         0% to 100%
                                                                                  Withdrawal rates (5)           0% to 7%
                                                                                  Market volatility (6)         0% to 20%
                                                                                  Nonperformance
                                                                                   risk spread (7)                 0.2%

     (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

     (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

     (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

     (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

     (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

     (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

     (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES
     (CONTINUED)

     The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2014:

                                                                                                                  RANGE
LEVEL 3 INSTRUMENT                      FAIR VALUE       VALUATION TECHNIQUE       UNOBSERVABLE INPUT       (WEIGHTED AVERAGE)
------------------------------------  ---------------   -----------------------  -----------------------  -----------------------
Fixed maturity securities,
  available-for-sale:

                                                                                 Yield/spread to             52 bps - 226 bps
  Corporate securities                $       912,698    Discounted cash flow    U.S. Treasuries (1)            (133 bps)

                                                                                 Yield/spread to             83 bps - 581 bps
  Asset-backed securities                      37,413    Discounted cash flow    U.S. Treasuries (1)            (173 bps)

Liabilities:

  Policy and contract                                   Discounted cash flow/    Mortality rates (2)        Annuity 2000 table
   account balances                                         Option pricing       Lapse rates (3)                0% to 16%
                                      $       149,594         techniques         Market volatility (6)          0% to 30%

                                                                                                                1983a and
  Future policy and contract                            Discounted cash flow/    Mortality rates (2)        annuity 2000 table
   benefits                                    41,909       Option pricing       Lapse rates (3)                0% to 15%
                                                              techniques         Utilization rates (4)          0% to 100%
                                                                                 Withdrawal rates (5)            0% to 7%
                                                                                 Market volatility (6)          0% to 20%
                                                                                 Nonperformance
                                                                                  risk spread (7)                  0.2%

     (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

     (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

     (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

     (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

     (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

     (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

     (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

     Level 3 measurements not included in the tables above are obtained from non-binding broker quotes where observable inputs are not reasonably available to the Company.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     SENSITIVITY OF FAIR VALUE MEASUREMENTS TO CHANGES IN UNOBSERVABLE INPUTS

     The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities previously described:

     FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE

     For any increase (decrease) in the yield/spread to U.S. Treasuries, the fair value of the assets will decrease (increase).

     POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT
     BENEFITS

     For any increase (decrease) in mortality rate, lapse rate and nonperformance risk spread inputs, the fair value of the liabilities will decrease (increase). For any increase (decrease) in the utilization, withdrawal and market volatility rates, the fair value of the liabilities will increase (decrease).

     For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

     NON-RECURRING FAIR VALUE MEASUREMENTS

     The Company did not have any financial assets measured at fair value on a non-recurring basis at December 31, 2015.

     The following tables summarize the Company's financial assets measured at fair value on a non-recurring basis at December 31, 2014:

                                                 LEVEL 1               LEVEL 2              LEVEL 3                TOTAL
                                             ----------------      ----------------     ----------------     ----------------
     Mortgage loans                          $             --      $             --     $          5,300     $          5,300
     Other invested assets:
       Real estate held for sale                           --                    --                1,828                1,828
                                             ----------------      ----------------     ----------------     ----------------
         Total financial assets              $             --      $             --     $          7,128     $          7,128
                                             ================      ================     ================     ================

     Mortgage loans represent loans that are held for sale. Real estate held for sale represents commercial real estate acquired in satisfaction of mortgage loan debt. The estimated fair values are obtained from third-party and/or internal appraisals less estimated costs to sell. The estimated fair values are categorized as Level 3 due to lack of transparency and unobservability in collateral valuation.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR
     VALUE

     The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the consolidated balance sheets.

     The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value.

                                                                               DECEMBER 31, 2015
                                                  -----------------------------------------------------------------------------
                                                     CARRYING                                 FAIR
                                                       VALUE                                  VALUE
                                                  --------------  -------------------------------------------------------------
                                                      TOTAL          LEVEL 1         LEVEL 2        LEVEL 3          TOTAL
                                                  --------------  --------------  --------------  -------------   -------------
Assets:
   Mortgage loans, net                            $    2,122,837  $           --  $           --  $   2,158,377   $   2,158,377
   Policy loans                                          410,997              --              --        496,430         496,430

Liabilities:
   Deferred annuities                             $    2,122,335  $           --  $           --  $   2,231,728   $   2,231,728
   Annuity certain contracts                              78,588              --              --         81,225          81,225
   Other fund deposits                                 2,055,178              --              --      2,048,340       2,048,340
   Supplementary contracts
    without life contingencies                           103,352              --              --        103,352         103,352
   Short-term debt                                        50,000              --              --         50,000          50,000
   Long-term debt                                        368,000              --              --        370,517         370,517
   Separate account liabilities                       12,927,264       3,524,875       9,400,776          1,613      12,927,264

                                                                               DECEMBER 31, 2014
                                                  -----------------------------------------------------------------------------
                                                     CARRYING                                 FAIR
                                                       VALUE                                  VALUE
                                                  --------------  -------------------------------------------------------------
                                                       TOTAL          LEVEL 1         LEVEL 2        LEVEL 3          TOTAL
                                                  --------------  --------------  --------------  -------------   -------------
Assets:
   Mortgage loans, net                            $    1,930,683  $           --  $           --  $   2,022,665   $   2,022,665
   Policy loans                                          380,603              --              --        450,398         450,398

Liabilities:
   Deferred annuities                             $    2,213,072  $           --  $           --  $   2,347,583   $   2,347,583
   Annuity certain contracts                              74,866              --              --         79,223          79,223
   Other fund deposits                                 1,965,138              --              --      1,962,082       1,962,082
   Supplementary contracts
    without life contingencies                            89,997              --              --         89,997          89,997
   Short-term debt                                        50,000              --              --         50,000          50,000
   Long-term debt                                        393,000              --              --        395,434         395,434
   Separate account liabilities                       12,659,745       3,279,626       9,378,997          1,122      12,659,745

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE (CONTINUED)

     Fair values of mortgage loans are based upon matrix pricing and discounted cash flows which may not necessarily equal the exit price a market participant would pay for the loan. Fair values of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

     The fair values of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, are estimated to be the amount payable on demand as of December 31, 2015 and 2014 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

     The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

     The carrying amount of short-term debt approximates the fair value. The fair value of long-term debt is estimated based primarily on borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.

     Certain separate account liabilities represent balances due to policyholders under contracts that are classified as investment contracts. Since these separate account liabilities are fully funded by the cash flows from the separate account assets which are recognized at estimated fair value, the value of those assets approximates the carrying and fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

(6)  INVESTMENTS

     FIXED MATURITY AND EQUITY SECURITIES

     The Company's fixed maturity portfolio consists primarily of public and private corporate fixed maturity securities, mortgage and other asset backed securities, and U.S. government and agency obligations.

     The carrying value of the Company's fixed maturity portfolio totaled $12,504,725 and $11,971,706 at December 31, 2015 and 2014, respectively.
     Fixed maturity securities represent 75.0% and 75.5% of total invested assets at December 31, 2015 and 2014, respectively. At December 31, 2015 and 2014, publicly traded fixed maturity securities comprised 86.3% and 80.5%, respectively, of the total fixed maturity portfolio.

     The Company invests in private placement fixed maturity securities to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded securities. Generally, private placement fixed maturity securities provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement securities generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded fixed maturity securities.

     The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

     The Company's RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (E.G., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or "private label" issuers. The Company's RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company's portfolio consisted of $1,981,529 and $2,285,683 agency backed RMBS and $61,811 and $71,745 non-agency backed RMBS as of December 31, 2015 and 2014, respectively. The Company's RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards. The fair value of the Company's subprime securities as of December 31, 2015 was $4,929 with unrealized losses totaling $61. The fair value of the Company's subprime securities as of December 31, 2014 was $8,405 with unrealized losses totaling $72.

     The Company's asset-backed securities investment portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

     The equity securities portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company's equity security portfolio totaled $505,094 and $437,527 as of December 31, 2015 and 2014, respectively.

     The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:

                                                                   GROSS          GROSS
                                                 AMORTIZED      UNREALIZED      UNREALIZED        OTTI IN
     DECEMBER 31, 2015                             COST            GAINS          LOSSES          AOCL (1)      FAIR VALUE
     --------------------------------------   --------------   --------------  --------------  -------------   -------------
     U.S. government securities               $      340,859   $       21,104  $          820  $          --   $     361,143
     Agencies not backed by the full faith
       and credit of the U.S. government             750,434           26,010           2,756             --         773,688
     Foreign government securities                    34,194            4,332              --             --          38,526
     Corporate securities                          7,562,245          258,728         186,069         (1,275)      7,636,179
     Asset-backed securities                         390,719           14,959           2,023           (473)        404,128
     CMBS                                          1,230,790           25,328          11,661         (3,264)      1,247,721
     RMBS                                          1,938,384          106,434           1,372            106       2,043,340
                                              --------------   --------------  --------------  -------------   -------------
        Total fixed maturity securities,
          available-for-sale                      12,247,625          456,895         204,701         (4,906)     12,504,725
     Equity securities - unaffiliated                461,651           56,721          13,278             --         505,094
                                              --------------   --------------  --------------  -------------   -------------
             Total                            $   12,709,276   $      513,616  $      217,979  $      (4,906)  $  13,009,819
                                              ==============   ==============  ==============  =============   =============

     (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

     The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows (Continued):

                                                                   GROSS          GROSS
                                                AMORTIZED       UNREALIZED      UNREALIZED       OTTI IN
     DECEMBER 31, 2014                             COST            GAINS          LOSSES         AOCL (1)       FAIR VALUE
     --------------------------------------   --------------   --------------  --------------  -------------   -------------
     U.S. government securities               $      205,029   $       25,756  $          533  $          --   $     230,252
     Agencies not backed by the full faith
       and credit of the U.S. government             526,255           24,721           2,338             --         548,638
     Foreign government securities                    33,795            5,171              --             --          38,966
     Corporate securities                          6,849,148          454,572          25,776         (2,407)      7,280,351
     Asset-backed securities                         360,701           21,891           1,026           (518)        382,084
     CMBS                                          1,042,703           43,396           2,642         (5,476)      1,088,933
     RMBS                                          2,222,247          137,494             947          1,366       2,357,428
                                              --------------   --------------  --------------  -------------   -------------
          Total fixed maturity securities,
             available-for-sale                   11,239,878          713,001          33,262         (7,035)     11,926,652
     Equity securities - unaffiliated                364,775           74,833           4,656             --         434,952
                                              --------------   --------------  --------------  -------------   -------------
               Total                          $   11,604,653   $      787,834  $       37,918  $      (7,035)  $  12,361,604
                                              ==============   ==============  ==============  =============   =============

     (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

     The amortized cost, gross unrealized gains and losses, OTTI recognized in AOCL and fair value of fixed maturity and equity securities on loan by type of investment were as follows:

                                                                    GROSS          GROSS
                                                 AMORTIZED       UNREALIZED      UNREALIZED        OTTI IN
     DECEMBER 31, 2014                              COST            GAINS          LOSSES            AOCL        FAIR VALUE
     ---------------------------------------  --------------   --------------   --------------   -------------  -------------
     U.S. government securities               $        1,653   $           --   $            5   $          --  $       1,648
     Corporate securities                             43,792            1,606            1,992              --         43,406
                                              --------------   --------------   --------------   -------------  -------------
        Total fixed maturity securities               45,445            1,606            1,997              --         45,054
     Equity securities - unaffiliated                  2,190              467               82              --          2,575
                                              --------------   --------------   --------------   -------------  -------------
               Total                          $       47,635   $        2,073   $        2,079   $          --  $      47,629
                                              ==============   ==============   ==============   =============  =============

     The amortized cost and fair value of fixed maturity securities at December 31, 2015, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                          AVAILABLE-FOR-SALE
                                                                -------------------------------------
                                                                    AMORTIZED             FAIR
                                                                      COST                VALUE
                                                                ----------------     ----------------
     Due in one year or less                                    $        396,588     $        402,215
     Due after one year through five years                             2,303,705            2,443,716
     Due after five years through ten years                            3,252,386            3,272,651
     Due after ten years                                               2,735,053            2,690,954
                                                                ----------------     ----------------
                                                                       8,687,732            8,809,536
     Asset-backed and mortgage-backed securities                       3,559,893            3,695,189
                                                                ----------------     ----------------
        Total                                                   $     12,247,625     $     12,504,725
                                                                ================     ================

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

     The Company had certain investments with a reported fair value lower than the cost of the investments as follows:

                                                                                  DECEMBER 31, 2015
                                                              -------------------------------------------------------------
                                                                                 LESS THAN 12 MONTHS
                                                              -------------------------------------------------------------
                                                                                               UNREALIZED
                                                                                               LOSSES AND
                                                                                AMORTIZED       OTTI IN
                                                               FAIR VALUE         COST            AOCL      SECURITY COUNT
                                                              ------------      ----------     -----------  --------------
     U.S. government securities                               $     95,174      $   95,708     $       534              28
     Agencies not backed by the full faith and
       credit of the U.S. government                               101,077         102,889           1,812              19
     Corporate securities                                        2,491,897       2,654,491         162,594             500
     Asset-backed securities                                       103,449         104,848           1,399              19
     CMBS                                                          546,958         558,130          11,172              50
     RMBS                                                           88,513          89,471             958              26
     Equity securities - unaffiliated                              150,665         160,641           9,976              94

                                                                                  DECEMBER 31, 2015
                                                              -------------------------------------------------------------
                                                                                 12 MONTHS OR GREATER
                                                              -------------------------------------------------------------
                                                                                               UNREALIZED
                                                                                               LOSSES AND
                                                                                AMORTIZED       OTTI IN
                                                               FAIR VALUE         COST            AOCL      SECURITY COUNT
                                                              ------------      ----------     -----------  --------------
     U.S. government securities                               $      6,208      $    6,494     $       286               4
     Agencies not backed by the full faith and
       credit of the U.S. government                                36,701          37,645             944               6
     Corporate securities                                          120,128         143,897          23,769              51
     Asset-backed securities                                        13,838          14,462             624               2
     CMBS                                                           14,754          15,291             537               4
     RMBS                                                           39,971          42,381           2,410              30
     Equity securities - unaffiliated                               20,429          23,731           3,302              20

                                                                                  DECEMBER 31, 2014
                                                        -----------------------------------------------------------------------
                                                                                 LESS THAN 12 MONTHS
                                                        -----------------------------------------------------------------------
                                                                                                UNREALIZED
                                                                                                LOSSES AND
                                                                              AMORTIZED           OTTI IN
                                                           FAIR VALUE           COST                AOCL        SECURITY COUNT
                                                        ----------------   ----------------   ---------------  ----------------
    U.S. government securities                          $         17,036   $         17,131    $           95                 7
    Agencies not backed by the full faith and
      credit of the U.S. government                               14,406             14,488                82                 4
    Corporate securities                                         539,310            556,186            16,876               182
    Asset-backed securities                                       21,379             21,600               221                 6
    CMBS                                                          18,297             18,417               120                 4
    RMBS                                                           1,924              1,929                 5                 3
    Equity securities - unaffiliated                              56,943             60,325             3,382                66

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

     The Company had certain investments with a reported fair value lower than the cost of the investments as follows (Continued):


                                                                                  DECEMBER 31, 2014
                                                        -----------------------------------------------------------------------
                                                                                 12 MONTHS OR GREATER
                                                        -----------------------------------------------------------------------
                                                                                                UNREALIZED
                                                                                                LOSSES AND
                                                                                AMORTIZED         OTTI IN
                                                              FAIR VALUE          COST             AOCL        SECURITY COUNT
                                                           ----------------   -------------    -------------  ----------------
     U.S. government securities                            $         14,295   $      14,733    $         438                13
     Agencies not backed by the full faith and
       credit of the U.S. government                                 66,767          69,023            2,256                10
     Corporate securities                                           248,496         257,396            8,900                66
     Asset-backed securities                                         28,575          29,380              805                 5
     CMBS                                                           162,425         164,984            2,559                18
     RMBS                                                            67,919          72,168            4,249                39
     Equity securities - unaffiliated                                10,301          11,575            1,274                 9

     The Company had certain investments on loan with a reported fair value lower than the cost of the investments as follows:

                                                                                  DECEMBER 31, 2014
                                                        ----------------------------------------------------------------------
                                                                                 LESS THAN 12 MONTHS
                                                        ----------------------------------------------------------------------
                                                                                               UNREALIZED
                                                                                               LOSSES AND
                                                                             AMORTIZED           OTTI IN
                                                          FAIR VALUE           COST               AOCL         SECURITY COUNT
                                                        ---------------   ---------------    ---------------  ----------------
     U.S. government securities                         $         1,648   $         1,653    $             5                 1
     Corporate securities                                         6,213             6,552                339                 2
     Equity securities - unaffiliated                               912               994                 82                 1

                                                                                  DECEMBER 31, 2014
                                                        ----------------------------------------------------------------------
                                                                                 12 MONTHS OR GREATER
                                                        ----------------------------------------------------------------------
                                                                                               UNREALIZED
                                                                                               LOSSES AND
                                                                             AMORTIZED          OTTI IN
                                                          FAIR VALUE           COST               AOCL         SECURITY COUNT
                                                        ---------------   --------------     --------------   ----------------
     U.S. government securities                         $            --   $           --     $           --                 --
     Corporate securities                                        13,531           15,184              1,653                  1
     Equity securities - unaffiliated                                --               --                 --                 --

     For fixed maturity securities in an unrealized loss position, the Company expects to collect all principal and interest payments. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2015, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

     The following paragraphs summarize the Company's evaluation of investment categories with unrealized losses as of December 31, 2015.

     U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

     Agencies not backed by the full faith and credit of the U.S. government securities are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

     Corporate security valuations are impacted by both interest rates and credit industry specific issues. The Company recognizes an OTTI due to credit issues if the Company feels the security will not recover in a reasonable period of time. Unrealized losses are primarily due to the interest rate environment and credit spreads.

     Asset-backed securities, CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

     The Company's CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company's CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Weaknesses in commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. At December 31, 2015, the Company had CMBS securities that had been in an unrealized loss position for twelve months or longer and 100% of these securities were investment grade.

     The Company's RMBS portfolio primarily consists of residential mortgages to prime borrowers. The depressed U.S. housing market continues to impact the valuations across the entire asset class. As of December 31, 2015, 97.0% of the RMBS portfolio was invested in agency pass-through securities. At December 31, 2015, the Company had RMBS securities that were in an unrealized loss position for twelve months or longer and 71.9% of these securities were investment grade (BBB or better). Credit support for the RMBS holdings remains high.

     Equity securities with unrealized losses at December 31, 2015 primarily represent highly diversified publicly traded equity securities that have positive outlooks for near-term future recovery.

     At December 31, 2015 and 2014, fixed maturity securities and cash equivalents with a carrying value of $22,686 and $28,442, respectively, were on deposit with various regulatory authorities as required by law.

     MORTGAGE LOANS

     The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $2,122,837 and $1,935,983 at December 31, 2015 and 2014, respectively.

     All of the Company's commercial mortgage loan investments are owned by Minnesota Life Insurance Company and are managed and serviced directly by an affiliate, Advantus Capital Management, Inc. (Advantus). The Company currently does not hold any condominium commercial mortgage loan, construction, mezzanine or land loan investments.

     During 2014, the Company began a program to sell a percentage of ownership of certain newly originated mortgage loans to third parties in order to diversify and mitigate risk. These transactions are accounted for as sales and the portion of each asset sold is legally isolated from the Company with no exposure of loss. Advantus services the assets for the third party. Certain portions of mortgage loans totaling $81,300 and $18,500 were sold during 2015 and 2014, respectively.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     MORTGAGE LOANS (CONTINUED)

     The following table shows the composition of the Company's commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31:

                                             2015                     2014
                                       ----------------         ----------------
     Industrial                        $        838,063         $        769,224
     Office buildings                           356,846                  368,498
     Retail facilities                          464,920                  396,530
     Apartment                                  291,760                  251,567
     Other                                      171,248                  150,164
                                       ----------------         ----------------
        Total                          $      2,122,837         $      1,935,983
                                       ================         ================

     If information is obtained on commercial mortgage loans that indicate a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

     A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan. The valuation allowance includes a specific allowance for loans that are determined to be nonperforming and a general allowance for loans that are on the surveillance list where a probable loss exists but cannot be specifically identified to a specific loan.

     The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:

                                                    2015             2014               2013
                                             ----------------  ----------------   ----------------
     Balance at beginning of year            $          2,270  $          4,677   $          3,800
        Addition to (release of) allowance                161            (2,407)               877
        Write-downs, net of recoveries                     --                --                 --
                                             ----------------  ----------------   ----------------
     Balance at end of year                  $          2,431  $          2,270   $          4,677
                                             ================  ================   ================

     End of year valuation allowance basis:
        Specific allowance                   $          1,485  $          1,221   $          3,094
        General allowance                                 946             1,049              1,583
                                             ----------------  ----------------   ----------------
     Total valuation allowance               $          2,431  $          2,270   $          4,677
                                             ================  ================   ================

     As of December 31, 2015, the Company had two loans with a total carrying value of $10,739, net of a $1,485 specific valuation allowance. The two loans were held in the office and retail facilities classes. For those two loans, the interest income recognized for the year ended December 31, 2015 was $644. The two loans that had a specific valuation allowance were modified in a troubled debt restructuring. A troubled debt restructuring is where the Company grants concessions related to the borrower's financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. There were no troubled debt restructurings that subsequently defaulted during 2015. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2015.

     As of December 31, 2014, the Company had two loans with a total carrying value of $10,431, net of a $1,221 specific valuation allowance. The two loans were held in the office and retail facilities classes. For those two loans, the interest income recognized for the year ended December 31, 2014 was $749. The two loans that had a specific valuation allowance were modified in a troubled debt restructuring. There were no troubled debt restructurings that subsequently defaulted during 2014. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2014.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     MORTGAGE LOANS (CONTINUED)

     As of December 31, 2015, the Company had no delinquent mortgage loans.

     The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

     The following table provides a summary of performing and nonperforming mortgage loans as of December 31:

                                                2015                  2014
                                          ----------------      ----------------
     Performing mortgage loans            $      2,122,837      $      1,935,983
     Nonperforming mortgage loans                       --                    --
                                          ----------------      ----------------
        Total                             $      2,122,837      $      1,935,983
                                          ================      ================

     Periodically the Company may acquire real estate in satisfaction of debt. The acquired real estate is recognized at the lower of the loan's amortized cost balance or the acquired property's fair value less expected selling costs.

     The following table provides a summary of real estate acquired in satisfaction of mortgage loan debt for the years ended December 31:

                                                                        2015              2014                2013
                                                                   ---------------   ----------------   ----------------
     Number of properties acquired                                               1                  1                 --
     Carrying value of mortgage loans prior to real estate
       acquisition                                                 $         5,300   $          7,500   $             --
     Loss recognized upon acquisition in satisfaction of debt                   --                 --                 --

     ALTERNATIVE INVESTMENTS

     Alternative investments primarily consist of venture capital funds, middle market leveraged buyout funds, distressed debt funds, mezzanine debt funds, hedge funds and other miscellaneous equity investments. Alternative investments are diversified by type, general partner, vintage year, and geographic location - both domestic and international.

     The Company's composition of alternative investments by type were as follows:

                                                        DECEMBER 31, 2015                       DECEMBER 31, 2014
                                              ------------------------------------     -----------------------------------
                                                  CARRYING            PERCENT             CARRYING            PERCENT
                                                   VALUE              OF TOTAL              VALUE             OF TOTAL
                                              ----------------    ----------------     ----------------   ----------------
     Alternative investments
        Private equity funds                  $        366,665                61.5%    $        332,163               61.9%
        Mezzanine debt funds                           228,785                38.3%             203,413               37.9%
        Hedge funds                                      1,169                 0.2%               1,345                0.2%
                                              ----------------    ----------------     ----------------   ----------------
          Total alternative investments       $        596,619               100.0%    $        536,921              100.0%
                                              ================    ================     ================   ================

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     NET  INVESTMENT INCOME

     Net investment income for the years ended December 31 was as follows:

                                         2015               2014                 2013
                                   ----------------    ----------------    ----------------
     Fixed maturity securities     $        544,543    $        527,106    $        514,933
     Equity securities                       16,097              14,411              12,418
     Mortgage loans                         104,155             100,289              93,430
     Policy loans                            26,120              24,614              24,121
     Cash equivalents                            33                  27                  38
     Alternative investments                 21,009              20,648              16,036
     Derivative instruments                      63                 (60)               (217)
     Other invested assets                    2,397               1,843               1,656
                                   ----------------    ----------------    ----------------
       Gross investment income              714,417             688,878             662,415
     Investment expenses                    (25,280)            (24,579)            (22,582)
                                   ----------------    ----------------    ----------------
       Total                       $        689,137    $        664,299    $        639,833
                                   ================    ================    ================

     NET REALIZED INVESTMENT GAINS (LOSSES)

     Net realized investment gains (losses) for the years ended December 31 were as follows:

                                            2015             2014                2013
                                     ----------------   ----------------   ----------------
     Fixed maturity securities       $        (25,713)  $         22,943   $         (1,302)
     Equity securities                          7,912             38,770             19,860
     Mortgage loans                              (377)            (2,753)              (762)
     Alternative investments                   41,761             43,718             16,843
     Derivative instruments                   (22,363)            14,086            (71,487)
     Other invested assets                       (956)               (95)              (407)
     Securities held as collateral              9,379             17,086                601
                                     ----------------   ----------------   ----------------
       Total                         $          9,643   $        133,755   $        (36,654)
                                     ================   ================   ================

     Gross realized gains (losses) on the sales of fixed maturity securities, equity securities and alternative investments for the years ended December 31 were as follows:

                                                          2015               2014               2013
                                                     ----------------   ----------------   ----------------
     Fixed maturity securities, available-for-sale:
        Gross realized gains                         $         19,557   $         39,432   $         32,258
        Gross realized losses                                 (28,701)           (13,637)           (33,065)
     Equity securities:
        Gross realized gains                                   24,828             44,030             22,890
        Gross realized losses                                 (16,003)            (5,254)            (2,893)
     Alternative investments:
        Gross realized gains                                   39,112             39,882             24,320
        Gross realized losses                                    (556)              (960)              (457)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     NET REALIZED INVESTMENT GAINS (LOSSES) (CONTINUED)

     Other-than-temporary impairments by asset type recognized in net realized investment gains (losses) for the years ended December 31 were as follows:

                                                      2015             2014              2013
                                                ----------------  ----------------  ----------------
     Fixed maturity securities
        Corporate securities                    $         16,569  $          2,852  $            495
     Mortgage loans                                           --             6,183                --
     Equity securities                                       913                 6               137
     Alternative investments                                  --                --             7,020
     Other invested assets                                    --                --               500
                                                ----------------  ----------------  ----------------
        Total other-than-temporary impairments  $         17,482  $          9,041  $          8,152
                                                ================  ================  ================

     The cumulative credit loss component of other-than-temporary impairments on fixed maturity securities still held by the Company at December 31, for which a portion of the other-than-temporary impairment loss was recognized in other comprehensive income (loss), was as follows:

                                                                          2015               2014                2013
                                                                     ----------------   ----------------   ----------------
     Balance at beginning of year                                    $         17,436   $         26,964   $         26,670
     Additions:
        Initial impairments - credit loss OTTI recognized on
          securities not previously impaired                                   16,569              2,852                495
        Additional impairments - credit loss OTTI recognized
          on securities previously impaired                                        --                 --                 --
     Reductions:
        Due to sales (or maturities, pay downs, or prepayments)
          during the period of securities previously credit loss
          OTTI impaired                                                        (4,676)           (12,380)              (201)
                                                                     ----------------   ----------------   ----------------
     Balance at end of year                                          $         29,329   $         17,436   $         26,964
                                                                     ================   ================   ================

(7)  DERIVATIVE INSTRUMENTS

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company's financial assets and liabilities, to generate income and manage other risks due to the variable nature of the Company's cash flows. The Company also issues certain insurance policies that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7)  DERIVATIVE INSTRUMENTS (CONTINUED)

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held:

                                                       DECEMBER 31, 2015                             DECEMBER 31, 2014
                                           -----------------------------------------  ---------------------------------------------
                                                                   FAIR VALUE                                  FAIR VALUE
     PRELIMINARY                                         ---------------------------                  -----------------------------
     UNDERLYING RISK                        NOTIONAL                     LIABILITIES      NOTIONAL                     LIABILITIES
     EXPOSURE            INSTRUMENT TYPE     AMOUNT          ASSETS          (1)           AMOUNT         ASSETS           (1)
     ---------------    ----------------- -------------  ------------  -------------  --------------  --------------  -------------
     Interest rate      Interest rate
                          swaps           $     476,500  $     31,645  $           1  $      496,500  $       26,675  $         669
                        Interest rate
                          swaptions             572,000         8,071             --         285,000           8,860             --
                        Interest rate
                          futures               370,000             9              9         407,000               8              8
                        Interest rate
                          caps                  100,000           162             --         100,000             534             --
                        TBAs                     42,505        43,887             --          27,905          29,115             --
     Foreign currency   Foreign currency
                          swaps                  17,000         5,127             --          17,000           5,295             --
     Equity market      Equity futures          443,331             3              3         344,351               2              2
                        Equity options        6,161,629       129,635         14,237       4,109,672         187,512         38,895
                                          -------------  ------------  -------------  --------------  --------------  -------------
        Total derivatives                 $   8,182,965  $    218,539  $      14,250  $    5,787,428  $      258,001  $      39,574
                                          =============  ============  =============  ==============  ==============  =============

     (1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the consolidated balance sheets.

     The Company has steadily increased the volume of derivatives trading throughout 2015 and 2014. This is evident through the increase in notional amounts in 2015.

     The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific economic hedging programs related to various annuity and insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the interest and equity markets in assessing the trading activity for these programs.

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     Interest rate swaptions are purchased by the Company to manage the impact of interest rate declines and sharply rising interest rates. An interest rate swaption allows the Company the option, but not the obligation, to enter into a interest rate swap at a future date with the terms established at the time of the purchase. There are two types of interest rate swaptions, payer swaptions and receiver swaptions. A payer swaption allows the holder to enter into a swap to pay the fixed rate and receive the floating rate. A receiver swaption allows the holder to enter into a swap to receive the fixed rate and pay the floating rate. The Company is trading in both types of swaptions. Swaptions require the payment of a premium when purchased. Swaptions are based on a specific underlying swap and have an exercise rate and an expiration date. A payer swaption would be exercised if the market swap rate is greater than the exercise rate at the expiration date and the value would be the present value of the difference between the market swap rate and exercise rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. A receiver swaption would be exercised if the market swap rate is less than the exercise rate at the expiration date and the value would be the present value of the difference between the exercise rate and market swap rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. In either case if market swap rates were unfavorable the swaption would be allowed to expire.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7)  DERIVATIVE INSTRUMENTS (CONTINUED)

     Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to economically hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to economically hedge against changes in value of securities the Company owns or anticipates acquiring, and to economically hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or economically hedge existing interest rate risk.

     Interest rate caps are purchased by the Company to manage the impact of sharply rising interest rates on overall investment performance. An interest rate cap is a series of call options on a specified interest rate. The Company enters into contracts to purchase interest rate caps and receives cash payments from the cap writer when the market rate is above the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate is less than the specified rate on the maturity date, the Company does not receive a payment.

     Interest rate floors are purchased by the Company to manage the impact of interest rate declines on overall investment performance. An interest rate floor is a series of put options on a specified interest rate. The Company enters into contracts to purchase interest rate floors and receives cash payments from the floor writer when the market rate is below the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate exceeds the specified rate on the maturity date, the Company does not receive a payment.

     Foreign currency swaps are used by the Company to offset foreign currency exposure on interest and principal payments of fixed maturity securities denominated in a foreign currency. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

     Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the S&P 500 Index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products and certain equity indexed life products offered by the Company.

     Equity options are used by the Company primarily to economically hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To economically hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to economically hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

     The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7)  DERIVATIVE INSTRUMENTS (CONTINUED)

     The following tables present the amount and location of gains (losses) recognized in income from derivatives:

                                                                              DECEMBER 31, 2015
                                                     --------------------------------------------------------------------
                                                       NET REALIZED
                                                     INVESTMENT GAINS         NET INVESTMENT
                                                         (LOSSES)                INCOME             POLICYHOLDER BENEFITS
                                                     ----------------        ----------------       ---------------------
     Interest rate swaps                             $         15,753        $            (74)      $                  --
     Interest rate swaptions                                      949                      --                          --
     Interest rate futures                                     (7,354)                     --                           1
     Interest rate caps                                            42                    (414)                         --
     TBAs                                                         994                      --                          --
     Foreign currency swaps                                      (158)                    562                          --
     Foreign currency forwards                                    146                     (11)                         --
     Equity futures                                           (15,982)                     --                       2,106
     Equity options                                            (4,150)                     --                     (50,096)
                                                     ----------------        ----------------       ---------------------
     Total gains (losses) recognized in
        income from derivatives                      $         (9,760)       $             63       $             (47,989)
                                                     ================        ================       =====================

                                                                              DECEMBER 31, 2014
                                                     --------------------------------------------------------------------
                                                       NET REALIZED
                                                     INVESTMENT GAINS         NET INVESTMENT
                                                         (LOSSES)                INCOME             POLICYHOLDER BENEFITS
                                                     ----------------        ----------------       ---------------------
     Interest rate swaps                             $         68,325        $            (86)      $                  --
     Interest rate swaptions                                    3,538                      --                          --
     Interest rate futures                                     14,945                      --                         (34)
     Interest rate caps                                        (1,897)                   (414)                         --
     Interest rate floors                                          85                     (81)                         --
     TBAs                                                         601                      --                          --
     Foreign currency swaps                                     2,170                     525                          --
     Foreign currency forwards                                    (96)                     (4)                         --
     Equity futures                                           (18,223)                     --                      14,252
     Equity options                                           (12,599)                     --                      74,840
                                                     ----------------        ----------------       ---------------------
     Total gains (losses) recognized in
        income from derivatives                      $         56,849        $            (60)      $              89,058
                                                     ================        ================       =====================

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7)  DERIVATIVE INSTRUMENTS (CONTINUED)

     The following tables present the amount and location of gains (losses) recognized in income from derivatives (Continued):

                                                                              DECEMBER 31, 2013
                                                     --------------------------------------------------------------------
                                                       NET REALIZED
                                                     INVESTMENT GAINS         NET INVESTMENT
                                                         (LOSSES)                INCOME             POLICYHOLDER BENEFITS
                                                     ----------------        ----------------       ---------------------
     Interest rate swaps                             $        (50,040)       $            (87)      $                  --
     Interest rate swaptions                                   (3,054)                     --                          --
     Interest rate futures                                    (18,085)                     --                         (29)
     Interest rate caps                                         1,807                      --                          --
     Interest rate floors                                        (270)                   (601)                         --
     TBAs                                                         (68)                     --                          --
     Foreign currency swaps                                     2,562                     489                          --
     Foreign currency forwards                                   (205)                    (18)                         --
     Equity futures                                           (25,137)                     --                      15,915
     Equity options                                           (40,134)                     --                      87,204
                                                     ----------------        ----------------       ---------------------
     Total gains (losses) recognized in
        income from derivatives                      $       (132,624)       $           (217)      $             103,090
                                                     ================        ================       =====================

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. The Company received collateral from OTC counterparties in the amount of $170,541 and $203,232 at December 31, 2015 and 2014,
     respectively, and the Company delivered collateral in the amount of $19,698 and $21,561 at December 31, 2015 and 2014, respectively. The Company maintained ownership of any collateral delivered.

     EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These embedded derivatives take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7)  DERIVATIVE INSTRUMENTS (CONTINUED)

     EMBEDDED DERIVATIVES (CONTINUED)

     The following table presents the fair value of the Company's embedded derivatives at December 31:

                                                                 2015          2014
                                                               ---------     ----------
     Embedded derivatives within annuity products:
       Minimum guaranteed withdrawal benefits                  $ (48,828)    $  (36,107)
       Minimum guaranteed accumulation benefits                      (23)            --
       Guaranteed payout floors                                   (5,661)        (5,802)
       Other                                                      (5,129)        (5,384)

     Embedded derivatives within life insurance products:
       Equity-linked index credits                             $ (97,567)    $ (144,210)

     The following table presents the changes in fair value related to embedded derivatives for the years ended December 31:

                                                             2015         2014        2013
                                                           ---------   ---------   ---------
     Embedded derivatives within annuity products:
       Net realized investment gains (losses)              $ (12,603)  $ (42,763)  $  61,137
       Policyholder benefits                                     255        (912)       (365)

     Embedded derivatives within life insurance products:
       Policyholder benefits                               $  46,643   $ (23,595)  $ (65,780)

     At December 31, 2015 and 2014, fixed maturity and equity securities with a carrying value of $19,698 and $21,561, respectively, were pledged as collateral to a regulatory authority as part of the Company's derivative program.

(8)  VARIABLE INTEREST ENTITIES

     The Company is involved with various special purpose entities and other entities that are deemed to be variable interest entities (VIE). A VIE is an entity that either has investors that lack certain characteristics of a controlling financial interest or lacks sufficient equity to finance its own activities without financial support provided by other entities.

     The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and is therefore the primary beneficiary. The Company is deemed to have controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE.

     CONSOLIDATED VIES

     As of December 31, 2015 and 2014, there were no material investments or relationships that were consolidated as a VIE.

     NON-CONSOLIDATED VIES

     The Company, through normal investment activities, makes passive investments in structured securities issued by VIEs. These structured securities typically invest in fixed income investments and include asset-backed securities, CMBS and RMBS. The Company has not provided financial or other support with respect to these investments other than its original investment. The Company has determined it is not the primary beneficiary of these investments due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination, which reduces the Company's obligation to absorb losses or right to receive benefits, and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these structured investments is limited to the amount of the investment. See Note 6 for details regarding the carrying amount and classification of these assets.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(8)  VARIABLE INTEREST ENTITIES (CONTINUED)

     NON-CONSOLIDATED VIES (CONTINUED)

     In addition, the Company invests in alternative investments that may or may not be VIEs. The Company has determined that it is not required to consolidate these entities because it does not have the ability to direct the activities of the entities and it does not have the obligation to absorb losses or the right to receive benefits from the entities that could be potentially significant. The maximum exposure to loss associated with the entities is equal to the carrying amounts of the investment in the VIE plus any unfunded commitments. The carrying amount was $596,619 and $536,921 and the maximum exposure was $898,937 and $833,195 at December 31, 2015 and 2014, respectively.

(9)  NET FINANCE RECEIVABLES

     The Company's finance receivables are segmented by direct installment loans, retail installment notes and direct mail loans.

     Finance receivables as of December 31 were as follows:

                                                2015                   2014(1)
                                           ----------------       ----------------
     Direct installment loans              $        339,308       $        319,499
     Retail installment notes                        58,528                 57,296
     Direct mail loans                               19,026                 25,879
                                           ----------------       ----------------
       Gross finance receivables                    416,862                402,674
     Accrued interest and charges                     7,173                  6,731
     Unearned finance charges                      (118,638)              (114,273)
     Allowance for losses                           (16,338)               (15,789)
                                           ----------------       ----------------
       Finance receivables, net            $        289,059       $        279,343
                                           ================       ================

     (1) Certain prior year amounts have been reclassified to conform to 2015 presentation.

     Direct installment loans consist of discount basis loans and interest-bearing loans, and generally have a maximum term of 84 months. The retail installment notes are principally discount basis loans with borrowers purchasing household appliances, furniture, and sundry services, and generally have a maximum term of 48 months. Direct mail loans are principally originated through targeted direct mail campaigns, and generally have a maximum term of 30 months.

     Total finance receivables, net of unearned finance charges, by date of final maturity at December 31, 2015 were as follows:

                                                       DIRECT LOANS      RETAIL NOTES        DIRECT MAIL          TOTAL
                                                     ----------------   ----------------  ----------------  ----------------
     2015                                            $          1,659   $            194  $             41  $          1,894
     2016                                                      16,933              7,109             2,464            26,506
     2017                                                      78,047             21,996             9,228           109,271
     2018                                                     127,567             12,304             3,295           143,166
     2019                                                      16,722                622                 5            17,349
     2020 and thereafter                                           34                  4                --                38
                                                     ----------------   ----------------  ----------------  ----------------
       Total finance receivables, net of unearned
        finance charges                              $        240,962   $         42,229  $         15,033           298,224
                                                     ================   ================  ================
     Accrued interest                                                                                                  7,173
     Allowance for losses                                                                                            (16,338)
                                                                                                            ----------------
         Finance receivables, net                                                                           $        289,059
                                                                                                            ================

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9)  NET FINANCE RECEIVABLES (CONTINUED)

     All segments are reported on a contractual past-due aging. Past-due accounts, net of unearned finance charges, as of December 31, were as follows:

                                                                               2015             2014(1)
                                                                         ----------------   ----------------
     Direct installment loans:
       30-60 days past due                                               $          9,204   $          8,063
       61-90 days past due                                                          5,353              4,831
       91 days or more past due                                                    15,217             13,707
                                                                         ----------------   ----------------
        Total direct installment loans                                             29,774             26,601
     Retail installment notes:
       30-60 days past due                                                            833                688
       61-90 days past due                                                            418                360
       91 days or more past due                                                     1,111              1,087
                                                                         ----------------   ----------------
        Total retail installment notes                                              2,362              2,135
     Direct mail loans:
       30-60 days past due                                                            341                718
       61-90 days past due                                                            273                530
       91 days or more past due                                                     1,038              1,181
                                                                         ----------------   ----------------
        Total retail installment notes                                              1,652              2,429
                                                                         ----------------   ----------------
          Total gross finance receivables past due                       $         33,788   $         31,165
                                                                         ================   ================

     Percentage of finance receivables, net of unearned finance charges              11.3%              10.8%

(1) Certain prior year amounts have been reclassified to conform to 2015 presentation.

     The ratio of the allowance for losses to total finance receivables, net of unearned finance charges was 5.3% at both December 31, 2015 and 2014.

     Changes in the allowance for losses for the years ended December 31 were as follows:

                                         2015               2014              2013
                                   ----------------   ----------------   ----------------
     Balance at beginning of year  $         15,789   $         14,781   $         13,396
     Provision for credit losses             16,832             14,052             11,635
     Charge-offs                            (22,399)           (18,240)           (15,030)
     Recoveries                               6,116              5,196              4,780
                                   ----------------   ----------------   ----------------
     Balance at end of year        $         16,338   $         15,789   $         14,781
                                   ================   ================   ================

     The following table provides additional information about the allowance for losses as of December 31:

                                                                          2015       2014
                                                                       ---------   ---------
     Non-impaired gross finance receivables:
       Gross receivables balance                                       $ 410,317   $ 394,745
       General reserves                                                   16,081      15,478

     Impaired gross finance receivables (including TDRs):
       Gross receivables balance                                       $   6,545   $   7,929
       General reserves                                                      257         311

     All loans, excluding TDRs, deemed to be impaired are placed on non-accrual status. The Company had no impaired loans at December 31, 2015 and 2014.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9)  NET FINANCE RECEIVABLES (CONTINUED)

     Net investment in receivables on which the accrual of finance charges and interest were suspended and which are being accounted for on a cash basis as of December 31:

                                           2015             2014(1)
                                     ----------------  ----------------
     Non-accrual balances:
       Direct installment loans      $         26,057  $         23,075
       Retail installment notes                 1,159             1,133
       Direct mail loans                        1,310             2,022
                                     ----------------  ----------------
         Total non-accrual balances  $         28,526  $         26,230
                                     ================  ================

     (1) Certain prior year amounts have been reclassified to conform to 2015 presentation.

     There was no investment in receivables past due more than 60 days that were accounted for on an accrual basis at December 31, 2015 and 2014.

     Loans classified as TDRs were $6,545 and $7,929 at December 31, 2015 and 2014, respectively. The number of loans classified as TDR accounts were 2,951 and 3,365 at December 31, 2015 and 2014, respectively. For the years ended December 31, 2015 and 2014, the Company modified $8,591 and $10,005, respectively, of loans for borrowers experiencing financial difficulties, which are classified as TDRs. For loans modified as TDRs during 2015, $2,284 subsequently experienced a payment default, during 2015. For loans modified as TDRs during 2014, $3,959 subsequently experienced a payment default during 2014. The Company recognized interest income of $1,240, $1,458 and $1,383 from loans classified as TDRs for the years ended December 31, 2015, 2014 and 2013, respectively.

     The Company monitors the credit quality of its financing receivables by loan segment. Within the loan segments, there are borrower types that include new, existing, former, refinance and retail borrowers. New borrowers include first-time customers where the Company has limited lending and repayment history and would generally have a slightly higher risk profile than existing and former borrowers. Existing and former borrowers generally have the lowest credit risk profile as the Company already has an established lending and repayment history with these customers. Refinance borrowers include customers that have borrowed less than 10% of the current loan balance. The refinance borrower type includes a segment of TDR loans that have had terms of the original loan(s) modified without the receipt of additional consideration. This segment of refinance borrower would have a higher credit risk as the borrower has previously demonstrated a risk of not repaying the loan or may have been through personal bankruptcy. Retail borrowers include customers that are typically first-time customers. The risk profile is lower with this type of first-time customer as a result of the security associated with the account. The Company also monitors credit risk by continually tracking customer payment performance.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9)  NET FINANCE RECEIVABLES (CONTINUED)

     The following summary is an assessment of the gross finance receivables by class, segment, and credit quality indicator reviewed as of December 31, 2015 and 2014. The Company's credit risk profiles are based on customer type, customer creditworthiness, and customer performance.

                                                                       2015             2014(1)
                                                                 ----------------  ----------------
     Customer type:
        New borrower                                             $         54,763  $         50,347
        Former borrower                                                    28,125            33,573
        Existing borrower                                                 264,590           242,089
        Refinance borrower                                                 10,856            19,369
        Retail borrower                                                    58,528            57,296
                                                                 ----------------  ----------------
          Total gross finance receivables                        $        416,862  $        402,674
                                                                 ================  ================

     Customer creditworthiness:
        Non-bankrupt gross finance receivables:
          Direct installment loans                               $        337,952  $        318,360
          Retail installment notes                                         58,410            57,178
          Direct mail borrower                                             19,003            25,858
                                                                 ----------------  ----------------
             Total non-bankrupt gross finance receivables                 415,365           401,396
        Bankrupt gross finance receivables:
          Direct installment loans                                          1,356             1,139
          Retail installment notes                                            118               118
          Direct mail borrower                                                 23                21
                                                                 ----------------  ----------------
             Total bankrupt gross finance receivables                       1,497             1,278
                                                                 ----------------  ----------------
               Total gross finance receivables                   $        416,862  $        402,674
                                                                 ================  ================

     Customer payment performance:
        Direct installment loans:
          Contractually performing, current to 30 days past due  $        299,874  $        284,241
          Contractually performing, 31 to 60 days past due                 12,722            11,175
          Contractually nonperforming, 61 or more days past due            26,712            24,083
                                                                 ----------------  ----------------
             Total direct installment loans                               339,308           319,499
        Retail installment notes:
          Contractually performing, current to 30 days past due            55,610            54,686
          Contractually performing, 31 to 60 days past due                  1,077               885
          Contractually nonperforming, 61 or more days past due             1,841             1,725
                                                                 ----------------  ----------------
             Total retail installment notes                                58,528            57,296
        Direct mail loans:
          Contractually performing, current to 30 days past due            17,084            22,909
          Contractually performing, 31 to 60 days past due                    405               909
          Contractually nonperforming, 61 or more days past due             1,537             2,061
                                                                 ----------------  ----------------
             Total direct mail loans                                       19,026            25,879
                                                                 ----------------  ----------------
               Total gross finance receivables                   $        416,862  $        402,674
                                                                 ================  ================

(1) Certain prior year amounts have been reclassified to conform to 2015 presentation.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(10) INCOME TAXES

     Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                                                                2015               2014               2013
                                                          ----------------   ----------------   ----------------
     Computed income tax expense                          $        120,459   $        165,865   $         80,528
     Difference between computed and actual tax expense:
        Dividends received deduction                               (23,286)           (20,615)           (19,977)
        Tax credits                                                 (3,639)            (2,790)            (2,079)
        Change in valuation allowance                                   --                 --                 (8)
        Expense adjustments and other                                  646                 66               (150)
                                                          ----------------   ----------------   ----------------
          Total income tax expense                        $         94,180   $        142,526   $         58,314
                                                          ================   ================   ================

     The tax effects of temporary differences that give rise to the Company's net deferred tax liability at December 31 were as follows:

                                                                   2015              2014
                                                             ----------------  ----------------
     Deferred tax assets:
        Policyholder liabilities                             $         68,415  $         88,613
        Pension, postretirement and other benefits                     18,759            21,629
        Tax deferred policy acquisition costs                         226,386           204,865
        Deferred gain on individual disability coinsurance              2,997             3,802
        Net realized capital losses                                    14,965            84,756
        Other                                                          17,132            17,822
                                                             ----------------  ----------------
          Gross deferred tax assets                                   348,654           421,487

     Deferred tax liabilities:
        Deferred policy acquisition costs                             350,097           275,242
        Premiums                                                       26,082            20,464
        Real estate and property and equipment depreciation             6,133             5,474
        Basis difference on investments                                19,948            83,364
        Net unrealized capital gains                                  105,404           268,124
        Ceding commissions and goodwill                                12,714            12,590
        Other                                                          34,766            32,015
                                                             ----------------  ----------------
          Gross deferred tax liabilities                              555,144           697,273
                                                             ----------------  ----------------
             Net deferred tax liability                      $        206,490  $        275,786
                                                             ================  ================

     As of December 31, 2015 and 2014, management determined that no valuation allowance was needed related to tax benefits of certain state operating loss carryforwards or for other deferred tax items based on management's assessment that it is more likely than not that these deferred tax assets will be realized.

     The increase (decrease) in deferred tax asset valuation allowance for the years ended December 31, 2015, 2014, and 2013, was $0, $0 and $(8),
     respectively.

     At December 31, 2015, the Company had a capital loss carryforward of $179 which expires in 2017.

     Income taxes paid for the years ended December 31, 2015, 2014 and 2013, were $53,003, $132,411 and $110,962, respectively.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(10) INCOME TAXES (CONTINUED)

     A reconciliation of the beginning and ending balance amount of unrecognized tax benefits is as follows:

                                                                      2015              2014
                                                               ----------------   ----------------
     Balance at beginning of year                              $          2,925   $          9,855
     Additions based on tax positions related to current year               998              1,323
     Reductions for tax positions of prior years                         (1,211)            (8,253)
                                                               ----------------   ----------------
     Balance at end of year                                    $          2,712   $          2,925
                                                               ================   ================

     Included in the balance of unrecognized tax benefits at December 31, 2015 are potential benefits of $2,712 that, if recognized, would affect the effective tax rate on income from operations.

     As of December 31, 2015, accrued interest and penalties of $44 are recorded as current income tax liabilities on the consolidated balance sheets and $3 is recognized as a current income tax benefit on the consolidated statements of operations and comprehensive income (loss).

     At December 31, 2015, the Company believes it is reasonably possible that the liability related to any federal or foreign tax loss contingencies may significantly increase within the next 12 months. However, an estimate of the reasonably possible increase cannot be made at this time.

     During 2015, the IRS completed their audit of the 2012 consolidated federal tax return for Minnesota Mutual Companies, Inc. and Subsidiaries (MMC) on a fully agreed basis, resulting in a refund which was received during 2015. The IRS had informed MMC that it did not intend to audit the MMC consolidated tax return for year 2013. Subsequently, in late 2015, MMC filed an amended 2013 consolidated return. The IRS has not communicated their audit plans for the amended items within the 2013 consolidated return or for the 2014 consolidated return. During 2015, the Company received refunds that it had accrued in prior years relating to the 2008 and 2009 consolidated returns. The Company may incur additional taxes owed or refunded for these years as a result of open IRS audits of limited partnerships in which the Company had invested. The Company believes that any additional taxes assessed or refunded as a result of these examinations will not have a material impact on its financial position.

(11) EMPLOYEE BENEFIT PLANS

     PENSION AND OTHER POSTRETIREMENT PLANS

     The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation. Additionally, a subsidiary of the Company has a non-contributory defined benefit plan covering all the employees of the subsidiary who are 21 years of age or older and have completed one year of service. Benefits are based upon years of participation and the employee's average monthly compensation. During 2014, the Company amended the agents plan effective January 1, 2015 to cease all future benefit accruals.

     The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                       PENSION BENEFITS                      OTHER BENEFITS
                                               -----------------------------------   -----------------------------------
                                                      2015              2014               2015              2014
                                               ----------------   ----------------   ----------------   ----------------
     Change in benefit obligation:
     Benefit obligation at beginning of year   $         79,734   $         66,861   $          6,399   $          5,750
     Service cost                                         1,364              1,665                192                132
     Interest cost                                        3,323              3,317                219                249
     Actuarial loss (gain)                               (4,901)            11,096               (715)               681
     Benefits paid                                       (3,820)            (3,205)              (281)              (413)
                                               ----------------   ----------------   ----------------   ----------------
     Benefit obligation at end of year         $         75,700   $         79,734   $          5,814   $          6,399
                                               ================   ================   ================   ================

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows (Continued):

                                                           PENSION BENEFITS                      OTHER BENEFITS
                                                 ------------------------------------   -----------------------------------
                                                       2015                2014               2015              2014
                                                 ----------------    ----------------   ----------------   ----------------
     Change in plan assets:
     Fair value of plan assets at beginning
       of year                                   $         68,811    $         63,882   $             --   $             --
     Actual return on plan assets                           1,318               3,581                 --                 --
     Employer contribution                                  4,073               4,553                281                413
     Benefits paid                                         (3,820)             (3,205)              (281)              (413)
                                                 ----------------    ----------------   ----------------   ----------------
     Fair value of plan assets at end of year    $         70,382    $         68,811   $             --   $             --
                                                 ================    ================   ================   ================

     Net amount recognized:
     Funded status                               $         (5,318)   $        (10,923)  $         (5,814)  $         (6,399)

     Amounts recognized on the consolidated
       balance sheets:
     Prepaid benefit cost                        $             --    $             --   $             --   $             --
     Accrued benefit cost                                  (5,318)            (10,923)            (5,814)            (6,399)
                                                 ----------------    ----------------   ----------------   ----------------
     Net amount recognized                       $         (5,318)   $        (10,923)  $         (5,814)  $         (6,399)
                                                 ================    ================   ================   ================

     Weighted average assumptions used to
       determine benefit obligations:
     Discount rate                                           4.09%               3.77%              3.95%              3.74%
     Rate of compensation increase                           4.00%               4.00%                --                 --

     Weighted average assumptions used to
       determine net periodic benefit costs:
     Expected long-term return on plan assets                5.16%               5.12%                --                 --
     Discount rate                                           3.77%               4.64%              3.74%              4.49%
     Rate of compensation increase                           4.00%               4.50%                --                 --

     Components of net periodic benefit cost:
     Service cost                                $          1,364    $          1,665   $            192   $            132
     Interest cost                                          3,323               3,317                219                249
     Expected return on plan assets                        (3,439)             (3,157)                --                 --
     Prior service benefit amortization                       (80)                (80)              (895)              (492)
     Recognized net actuarial loss (gain)                   1,585                 526               (153)              (644)
                                                 ----------------    ----------------   ----------------   ----------------
     Net periodic benefit cost                   $          2,753    $          2,271   $           (637)  $           (755)
                                                 ================    ================   ================   ================

     Other changes in plan assets and benefit
       obligations recognized in other
       comprehensive income (loss):
     Net gain (loss)                             $          2,780    $        (10,672)  $            715   $           (681)
     Amortization of net loss (gain)                        1,585                 526               (153)              (644)
     Amortization of prior service benefit                    (80)                (80)              (895)              (492)
                                                 ----------------    ----------------   ----------------   ----------------
     Total recognized in other comprehensive
       income (loss)                             $          4,285    $        (10,226)  $           (333)  $         (1,817)
                                                 ================    ================   ================   ================

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows (Continued):

                                                             PENSION BENEFITS                      OTHER BENEFITS
                                                  ------------------------------------   ----------------------------------
                                                        2015              2014               2015              2014
                                                  ----------------    ----------------   ----------------  ----------------
     Amounts recognized in accumulated
       other comprehensive income:
     Net actuarial gain (loss)                    $        (16,386)   $        (20,751)  $          2,177  $          1,615
     Prior service benefit                                     615                 695              1,655             2,550
                                                  ----------------    ----------------   ----------------  ----------------
     Accumulated other comprehensive income
       (loss) at end of year                      $        (15,771)   $        (20,056)  $          3,832  $          4,165
                                                  ================    ================   ================  ================

     Accumulated benefit obligation               $         71,508    $         75,094   $          5,814  $          6,399

     Plans with accumulated benefit obligation
       in excess of plan assets:
     Projected benefit obligation                 $         45,570    $         49,067
     Accumulated benefit obligation                         45,570              49,067
     Fair value of plan assets                              42,379              40,847

     Prepaid benefit costs are included in other assets and accrued benefit costs are included in pension and other postretirement benefits on the consolidated balance sheets.

     The Company updated its mortality assumption as of December 31, 2015 and December 31, 2014 with respect to its pension and postretirement benefit obligations as a result of a review of plan experience following the Society of Actuaries 2014 report on mortality tables and expected future improvements in mortality rates and the subsequent 2015 update of revised future improvements in mortality rates. The assumption changes are a component of the net actuarial gain (loss) and resulted in a benefit obligation decrease and increase in 2015 and 2014, respectively.

     The estimated prior service credit and net actuarial loss for the pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2016 are $80 and $968, respectively. The estimated prior service credit and net actuarial gain for the other postretirement benefit plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2016 are $276 and $177, respectively. In 2016, the Company expects to contribute any amounts necessary to meet the minimum funding requirements to its non-contributory defined benefit plans. In addition, it may contribute additional tax deductible amounts.

     Estimated future benefit payments for pension and other postretirement plans:

                                                                              PENSION                             MEDICARE
                                                                             BENEFITS        OTHER BENEFITS       SUBSIDY
                                                                          ---------------    ---------------   --------------
     2016                                                                 $         3,380    $           388   $           --
     2017                                                                           3,513                374               --
     2018                                                                           3,648                360               --
     2019                                                                           3,745                338               --
     2020                                                                           3,701                343               --
     2021 - 2025                                                                   20,622              1,857               --

     For measurement purposes, the assumed health care cost trend rates start at 7.20% in 2015 and decrease gradually to 4.75% for 2022 and remain at that level thereafter. For 2014, the assumed health care cost trend rates start at 7.50% in 2014 and decrease gradually to 5.00% for 2019 and remain at that level thereafter.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

     The assumptions presented herein are based on pertinent information available to management as of December 31, 2015 and 2014. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2015 by $75 and the service cost and interest cost components of net periodic benefit costs for 2015 by $6. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2015 by $66 and the service cost and interest cost components of net periodic postretirement benefit costs for 2015 by $5.

     To determine the discount rate for each plan, the present value of expected future benefit payments is calculated using returns on a theoretical yield curve consisting of AA rated corporate fixed maturity securities and Treasury spot curve data. The discount rate for each plan is the single rate which results in the same present value of benefits as that obtained using the yield curve.

     Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

     Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit the volatility of returns to levels deemed tolerable, which will mitigate (1) the liquidation of depressed assets for benefit payments, (2) the increase in contributions and pension expense due to investment losses, and (3) the decline in the funded ratios due to investment losses. This objective is achieved by strategically allocating assets among equity securities, fixed maturity securities and other investments.

     The target asset allocation as of December 31, 2015, for each of the broad investment categories, weighted for all plans combined is as follows:

      Equity securities                                               14% to 26%
      Fixed maturity securities                                       14% to 26%
      Insurance company general account                               60% to 62%
      Other                                                            0% to  2%

     The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                                   2015              2014
                                             ----------------  ----------------
      Equity securities                                    19%               20%
      Fixed maturity securities                            21%               20%
      Insurance company general account                    60%               60%

     Equity securities and fixed maturity securities, as classified in the above table, include investments in pooled separate accounts. Pooled separate accounts are under a group annuity contract with Minnesota Life Insurance Company and represent segregated funds administered by an unaffiliated asset management firm and consist principally of marketable fixed maturity and equity securities.

     The insurance company general account, as classified in the above table, represents assets held within the general account of Minnesota Life Insurance Company. The assets of the insurance company, backing the insurance company general account, principally consist of fixed maturity securities, commercial mortgage loans and equity securities.

     At times, investments may be made in nontraditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees.

     The Company's investment policy includes various guidelines and procedures designed to ensure that the plans' assets can reasonably be expected to achieve the objective of the policy. The investment policy is periodically reviewed by the plans' respective trustees.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

     The fair value of the Company's pension plan financial assets and financial liabilities has been determined using available market information as of December 31, 2015 and 2014. Although the Company is not aware of any factors that would significantly affect the fair value of the pension plan financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

     The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

          Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include cash, money-market funds and actively-traded equity securities.

          Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include certain investments in pooled separate accounts.

          Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include private equity investments, certain investments in pooled separate accounts which invest in privately placed fixed maturities and investments in an insurance company general account.

     The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

     Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

     The following tables summarize the Company's pension benefit plans' financial assets measured at fair value on a recurring basis:

     DECEMBER 31, 2015                                 LEVEL 1          LEVEL 2          LEVEL 3          TOTAL
     -----------------------------------------     --------------    --------------   -------------   -------------
     Investments in pooled separate accounts       $           --    $       28,003   $          --   $      28,003
     Insurance company general account                         --                --          42,379          42,379
                                                   --------------    --------------   -------------   -------------
       Total financial assets                      $           --    $       28,003   $      42,379   $      70,382
                                                   ==============    ==============   =============   =============

     DECEMBER 31, 2014                                 LEVEL 1          LEVEL 2          LEVEL 3          TOTAL
     -----------------------------------------     --------------    --------------   -------------   -------------
     Investments in pooled separate accounts       $           --    $       27,964   $          --   $      27,964
     Insurance company general account                         --                --          40,847          40,847
                                                   --------------    --------------   -------------   -------------
       Total financial assets                      $           --    $       27,964   $      40,847   $      68,811
                                                   ==============    ==============   =============   =============

     INVESTMENTS IN POOLED SEPARATE ACCOUNTS

     Investments in pooled separate accounts are stated at the corresponding unit value of the pooled separate account, which represents fair value. Investments in pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by asset management firms with little readily determinable public pricing information.

     INSURANCE COMPANY GENERAL ACCOUNT

     Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. The assets of the insurance company, backing the insurance company general account, principally consist of fixed maturity securities, commercial mortgage loans and equity securities. The deposits in the insurance company general account are classified as Level 3 as fair value is based on unobservable inputs.

     The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2015:

                                                                                                PURCHASES,
                                                      BALANCE AT      TOTAL APPRECIATION        SALES AND         BALANCE AT
                                                     BEGINNING OF   (DEPRECIATION) IN FAIR     SETTLEMENTS,         END OF
                                                         YEAR                VALUE                 NET               YEAR
                                                    --------------  ----------------------   ----------------   ----------------
       Insurance company general account            $       40,847  $                1,532   $             --   $         42,379

     The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2014:

                                                                                                PURCHASES,
                                                      BALANCE AT      TOTAL APPRECIATION        SALES AND         BALANCE AT
                                                     BEGINNING OF   (DEPRECIATION) IN FAIR     SETTLEMENTS,         END OF
                                                         YEAR                VALUE                 NET               YEAR
                                                   ---------------   ---------------------   ----------------   ----------------
       Insurance company general account           $        39,285   $               1,562   $             --   $         40,847

     Transfers of securities among the levels occur at the beginning of the reporting period. There were no transfers between Level 1 and Level 2 for the years ending December 31, 2015 and 201. There were no transfers in to or out of level 3 for the years ending December 31, 2015 and 2014.

     The Plans did not have any assets or liabilities reported at fair value on a nonrecurring basis.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11)  EMPLOYEE BENEFIT PLANS (CONTINUED)

      PROFIT SHARING PLANS

      The Company also has a profit sharing plan covering substantially all agents. The Company's contribution is made as a certain percentage based on voluntary contribution rates and applied to each eligible agent's annual contribution. The Company recognized contributions to the plan during 2015, 2014, and 2013 of $1,551, $1,555, and $1,392, respectively.

(12) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS, AND CLAIM AND LOSS ADJUSTMENT EXPENSES

      Activity in the liability for unpaid accident and health claims, and claim and loss adjustment expenses is summarized as follows:

                                                     2015            2014             2013
                                                --------------  --------------   --------------
          Balance at January 1                  $      550,947  $      566,748   $      588,067
                Less: reinsurance recoverable          475,074         489,863          521,028
                                                --------------  --------------   --------------
          Net balance at January 1                      75,873          76,885           67,039
                                                --------------  --------------   --------------
          Incurred related to:
                Current year                           123,616         115,886          103,670
                Prior years                              3,929          (2,701)             453
                                                --------------  --------------   --------------
          Total incurred                               127,545         113,185          104,123
                                                --------------  --------------   --------------
          Paid related to:
                Current year                            74,695          73,750           63,762
                Prior years                             46,992          40,447           30,515
                                                --------------  --------------   --------------
          Total paid                                   121,687         114,197           94,277
                                                --------------  --------------   --------------
          Net balance at December 31                    81,731          75,873           76,885
                Plus: reinsurance recoverable          449,072         475,084          489,863
                                                --------------  --------------   --------------
          Balance at December 31                $      530,803  $      550,947   $      566,748
                                                ==============  ==============   ==============

      In addition to pending policy and contract claims, this table reflects disabled life reserves that are included in future policy and contract benefits on the consolidated balance sheets.

      As a result of changes in estimates of claims incurred in prior years, the accident and health claims, and claim and loss adjustment expenses incurred increased (decreased) by $3,929, $(2,701), and $453 in 2015, 2014, and 2013, respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, and claim and loss adjustment expenses.

(13)  REINSURANCE

      In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

      Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(13)  REINSURANCE (CONTINUED)

      The effect of reinsurance on premiums for the years ended December 31 was as follows:

                                 2015             2014             2013
                            --------------   --------------   --------------
       Direct premiums      $    2,861,954   $    2,623,272   $    2,317,613
       Reinsurance assumed           8,760           35,056           31,925
       Reinsurance ceded          (650,247)        (619,019)        (557,332)
                            --------------   --------------   --------------
            Net premiums    $    2,220,467   $    2,039,309   $    1,792,206
                            ==============   ==============   ==============

      Reinsurance recoveries on ceded reinsurance contracts included in policyholder benefits on the consolidated statements of operations and comprehensive income (loss) were $639,260, $560,918 and $512,532 during 2015, 2014, and 2013, respectively.

(14)  CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS

      The Company issues certain nontraditional long-duration contracts including universal life, variable life and deferred annuities that contain either certain guarantees or sales inducements.

      The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization based upon the specific contract selected. The Company also issues universal life and variable life contracts where the Company provides to the contractholder a no-lapse guarantee.

      The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts, amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities and the minimum withdrawal benefits on variable deferrable annuities are included in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). For universal life and variable life contracts, the amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees and changes in liabilities for guaranteed benefits are included in policyholder benefits on the consolidated statements of operations and comprehensive income
      (loss). For variable annuity, universal life and variable life contracts, separate account net investment income, net investment gains and losses and the related liability changes are offset within the same line item on the consolidated statements of operations and comprehensive income (loss). There were no investment gains or losses on transfers of assets from the general account to the separate account during 2015, 2014 or 2013.

      The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guaranteed withdrawal amounts, the net amount at risk is defined as the guaranteed minimum withdrawal benefit base in excess of the current account balance at the balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments available to the contractholder, determined in accordance with the terms of the contract, in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable measured as a monthly amount. For universal life and variable life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

      At December 31, the Company had the following variable annuity contracts with guarantees:

                                                                      2015              2014
                                                                ----------------  ----------------
       Return of net deposits:
         In the event of death
           Account value                                        $      4,087,650  $      3,907,904
           Net amount at risk                                   $         46,211  $          4,632
           Average attained age of contractholders                          62.2              61.4
         As withdrawals are taken
           Account value                                        $        305,870  $        294,706
           Net amount at risk                                   $             51  $             60
           Average attained age of contractholders                          69.1              68.7

       Return of net deposits plus a minimum return:
         In the event of death
           Account value                                        $        245,369  $        226,257
           Net amount at risk                                   $         32,351  $         17,479
           Average attained age of contractholders                          68.5              67.7
         At annuitization
           Account value                                        $        487,548  $        566,637
           Net amount at risk                                   $          1,878  $          1,126
           Weighted average period remaining until expected
             annuitization (in years)                                        3.6               4.4
         As withdrawals are taken
           Account value                                        $      2,591,162  $      2,314,181
           Net amount at risk                                   $          1,586  $          1,403
           Average attained age of contractholders                          63.6              63.2

       Highest specified anniversary account value:
         In the event of death
           Account value                                        $        706,207  $        774,010
           Net amount at risk                                   $         34,185  $          6,714
           Average attained age of contractholders                          62.9              62.1
         Account value adjustment on 10th contract anniversary
           Account value                                        $         21,654  $             --
           Net amount at risk                                   $             --  $             --
           Average attained age of contractholders                          58.8                --

       Guaranteed payout annuity floor:
           Account value                                        $         47,899  $         52,994
           Net amount at risk                                   $            557  $            287
           Average attained age of contractholders                          74.4              73.5

      At December 31, the Company had the following universal life and variable life contracts with guarantees:

                                                                      2015              2014
                                                                ----------------  ----------------
       Account value (general and separate accounts)            $      6,018,267  $      5,402,575
       Net amount at risk                                       $     52,696,878  $     49,383,440
       Average attained age of policyholders                                50.0              49.0

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

      Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2015 were as follows:

                                                                                     MINIMUM
                                          MINIMUM                                   GUARANTEED
                                      GUARANTEED DEATH         GUARANTEED         WITHDRAWAL AND
                                         AND INCOME          PAYOUT ANNUITY        ACCUMULATION     UNIVERSAL LIFE AND
                                          BENEFITS               FLOOR               BENEFIT          VARIABLE LIFE
                                     ------------------   -------------------   ------------------  ------------------
       Balance at beginning of year  $            4,708   $             5,802   $           36,107  $           73,534
       Incurred guarantee benefits                4,533                  (108)              12,744              42,158
       Paid guaranteed benefits                    (661)                  (33)                  --             (17,636)
                                     ------------------   -------------------   ------------------  ------------------
       Balance at end of year        $            8,580   $             5,661   $           48,851  $           98,056
                                     ==================   ===================   ==================  ==================

      Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2014 were as follows:

                                          MINIMUM
                                      GUARANTEED DEATH         GUARANTEED            MINIMUM
                                         AND INCOME          PAYOUT ANNUITY         GUARANTEED      UNIVERSAL LIFE AND
                                          BENEFITS               FLOOR          WITHDRAWAL BENEFIT     VARIABLE LIFE
                                     ------------------   -------------------   ------------------  ------------------
       Balance at beginning of year  $            2,723   $             5,698   $           (6,551) $           62,168
       Incurred guarantee benefits                2,648                   158               42,658              23,496
       Paid guaranteed benefits                    (663)                  (54)                  --             (12,130)
                                     ------------------   -------------------   ------------------  ------------------
       Balance at end of year        $            4,708   $             5,802   $           36,107  $           73,534
                                     ==================   ===================   ==================  ==================

      The minimum guaranteed death benefit liability and the guaranteed minimum income liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor and minimum guaranteed withdrawal benefits are considered to be derivatives and are recognized at fair value through earnings. The universal life and variable life liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For variable annuity, universal life and variable life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

      The following assumptions and methodology were used to determine the minimum guaranteed death and income benefit liability on variable annuities at December 31, 2015 and 2014 (except where noted otherwise):

      - Data was compiled from 1,000 stochastically generated investment performance scenarios. These were ranked by wealth factors and put into 100 groups of 10 sequentially. The mid-point of each group was chosen to run the projections used.
      - Mean investment performance was 5.45% and is consistent with DAC projections over a 10 year period.
      - Annualized monthly standard deviation was 15.28% and 17.32% for 2015 and 2014, respectively.
      -     Assumed mortality was 100% of the A2000 table.
      - Lapse rates varied by contract type and policy duration, ranging from 1.00% to 15.00% with an average of 8.00%.
      - Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

      The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable life liability at December 31, 2015 and 2014 (except where noted otherwise):

      - Separate account investment performance assumption was 7.50% and 8.00% for 2015 and 2014, respectively.
      -     Assumed mortality was 100% of pricing levels.
      -     Lapse rates varied by policy duration, ranging from 2.00% to 9.00%.
      - Long-term general account discount rate grades up to 6.50% over ten years and 7.00% over five years for 2015 and 2014, respectively.
      - Separate account discount rate was 7.23% and 7.73% for 2015 and 2014, respectively

      Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31:

                         VARIABLE ANNUITY CONTRACTS            VARIABLE LIFE CONTRACTS
                     ----------------------------------  ----------------------------------
                           2015              2014              2015              2014
                     ----------------  ----------------  ----------------  ----------------
       Equity        $      2,189,978  $      2,352,820  $      1,605,711  $      1,625,599
       Bond                   892,847           922,410           216,416           225,118
       Balanced             1,762,247         1,430,136           340,120           344,188
       Money market            48,317            48,836            30,659            25,966
       Mortgage                57,774            59,856            34,241            75,538
       Real estate             88,063            94,113            68,243            90,112
                     ----------------  ----------------  ----------------  ----------------
         Total       $      5,039,226  $      4,908,171  $      2,295,390  $      2,386,521
                     ================  ================  ================  ================

(15)  UNREMITTED PREMIUMS AND CLAIMS PAYABLE

      The Company acts as an agent of certain insurance underwriters and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each financial institution customer to the corresponding insurance underwriters. The remittance is equal to the premiums collected from the financial institution customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance underwriters. At December 31, 2015 and 2014, the liability associated with unremitted premiums and claims payable was $33,453 and $28,805, respectively and is reported as part of other liabilities on the consolidated balance sheets. As described in note 2, as of December 31, 2015 and 2014, the Company had restricted the use of $33,453 and $28,805, respectively, of its cash and cash equivalents to satisfy these premium and claims remittance payables.

(16)  SHORT-TERM AND LONG-TERM DEBT

      Liabilities for short-term and long-term debt are primarily carried at an amount equal to unpaid principle balance. Short-term debt is debt coming due in the next 12 months.

      SHORT-TERM DEBT

      The following table provides a summary of short-term debt and related collateral for that debt as of December 31:

                                                  LIABILITY                       COLLATERAL
                                       -------------------------------  ------------------------------
                                             2015            2014            2015            2014
                                       ---------------  --------------  --------------  --------------
       Reverse repurchase agreement    $        50,000  $       50,000  $       52,816  $       53,105

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(16)  SHORT-TERM AND LONG-TERM DEBT (CONTINUED)

      SHORT-TERM DEBT (CONTINUED)

      Periodically, the Company may enter into short-term reverse repurchase agreements in order to borrow funds for short-term operating needs or facilitate trading activity. In a reverse repurchase agreement, the Company transfers specified securities to a counterparty in exchange for cash and simultaneously agrees to reacquire the same, or substantially the same, securities at a future date for an amount equal to the cash exchanged plus an interest factor. The contractual maturity of any reverse repurchase agreement does not exceed three months. The Company maintains effective control over the securities and accounts for these agreements as collateralized borrowings. The short-term debt is collateralized by fixed maturity RMBS securities which are included in fixed maturity securities available-for-sale on the consolidated balance sheets. The difference between the proceeds and the amount at which the securities will be subsequently reacquired is recorded as a general operating expense on the consolidated statements of operations and comprehensive income (loss).

      LONG-TERM DEBT

      The following table provides a summary of long-term debt as of December
      31:

                                                        LIABILITY
                                          ------------------------------------
                                                2015                2014
                                          ----------------    ----------------
       Surplus notes                      $        118,000    $        118,000
       Federal Home Loan Bank borrowings           250,000             275,000
                                          ----------------    ----------------
        Total long-term debt              $        368,000    $        393,000
                                          ================    ================

      In September 1995, the Company issued surplus notes with a face value of $125,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company.

      All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). As of December 31, 2015 and 2014, the accrued interest was $2,832. Interest paid on the surplus notes for the years ended December 31, 2015, 2014 and 2013 was $9,735, $9,735 and $9,735, respectively.

      The issuance costs of $1,421 are deferred and amortized over 30 years on a straight-line basis. At December 31, 2015 and 2014, accumulated amortization was $1,019 and $974, respectively.

      The Company has entered into a membership agreement with the Federal Home Loan Bank of Des Moines (FHLB), providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. The outstanding borrowings at December 31, 2015 have a maturity of seven years with principal due at that time. The Company pledged $299,718 of fixed maturity securities as collateral as of December 31, 2015. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $4,976 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The Company also currently holds FHLB common stock of $20,000, as required. The FHLB common stock is not classified as available-for-sale and is carried at cost, which approximates fair value, and is recorded in other invested assets in the consolidated balance sheets.

      At December 31, 2015, the aggregate minimum annual long-term debt maturities for the next five years and thereafter are as follows: 2016, $0; 2017, $0; 2018, $0; 2019, $100,000; 2020, $50,000; thereafter,
      $218,000.

      Total interest paid by the Company for the years ended December 31, 2015, 2014 and 2013 was $10,601, $10,303 and $10,115, respectively.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(17)  BUSINESS COMBINATIONS

      During 2015, the Company acquired the account rights of a certain insurance agency. The aggregate purchase price of $725 was allocated to various assets and liabilities including $658 to finite-lived intangible assets and $67 to goodwill. During 2015, the Company completed the fair value evaluation of assets acquired related to 2014 business combinations, which resulted in a decrease to goodwill of $91.

      On December 31, 2014, the Company acquired a controlling interest in an insurance asset manager. Also during 2014, the Company acquired the account rights of an insurance agency, a financial services system provider and a digital marketing development stage company. The acquisitions strengthen the Company's commitment in related businesses and support long-term growth strategies. The total consideration transferred and fair value of noncontrolling interests for these acquisitions was $68,716 and $31,493, respectively. Various assets and liabilities were recognized including $37,531 of finite-lived intangible assets and $63,945 of goodwill.

      During 2013, the Company acquired the account rights of certain insurance agencies. The aggregate purchase price of $10,696 was allocated to various assets and liabilities including $5,653 to finite-lived intangible assets and $4,481 to goodwill.

      The amount of acquisition-related additional cash consideration the Company may have to pay in 2016 and future years if certain thresholds are attained is $6,300 of which $4,861 was accrued at December 31, 2015.

(18)  GOODWILL AND INTANGIBLE ASSETS

      The amount of goodwill included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

                                                     2015               2014
                                               ----------------   ----------------
       Balance at beginning of year            $        109,102   $         45,156
       Additions                                             67             63,946
       Adjustments to prior year acquisitions               (91)                --
                                               ----------------   ----------------
       Balance at end of year                  $        109,078   $        109,102
                                               ================   ================

      Goodwill is not amortized but instead is subject to impairment tests. There were no impairments for the years ended December 31, 2015, 2014, and 2013.

      The amount of finite-lived intangible assets, excluding the VOBA, included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

                                                       DECEMBER 31, 2015                     DECEMBER 31, 2014
                                             ------------------------------------  ------------------------------------
                                               GROSS                       NET       GROSS                       NET
                                              CARRYING    ACCUMULATED   CARRYING    CARRYING     ACCUMULATED   CARRYING
                                               AMOUNT    AMORTIZATION    AMOUNT      AMOUNT     AMORTIZATION    AMOUNT
                                             ----------  ------------  ----------  -----------  ------------  ---------
      Customer relationships                 $   60,802  $    (27,504) $   33,298  $    60,269  $    (21,974) $  38,295
      Other                                       9,351        (6,368)      2,983        9,226        (4,790)     4,436
                                             ----------  ------------  ----------  -----------  ------------  ---------
       Total finite-lived intangible assets  $   70,153  $    (33,872) $   36,281  $    69,495  $    (26,764) $  42,731
                                             ==========  ============  ==========  ===========  ============  =========

      Finite-lived intangible assets acquired during the years ended December 31, 2015 and 2014 were $658 and $37,531 with a weighted average amortization period of 9 years and 10 years, respectively.

      The appropriate estimated useful life for each intangible asset class is reviewed annually. A change in expected useful life could potentially indicate impairment of these assets. The Company completes annual impairment testing of all intangible assets. The annual review did not result in any changes to the expected useful lives and no intangible impairments were recorded in 2015, 2014, or 2013.

      Intangible asset amortization expense for 2015, 2014, and 2013 in the amount of $7,108, $3,416, and $2,187, respectively, is included in general operating expenses on the consolidated statements of operations and comprehensive income (loss). Projected amortization expense for the next five years is as follows: 2016, $6,244; 2017, $4,581; 2018, $4,123; 2019,
      $3,842; 2020, $3,754.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(19)  RELATED PARTY TRANSACTIONS

      The Company has investment advisory agreements with an affiliate, Advantus. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $22,127, $21,013 and $19,590 during 2015, 2014 and 2013, respectively. As of December 31, 2015 and 2014, the amount due to Advantus under these agreements was $8,663 and $8,217, respectively.

      The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity, variable life and certain equity indexed products. Fees paid by the Company for the performance of compliance functions for these variable products totaled $1,041, $998 and $1,046 for the years ended December 31, 2015, 2014 and 2013, respectively. The Company also recognized commission expense of $107,690, $105,218 and $113,088 for the years ended December 31, 2015, 2014 and 2013, respectively. The Company recognized commissions payable to SFS in the amounts of $2,365 and $2,322 for the years ended December 31, 2015 and 2014, respectively.

      Under a marketing services agreement with SFS, the Company collects commissions for the sale of certain insurance products. For the years ended December 31, 2015, 2014 and 2013, the Company collected commissions of $3,692, $3,062 and $2,540, respectively.

      Under an assignment agreement with SFS, 12(b)-1 fees from the Securian Funds Trust Funds and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2015, 2014 and 2013, the amounts transferred were $14,776, $13,929, and $11,556, respectively.

      The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates and is reimbursed. At December 31, 2015 and 2014, the amount payable to the Company was $18,789 and $16,583, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2015, 2014, and 2013 were $61,317, $68,244 and $65,332, respectively. The Company also has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the years ended December 31, 2015, 2014 and 2013 was $39,038, $25,091 and $24,264, respectively. The amount payable to SFG at December 31, 2015 and 2014 was $11,293 and $536, respectively. As of December 31, 2015 and 2014, the Company also had a receivable from SFG, in the amount of $24,195 and $27,978, respectively, related to the advance of future years' defined benefit plan expenses.

      In 2015, the Company sold an additional group variable universal life policy to SFG. The Company received premiums of $7,664, $2,000 and $2,000 in 2015, 2014 and 2013, respectively, for these policies. No claims were paid during 2015, 2014 and 2013. As of December 31, 2015 and 2014, reserves held under these policies were $43,546 and $36,313, respectively.

      The Company is a distributor of its affiliates' insurance and other products. Product offerings include credit life and disability, accidental death, collateral protection insurance, guarantee auto protection and debt cancellation. The Company earned $42,632, $38,231 and $29,958 in commission revenues related to the sales and servicing of these products for the years ended December 31, 2015, 2014 and 2013, respectively. As of December 31, 2015 and 2014, commission revenue due to the Company from its affiliates was $2,299 and $3,741, respectively.

      Certain of the Company's affiliates distribute its insurance products. Product offerings include individual life and annuity and group life insurance. The Company paid $8,471, $8,756 and $9,816 in commission expenses related to the sales of these products for the years ended December 31, 2015, 2014 and 2013, respectively.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20)  OTHER COMPREHENSIVE INCOME (LOSS)

      Comprehensive income (loss) is defined as any change in stockholder's equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income, adjustments to pension and other postretirement plans, unrealized gains (losses) on securities and related adjustments.

      The components of other comprehensive income (loss) and related tax effects, other than net income are illustrated below:

                                                                                                   DECEMBER 31, 2015
                                                                                     ---------------------------------------------
                                                                                         BEFORE       TAX BENEFIT       NET OF
                                                                                          TAX          (EXPENSE)         TAX
                                                                                     --------------  -------------  --------------
      Other comprehensive income (loss):
        Unrealized holding gains (losses) on securities arising during the period    $     (481,442) $     168,372  $     (313,070)
        Less: Reclassification adjustment for gains (losses) included in net income          17,801         (6,231)         11,570
        Unrealized gains (losses) on securities - OTTI                                       (2,129)           745          (1,384)
        Adjustment to deferred policy acquisition costs                                     208,912        (73,119)        135,793
        Adjustment to reserves                                                               22,718         (7,951)         14,767
        Adjustment to unearned policy and contract fees                                    (106,247)        37,187         (69,060)
        Adjustment to pension and other postretirement plans                                  3,495         (1,223)          2,272
        Less: Reclassification adjustment for expenses included in net income                   457           (160)            297
                                                                                     --------------  -------------  --------------
             Other comprehensive income (loss)                                       $     (336,435) $     117,620  $     (218,815)
                                                                                     ==============  =============  ==============

                                                                                                   DECEMBER 31, 2014
                                                                                     ---------------------------------------------
                                                                                         BEFORE       TAX BENEFIT       NET OF
                                                                                          TAX          (EXPENSE)         TAX
                                                                                     --------------  -------------  --------------
      Other comprehensive income (loss):
        Unrealized holding gains (losses) on securities arising during the period    $      369,382  $    (129,286) $      240,096
        Less: Reclassification adjustment for gains (losses) included in net income         (61,090)        21,381         (39,709)
        Unrealized gains (losses) on securities - OTTI                                       (2,955)         1,034          (1,921)
        Adjustment to deferred policy acquisition costs                                    (198,649)        69,527        (129,122)
        Adjustment to reserves                                                              (19,585)         6,854         (12,731)
        Adjustment to unearned policy and contract fees                                     114,854        (40,199)         74,655
        Adjustment to pension and other postretirement plans                                (11,353)         3,974          (7,379)
        Less: Reclassification adjustment for expenses included in net income                  (690)           243            (447)
                                                                                     --------------  -------------  --------------
             Other comprehensive income (loss)                                       $      189,914  $     (66,472) $      123,442
                                                                                     ==============  =============  ==============

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20)  OTHER COMPREHENSIVE INCOME (LOSS) (CONTINUED)

      The components of other comprehensive income (loss) and related tax effects, other than net income are illustrated below (Continued):

                                                                                       DECEMBER 31, 2013
                                                                      ----------------------------------------------------
                                                                          BEFORE          TAX BENEFIT         NET OF
                                                                            TAX            (EXPENSE)            TAX
                                                                      --------------     --------------     --------------
      Other comprehensive income (loss):
        Unrealized holding gains (losses) on securities arising
           during the period                                          $     (572,782)    $      202,680     $     (370,102)
        Less: Reclassification adjustment for gains (losses)
           included in net income                                            (33,801)            11,831            (21,970)
        Unrealized gains (losses) on securities - OTTI                        (8,352)             2,923             (5,429)
        Adjustment to deferred policy acquisition costs                      246,061            (86,122)           159,939
        Adjustment to reserves                                               110,274            (38,596)            71,678
        Adjustment to unearned policy and contract fees                      (99,756)            34,915            (64,841)
        Adjustment to pension and other postretirement plans                   9,730             (3,406)             6,324
        Less: Reclassification adjustment for expenses
           included in net income                                                419               (147)               272
                                                                      --------------     --------------     --------------
             Other comprehensive income (loss)                        $     (348,207)    $      124,078     $     (224,129)
                                                                      ==============     ==============     ==============

      Information regarding amounts reclassified out of each component of accumulated other comprehensive income and related tax effects at December 31, 2015 were as follows:

                                                                      AMOUNT
                                                                   RECLASSIFIED
                                                                       FROM
                                                                    ACCUMULATED
                                                                       OTHER               CONSOLIDATED STATEMENT OF
                                                                   COMPREHENSIVE         OPERATIONS AND COMPREHENSIVE
                                                                      INCOME                INCOME (LOSS) LOCATION
                                                                  ---------------     ------------------------------------
    Net unrealized investment gains (losses):
       Unrealized gains (losses)                                  $          (319)    Other net realized investment gains
       Unrealized OTTI losses - OTTI on fixed maturity securities         (16,569)    OTTI on fixed maturity securities
       Unrealized OTTI losses - OTTI on other securities                     (913)    Other net realized investment gains
                                                                  ---------------
          Unrealized investment gains (losses), before
             income tax                                                   (17,801)
       Deferred income tax benefit (expense)                                6,231
                                                                  ---------------
               Unrealized investment gains (losses), net of
                  income tax                                      $       (11,570)
                                                                  ===============

    Pension and other postretirement plans (1):
       Amortization of prior service benefit                      $          (975)    General operating expenses
       Amortization of net actuarial losses                                 1,432     General operating expenses
                                                                  ---------------
          Amortization of pension and other postretirement plan
             items, before income tax                                         457
       Deferred income tax benefit (expense)                                 (160)
                                                                  ---------------
               Amortization of pension and other postretirement
                  plan items, net of income tax                   $           297
                                                                  ===============

  (1) These accumulated other comprehensive income items are included in the computation of net periodic benefit costs. See Note 11 for further details.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20)  OTHER COMPREHENSIVE INCOME (LOSS) (CONTINUED)

      Information regarding amounts reclassified out of each component of accumulated other comprehensive income and related tax effects at December 31, 2014 were as follows:

                                                                      AMOUNT
                                                                   RECLASSIFIED
                                                                       FROM
                                                                    ACCUMULATED
                                                                       OTHER                CONSOLIDATED STATEMENT OF
                                                                   COMPREHENSIVE          OPERATIONS AND COMPREHENSIVE
                                                                      INCOME                 INCOME (LOSS) LOCATION
                                                                  ---------------     ------------------------------------
    Net unrealized investment gains (losses):
       Unrealized gains (losses)                                  $        63,949     Other net realized investment gains
       Unrealized OTTI losses - OTTI on fixed maturity securities          (2,852)    OTTI on fixed maturity securities
       Unrealized OTTI losses - OTTI on other securities                       (7)    Other net realized investment gains
                                                                  ---------------
          Unrealized investment gains (losses), before
             income tax                                                    61,090
       Deferred income tax benefit (expense)                              (21,381)
                                                                  ---------------
               Unrealized investment gains (losses), net of
                  income tax                                      $        39,709
                                                                  ===============

    Pension and other postretirement plans (1):
       Amortization of prior service benefit                      $          (572)    General operating expenses
       Amortization of net actuarial losses                                  (118)    General operating expenses
                                                                  ---------------
          Amortization of pension and other postretirement plan
             items, before income tax                                        (690)
       Deferred income tax benefit (expense)                                  243
                                                                  ---------------
               Amortization of pension and other postretirement
                  plan items, net of income tax                   $          (447)
                                                                  ===============

    (1) These accumulated other comprehensive income items are included in the computation of net periodic benefit costs. See Note 11 for further details.

   The components of accumulated other comprehensive income and related tax effects at December 31 were as follows:

                                                                                       2015                       2014
                                                                                 ---------------             --------------
      Gross unrealized gains                                                     $       513,616             $      799,275
      Gross unrealized losses                                                           (217,979)                   (39,997)
      Gross unrealized losses - OTTI                                                       4,906                      7,035
      Adjustment to deferred policy acquisition costs                                    (40,890)                  (249,802)
      Adjustment to reserves                                                             (77,572)                  (100,290)
      Adjustment to unearned policy and contract fees                                      1,559                    107,806
      Adjustment to pension and other postretirement plans                               (11,939)                   (15,891)
                                                                                 ---------------             --------------
                                                                                         171,701                    508,136
      Deferred federal income tax expenses                                               (54,706)                  (172,326)
                                                                                 ---------------             --------------
         Net accumulated other comprehensive income                              $       116,995             $      335,810
                                                                                 ===============             ==============

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(21)  STOCK DIVIDENDS AND CAPITAL CONTRIBUTIONS

      During the year ended December 31, 2015 there were no dividends declared or paid to SFG. The Company declared and paid a cash dividend to SFG in the amount of $7,700 during the year ended December 31, 2014. During the year ended December 31, 2013 there were no dividends declared or paid to SFG.

      Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2015 statutory results, the maximum amount available for the payment of dividends during 2016 by Minnesota Life Insurance Company without prior regulatory approval is $276,640.

      For the years ended December 31, 2015, 2014 and 2013 there were no capital contributions from SFG to the Company.

(22)  COMMITMENTS AND CONTINGENCIES

      The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on consolidated operations or the financial position of the Company.

      In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

      The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2015 and 2014, these securities were reported at fair value of $43,887 and $29,115, respectively.

      The Company has long-term commitments to fund alternative investments and real estate investments totaling $302,318 as of December 31, 2015. The Company estimates that $121,000 of these commitments will be invested in 2016, with the remaining $181,318 invested over the next four years.

      As of December 31, 2015, the Company had committed to originate mortgage loans totaling $192,008 but had not completed the originations.

      As of December 31, 2015, the Company had committed to purchase fixed maturity securities totaling $33,551 but had not completed the purchase transactions.

      The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows:
      2016, $11,267; 2017, $11,267; 2018, $11,267; 2019, $11,267; 2020, $11,267.
      The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2016, $633; 2017, $656; 2018, $528; 2019, $501; 2020, $403. Lease expense, net of sub-lease income, for the years ended December 31, 2015, 2014 and 2013 was $8,600, $8,755, and $8,672, respectively. The Company has lease agreements with unaffiliated companies. Income from the building leases was $149, $149 and $149 for the years ended December 31, 2015, 2014 and 2013, respectively and is reported in net investment income on the statements of operations and comprehensive income (loss). Commitments to the Company from these agreements are as follows: 2016, $159; 2017, $100; 2018, $3; 2019, $0;
      2020, $0. The Company also has long-term lease agreements with unaffiliated companies for office facilities and equipment. Minimum gross rental commitments under these leases are as follows: 2016, $4,852; 2017, $4,243; 2018, $2,932; 2019, $4,665; 2020, $4,384.

      At December 31, 2015, the Company had guaranteed the payment of $41,600 of policyholder dividends and discretionary amounts payable in 2016. The Company has pledged fixed maturity securities, valued at $56,872 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Account Agreement primarily includes owners of certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(22)  COMMITMENTS AND CONTINGENCIES (CONTINUED)

      The Company has a 100% coinsurance agreement for its individual disability line within its Corporate business unit. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2015 and 2014, the assets held in trust were $528,771 and $569,688, respectively. These assets are not reflected on the accompanying consolidated balance sheets.

      Occasionally, the Company will occasionally enter into loan guarantees for general agents. Management does not consider an accrual necessary relating to these guarantees.

      In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

      In connection with the sale of a subsidiary company in 1997, the Company has guaranteed the adequacy of claim reserves transferred under the agreement for a period of 10 years subsequent to the date of transfer. To the extent that these reserves were over or under provided for, an exchange of the difference is required by the agreement. In 2008, the Company amended the agreement to extend the reserve guarantee by an additional 10 years to December 31, 2017, at which point a settlement payment/receipt will be determined. The Company expects the settlement of this agreement to be immaterial to its consolidated financial position.

      The Company has minimum compensation agreements with certain sales and employee groups, the terms of which expire at various times through 2016. Such agreements, which have been revised from time to time, provide for minimum compensation for these groups. The aggregate future minimum commitment under these agreements at December 31, 2015 and 2014 was approximately $2,487 and $3,393, respectively.

      The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2015 and 2014, this liability was $1,684 and $1,595, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $2,582 and $2,906 as of December 31, 2015 and 2014, respectively. These assets are being amortized over a five-year period.

(23)  STATUTORY ACCOUNTING PRACTICES

      The Company's insurance operations, domiciled in various states, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the regulatory authority of the state of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the NAIC accounting practices. See note 21 for discussion of statutory dividend limitations.

      The Company and its insurance company subsidiary are required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company and its insurance company subsidiaries exceeded the minimum RBC requirements for the years ended December 31, 2015, 2014 and 2013.

      The Company's insurance operations are required to file financial statements with state and foreign regulatory authorities. The accounting principles used to prepare these statutory financial statements follow prescribed and permitted accounting principles, which differ from GAAP. On a statutory accounting basis, the Company's insurance operations reported net income of $215,860, $212,936 and $123,126 in 2015, 2014 and 2013,
      respectively. Statutory surplus of these operations was $2,766,405 and $2,600,420 as of December 31, 2015 and 2014, respectively.

(24)  SUBSEQUENT EVENTS

      The Company evaluated subsequent events through March 4, 2016, the date these financial statements were issued. There were no material subsequent events that required recognition or further disclosure in the Company's financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2015
                                 (IN THOUSANDS)

                                                                                           AS SHOWN
                                                                                            ON THE
                                                                                         CONSOLIDATED
TYPE OF INVESTMENT                                      COST (2)          VALUE        BALANCE SHEET (1)
--------------------------------------------------  --------------  -----------------  -----------------
Fixed maturity securities
     U.S. government                                $      340,859  $         361,143  $         361,143
     Agencies not backed by the full faith and
       credit of the U.S. government
                                                           750,434            773,688            773,688
     Foreign governments
                                                            34,194             38,526             38,526
     Public utilities                                      765,741            793,336            793,336
     Asset-backed securities                               390,719            404,128            404,128
     Mortgage-backed securities                          3,169,174          3,291,061          3,291,061
     All other corporate fixed maturity securities       6,796,504          6,842,843          6,842,843
                                                    --------------  -----------------  -----------------
        Total fixed maturity securities                 12,247,625         12,504,725         12,504,725
                                                    --------------  -----------------  -----------------
Equity securities:
     Common stocks:
        Public utilities                                    28,614             27,007             27,007
        Banks, trusts and insurance companies              181,995            199,454            199,454
        Industrial, miscellaneous and all other            172,558            201,418            201,418
     Nonredeemable preferred stocks                         78,484             77,215             77,215
                                                    --------------  -----------------  -----------------
        Total equity securities                            461,651            505,094            505,094
                                                    --------------  -----------------  -----------------
Mortgage loans on real estate                            2,122,837             xxxxxx          2,122,837
Policy loans                                               410,997             xxxxxx            410,997
Other investments                                          317,388             xxxxxx            317,388
Alternative investments                                    596,619             xxxxxx            596,619
Derivative investments                                     218,539             xxxxxx            218,539
                                                    --------------                     -----------------
        Total                                            3,666,380             xxxxxx          3,666,380
                                                    --------------                     -----------------
Total investments                                   $   16,375,656             xxxxxx  $      16,676,199
                                                    ==============                     =================

(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.
(2) Original cost reduced by impairment write-downs for equity securities and original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.

See accompanying independent auditor's report.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                 (IN THOUSANDS)

                                                     AS OF DECEMBER 31,
                             ---------------------------------------------------------------------
                                                FUTURE POLICY
                               DEFERRED            BENEFITS,                         OTHER POLICY
                                POLICY          LOSSES, CLAIMS                        CLAIMS AND
                              ACQUISITION       AND SETTLEMENT       UNEARNED          BENEFITS
SEGMENT                          COSTS           EXPENSES (1)      PREMIUMS (2)        PAYABLE
--------------------------   --------------     ---------------    -------------     -------------
2015:
   Life insurance            $    1,065,178     $     7,065,168    $     346,821     $     491,308
   Accident and
      health insurance               16,256             604,358           53,903            63,802
   Annuity                          216,872           4,992,016               26               205
                             --------------     ---------------    -------------     -------------
                             $    1,298,306     $    12,661,542    $     400,750     $     555,315
                             ==============     ===============    =============     =============

2014:
   Life insurance            $      736,625     $     6,200,251    $     199,143     $     470,683
   Accident and
      health insurance               15,208             635,083           51,460            59,802
   Annuity                          188,257           4,998,479               26               155
                             --------------     ---------------    -------------     -------------
                             $      940,090     $    11,833,813    $     250,629     $     530,640
                             ==============     ===============    =============     =============

2013:
   Life insurance            $      828,316     $     5,389,801    $     280,456     $     410,636
   Accident and
      health insurance               16,781             660,307           43,608            55,146
   Annuity                          195,581           5,175,368               33               106
                             --------------     ---------------    -------------     -------------
                             $    1,040,678     $    11,225,476    $     324,097     $     465,888
                             ==============     ===============    =============     =============

                                                                   FOR THE YEARS ENDED DECEMBER 31,
                            --------------------------------------------------------------------------------------------------------
                                                                                    AMORTIZATION
                                                                   BENEFITS,        OF DEFERRED
                                                     NET         CLAIMS, LOSSES        POLICY           OTHER
                                 PREMIUM         INVESTMENT      AND SETTLEMENT      ACQUISITION       OPERATING        PREMIUMS
SEGMENT                        REVENUE (3)         INCOME         EXPENSES (5)         COSTS           EXPENSES        WRITTEN (4)
-------------------------   ----------------   -------------   -----------------   --------------   ---------------   --------------
2015:
   Life insurance           $      2,299,337   $     458,314   $       2,140,844   $      153,963   $       852,632
   Accident and
      health insurance               339,144           9,391             128,053           11,362           185,157
   Annuity                           270,420         221,432             246,582           46,720           193,701
                            ----------------   -------------   -----------------   --------------   ---------------   --------------
                            $      2,908,901   $     689,137   $       2,515,479   $      212,045   $     1,231,490   $           --
                            ================   =============   =================   ==============   ===============   ==============
2014:
   Life insurance           $      2,112,889   $     425,261   $       1,915,329   $      146,242   $       753,805
   Accident and
      health insurance               327,307           9,284             112,251           10,414           181,813
   Annuity                           251,892         229,754             254,727           60,097           182,419
                            ----------------   -------------   -----------------   --------------   ---------------   --------------
                            $      2,692,088   $     664,299   $       2,282,307   $      216,753   $     1,118,037   $           --
                            ================   =============   =================   ==============   ===============   ==============
2013:
   Life insurance           $      1,946,559   $     385,487   $       1,785,065   $      145,658   $       680,955
   Accident and
      health insurance               256,918           9,513              95,533           10,324           137,410
   Annuity                           192,109         244,833             238,852           31,852           178,682
                            ----------------   -------------   -----------------   --------------   ---------------   --------------
                            $      2,395,586   $     639,833   $       2,119,450   $      187,834   $       997,047   $           --
                            ================   =============   =================   ==============   ===============   ==============

   (1)  Includes policy and contract account balances
   (2)  Includes unearned policy and contract fees
   (3)  Includes policy and contract fees
   (4)  Applies only to property and liability insurance
   (5) Includes interest credited to policies and contracts and policyholder dividends

See accompanying independent auditor's report.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV - REINSURANCE
                  YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013
                                 (IN THOUSANDS)

                                                                                                                       PERCENTAGE
                                                                      CEDED TO       ASSUMED FROM                       OF AMOUNT
                                                      GROSS             OTHER            OTHER           NET            ASSUMED
                                                      AMOUNT          COMPANIES        COMPANIES        AMOUNT           TO NET
                                                 ---------------   ---------------   -------------   --------------   ------------
2015:   Life insurance in force                  $ 1,150,505,390   $   346,303,049   $     838,901   $  805,041,242            0.1%
                                                 ===============   ===============   =============   ==============
        Premiums:
             Life insurance                      $     2,379,144   $       569,017   $       5,889   $    1,816,016            0.3%
             Accident and health insurance               417,503            81,230           2,871          339,144            0.8%
             Annuity                                      65,307                --              --           65,307            0.0%
                                                 ---------------   ---------------   -------------   --------------
                  Total premiums                 $     2,861,954   $       650,247   $       8,760   $    2,220,467            0.4%
                                                 ===============   ===============   =============   ==============
2014:   Life insurance in force                  $ 1,073,096,250   $   326,467,564   $     823,627   $  747,452,313            0.1%
                                                 ===============   ===============   =============   ==============
        Premiums:
             Life insurance                      $     2,155,932   $       538,929   $      31,905   $    1,648,908            1.9%
             Accident and health insurance               404,247            80,090           3,151          327,308            1.0%
             Annuity                                      63,093                --              --           63,093            0.0%
                                                 ---------------   ---------------   -------------   --------------
                  Total premiums                 $     2,623,272   $       619,019   $      35,056   $    2,039,309            1.7%
                                                 ===============   ===============   =============   ==============
2013:   Life insurance in force                  $   971,213,330   $   279,648,064   $     758,016   $  692,323,282            0.1%
                                                 ===============   ===============   =============   ==============
        Premiums:
             Life insurance                      $     1,954,717   $       482,492   $      28,737   $    1,500,962            1.9%
             Accident and health insurance               328,571            74,840           3,188          256,919            1.2%
             Annuity                                      34,325                --              --           34,325            0.0%
                                                 ---------------   ---------------   -------------   --------------
                  Total premiums                 $     2,317,613   $       557,332   $      31,925   $    1,792,206            1.8%
                                                 ===============   ===============   =============   ==============

See accompanying independent auditor's report.

                    PART C: OTHER INFORMATION


Item Number      Caption in Part C
   26.           Exhibits

   27.           Directors and Officers of the Minnesota Life Insurance Company

   28.           Persons Controlled by or Under Common Control with Minnesota
                 Life Insurance Company of Minnesota Life Individual Variable
                 Universal Life Account

   29.           Indemnification

   30.           Principal Underwriters

   31.           Location of Accounts and Records

   32.           Management Services

   33.           Fee Representation

PART C: OTHER INFORMATION

Item 26. Exhibits

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 27.  Directors and Officers of the Minnesota Life Insurance Company

NAME AND PRINCIPAL                            POSITION AND OFFICES
BUSINESS ADDRESS                              WITH MINNESOTA LIFE
------------------                            --------------------
Brian C. Anderson                             Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Eric J. Bentley                               Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Michael P. Boyle                              Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Mary K. Brainerd                              Director
HealthPartners
8170 33rd Avenue South
Bloomington, MN  55425

John W. Castro                                Director
898 Glouchester Street
Boca Raton, FL 33487

Gary R. Christensen                           Director, Attorney-in-Fact,
Minnesota Life Insurance Company              Senior Vice President,
400 Robert Street North                       General Counsel and Secretary
St. Paul, MN  55101

Susan L. Ebertz                               Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Robert J. Ehren                               Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Julio A. Fesser                               Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Craig J. Frisvold                             Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Sara H. Gavin                                 Director
Weber Shandwick Minneapolis
8000 Norman Center Drive
Suite 400
Bloomington, MN  55437

Eric B. Goodman                               Director
101 North 7th St
Suite 202
Louisville, KY  40202

Christopher M. Hilger                         President, CEO and Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

John H. Hooley                                Director
4623 McDonald Drive Overlook
Stillwater, MN   55082

Daniel H. Kruse                               Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

David J. LePlavy                              Senior Vice President, Treasurer
Minnesota Life Insurance Company              and Controller
400 Robert Street North
St. Paul, MN  55101

Jean Delaney Nelson                           Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Maria H. O'Phelan                             Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Kathleen L. Pinkett                           Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Trudy A. Rautio                               Director
Carlson
701 Carlson Parkway
Minnetonka, MN  55305-8215

Robert L. Senkler                             Chairman and Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Bruce P. Shay                                 Director and Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Loyall E. Wilson                              Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Warren J. Zaccaro                             Director, Executive Vice President
Minnesota Life Insurance Company              and Chief Financial Officer
400 Robert Street North
St. Paul, MN  55101


Item 28. Persons Controlled by or Under Common Control with Minnesota Life Insurance Company or Minnesota Life Individual Variable Universal Life Account

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

     Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

     Securian Financial Group, Inc. (Delaware)
     Capitol City Property Management, Inc.
     Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.

     Minnesota Life Insurance Company
     Securian Financial Network, Inc.
     Securian Ventures, Inc.
     Advantus Capital Management, Inc.
     Securian Financial Services, Inc.
     Securian Casualty Company
     Capital Financial Group, Inc. (Maryland)
     H. Beck, Inc. (Maryland)
     Ochs, Inc.
     Securian Casualty Company

     Lowertown Capital, LLC (Delaware)


Wholly-owned subsidiaries of Minnesota Life Insurance Company:

     Personal Finance Company LLC (Delaware)
     Enterprise Holding Corporation
     Allied Solutions, LLC (Indiana)
     Securian Life Insurance Company
     American Modern Life Insurance Company

     Marketview Properties, LLC (MN)
     Marketview Properties II, LLC (MN)
     Marketview Properties III, LLC (MN)
     Marketview Properties IV, LLC (MN)
     Securian AAM Holdings, LLC (Delaware)


Majority-owned subsidiary of Securian AAM Holdings, LLC:


     Asset Allocation & Management Company, L.L.C. (Delaware)


Wholly-owned subsidiaries of Enterprise Holding Corporation:

     Oakleaf Service Corporation


     MIMLIC Funding, Inc.
     MCM Funding 1997-1, Inc.
     MCM Funding 1998-1, Inc.

Wholly-owned subsidiary of American Modern Life Insurance Company:

     Southern Pioneer Life Insurance Company

Open-end registered investment company offering shares to separate acounts of Minnesota Life Insurance Company and Securian Life Insurance Company:

     Securian Funds Trust

Majority-owned subsidiary of  Securian Financial Group, Inc.:

     Securian Trust Company, N.A.

Fifty percent-owned subsidiary of Enterprise Holding Corporation:

     CRI Securities, LLC

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

Item 29. Indemnification

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and the Minnesota Life Individual Variable Universal Life Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and the Minnesota Life Individual Variable Universal Life Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and the Minnesota Life

Individual Variable Universal Life Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and the Minnesota Life Individual Variable Universal Life Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Minnesota Life Insurance Company and the Minnesota Life Individual Variable Universal Life Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

          (a) Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:

               Variable Fund D
               Variable Annuity Account
               Minnesota Life Variable Life Account
               Minnesota Life Individual Variable Universal Life Account Minnesota Life Variable Universal Life Account
               Securian Life Variable Universal Life Account

          (b) The name and principal business address, positions and offices with Securian Financial Services, Inc., of each director and officer of Securian Financial Services, Inc. is as follows:


NAME AND PRINCIPAL                  POSITIONS AND OFFICES
BUSINESS ADDRESS                    WITH UNDERWRITER
---------------------------------   --------------------------------
George I. Connolly                  President, Chief Executive Officer
Securian Financial Services, Inc.   and Director
400 Robert Street North
St. Paul, MN  55101

Suzanne M. Chochrek                 Vice President - Business and
Securian Financial Services, Inc.   Market Development
400 Robert Street North
St. Paul, MN  55101

Gary R. Christensen                 Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Peter G. Berlute                    Vice President - Business Operations
Securian Financial Services Inc.    and Treasurer
400 Robert Street North
St. Paul, Minnesota  55101

Loyall E. Wilson                    Senior Vice President, Chief Compliance
Securian Financial Services, Inc.   Officer and Secretary
400 Robert Street North
St. Paul, MN  55101

Warren J. Zaccaro                   Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Jeffrey D. McGrath                  Vice President
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, MN  55101

          (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

     NAME OF         NET UNDERWRITING   COMPENSATION ON
    PRINCIPAL          DISCOUNTS AND     REDEMPTION OR     BROKERAGE        OTHER
   UNDERWRITER          COMMISSIONS      ANNUITIZATION    COMMISSIONS   COMPENSATION
   -----------          -----------      -------------    -----------   ------------
Securian Financial
   Services, Inc.       $11,846,866           --              --             --


Item 31. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101.

Item 32. Management Services

None.

Item 33. Fee Representation

Minnesota Life Insurance Company hereby represents that, as to the variable universal life insurance policies which are the subject of this Registration Statement, File No. 333-148646, the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Minnesota Life Insurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Minnesota Life Individual Variable Universal Life Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Saint Paul and the State of Minnesota on the 26th day of April, 2016.

                                        MINNESOTA LIFE INDIVIDUAL VARIABLE
                                        UNIVERSAL LIFE ACCOUNT
                                                      (Registrant)

                                        By: MINNESOTA LIFE INSURANCE COMPANY
                                                       (Depositor)


                                        By      /s/ Christopher M. Hilger
                                           -------------------------------------
                                                    Christopher M. Hilger
                                          President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933 (and the Investment Company Act of 1940), the Depositor, Minnesota Life Insurance Company has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of St. Paul and State of Minnesota on the 26th day of April, 2016.

                                        MINNESOTA LIFE INSURANCE COMPANY
                                           (Depositor)

                                        By      /s/ Christopher M. Hilger
                                           -------------------------------------
                                                    Christopher M. Hilger
                                          President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities with the Depositor and on the dates indicated.

             SIGNATURE                             TITLE                    DATE
             ---------                             -----                    ----


/s/ Christopher M. Hilger             President and Chief            April 26, 2016
-----------------------------------   Executive Officer
Christopher M. Hilger

*                                     Chairman of the Board
-----------------------------------
Robert L. Senkler

*                                     Director
-----------------------------------
Mary K. Brainerd


                                      Director
-----------------------------------
John W. Castro

*                                     Director
-----------------------------------
Gary R. Christensen

*                                     Director
-----------------------------------
Sara H. Gavin

*                                     Director
-----------------------------------
Eric B. Goodman


*                                     Director
-----------------------------------
John H. Hooley


*                                     Director
-----------------------------------
Trudy A. Rautio


*                                     Director
-----------------------------------
Bruce P. Shay


*                                     Director
-----------------------------------
Warren J. Zaccaro

             SIGNATURE                             TITLE                    DATE
             ---------                             -----                    ----
/s/ Warren J. Zaccaro                 Executive Vice President       April 26, 2016
-----------------------------------   and Chief Financial Officer
Warren J. Zaccaro                     (chief financial officer)


/s/ Warren J. Zaccaro                 Executive Vice President       April 26, 2016
-----------------------------------   and Chief Financial Officer
Warren J. Zaccaro                     (chief accounting officer)


/s/ David J. LePlavy                  Senior Vice President,         April 26, 2016
-----------------------------------   Treasurer and Controller
David J. LePlavy                      (treasurer)


/s/ Gary R. Christensen               Director, Attorney-in-Fact,    April 26, 2016
-----------------------------------   Senior Vice President,
Gary R. Christensen                   General Counsel and Secretary


* Pursuant to power of attorney dated April 13, 2015, a copy of which is filed herewith.

                                  EXHIBIT INDEX

EXHIBIT NUMBER   DESCRIPTION OF EXHIBIT
--------------   ----------------------
26(a)            Resolution of the Board of Directors of Minnesota Life Insurance Company
                 establishing the Minnesota Life Individual Variable Universal Life Account,
                 previously filed on July 16, 2007 as exhibit 26(a) to Minnesota Life Individual
                 Variable Universal Life Account's Form N-6, File Number 333-144604, Initial
                 Registration Statement, is hereby incorporated by reference.

26(b)            Not Applicable.

26(c)(1)         Agent's Contract issued by Minnesota Life Insurance Company, previously filed on
                 December 6, 2007 as exhibit 26(c)(1) to Minnesota Life Individual Variable
                 Universal Life Account's Form N-6, File Number 333-144604, Pre-Effective
                 Amendment #1, is hereby incorporated by reference.

26(c)(2)         General Agent's Contract issued by Minnesota Life Insurance Company, previously filed on December 6, 2007 as exhibit 26(c)(2) to Minnesota Life Individual Variable
                 Universal Life Account's Form N-6, File Number 333-144604, Pre-Effective Amendment #1,
                 is hereby incorporated by reference.

26(c)(3)         The Amended and Restated Distribution Agreement between Minnesota Life Insurance
                 Company and Securian Financial Services, Inc., previously filed on April 27, 2009, as exhibit 24(c)(3) to Registrant's Form N-4, File Number 2-97564,
                 Post-Effective Amendment Number 28, is hereby incorporated by reference.

26(d)(1)         Waddell & Reed Advisors Accumulator Variable Universal Life Policy, form 07-660W, previously filed on January 14, 2008, as exhibit 26(d)(1) to Minnesota Life Individual Variable Universal Life
                 Account's Initial Registration Statement, File Number 333-148646, is hereby incorporated by reference.

26(d)(2)         Family Term Agreement - Children, form 07-904U, previously filed on July 16, 2007 as exhibit 26(d)(2) to Minnesota Life Individual Variable Universal Life Account's
                 Form N-6, File Number 333-144604, Initial Registration Statement, is hereby incorporated by reference.

26(d)(3)         Reserved.

26(d)(4)         Waiver of Charges Agreement, form ICC12-919, previously filed on April 26, 2016 as exhibit 26(d)(4) to Minnesota Life Individual Variable Universal Life Account's Form N-6,
                 File Number 333-144604, is hereby incorporated by reference.

26(d)(5)         W&R Allocation Options for Indexed and Variable Life Products, form F69755 Rev 9-2015.

26(d)(6)         Unisex Endorsement, form E. 1510, previously filed on July 16, 2007 as exhibit 26(d)(6) to Minnesota
                 Life Individual Variable Universal Life Account's Form N-6, File Number 333-144604, Initial
                 Registration Statement, is hereby incorporated by reference.

26(d)(7)         Death Benefit Guarantee Agreement, form ICC13-947, previously filed on April 26, 2016 as exhibit 26(d)(7) to Minnesota Life Individual Variable Universal Life Account's Form N-6,
                 File Number 333-144604, Post-Effective Amendment 25, is hereby incorporated by reference.

26(d)(8)         Term Insurance Agreement, form 06-944R, previously filed on July 16, 2007 as exhibit
                 26(d)(8) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File
                 Number 333-144604, Initial Registration Statement, is hereby incorporated by reference.

26(d)(9)         Exchange of Insureds Agreement, form 06-914, previously filed on July 16, 2007 as exhibit 26(d)(9) to Minnesota Life Individual Variable Universal Life Account's Form N-6,
                 File Number 333-144604, Initial Registration Statement, is hereby incorporated by reference.

26(d)(10)        Accelerated Benefit Agreement, form ICC12-931U, previously filed on April 26, 2016 as exhibit 26(d)(10) to Minnesota Life Individual Variable Universal Life Account's Form N-6,
                 File Number 333-144604, Post-Effective Amendment 25, is hereby incorporated by reference.

26(d)(11)        Waiver of Premium Agreement, form 06-917, previously filed on July 16, 2007 as exhibit
                 26(d)(11) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File
                 Number 333-144604, Initial Registration Statement, is hereby incorporated by reference.

26(d)(12)        Interest Accumulation Agreement, form 08-948, previously filed on February 28, 2008, as exhibit 26(d)(12) to Minnesota Life Individual Variable Universal Life Account's Post-Effective
                 Amendment Number 1, File Numbers 333-144604 and 811-22093, is hereby incorporated by reference.

26(d)(13)        Early Values Agreement, form 08-939, previously filed on June 18, 2008 as Exhibit
                 26(d)(13) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File
                 Number 333-148646, Post-Effective Amendment Number 1, is hereby incorporated by reference.

26(d)(14)        Long Term Care Agreement, form ICC12-932, previously filed on April 26, 2016 as exhibit 26(d)(14)
                 to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-144604,
                 Post-Effective Amendment 25, is hereby incorporated by reference.

26(d)(15)        Guaranteed Insurability Option Agreement, form 09-915, previously filed on February 25, 2010 as exhibit 26(d)(15) to Minnesota Life Individual Variable Universal Life Account's Form N-6,
                 File Number 333-144604, Post-Effective Amendment 9 and 16, is hereby incorporated by reference.

26(d)(16)        Overloan Protection Agreement, form 09-911, previously filed on April 26, 2016 as exhibit 26(d)(16)
                 to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number
                 333-144604, Post-Effective Amendment Number 25 is hereby incorporated by reference.

26(d)(17)        Inflation Agreement, form ICC11-916, previously filed on February 29, 2012 as exhibit 26(d)(17) to
                 Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-148646,
                 Post Effective Amendment Number 10, is hereby incorporated by reference.

26(d)(18)        Premium Deposit Account Agreement, form 14-20005, previously filed on September 17, 2014 as exhibit
                 26(d)(18) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number
                 333-148646, Post-Effective Amendment Number 16, is hereby incorporated by reference.

26(d)(19)        Business Continuation Agreement, form ICC14-20016, previously filed on February 27, 2015 as exhibit 26(d)(16) to Minnesota Life Individual Variable Universal Life Account's Form N-6,
                 File Number 333-183590, Post-Effective Amendment Number 6 is hereby incorporated by reference.

26(d)(20)        Guaranteed Insurability Option for Business Agreement, form ICC14-20017, previously filed on
                 February 27, 2015 as exhibit 26(d)(17) to Minnesota Life Individual Variable Universal Life
                 Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 6 is hereby incorporated by reference.

26(d)(21)        Death Proceeds Amendment, ICC10-72787, previously filed on April 26, 2016, as exhibit 26(d)(22) to
                 Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-144604, Post-
                 Effective Amendment Number 25 is hereby incorporated by reference.

26(e)(1)         Application Part 1 - New Issue, ICC14-59410 2-2014, previously filed on April 26, 2016 as exhibit
                 26(e)(1) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number
                 333-183590, Post-Effective Amendment Number 8 is hereby incorporated by reference.

26(e)(2)         Application Part 3 - New Issue, form F59536 Rev 2-2014, previously filed on February 27, 2015 as exhibit
                 26(e)(2) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number
                 333-183590, Post-Effective Amendment Number 6 is hereby incorporated by reference.

26(e)(3)         Policy Change Application Part 3 (Underwriting) - Agreements and Authorizations, form F59534 Rev 2-2014, previously filed on February 27, 2015 as exhibit 26(e)(3) to Minnesota Life Individual
                 Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment
                 Number 6 is hereby incorporated by reference.

26(e)(4)         Policy Change Application - No Underwriting Required, form F59537 Rev 2-2014, previously filed on February 27,
                 2015 as exhibit 26(e)(4) to Minnesota Life Individual Variable Universal Life Account's Form
                 N-6, File Number 333-183590, Post-Effective Amendment Number 6 is hereby incorporated by reference.

26(e)(5)         Policy Change Application Part 1 - (Underwriting Required), form F59538 Rev 2-2014, previously filed on
                 February 27, 2015 as exhibit 26(e)(5) to Minnesota Life Individual Variable Universal Life
                 Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 6 is hereby incorporated by reference.

26(e)(6)         Application Part 2, form ICC14-59572 2-2014, previously filed on April 26, 2016 as exhibit 26(e)(6) to
                 Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590,
                 Post-Effective Amendment Number 8 is hereby incorporated by reference.

26(e)(7)         Application Part 2, ICC14-59573 2-2014, previously filed on April 26, 2016 as exhibit 26(e)(7) to Minnesota
                 Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590,
                 Post-Effective Amendment Number 8 is hereby incorporated by reference.

26(f)(1) Restated Certificate of Incorporation of the Depositor, previously filed as exhibit 27(f)(1) to Minnesota Life
                 Variable Life Account's Form N-6, File Number 333-109853,
                 Initial Registration Statement, on October 21, 2003, is hereby incorporated by reference.

26(f)(2) Bylaws of the Depositor, previously filed as exhibit 26(f)(2) to Minnesota Life Variable Life Account's Form N-6, File Number
                 333-120704, Initial Registration Statement, on November 23,
                 2004, is hereby incorporated by reference.

26(g)            YRT Reinsurance Template; Reinsurance Agreement between Minnesota
                 Life Insurance Company and Reinsurer, previously filed on December 6, 2007 as exhibit 26(g) to Minnesota Life Individual Variable Universal Life Account's
                 Form N-6, File Number 333-144604, Pre-Effective Amendment #1, is hereby incorporated by reference.

26(h)(1)(i)      Participation Agreement as of September 19, 2003 between Minnesota Life
                 Insurance Company and Waddell & Reed, Inc. previously filed as
                 Exhibit 27(h)(15) to Registrant's Form N-6, File Number 333-96383,
                 Pre-Effective Amendment #1, on February 19, 2004, is hereby incorporated by reference.

26(h)(1)(ii)     Amendment Number One to the Target Funds Participation Agreement among
                 Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target
                 Funds, Inc., previously filed as Exhibit 26(h)(15)(ii) to Minnesota Life
                 Variable Life Account's Form N-6, File Number 33-64395, Post-Effective
                 Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(1)(iii)    Shareholder Information Agreement among Ivy Funds Distributor, Inc.,
                 Waddell & Reed, Inc. and Minnesota Life Insurance Company, filed on April 20,
                 2007 as Exhibit 26(h)(5)(iii) to Registrant's Form N-6, File Number
                 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

26(h)(1)(iv)     Second Amendment to Target Funds Participation Agreement by and among Minnesota
                 Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc.,
                 previously filed on December 6, 2007 as exhibit 26(h)(1)(iv) to Minnesota
                 Life Individual Variable Universal Life Account's Form N-6, File Number 333-144604,
                 Pre-Effective Amendment #1, is hereby incorporated by reference.

26(h)(1)(v)      Third Amendment to Target Funds Participation Agreement (For Products sold Through
                 W&R Distribution System), previously filed on January 14, 2008, as exhibit 26(h)(1)(v)
                 to Minnesota Life Individual Variable Universal Life Account's Initial Registration
                 Statement, File Number 333-148646, is hereby incorporated by reference.

26(h)(1)(vi)     Fourth Amendment to the Target Funds Participation Agreement, previously filed on
                 April 25, 2008, as Exhibit 24(c)(8)(g)(iv) to Variable Annuity Account's Form N-4,
                 File Number 333-111067, Post Effective Amendment Number 8, is hereby incorporated by reference.

26(h)(1)(vii)    Fifth Amendment to the Target Funds Participation Agreement, previously filed on
                 April 25, 2008, as Exhibit 24(c)(8)(g)(v) to Variable Annuity Account's Form N-4,
                 File Number 333-111067, Post Effective Amendment Number 8, is hereby incorporated by reference.

26(h)(1)(viii)   Second Amendment to the Target Funds Participation Agreement among Minnesota Life
                 Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc. previously filed as Exhibit 24(c)(8)(ii) to Variable Annuity Account's Form N-4, File Number
                 333-136242, Post-Effective Amendment Number 6 on February 27, 2009, is hereby incorporated by reference.

26(h)(1)(ix)     Third Amendment to Target Funds Participation Agreement among Waddell & Reed, Inc.,
                 Ivy Funds Variable Insurance Portfolios, and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(n)(iii) to Variable Annuity Account's Form
                 N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(1)(x)      Fourth Amendment to Ivy Funds Variable Insurance Portfolios Participation Agreement (Excludes
                 Products Sold Through W&R Distribution System) among Minnesota Life Insurance Company,
                 Waddell & Reed, Inc., and Ivy Funds Variable Insurance Portfolios, previously filed as
                 Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number
                 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

26(h)(1)(xi)     Sixth Amendment to Target Funds Participation Agreement (For Products Sold Through W&R
                 Distribution System) among Minnesota Life Insurance Company, Waddell & Reed, Inc., and Ivy
                 Funds Variable Insurance Portfolios, previously filed as Exhibit 26(h)(1)(xi) to Minnesota
                 Life Individual Variable Universal Life Account's Form N-6, File Number 333-148646,
                 Post-Effective Amendment Number 15, is hereby incorporated by reference.

26(h)(1)(xii)    Seventh Amendment to Ivy Funds Variable Insurance Portfolios Participation Agreement (For
                 Products Sold Through W&R Distribution System), previously filed on August 1, 2014 as
                 Exhibit 24(c)(8)(c)(vii) to Variable Annuity Account's Form N-4, File Number 333-189593,
                 Post-Effective Amendment Numbers 3 and 237, is hereby incorporated by reference.

26(i)(1)(i)      Fund Shareholder Services Agreement between Minnesota Life Insurance Company and
                 Ascend Financial Services, Inc. filed on February 27, 2003  as exhibit 27(h)(6)
                 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496,
                 Post-Effective Amendment Number 10, is hereby incorporated by reference.

26(i)(2)(i)      Investment Accounting Agreement between Securian Financial Group, Inc. and State
                 Street Bank and Trust Company filed on February 26, 2003 as exhibit 24(c)(8)(v) to
                 Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment
                 Number 1, is hereby incorporated by reference.

26(i)(2)(ii)     First Amendment to Investment Accounting Agreement between Securian Financial Group,
                 Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(l)(b) to the Securian Life Variable Universal Life Account's Form
                 N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(i)(2)(iii)    Administration Agreement between Securian Financial Group, Inc. and State Street
                 Bank and Trust Company filed on February 26, 2003 as exhibit 24(c)(8)(w) to
                 Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment
                 Number 1, is hereby incorporated by reference.

26(i)(2)(iv)     First Amendment to Administration Agreement between Securian Financial Group, Inc.
                 and State Street Bank and Trust Company, previously filed on August 15, 2006 as
                 Exhibit 26(i)(2)(b) to the Securian Life Variable Universal Life Account's Form N-6,
                 File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(j)            Not Applicable.

26(k)            Opinion and Consent of Alison J. Schmoock.

26(l)            Actuarial Opinion of Robert J. Ehren, FSA, CLU.

26(m)            Calculation.

26(n)            Consent of KPMG.

26(o)            Not Applicable.

26(p)            Not Applicable.

26(q)            Redeemability exemption, previously filed on December 6, 2007 as exhibit 26(q) to
                 Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number
                 333-144604, Pre-Effective Amendment #1, is hereby incorporated by reference.

26(r)            Minnesota Life Insurance Company - Power of Attorney to Sign
                 Registration Statements.
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